UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: February 29, 2012

Item 1: Report(s) to Shareholders.

Semiannual report dated February 29, 2012, enclosed

Schwab U.S. ETFs

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Mid-Cap ETFtm

Schwab U.S. Small-Cap ETFtm

Schwab U.S. Dividend
Equity ETFtm

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This wrapper is not part of the shareholder report.

Schwab U.S. ETFs

Semiannual Report
February 29, 2012

Schwab U.S. Broad Market ETFtm

Schwab U.S. Large-Cap ETFtm

Schwab U.S. Large-Cap
Growth ETFtm

Schwab U.S. Large-Cap
Value ETFtm

Schwab U.S. Mid-Cap ETFtm

Schwab U.S. Small-Cap ETFtm

Schwab U.S. Dividend
Equity ETFtm

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return for
the Report Period*

Schwab U.S. Broad Market ETFtm
(Ticker Symbol: SCHB)

NAV Return[1]	13.28%
Market Price Return[1]	13.29%
Dow Jones U.S. Broad Stock Market IndexSM	13.29%
ETF Category: Morningstar Large Blend[2]	12.89%

Performance Details	page 6

Schwab U.S. Large-Cap ETFtm
(Ticker Symbol: SCHX)

NAV Return[1]	13.27%
Market Price Return[1]	13.23%
Dow Jones U.S. Large-Cap Total Stock Market IndexSM	13.31%
ETF Category: Morningstar Large Blend[2]	12.89%

Performance Details	page 7

Schwab U.S. Large-Cap Growth ETFtm
(Ticker Symbol: SCHG)

NAV Return[1]	13.93%
Market Price Return[1]	13.96%
Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM	14.00%
ETF Category: Morningstar Large Growth[2]	13.09%

Performance Details	page 8

Schwab U.S. Large-Cap Value ETFtm
(Ticker Symbol: SCHV)

NAV Return[1]	12.55%
Market Price Return[1]	12.67%
Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM	12.64%
ETF Category: Morningstar Large Value[2]	12.31%

Performance Details	page 9

Schwab U.S. Mid-Cap ETFtm
(Ticker Symbol: SCHM)

NAV Return[1]	13.99%
Market Price Return[1]	13.90%
Dow Jones U.S. Mid-Cap Total Stock Market IndexSM	14.09%
ETF Category: Morningstar Mid-Cap Blend[2]	12.59%

Performance Details	page 10

Schwab U.S. Small-Cap ETFtm
(Ticker Symbol: SCHA)

NAV Return[1]	13.09%
Market Price Return[1]	13.11%
Dow Jones U.S. Small-Cap Total Stock Market IndexSM	13.10%
ETF Category: Morningstar Small Blend[2]	13.08%

Performance Details	page 11

Schwab U.S. Dividend Equity ETFtm**
(Ticker Symbol: SCHD)

NAV Return[1]	10.46%
Market Price Return[1]	10.50%
Dow Jones U.S. Dividend 100 IndexSM	10.58%
ETF Category: Morningstar Large Blend[2]	13.05%

Performance Details	page 12

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF. Shares are bought and sold at market price (not NAV). Brokerage commissions will reduce returns.

Index ownership—“Dow Jones” and the names identifying the Dow Jones Indexes are service marks of Dow Jones Trademark Holdings, LLC, (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. ETFs, based on their respective Dow Jones Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such products.

*	The report period covers the six months beginning September 1, 2011 through February 29, 2012, except where noted.

**	Total returns are since inception date of 10/20/11. Inception represents the date that the shares began trading in the secondary market. The fund’s total return may differ from the return disclosed in the Financial Highlights, as the total return in the Financial Highlights is calculated from the commencement of operations date which is the first day the NAV was determined.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

[2]	The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab U.S. ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc., and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us with your investment needs, and for reading this important report concerning the Schwab U.S. ETFs.

U.S. stocks generated impressive returns for the six months ended February 29, 2012, quickly recovering from an early period selloff amid an improving economic landscape and supportive corporate fundamentals. The S&P 500 Index generated a 13.31% total return in that environment, outperforming the 13.05% gain achieved by the Dow Jones Industrial Average, and the 12.40% total return of the small-cap Russell 2000 Index. In addition, growth stocks generally outperformed value stocks, while medium-capitalization stocks generally provided slightly higher returns than small- and large-cap stocks.

Equities started the period on a sour note, selling off sharply in September 2011. A worrisome soft patch in U.S. economic data that fueled fears of recession was one catalyst for the decline, while lingering market reaction to Standard & Poor’s August downgrade of long-term Treasuries—and worries about possible credit aftershocks—was another. Also weighing on stocks was data that began to suggest an unexpectedly quick deceleration of economic growth in China, where the country’s central bank was striving to temper inflation by raising short-term interest rates.

Concerns that the euro zone’s sovereign debt crisis could spread to the “core” countries of France and Germany fueled substantial market volatility, weighing on U.S. stocks as well. With ongoing developments frequently becoming media headlines, investor anxiety and stock market fluctuations spiked higher. Illustrating this behavior was the performance of the CBOE Volatility Index, or CBOE VIX. This “investor fear gauge”—which measures the implied volatility of stock index option prices—surged above 45.0 in mid-October, more than double the trailing 20-year historical average. In an effort to stabilize the financial markets amid this

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

13.31%	S&P 500® Index: measures U.S. large-cap stocks

12.40%	Russell 2000® Index: measures U.S. small-cap stocks

4.26%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.73%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.01%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab U.S. ETFs 3

From the President continued

U.S. stocks generated impressive returns, quickly recovering from an early period selloff amid an improving economic landscape and supportive corporate fundamentals.

volatile and uncertain backdrop, the Federal Reserve and European Central Bank acted in close coordination to ensure that markets had ample liquidity.

The new year brought with it a sharp change in investors’ risk tolerance, however. Improvement in U.S. economic prospects helped, as the national unemployment rate declined from 9.0% in September to an estimated 8.3% in February. In another positive development, inflation-adjusted U.S. economic growth accelerated to a 3.0% seasonally adjusted annual pace in the final quarter of 2011,* up sharply from an anemic 0.4% rate during the first quarter. Tentative signs that the housing market may be improving also played a role in shifting investor sentiment, with initial data revealing that existing home sales increased at a nearly 26% annualized rate in the final quarter of 2011. Construction activity and homebuilder sentiment improved as well, providing further evidence of a possible turnaround. In addition, optimism rose for a long-awaited solution to the sovereign debt crisis faced by Greece, while data out of China suggested that the country’s economy was achieving a “soft landing”—moderate but relatively robust growth.

Supportive corporate fundamentals helped equities start 2012 on firmer footing as well. Corporate profits for S&P 500 companies topped analyst estimates for a twelfth straight quarter during the final three months of 2011. Meanwhile, stock valuations remained approximately in line with trailing five-year averages, as gauged by price-to-earnings ratios for the S&P 500 Index. Amid that backdrop, stocks posted their best start-of-the-year performances in more than a decade for the combined months of January and February, and CBOE VIX levels decreased to historically average levels as stock market volatility and trading activity declined.

For information concerning the characteristics and investment performance of the Schwab U.S. ETFs, please read the pages that follow this letter.

We also encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabetfs.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

*	The figure cited represents the second estimate from the U.S. Bureau of Economic Analysis (BEA). The BEA provides three estimates of quarterly U.S. economic growth: an “initial” estimate, a “second” estimate, and a “final” estimate. Successive estimates are based upon more complete source data, and may result in a faster or slower estimated pace of inflation-adjusted economic activity.

4 Schwab U.S. ETFs

Fund Management

Agnes Hong, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. Prior to joining the firm in September 2009, she worked for five years as a portfolio manager for a major asset management firm. Prior to that, she worked in strategy and management consulting for five years. In addition, she also worked as a senior product manager servicing global financial services clients.

Ferian Juwono, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. Prior to joining the firm in May 2010, he was a portfolio manager at a major asset management firm for three years. Before that position, he was a senior business analyst at a major financial firm for nearly two years. In addition, he was a senior financial analyst at a regional banking firm for four years.

Schwab U.S. ETFs 5

Schwab U.S. Broad Market ETF™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Broad Market ETFtm (11/3/09)
NAV Return[2]	13.28%	4.76%	15.69%
Market Price Return[2]	13.29%	4.57%	15.63%
Dow Jones U.S. Broad Stock Market IndexSM	13.29%	4.61%	15.77%
ETF Category: Morningstar Large Blend[3]	12.89%	4.92%	14.47%

Fund Expense Ratio4: 0.06%

 Statistics

Number of Holdings	1,582
Weighted Average Market Cap ($ x 1,000,000)	$85,932
Price/Earnings Ratio (P/E)	16.7
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[5]	2%

 Sector Weightings % of Investments

Information Technology	19.5%
Financials	15.3%
Consumer Discretionary	11.9%
Health Care	11.4%
Energy	11.2%
Industrials	11.1%
Consumer Staples	9.5%
Materials	4.1%
Utilities	3.5%
Telecommunication Services	2.5%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	3.4%
Exxon Mobil Corp.	2.8%
Microsoft Corp.	1.6%
International Business Machines Corp.	1.6%
Chevron Corp.	1.5%
General Electric Co.	1.4%
The Procter & Gamble Co.	1.2%
AT&T, Inc.	1.2%
Johnson & Johnson	1.2%
Pfizer, Inc.	1.1%
Total	17.0%

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Broad Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC, (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Broad Market ETF, based on The Dow Jones U.S. Broad Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

6 Schwab U.S. ETFs

Schwab U.S. Large-Cap ETF™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Large-Cap ETFtm (11/3/09)
NAV Return[2]	13.27%	4.98%	15.02%
Market Price Return[2]	13.23%	4.91%	15.02%
Dow Jones U.S. Large-Cap Total Stock Market IndexSM	13.31%	5.08%	15.16%
ETF Category: Morningstar Large Blend[3]	12.89%	4.92%	14.47%

Fund Expense Ratio4: 0.08%

 Statistics

Number of Holdings	751
Weighted Average Market Cap ($ x 1,000,000)	$96,164
Price/Earnings Ratio (P/E)	16.0
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[5]	2%

 Sector Weightings % of Investments

Information Technology	19.7%
Financials	14.7%
Energy	11.9%
Consumer Discretionary	11.6%
Health Care	11.2%
Industrials	10.5%
Consumer Staples	10.2%
Materials	3.9%
Utilities	3.5%
Telecommunication Services	2.7%
Others	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	3.8%
Exxon Mobil Corp.	3.1%
Microsoft Corp.	1.8%
International Business Machines Corp.	1.7%
Chevron Corp.	1.6%
General Electric Co.	1.5%
AT&T, Inc.	1.4%
The Procter & Gamble Co.	1.3%
Johnson & Johnson	1.3%
Pfizer, Inc.	1.2%
Total	18.7%

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Large-Cap Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC, (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Large-Cap ETF, based on The Dow Jones U.S. Large-Cap Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. ETFs 7

Schwab U.S. Large-Cap Growth ETF™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Large-Cap Growth ETFtm (12/11/09)
NAV Return[2]	13.93%	5.93%	14.14%
Market Price Return[2]	13.96%	6.09%	14.17%
Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM	14.00%	6.06%	14.30%
ETF Category: Morningstar Large Growth[3]	13.09%	6.89%	14.34%

Fund Expense Ratio4: 0.13%

 Statistics

Number of Holdings	424
Weighted Average Market Cap ($ x 1,000,000)	$87,852
Price/Earnings Ratio (P/E)	18.2
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate[5]	4%

 Sector Weightings % of Investments

Information Technology	30.8%
Consumer Discretionary	13.9%
Industrials	11.9%
Health Care	11.9%
Energy	10.0%
Financials	7.8%
Consumer Staples	7.7%
Materials	5.0%
Utilities	0.5%
Telecommunication Services	0.4%
Others	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Apple, Inc.	7.7%
Microsoft Corp.	3.6%
Google, Inc., Class A	2.3%
Berkshire Hathaway, Inc., Class B	2.3%
Oracle Corp.	1.7%
Cisco Systems, Inc.	1.6%
Schlumberger Ltd.	1.6%
Wal-Mart Stores, Inc.	1.6%
QUALCOMM, Inc.	1.6%
PepsiCo, Inc.	1.5%
Total	25.5%

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Large-Cap Growth ETF, based on The Dow Jones U.S. Large-Cap Growth Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

8 Schwab U.S. ETFs

Schwab U.S. Large-Cap Value ETF™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Large-Cap Value ETFtm (12/11/09)
NAV Return[2]	12.55%	3.93%	11.35%
Market Price Return[2]	12.67%	3.89%	11.35%
Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM	12.64%	4.11%	11.58%
ETF Category: Morningstar Large Value[3]	12.31%	5.56%	12.49%

Fund Expense Ratio4: 0.13%

 Statistics

Number of Holdings	328
Weighted Average Market Cap ($ x 1,000,000)	$104,096
Price/Earnings Ratio (P/E)	14.3
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate[5]	5%

 Sector Weightings % of Investments

Financials	21.3%
Energy	13.6%
Consumer Staples	12.7%
Health Care	10.6%
Consumer Discretionary	9.4%
Industrials	9.1%
Information Technology	9.1%
Utilities	6.5%
Telecommunication Services	4.9%
Materials	2.8%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Exxon Mobil Corp.	6.0%
International Business Machines Corp.	3.4%
Chevron Corp.	3.2%
General Electric Co.	2.9%
The Procter & Gamble Co.	2.7%
AT&T, Inc.	2.6%
Johnson & Johnson	2.6%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.3%
JPMorgan Chase & Co.	2.2%
Total	30.3%

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Large-Cap Value ETF, based on The Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. ETFs 9

Schwab U.S. Mid-Cap ETF™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Mid-Cap ETFtm (1/13/11)
NAV Return[2]	13.99%	3.30%	7.09%
Market Price Return[2]	13.90%	3.30%	7.09%
Dow Jones U.S. Mid-Cap Total Stock Market IndexSM	14.09%	3.43%	7.23%
ETF Category: Morningstar Mid-Cap Blend[3]	12.59%	2.00%	6.15%

Fund Expense Ratio4: 0.13%

 Statistics

Number of Holdings	490
Weighted Average Market Cap ($ x 1,000,000)	$4,350
Price/Earnings Ratio (P/E)	23.7
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5]	8%

 Sector Weightings % of Investments

Financials	20.3%
Industrials	16.2%
Consumer Discretionary	15.3%
Information Technology	14.6%
Materials	8.6%
Health Care	8.2%
Utilities	6.8%
Energy	6.1%
Consumer Staples	2.7%
Telecommunication Services	1.2%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Seagate Technology plc	0.7%
Liberty Media Corp. - Liberty Capital, Series A	0.6%
Herbalife Ltd.	0.5%
Regeneron Pharmaceuticals, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
AMETEK, Inc.	0.5%
Textron, Inc.	0.5%
Kansas City Southern	0.5%
Celanese Corp., Series A	0.5%
Pall Corp.	0.4%
Total	5.2%

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Mid-Cap Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are paid by CSIM. The Schwab U.S. Mid-Cap ETF, based on The Dow Jones U.S. Mid-Cap Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

10 Schwab U.S. ETFs

Schwab U.S. Small-Cap ETF™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab U.S. Small-Cap ETFtm (11/3/09)
NAV Return[2]	13.09%	0.94%	20.37%
Market Price Return[2]	13.11%	0.94%	20.41%
Dow Jones U.S. Small-Cap Total Stock Market IndexSM	13.10%	0.95%	20.58%
ETF Category: Morningstar Small Blend[3]	13.08%	0.36%	17.78%

Fund Expense Ratio4: 0.13%

 Statistics

Number of Holdings	1,737
Weighted Average Market Cap ($ x 1,000,000)	$1,858
Price/Earnings Ratio (P/E)	36.7
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5]	5%

 Sector Weightings % of Investments

Financials	20.2%
Information Technology	17.2%
Industrials	16.8%
Consumer Discretionary	14.7%
Health Care	12.3%
Energy	6.2%
Materials	5.8%
Consmer Staples	2.9%
Utilities	2.9%
Telecommunication Services	1.0%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Rock-Tenn Co., Class A	0.3%
VeriFone Systems, Inc.	0.3%
Panera Bread Co., Class A	0.3%
Superior Energy Services, Inc.	0.3%
Foot Locker, Inc.	0.3%
BE Aerospace, Inc.	0.3%
Polaris Industries, Inc.	0.3%
Oil States International, Inc.	0.3%
MICROS Systems, Inc., Class A	0.3%
Ulta Salon, Cosmetics & Fragrance, Inc.	0.3%
Total	3.0%

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Investments in smaller companies typically exhibit higher volatility.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Small-Cap Total Stock Market IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are payable by CSIM. The Schwab U.S. Small-Cap ETF, based on The Dow Jones U.S. Small-Cap Total Stock Market IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

Source of Sector Classification: S&P and MSCI.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

Schwab U.S. ETFs 11

Schwab U.S. Dividend Equity ETF™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Fund and Inception Date	Since Inception*

Fund: Schwab U.S. Dividend Equity ETFtm (10/20/11)
NAV Return[2]	10.46%
Market Price Return[2]	10.50%
Dow Jones U.S. Dividend 100 IndexSM	10.58%
ETF Category: Morningstar Large Blend[3]	13.05%

Fund Expense Ratio4: 0.17%

 Statistics

Number of Holdings	100
Weighted Average Market Cap ($ x 1,000,000)	$106,585
Price/Earnings Ratio (P/E)	14.3
Price/Book Ratio (P/B)	3.3
Portfolio Turnover Rate[5]	1%

 Sector Weightings % of Investments

Consumer Staples	22.7%
Industrials	18.3%
Health Care	12.6%
Energy	12.4%
Information Technology	12.3%
Consumer Discretionary	11.5%
Materials	4.3%
Financials	2.6%
Utilities	2.4%
Telecommunication Services	0.9%
Total	100.0%

 Top Equity Holdings % of Net Assets6

Intel Corp.	4.6%
Exxon Mobil Corp.	4.6%
Chevron Corp.	4.5%
The Procter & Gamble Co.	4.4%
The Coca-Cola Co.	4.4%
International Business Machines Corp.	4.3%
Johnson & Johnson	4.3%
Wal-Mart Stores, Inc.	3.7%
McDonald’s Corp.	3.6%
PepsiCo, Inc.	3.5%
Total	41.9%

Portfolio holdings may have changed since the report date.

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Index ownership—“Dow Jones” and “The Dow Jones U.S. Dividend 100 IndexSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”), and sublicensed for use for certain purposes by CSIM, the fund’s investment adviser. Fees payable under the license are payable by CSIM. The Schwab U.S. Dividend Equity ETF, based on The Dow Jones U.S. Dividend 100 IndexSM, is not sponsored, endorsed, sold or promoted by Dow Jones or CME Indexes and neither makes any representation regarding the advisability of trading in such product.

Source of Sector Classification: S&P and MSCI.

*	Total returns are since inception date of 10/20/11. Inception represents the date that the shares began trading in the secondary market. The fund’s total return may differ from the return disclosed in the Financial Highlights, as the total return in the Financial Highlights is calculated from the commencement of operations date which is the first day the NAV was determined.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	This list is not a recommendation of any security by the investment adviser.

12 Schwab U.S. ETFs

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2011 (or, for the Schwab U.S. Dividend Equity ETF, since commencement of operations on October 19, 2011) and held through February 29, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees or brokerage commissions you may pay when purchasing or selling shares of the fund. If these transactional costs were included, your costs would have been higher.

			Ending
			Account Value
	Expense Ratio[1]	Beginning	(Net of Expenses)	Expenses Paid
	(Annualized)	Account Value	at 2/29/12	During Period

Schwab U.S. Broad Market ETFtm2
Actual Return	0.06%	$1,000	$1,132.80	$0.32
Hypothetical 5% Return	0.06%	$1,000	$1,024.57	$0.30

Schwab U.S. Large-Cap ETFtm2
Actual Return	0.08%	$1,000	$1,132.70	$0.42
Hypothetical 5% Return	0.08%	$1,000	$1,024.47	$0.40

Schwab U.S. Large-Cap Growth ETFtm2
Actual Return	0.13%	$1,000	$1,139.30	$0.69
Hypothetical 5% Return	0.13%	$1,000	$1,024.22	$0.65

Schwab U.S. Large-Cap Value ETFtm2
Actual Return	0.13%	$1,000	$1,125.50	$0.69
Hypothetical 5% Return	0.13%	$1,000	$1,024.22	$0.65

Schwab U.S. Mid-Cap ETFtm2
Actual Return	0.13%	$1,000	$1,139.90	$0.69
Hypothetical 5% Return	0.13%	$1,000	$1,024.22	$0.65

Schwab U.S. Small-Cap ETFtm2
Actual Return	0.13%	$1,000	$1,130.90	$0.69
Hypothetical 5% Return	0.13%	$1,000	$1,024.22	$0.65

Schwab U.S. Dividend Equity ETFtm3
Actual Return	0.17%	$1,000	$1,099.70	$0.65
Hypothetical 5% Return	0.17%	$1,000	$1,017.68	$0.63

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
[3]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 134 days of the period (from commencement of operations on 10/19/11 through 2/29/12) and divided by the 366 days of the fiscal year.

Schwab U.S. ETFs 13

Schwab U.S. Broad Market ETF™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	10/30/09[1]–
	2/29/12*		8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	29.47		25.11	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.32	[2]	0.56 [2]	0.42	[2]
Net realized and unrealized gains (losses)	3.55		4.32	(0.05)

Total from investment operations	3.87		4.88	0.37
Less distributions:
Distributions from net investment income	(0.29)		(0.52)	(0.26)

Net asset value at end of period	33.05		29.47	25.11

Total return (%)	13.28	[3]	19.41	1.42	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.06	[4]	0.06	0.07	[4,5]
Gross operating expenses	0.06	[4]	0.06	0.07	[4]
Net investment income (loss)	2.13	[4]	1.83	1.92	[4]
Portfolio turnover rate[6]	2	[3]	3	2	[3]
Net assets, end of period ($ x 1,000)	993,159		742,651	272,490

* Unaudited.

1 Commencement of operations.
2 Calculated based on the average shares outstanding during the period.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended 8/31/10 is a blended rate.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

14 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	902,857,164	991,351,544
0.0%		Rights	—	—
0.0%		Other Investment Company	329,682	329,682

99.8%		Total Investments	903,186,846	991,681,226
0.3%		Collateral Invested for Securities on Loan	3,044,237	3,044,237
(0	.1)%	Other Assets and Liabilities, Net		(1,566,952)

100.0%		Net Assets		993,158,511

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.9%
American Axle & Manufacturing Holdings, Inc. *	3,005	34,227
BorgWarner, Inc. *	7,813	647,229
Cooper Tire & Rubber Co.	6,010	99,766
Dana Holding Corp. *	10,217	163,472
Dorman Products, Inc. *	1,202	54,583
Ford Motor Co.	249,415	3,087,758
General Motors Co. *	38,464	1,000,833
Gentex Corp.	9,015	213,205
Harley-Davidson, Inc.	15,626	727,859
Johnson Controls, Inc.	44,474	1,451,187
Lear Corp.	7,212	326,054
Tenneco, Inc. *	3,606	138,831
Tesla Motors, Inc. *(a)	3,606	120,476
The Goodyear Tire & Rubber Co. *	19,232	247,323
Thor Industries, Inc.	3,005	97,873
TRW Automotive Holdings Corp. *	7,212	329,877
Visteon Corp. *	4,207	226,000

		8,966,553

Banks 3.1%
Associated Banc-Corp	12,941	171,339
Astoria Financial Corp.	9,616	84,428
BancorpSouth, Inc.	4,808	56,927
Bank of Hawaii Corp.	3,005	138,230
Bank of the Ozarks, Inc.	2,404	70,557
BankUnited, Inc.	4,808	110,728
BB&T Corp.	45,676	1,336,023
BBCN Bancorp, Inc. *	9,015	92,404
BOK Financial Corp.	2,404	129,047
Boston Private Financial Holdings, Inc.	9,015	85,913
CapitalSource, Inc.	28,247	190,667
Capitol Federal Financial, Inc.	15,025	175,642
Cathay General Bancorp	7,212	117,844
CIT Group, Inc. *	13,823	562,734
City Holding Co. (a)	1,202	41,193
City National Corp.	3,005	141,235
Columbia Banking System, Inc.	4,207	88,978
Comerica, Inc.	13,823	410,405
Commerce Bancshares, Inc.	5,635	217,567
Community Bank System, Inc.	2,404	65,677
Cullen/Frost Bankers, Inc.	3,606	203,667
CVB Financial Corp.	12,020	129,455
East West Bancorp, Inc.	10,217	226,000
F.N.B. Corp.	13,222	155,887
Fifth Third Bancorp	63,105	858,859
First Citizens BancShares, Inc., Class A	601	105,866
First Financial Bancorp	3,662	59,947
First Financial Bankshares, Inc. (a)	3,005	102,951
First Horizon National Corp.	21,035	197,729
First Midwest Bancorp, Inc.	6,010	69,476
First Niagara Financial Group, Inc.	20,434	195,349
First Republic Bank *	4,808	144,192
FirstMerit Corp.	7,212	115,753
Fulton Financial Corp.	14,744	144,491
Glacier Bancorp, Inc.	7,212	99,526
Hancock Holding Co.	5,409	183,636
Home Bancshares, Inc.	2,404	60,581
Hudson City Bancorp, Inc.	31,853	218,193
Huntington Bancshares, Inc.	56,494	330,207
IBERIABANK Corp.	1,803	95,631
International Bancshares Corp.	6,010	114,070
Investors Bancorp, Inc. *	3,606	52,395
KeyCorp	64,755	524,515
M&T Bank Corp.	8,414	686,751
MB Financial, Inc.	5,409	107,639
MGIC Investment Corp. *	18,030	81,315
National Penn Bancshares, Inc.	15,025	131,469
NBT Bancorp, Inc.	4,207	91,755
New York Community Bancorp, Inc.	28,247	367,493
Northwest Bancshares, Inc.	9,015	113,769
Ocwen Financial Corp. *	8,414	135,550
Old National Bancorp	9,015	108,901
Oritani Financial Corp.	4,207	54,817
PacWest Bancorp	3,005	65,419
Park National Corp. (a)	1,803	124,119
People’s United Financial, Inc.	22,838	287,530
PNC Financial Services Group, Inc.	34,657	2,062,785
Popular, Inc. *	66,219	125,816
PrivateBancorp, Inc.	5,409	78,431
Prosperity Bancshares, Inc.	3,005	131,439
Provident Financial Services, Inc.	4,808	66,062
Regions Financial Corp.	80,534	463,876
Signature Bank *	3,005	178,377
SunTrust Banks, Inc.	38,464	883,133
Susquehanna Bancshares, Inc.	9,021	83,625
SVB Financial Group *	3,606	213,764
Synovus Financial Corp.	36,060	76,447
TCF Financial Corp.	12,268	132,249
Texas Capital Bancshares, Inc. *	4,207	142,575

See financial notes 15

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TFS Financial Corp. *	8,414	78,671
Trustmark Corp.	4,808	113,373
U.S. Bancorp	126,811	3,728,243
UMB Financial Corp.	2,404	100,127
Umpqua Holdings Corp.	9,616	118,469
United Bankshares, Inc. (a)	4,808	140,778
Valley National Bancorp	15,025	187,963
Washington Federal, Inc.	7,212	116,834
Webster Financial Corp.	7,212	157,799
Wells Fargo & Co.	327,545	10,248,883
Westamerica Bancorp	1,803	85,390
Wintrust Financial Corp.	3,005	101,299
Zions Bancorp	11,419	216,961

		31,065,810

Capital Goods 8.4%
3M Co.	42,671	3,737,980
A.O. Smith Corp.	2,404	108,565
AAR Corp.	2,404	53,008
Actuant Corp., Class A	5,409	152,371
Acuity Brands, Inc.	3,005	186,881
Aecom Technology Corp. *	6,611	154,367
Aerovironment, Inc. *	1,803	51,349
AGCO Corp. *	6,010	310,296
Air Lease Corp. *	6,010	147,786
Aircastle Ltd.	5,409	73,616
Alliant Techsystems, Inc.	1,803	108,180
American Science & Engineering, Inc.	601	43,693
AMETEK, Inc.	10,818	514,937
Applied Industrial Technologies, Inc.	3,005	120,711
Armstrong World Industries, Inc. *	2,404	123,133
Barnes Group, Inc.	5,409	149,829
BE Aerospace, Inc. *	7,212	330,598
Beacon Roofing Supply, Inc. *	3,005	70,858
Belden, Inc.	3,606	142,329
Blount International, Inc. *	3,005	51,536
Brady Corp., Class A	3,005	96,010
Briggs & Stratton Corp.	4,808	81,447
Carlisle Cos., Inc.	4,207	205,302
Caterpillar, Inc.	39,065	4,461,614
Chart Industries, Inc. *	1,824	124,743
CLARCOR, Inc.	3,606	181,995
Colfax Corp. *	3,005	102,230
Cooper Industries plc	12,030	736,477
Crane Co.	3,606	175,143
Cubic Corp.	2,404	114,911
Cummins, Inc.	12,020	1,449,251
Curtiss-Wright Corp.	3,005	111,636
Danaher Corp.	37,863	2,000,302
Deere & Co.	27,646	2,292,683
DigitalGlobe, Inc. *	3,019	46,432
Donaldson Co., Inc.	4,808	353,051
Dover Corp.	12,020	769,520
Eaton Corp.	21,636	1,129,183
EMCOR Group, Inc.	4,207	116,955
Emerson Electric Co.	49,883	2,509,614
EnerSys *	4,207	141,271
ESCO Technologies, Inc.	2,404	86,039
Esterline Technologies Corp. *	2,404	156,140
Exelis, Inc.	12,020	126,330
Fastenal Co.	19,232	1,013,142
Flowserve Corp.	3,606	427,563
Fluor Corp.	12,020	726,970
Fortune Brands Home & Security, Inc. *	10,217	197,597
Foster Wheeler AG *	7,412	182,558
Franklin Electric Co., Inc.	1,803	90,168
Gardner Denver, Inc.	3,606	247,660
GATX Corp.	3,606	156,825
Generac Holdings, Inc. *	1,803	45,868
General Cable Corp. *	3,130	96,936
General Dynamics Corp.	19,833	1,452,371
General Electric Co.	695,357	13,246,551
Goodrich Corp.	8,414	1,059,912
Graco, Inc.	4,207	215,314
GrafTech International Ltd. *	8,414	106,942
Granite Construction, Inc.	3,606	103,132
Harsco Corp.	5,409	120,242
HEICO Corp., Class A	3,005	119,839
Hexcel Corp. *	8,414	212,622
Honeywell International, Inc.	46,878	2,792,522
Hubbell, Inc., Class B	3,606	271,243
Huntington Ingalls Industries, Inc. *	3,606	129,383
IDEX Corp.	5,409	226,096
II-VI, Inc. *	4,828	112,927
Illinois Tool Works, Inc.	28,247	1,573,075
Ingersoll-Rand plc	22,838	910,779
ITT Corp.	6,010	149,949
Jacobs Engineering Group, Inc. *	8,414	388,895
Joy Global, Inc.	7,212	627,155
Kaman Corp.	1,803	62,185
Kaydon Corp.	3,005	113,048
KBR, Inc.	10,818	392,910
Kennametal, Inc.	5,409	249,193
L-3 Communications Holdings, Inc.	7,813	548,863
Lennox International, Inc.	3,606	141,103
Lincoln Electric Holdings, Inc.	6,010	277,602
Lockheed Martin Corp.	17,454	1,543,108
Masco Corp.	25,242	299,875
MasTec, Inc. *	7,813	137,431
Moog, Inc., Class A *	3,606	158,339
MSC Industrial Direct Co., Class A	3,005	238,627
Mueller Industries, Inc.	3,606	165,876
Navistar International Corp. *	4,207	175,768
Nordson Corp.	3,606	198,222
Northrop Grumman Corp.	16,227	970,537
Orbital Sciences Corp. *	3,606	50,664
Oshkosh Corp. *	6,010	140,093
Owens Corning, Inc. *	6,611	209,238
PACCAR, Inc.	24,040	1,106,080
Pall Corp.	7,813	495,735
Parker Hannifin Corp.	10,818	971,565
Pentair, Inc.	6,611	254,523
Polypore International, Inc. *(a)	2,404	98,852
Precision Castparts Corp.	9,616	1,610,007
Quanta Services, Inc. *	13,222	276,340
Raven Industries, Inc.	1,202	75,786
Raytheon Co.	22,838	1,153,776
RBC Bearings, Inc. *	1,803	82,055
Regal-Beloit Corp.	2,404	162,270
Robbins & Myers, Inc.	3,005	146,674
Rockwell Automation, Inc.	9,616	769,088
Rockwell Collins, Inc.	10,217	605,766

16 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Roper Industries, Inc.	6,010	550,035
RSC Holdings, Inc. *	6,611	147,227
Simpson Manufacturing Co., Inc.	3,606	107,531
Snap-On, Inc.	3,606	220,435
Spirit AeroSystems Holdings, Inc., Class A *	6,080	145,677
SPX Corp.	3,606	263,743
Stanley Black & Decker, Inc.	11,419	876,979
TAL International Group, Inc.	1,815	65,413
Teledyne Technologies, Inc. *	3,005	179,098
Terex Corp. *	7,813	198,372
Textainer Group Holdings Ltd.	3,005	99,826
Textron, Inc.	18,631	512,539
The Babcock & Wilcox Co. *	7,813	201,107
The Boeing Co.	43,873	3,288,281
The Manitowoc Co., Inc.	10,217	160,816
The Middleby Corp. *	1,803	176,225
The Shaw Group, Inc. *	5,409	156,536
The Timken Co.	5,409	283,432
The Toro Co.	2,404	162,847
Thomas & Betts Corp. *	3,606	260,461
Titan International, Inc.	2,404	59,235
TransDigm Group, Inc. *	3,606	428,357
Trinity Industries, Inc.	5,409	188,017
Triumph Group, Inc.	3,606	230,063
Tutor Perini Corp. *	4,808	75,870
Tyco International Ltd.	30,651	1,588,335
United Rentals, Inc. *	3,648	152,049
United Technologies Corp.	52,287	4,385,311
URS Corp. *	5,409	236,103
USG Corp. *	7,212	102,771
Valmont Industries, Inc.	1,202	133,506
W.W. Grainger, Inc.	4,207	873,920
WABCO Holdings, Inc. *	4,207	250,274
Wabtec Corp.	3,005	224,564
Watsco, Inc.	1,803	128,716
Watts Water Technologies, Inc., Class A	3,005	118,818
WESCO International, Inc. *	3,606	226,781
Woodward, Inc.	3,606	157,835
Xylem, Inc.	12,020	312,280

		83,015,122

Commercial & Professional Services 0.9%
ABM Industries, Inc.	4,808	109,142
Acacia Research Corp. *	2,404	94,958
Avery Dennison Corp.	7,212	219,966
Cintas Corp.	7,813	301,269
Clean Harbors, Inc. *	3,606	242,179
Copart, Inc. *	4,808	239,342
Corrections Corp. of America *	7,212	180,733
CoStar Group, Inc. *	2,404	144,192
Covanta Holding Corp.	9,015	147,215
Deluxe Corp.	3,606	88,960
Equifax, Inc.	8,414	353,725
FTI Consulting, Inc. *	3,606	144,492
Healthcare Services Group, Inc.	7,212	140,490
Herman Miller, Inc.	6,010	126,210
HNI Corp.	3,606	91,160
Huron Consulting Group, Inc. *	1,202	45,892
IHS, Inc., Class A *	3,005	284,183
Insperity, Inc.	1,812	54,596
Interface, Inc., Class A	6,611	80,985
Iron Mountain, Inc.	12,020	373,221
KAR Auction Services, Inc. *	6,011	96,597
Korn/Ferry International *	6,010	95,980
Manpower, Inc.	5,409	232,966
Mine Safety Appliances Co.	3,606	132,917
Mobile Mini, Inc. *	2,404	51,926
Nielsen Holdings N.V. *	3,636	107,226
Pitney Bowes, Inc.	13,823	250,611
Portfolio Recovery Associates, Inc. *	1,202	83,815
R.R. Donnelley & Sons Co. (a)	13,823	191,034
Republic Services, Inc.	20,434	609,546
Resources Connection, Inc.	5,409	70,696
Robert Half International, Inc.	10,217	290,469
Rollins, Inc.	7,212	146,115
Steelcase, Inc., Class A	8,478	74,437
Stericycle, Inc. *	5,409	469,339
Sykes Enterprises, Inc. *	4,207	57,972
Tetra Tech, Inc. *	3,606	88,563
The Advisory Board Co. *	1,202	97,290
The Brink’s Co.	3,606	91,051
The Corporate Executive Board Co.	3,606	149,433
The Dun & Bradstreet Corp.	3,606	298,036
The Geo Group, Inc. *	4,808	84,669
Towers Watson & Co., Class A	3,005	192,140
TrueBlue, Inc. *	3,606	59,715
UniFirst Corp.	1,202	72,216
United Stationers, Inc.	3,606	104,718
Verisk Analytics, Inc., Class A *	9,616	418,296
Waste Connections, Inc.	7,943	258,306
Waste Management, Inc.	26,444	925,011

		9,264,000

Consumer Durables & Apparel 1.4%
American Greetings Corp., Class A	4,207	63,105
Brunswick Corp.	6,010	143,699
Carter’s, Inc. *	4,207	204,334
Coach, Inc.	19,843	1,485,050
Columbia Sportswear Co.	1,202	60,016
Crocs, Inc. *	6,662	130,908
D.R. Horton, Inc.	19,232	275,787
Deckers Outdoor Corp. *	3,005	224,654
Fossil, Inc. *	3,606	439,860
Garmin Ltd. (a)	7,813	368,695
Hanesbrands, Inc. *	6,611	189,934
Harman International Industries, Inc.	4,808	236,217
Hasbro, Inc.	7,813	275,955
Helen of Troy Ltd. *	3,005	97,663
Iconix Brand Group, Inc. *	8,414	152,798
Jarden Corp.	6,611	233,170
Leggett & Platt, Inc.	10,818	244,811
Lennar Corp., Class A	10,217	238,873
Liz Claiborne, Inc. *	3,005	29,389
M.D.C Holdings, Inc.	3,005	73,863
Mattel, Inc.	24,641	799,354
Michael Kors Holdings Ltd. *	1,803	77,980
Mohawk Industries, Inc. *	3,606	229,017
Newell Rubbermaid, Inc.	19,232	351,946
NIKE, Inc., Class B	25,242	2,724,117
NVR, Inc. *	298	206,216

See financial notes 17

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Polaris Industries, Inc.	4,808	317,616
PulteGroup, Inc. *	22,838	201,431
PVH Corp.	4,207	357,637
Ralph Lauren Corp.	4,207	730,882
Steven Madden Ltd. *	3,005	129,756
Tempur-Pedic International, Inc. *	5,409	427,311
The Jones Group, Inc.	6,010	59,199
The Ryland Group, Inc.	5,409	98,065
The Warnaco Group, Inc. *	3,005	176,424
Toll Brothers, Inc. *	10,217	239,691
True Religion Apparel, Inc. *	3,005	79,242
Tupperware Brands Corp.	4,207	263,737
Under Armour, Inc., Class A *	3,005	268,166
Vera Bradley, Inc. *(a)	1,803	66,170
VF Corp.	6,010	877,760
Whirlpool Corp.	4,808	363,341
Wolverine World Wide, Inc.	3,606	137,533

		14,351,372

Consumer Services 2.4%
Apollo Group, Inc., Class A *	8,414	358,773
Bally Technologies, Inc. *	3,606	154,842
BJ’s Restaurants, Inc. *	1,803	89,519
Bob Evans Farms, Inc.	3,606	132,701
Boyd Gaming Corp. *	12,020	96,280
Bridgepoint Education, Inc. *(a)	3,716	90,522
Brinker International, Inc.	7,813	215,561
Buffalo Wild Wings, Inc. *	1,803	155,941
Carnival Corp.	28,247	855,602
Chipotle Mexican Grill, Inc. *	2,039	795,659
Choice Hotels International, Inc.	3,005	112,898
Coinstar, Inc. *(a)	1,876	109,239
Cracker Barrel Old Country Store, Inc.	1,803	100,373
Darden Restaurants, Inc.	9,015	459,675
DeVry, Inc.	4,207	149,475
Domino’s Pizza, Inc. *	4,864	187,069
Dunkin’ Brands Group, Inc. *	3,005	87,265
Gaylord Entertainment Co. *	2,404	71,543
H&R Block, Inc.	22,237	362,463
Hillenbrand, Inc.	4,808	110,440
Hyatt Hotels Corp., Class A *	2,404	99,550
International Game Technology	20,434	306,919
International Speedway Corp., Class A	3,606	90,727
ITT Educational Services, Inc. *(a)	2,404	165,011
Jack in the Box, Inc. *	4,808	114,671
K12, Inc. *	2,404	51,830
Las Vegas Sands Corp. *	25,479	1,416,887
Life Time Fitness, Inc. *	4,207	208,120
Marriott International, Inc., Class A	20,434	720,911
Marriott Vacations Worldwide Corp. *	2,005	49,985
Matthews International Corp., Class A	2,404	74,572
McDonald’s Corp.	67,913	6,742,403
MGM Resorts International *	20,674	284,681
Orient-Express Hotels Ltd., Class A *	6,010	59,439
Panera Bread Co., Class A *	1,803	278,708
Penn National Gaming, Inc. *	4,207	179,008
Regis Corp.	6,010	104,033
Royal Caribbean Cruises Ltd.	9,015	256,837
Scientific Games Corp., Class A *	7,212	75,798
Service Corp. International	16,828	190,829
Six Flags Entertainment Corp.	4,808	217,610
Sotheby’s	4,303	169,280
Starbucks Corp.	48,681	2,363,949
Starwood Hotels & Resorts Worldwide, Inc.	12,621	680,272
Strayer Education, Inc. (a)	1,202	123,680
Texas Roadhouse, Inc.	4,207	70,383
The Cheesecake Factory, Inc. *	4,808	142,509
The Wendy’s Co.	24,641	124,930
Vail Resorts, Inc.	2,404	101,208
Weight Watchers International, Inc. (a)	3,005	234,330
WMS Industries, Inc. *	3,005	66,200
Wyndham Worldwide Corp.	12,020	528,760
Wynn Resorts Ltd.	6,010	712,425
Yum! Brands, Inc.	30,651	2,030,322

		23,732,617

Diversified Financials 5.1%
Affiliated Managers Group, Inc. *	3,606	383,642
American Express Co.	67,913	3,591,919
Ameriprise Financial, Inc.	15,025	837,794
Bank of America Corp.	664,105	5,292,917
BlackRock, Inc.	6,611	1,315,589
Capital One Financial Corp.	30,651	1,550,941
Cash America International, Inc.	3,005	139,372
CBOE Holdings, Inc.	6,653	183,423
Citigroup, Inc.	192,320	6,408,102
CME Group, Inc.	4,207	1,217,884
Cohen & Steers, Inc. (a)	1,803	59,391
Credit Acceptance Corp. *	601	57,852
DFC Global Corp. *	2,404	43,056
Discover Financial Services	36,060	1,082,161
Duff & Phelps Corp., Class A	5,409	74,428
E*TRADE Financial Corp. *	16,227	156,266
Eaton Vance Corp.	7,813	225,093
Evercore Partners, Inc., Class A	1,202	32,682
EZCORP, Inc., Class A *	3,606	113,589
Federated Investors, Inc., Class B (a)	6,019	123,329
Financial Engines, Inc. *	3,005	69,265
First Cash Financial Services, Inc. *	3,005	126,991
Franklin Resources, Inc.	10,222	1,205,072
Greenhill & Co., Inc.	2,404	105,680
IntercontinentalExchange, Inc. *	4,808	663,312
Invesco Ltd.	30,651	759,225
Janus Capital Group, Inc.	12,020	106,016
Jefferies Group, Inc.	7,212	120,585
JPMorgan Chase & Co.	250,617	9,834,211
Knight Capital Group, Inc., Class A *	6,010	79,632
Legg Mason, Inc.	10,818	296,305
Leucadia National Corp.	13,222	376,695
LPL Investment Holdings, Inc. *	4,506	153,655
MarketAxess Holdings, Inc.	1,266	41,930
Moody’s Corp.	13,823	533,706
Morgan Stanley	87,746	1,626,811
MSCI, Inc., Class A *	8,414	297,687
Northern Trust Corp.	14,424	640,570
NYSE Euronext	17,429	518,861
PHH Corp. *	6,010	81,856
PICO Holdings, Inc. *	3,005	66,441
Raymond James Financial, Inc.	6,611	233,831
SEI Investments Co.	10,818	213,655

18 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SLM Corp.	34,257	539,890
State Street Corp.	33,656	1,421,293
Stifel Financial Corp. *	3,005	112,778
T. Rowe Price Group, Inc.	16,828	1,036,436
TD Ameritrade Holding Corp.	15,626	291,737
The Bank of New York Mellon Corp.	81,736	1,807,183
The Charles Schwab Corp. (b)	68,860	955,777
The Goldman Sachs Group, Inc.	28,247	3,252,360
The NASDAQ OMX Group, Inc. *	10,217	269,116
Waddell & Reed Financial, Inc., Class A	5,409	170,708
WisdomTree Investments, Inc. *	7,212	51,061
World Acceptance Corp. *	1,803	114,527

		51,064,288

Energy 11.2%
Alpha Natural Resources, Inc. *	15,183	281,797
Anadarko Petroleum Corp.	33,055	2,780,587
Apache Corp.	25,242	2,724,369
Apco Oil & Gas International, Inc. (a)	1,214	91,269
Arch Coal, Inc.	13,222	179,423
Atwood Oceanics, Inc. *	3,606	171,501
Baker Hughes, Inc.	28,848	1,450,477
Berry Petroleum Co., Class A	3,606	194,580
Bill Barrett Corp. *	4,207	122,971
Bristow Group, Inc.	3,005	141,866
Cabot Oil & Gas Corp.	14,424	503,109
Cameron International Corp. *	16,828	937,488
CARBO Ceramics, Inc. (a)	1,803	165,245
Carrizo Oil & Gas, Inc. *	1,546	43,551
Cheniere Energy, Inc. *	6,010	90,390
Chesapeake Energy Corp.	42,671	1,066,775
Chevron Corp.	132,220	14,427,846
Cimarex Energy Co.	6,010	484,827
Clayton Williams Energy, Inc. *	601	53,098
Clean Energy Fuels Corp. *(a)	4,207	79,050
Cloud Peak Energy, Inc. *	4,207	74,548
Cobalt International Energy, Inc. *	9,616	289,057
Comstock Resources, Inc. *	3,005	48,170
Concho Resources, Inc. *	7,212	770,530
ConocoPhillips	81,736	6,256,891
CONSOL Energy, Inc.	14,547	521,074
Contango Oil & Gas Co. *	601	38,212
Continental Resources, Inc. *	4,808	435,989
CVR Energy, Inc. *	4,989	135,751
Denbury Resources, Inc. *	25,892	515,510
Devon Energy Corp.	27,051	1,983,109
Diamond Offshore Drilling, Inc.	4,207	288,053
Dresser-Rand Group, Inc. *	6,010	315,645
Dril-Quip, Inc. *	3,005	210,320
El Paso Corp.	52,888	1,470,815
Energen Corp.	4,808	255,930
EOG Resources, Inc.	18,030	2,052,896
EQT Corp.	10,217	541,705
EXCO Resources, Inc. (a)	11,419	81,417
Exterran Holdings, Inc. *	4,235	60,984
Exxon Mobil Corp.	316,727	27,396,886
FMC Technologies, Inc. *	16,828	848,636
Forest Oil Corp. *	7,212	93,251
Gulfmark Offshore, Inc., Class A *	1,803	90,583
Gulfport Energy Corp. *	3,025	101,701
Halliburton Co.	60,100	2,199,059
Helix Energy Solutions Group, Inc. *	6,611	127,196
Helmerich & Payne, Inc.	6,611	405,254
Hess Corp.	20,434	1,326,575
HollyFrontier Corp.	14,424	470,655
Hornbeck Offshore Services, Inc. *	2,404	97,963
ION Geophysical Corp. *	11,419	81,760
Key Energy Services, Inc. *	11,419	194,808
Kinder Morgan, Inc. (a)	6,060	213,554
Kodiak Oil & Gas Corp. *	22,854	221,455
Lufkin Industries, Inc.	2,404	191,455
Magnum Hunter Resources Corp. *(a)	8,470	58,612
Marathon Oil Corp.	47,479	1,609,063
Marathon Petroleum Corp.	24,040	998,862
McDermott International, Inc. *	15,626	204,076
McMoRan Exploration Co. *	9,261	129,654
Murphy Oil Corp.	12,621	806,987
Nabors Industries Ltd. *	19,833	431,963
National-Oilwell Varco, Inc.	28,247	2,331,225
Newfield Exploration Co. *	9,015	324,540
Newpark Resources, Inc. *	6,040	47,535
Noble Corp. *	17,071	685,913
Noble Energy, Inc.	12,020	1,173,753
Northern Oil and Gas, Inc. *	4,207	99,748
Oasis Petroleum, Inc. *	4,808	154,193
Occidental Petroleum Corp.	53,489	5,582,647
Oceaneering International, Inc.	7,212	391,395
Oil States International, Inc. *	3,305	268,432
Patterson-UTI Energy, Inc.	10,818	210,086
Peabody Energy Corp.	18,631	649,849
Petroleum Development Corp. *	2,404	78,226
Pioneer Drilling Co. *	7,813	77,817
Pioneer Natural Resources Co.	7,813	856,617
Plains Exploration & Production Co. *	9,616	423,777
QEP Resources, Inc.	11,583	395,444
Range Resources Corp.	10,818	688,890
Rosetta Resources, Inc. *	4,207	214,725
Rowan Cos., Inc. *	8,414	310,224
RPC, Inc. (a)	2,214	35,446
SandRidge Energy, Inc. *	23,460	203,398
Schlumberger Ltd.	88,948	6,903,254
SEACOR Holdings, Inc. *	1,202	118,854
SemGroup Corp., Class A *	3,005	85,252
SM Energy Co.	4,207	331,175
Southern Union Co.	7,813	343,303
Southwestern Energy Co. *	22,838	755,024
Spectra Energy Corp.	42,671	1,339,016
Stone Energy Corp. *	4,563	145,788
Sunoco, Inc.	7,813	301,816
Superior Energy Services, Inc. *	10,517	308,569
Swift Energy Co. *	2,404	72,192
Targa Resources Corp.	2,404	106,810
Teekay Corp.	4,808	138,470
Tesco Corp. *	5,409	82,866
Tesoro Corp. *	9,616	255,112
The Williams Cos., Inc.	38,464	1,149,304
Tidewater, Inc.	3,606	214,557
Ultra Petroleum Corp. *	10,217	255,016
Unit Corp. *	3,005	142,948
Valero Energy Corp.	37,262	912,546
W&T Offshore, Inc.	2,404	60,701
Weatherford International Ltd. *	48,093	768,526

See financial notes 19

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Western Refining, Inc.	4,207	76,357
Whiting Petroleum Corp. *	8,414	493,397
World Fuel Services Corp.	4,207	175,264
WPX Energy, Inc. *	12,800	232,448

		111,609,278

Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	3,005	153,946
Costco Wholesale Corp.	28,848	2,482,659
CVS Caremark Corp.	89,093	4,018,094
Fresh Market, Inc. *	2,404	108,228
PriceSmart, Inc.	1,202	77,685
Rite Aid Corp. *	40,535	62,424
Ruddick Corp.	2,562	104,940
Safeway, Inc.	23,289	499,549
SUPERVALU, Inc. (a)	13,413	87,587
Sysco Corp.	39,065	1,149,292
The Andersons, Inc.	1,803	77,691
The Kroger Co.	36,511	868,597
United Natural Foods, Inc. *	3,005	136,788
Wal-Mart Stores, Inc.	116,594	6,888,373
Walgreen Co.	59,607	1,976,568
Whole Foods Market, Inc.	10,217	824,921

		19,517,342

Food, Beverage & Tobacco 5.4%
Altria Group, Inc.	138,230	4,160,723
Archer-Daniels-Midland Co.	40,663	1,268,686
B&G Foods, Inc.	3,606	83,948
Beam, Inc.	10,217	562,752
Brown-Forman Corp., Class B	7,212	588,860
Bunge Ltd.	9,616	647,349
Campbell Soup Co.	13,823	460,582
Coca-Cola Enterprises, Inc.	21,636	625,280
ConAgra Foods, Inc.	27,189	713,711
Constellation Brands, Inc., Class A *	13,222	288,768
Corn Products International, Inc.	5,409	310,206
Darling International, Inc. *	7,813	124,930
Dean Foods Co. *	11,419	139,997
Diamond Foods, Inc.	1,803	43,128
Dole Food Co., Inc. *	6,611	63,333
Dr. Pepper Snapple Group, Inc.	13,996	532,548
Flowers Foods, Inc.	9,616	184,050
Fresh Del Monte Produce, Inc.	3,005	67,492
General Mills, Inc.	40,868	1,565,653
Green Mountain Coffee Roasters, Inc. *	7,813	507,611
H.J. Heinz Co.	21,636	1,140,434
Hormel Foods Corp.	9,616	273,768
J&J Snack Foods Corp.	1,254	62,913
Kellogg Co.	16,851	882,150
Kraft Foods, Inc., Class A	108,180	4,118,413
Lancaster Colony Corp.	1,214	79,116
Lorillard, Inc.	9,015	1,181,686
McCormick & Co., Inc.	8,414	424,486
Mead Johnson Nutrition Co.	13,246	1,029,877
Molson Coors Brewing Co., Class B	10,217	448,935
Monster Beverage Corp. *	9,616	549,939
PepsiCo, Inc.	103,372	6,506,234
Philip Morris International, Inc.	115,993	9,687,735
Post Holdings, Inc. *	1,803	56,145
Ralcorp Holdings, Inc. *	3,606	269,008
Reynolds American, Inc.	22,838	957,597
Sanderson Farms, Inc.	1,803	88,708
Sara Lee Corp.	38,464	778,896
Smithfield Foods, Inc. *	10,217	239,384
Snyders-Lance, Inc.	3,606	80,955
The Boston Beer Co., Inc., Class A *(a)	601	56,807
The Coca-Cola Co.	137,629	9,614,762
The Hain Celestial Group, Inc. *	3,005	122,724
The Hershey Co.	10,217	620,172
The J.M. Smucker Co.	7,813	588,475
Tootsie Roll Industries, Inc. (a)	1,803	41,920
TreeHouse Foods, Inc. *	2,404	138,470
Tyson Foods, Inc., Class A	18,631	352,312
Universal Corp.	1,803	82,830
Vector Group Ltd. (a)	3,418	62,037

		53,476,495

Health Care Equipment & Services 4.3%
Accretive Health, Inc. *(a)	4,808	124,960
Aetna, Inc.	25,242	1,180,316
Air Methods Corp. *	1,202	108,456
Alere, Inc. *	5,409	137,551
Align Technology, Inc. *	5,409	138,524
Allscripts Healthcare Solutions, Inc. *	12,621	243,838
AMERIGROUP Corp. *	4,207	285,782
AmerisourceBergen Corp.	18,030	673,421
AmSurg Corp. *	4,207	109,929
ArthroCare Corp. *	1,202	31,372
athenahealth, Inc. *	2,404	169,891
Baxter International, Inc.	38,464	2,235,912
Becton, Dickinson & Co.	13,823	1,053,589
Boston Scientific Corp. *	100,367	624,283
Brookdale Senior Living, Inc. *	6,010	112,026
C.R. Bard, Inc.	6,010	562,656
Cardinal Health, Inc.	24,040	998,862
CareFusion Corp. *	15,025	387,795
Catalyst Health Solutions, Inc. *	3,005	186,370
Centene Corp. *	3,606	175,973
Cerner Corp. *	9,616	709,949
Chemed Corp.	1,803	111,461
CIGNA Corp.	19,360	853,970
Community Health Systems, Inc. *	6,611	166,862
CONMED Corp. *	4,207	125,537
Coventry Health Care, Inc. *	10,217	333,994
Covidien plc	33,055	1,727,124
Cyberonics, Inc. *	2,404	89,501
DaVita, Inc. *	6,611	572,182
DENTSPLY International, Inc.	9,616	371,947
Dexcom, Inc. *	5,409	58,363
Edwards Lifesciences Corp. *	7,813	571,365
Emeritus Corp. *	4,207	77,661
Express Scripts, Inc. *	29,449	1,570,515
Gen-Probe, Inc. *	3,005	205,181
Haemonetics Corp. *	1,803	120,855
HCA Holdings, Inc.	11,419	304,545
Health Management Associates, Inc., Class A *	17,429	128,626
Health Net, Inc. *	6,611	249,499

20 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HEALTHSOUTH Corp. *	6,010	122,364
Henry Schein, Inc. *	6,010	444,860
Hill-Rom Holdings, Inc.	4,207	142,912
HMS Holdings Corp. *	7,212	232,371
Hologic, Inc. *	16,828	348,844
Humana, Inc.	11,419	994,595
IDEXX Laboratories, Inc. *	4,207	360,750
Insulet Corp. *	3,005	59,259
Integra LifeSciences Holdings Corp. *	1,817	57,417
Intuitive Surgical, Inc. *	2,697	1,379,839
Kindred Healthcare, Inc. *	6,010	61,843
Laboratory Corp. of America Holdings *	7,212	648,287
LifePoint Hospitals, Inc. *	3,606	140,526
Lincare Holdings, Inc.	6,611	177,571
Magellan Health Services, Inc. *	2,404	113,613
MAKO Surgical Corp. *(a)	4,808	187,993
Masimo Corp. *	3,606	78,611
McKesson Corp.	16,227	1,355,117
Medco Health Solutions, Inc. *	25,843	1,746,728
MEDNAX, Inc. *	3,005	223,542
Medtronic, Inc.	70,318	2,680,522
Meridian Bioscience, Inc.	4,207	75,810
Molina Healthcare, Inc. *	1,202	40,820
MWI Veterinary Supply, Inc. *	1,202	104,057
Neogen Corp. *	1,803	62,564
NxStage Medical, Inc. *	3,606	72,120
Omnicare, Inc.	7,813	274,861
Owens & Minor, Inc.	4,207	126,042
Patterson Cos., Inc.	6,611	211,023
PSS World Medical, Inc. *	4,207	101,936
Quality Systems, Inc.	3,606	154,589
Quest Diagnostics, Inc.	10,217	593,097
ResMed, Inc. *	9,616	281,749
Sirona Dental Systems, Inc. *	4,335	216,317
St. Jude Medical, Inc.	22,849	962,400
STERIS Corp.	3,606	113,156
Stryker Corp.	20,434	1,096,080
Teleflex, Inc.	2,404	142,485
Tenet Healthcare Corp. *	32,454	183,365
The Cooper Cos., Inc.	3,005	238,837
Thoratec Corp. *	3,606	124,407
UnitedHealth Group, Inc.	70,918	3,953,678
Universal American Corp.	5,409	61,338
Universal Health Services, Inc., Class B	6,010	268,106
Varian Medical Systems, Inc. *	8,414	549,014
VCA Antech, Inc. *	5,409	118,944
Volcano Corp. *	3,606	101,076
WellCare Health Plans, Inc. *	3,005	203,919
WellPoint, Inc.	23,439	1,538,302
West Pharmaceutical Services, Inc.	2,404	100,006
Wright Medical Group, Inc. *	3,606	59,715
Zimmer Holdings, Inc. *	12,621	766,726
Zoll Medical Corp. *	1,803	131,889

		42,476,635

Household & Personal Products 2.1%
Avon Products, Inc.	28,247	527,936
Church & Dwight Co., Inc.	9,616	459,068
Colgate-Palmolive Co.	30,050	2,800,059
Elizabeth Arden, Inc. *	2,404	89,309
Energizer Holdings, Inc. *	4,808	367,572
Herbalife Ltd.	8,414	557,091
Kimberly-Clark Corp.	25,843	1,883,438
Nu Skin Enterprises, Inc., Class A	4,207	242,996
Spectrum Brands Holdings, Inc. *	3,005	85,402
The Clorox Co.	9,015	609,504
The Estee Lauder Cos., Inc., Class A	15,626	914,746
The Procter & Gamble Co.	181,502	12,255,015

		20,792,136

Insurance 3.7%
ACE Ltd.	22,237	1,594,615
Aflac, Inc.	31,252	1,476,657
Alleghany Corp. *(a)	608	197,381
Allied World Assurance Co. Holdings AG	2,404	158,592
American Financial Group, Inc.	6,010	225,075
American International Group, Inc. *	27,646	807,816
American National Insurance Co.	1,202	86,664
AMERISAFE, Inc. *	1,202	27,117
AmTrust Financial Services, Inc.	1,803	48,699
Aon Corp.	21,657	1,013,764
Arch Capital Group Ltd. *	9,015	334,006
Argo Group International Holdings Ltd.	2,404	71,759
Arthur J. Gallagher & Co.	7,212	246,073
Aspen Insurance Holdings Ltd.	4,808	127,556
Assurant, Inc.	6,218	264,078
Assured Guaranty Ltd.	10,892	182,986
Axis Capital Holdings Ltd.	9,616	296,654
Berkshire Hathaway, Inc., Class B *	126,210	9,901,175
Brown & Brown, Inc.	7,813	184,621
Cincinnati Financial Corp.	10,217	359,332
CNA Financial Corp.	2,420	68,268
CNO Financial Group, Inc. *	14,426	107,041
Delphi Financial Group, Inc., Class A	3,606	160,683
Endurance Specialty Holdings Ltd.	3,606	138,687
Enstar Group Ltd. *	601	58,285
Erie Indemnity Co., Class A	2,404	182,968
Everest Re Group Ltd.	3,606	316,787
FBL Financial Group, Inc., Class A	601	20,416
Fidelity National Financial, Inc., Class A	15,626	269,705
First American Financial Corp.	7,212	111,065
Genworth Financial, Inc., Class A *	31,853	289,544
Greenlight Capital Re Ltd., Class A *	1,803	42,461
Hanover Insurance Group, Inc.	3,606	147,197
Hartford Financial Services Group, Inc.	28,937	599,285
HCC Insurance Holdings, Inc.	7,212	220,255
Infinity Property & Casualty Corp.	601	32,953
Kemper Corp.	3,606	103,204
Lincoln National Corp.	19,833	492,652
Loews Corp.	23,439	917,403
Markel Corp. *	601	245,178
Marsh & McLennan Cos., Inc.	34,858	1,087,570
MBIA, Inc. *(a)	14,424	155,491
Mercury General Corp.	2,404	103,084
MetLife, Inc.	54,691	2,108,338
Montpelier Re Holdings Ltd.	5,409	93,305

See financial notes 21

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Old Republic International Corp.	15,770	171,262
PartnerRe Ltd.	4,391	278,565
Platinum Underwriters Holdings Ltd.	3,005	106,858
Primerica, Inc.	3,005	75,185
Principal Financial Group, Inc.	20,434	565,204
ProAssurance Corp.	2,404	210,975
Protective Life Corp.	5,409	150,208
Prudential Financial, Inc.	31,853	1,948,130
Reinsurance Group of America, Inc.	4,808	277,277
RenaissanceRe Holdings Ltd.	3,606	259,488
RLI Corp.	1,202	84,212
Safety Insurance Group, Inc.	1,202	51,301
Selective Insurance Group, Inc.	3,606	61,951
StanCorp Financial Group, Inc.	3,005	119,479
The Allstate Corp.	31,853	1,001,140
The Chubb Corp.	18,202	1,237,008
The Navigators Group, Inc. *	1,208	56,788
The Progressive Corp.	42,070	901,139
The Travelers Cos., Inc.	28,247	1,637,479
Torchmark Corp.	6,819	330,312
Tower Group, Inc.	2,404	55,412
Transatlantic Holdings, Inc.	4,207	254,944
Unum Group	19,147	441,338
Validus Holdings Ltd.	4,808	146,596
W.R. Berkley Corp.	7,356	262,977
White Mountains Insurance Group Ltd.	601	298,228
XL Group plc	22,838	475,030

		37,134,931

Materials 4.1%
A. Schulman, Inc.	2,404	62,119
AbitibiBowater, Inc. *	5,409	82,758
Air Products & Chemicals, Inc.	13,222	1,193,153
Airgas, Inc.	4,808	395,843
Albemarle Corp.	6,010	399,785
Alcoa, Inc.	67,312	684,563
Allegheny Technologies, Inc.	6,611	290,025
Allied Nevada Gold Corp. *	5,409	186,124
AMCOL International Corp.	3,606	105,764
AptarGroup, Inc.	4,207	222,045
Ashland, Inc.	4,808	305,596
Balchem Corp.	2,404	65,509
Ball Corp.	12,020	481,762
Bemis Co., Inc.	7,212	226,240
Boise, Inc.	7,813	64,301
Buckeye Technologies, Inc.	3,005	102,651
Cabot Corp.	4,207	170,426
Calgon Carbon Corp. *	6,611	99,892
Carpenter Technology Corp.	3,005	154,157
Celanese Corp., Series A	10,818	514,612
CF Industries Holdings, Inc.	4,808	894,288
Chemtura Corp. *	7,212	111,930
Clearwater Paper Corp. *	1,803	61,861
Cliffs Natural Resources, Inc.	9,616	610,424
Coeur d’Alene Mines Corp. *	6,010	170,924
Commercial Metals Co.	7,813	103,835
Compass Minerals International, Inc.	2,404	173,208
Crown Holdings, Inc. *	10,818	399,941
Cytec Industries, Inc.	3,005	178,677
Domtar Corp.	2,404	230,471
E.I. du Pont de Nemours & Co.	61,302	3,117,207
Eagle Materials, Inc.	3,606	113,156
Eastman Chemical Co.	8,414	455,450
Ecolab, Inc.	18,036	1,082,160
FMC Corp.	4,808	475,848
Freeport-McMoRan Copper & Gold, Inc.	61,302	2,609,013
Georgia Gulf Corp. *	1,202	38,777
Graphic Packaging Holding Co. *	19,833	104,718
Greif, Inc., Class A	2,404	123,109
H.B. Fuller Co.	4,808	144,865
Haynes International, Inc.	1,202	76,075
Hecla Mining Co.	16,828	85,486
Huntsman Corp.	12,020	164,193
Innophos Holdings, Inc.	1,803	90,835
International Flavors & Fragrances, Inc.	4,808	274,200
International Paper Co.	27,045	950,632
Intrepid Potash, Inc. *	3,606	91,196
Kaiser Aluminum Corp.	2,404	116,209
KapStone Paper and Packaging Corp. *	3,025	60,803
Louisiana-Pacific Corp. *	9,015	73,653
LyondellBasell Industries N.V., Class A	23,439	1,012,096
Martin Marietta Materials, Inc. (a)	3,005	258,039
McEwen Mining, Inc. *(a)	10,217	53,435
MeadWestvaco Corp.	11,419	345,767
Minerals Technologies, Inc.	1,803	116,420
Molycorp, Inc. *(a)	3,606	89,068
Monsanto Co.	36,060	2,790,323
NewMarket Corp.	627	114,384
Newmont Mining Corp.	31,853	1,892,068
Nucor Corp.	19,232	837,169
Olin Corp.	6,010	126,390
OM Group, Inc. *	3,005	82,577
Owens-Illinois, Inc. *	11,419	272,914
Packaging Corp. of America	6,611	195,950
PolyOne Corp.	6,010	80,714
PPG Industries, Inc.	10,217	932,301
Praxair, Inc.	20,434	2,227,306
Reliance Steel & Aluminum Co.	5,409	290,571
Rock-Tenn Co., Class A	4,949	348,855
Rockwood Holdings, Inc. *	4,808	256,026
Royal Gold, Inc.	3,615	251,062
RPM International, Inc.	9,015	215,188
Schnitzer Steel Industries, Inc., Class A	1,803	81,423
Schweitzer-Mauduit International, Inc.	1,803	126,300
Sealed Air Corp.	13,222	259,548
Sensient Technologies Corp.	3,606	133,386
Sigma-Aldrich Corp.	7,212	517,750
Silgan Holdings, Inc.	3,106	132,067
Solutia, Inc.	8,414	236,518
Sonoco Products Co.	6,611	217,105
Southern Copper Corp.	11,540	371,132
Steel Dynamics, Inc.	14,424	213,619
Stillwater Mining Co. *	5,409	76,808
SunCoke Energy, Inc. *	4,112	58,925
Texas Industries, Inc.	2,404	81,327
The Dow Chemical Co.	77,529	2,597,997
The Mosaic Co.	18,631	1,075,940

22 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Scotts Miracle-Gro Co., Class A (a)	3,005	140,754
The Sherwin-Williams Co.	6,611	681,925
The Valspar Corp.	6,010	278,564
Titanium Metals Corp.	6,611	96,917
United States Steel Corp. (a)	9,616	261,748
Valhi, Inc.	601	34,467
Vulcan Materials Co.	7,212	321,367
W.R. Grace & Co. *	4,207	239,631
Walter Energy, Inc.	4,207	272,740
Westlake Chemical Corp.	1,803	108,595
Worthington Industries, Inc.	4,239	71,512

		40,467,157

Media 3.1%
AMC Networks, Inc., Class A *	4,207	190,956
Arbitron, Inc.	658	22,004
Cablevision Systems Corp., Class A	15,626	222,358
CBS Corp., Class B	41,469	1,239,923
Charter Communications, Inc., Class A *	3,005	190,547
Cinemark Holdings, Inc.	4,808	100,583
Clear Channel Outdoor Holdings, Inc., Class A *	6,010	79,512
Comcast Corp., Class A	180,901	5,314,871
DIRECTV, Class A *	49,883	2,310,581
Discovery Communications, Inc., Series A *	18,631	869,136
DISH Network Corp., Class A	14,424	420,748
DreamWorks Animation SKG, Inc., Class A *	4,808	82,986
Gannett Co., Inc.	16,828	249,727
John Wiley & Sons, Inc., Class A	3,005	136,427
Lamar Advertising Co., Class A *	4,207	137,569
Liberty Global, Inc., Series A *	16,828	844,429
Liberty Media Corp. - Liberty Capital, Series A *	7,813	702,311
Live Nation Entertainment, Inc. *	9,106	84,868
Madison Square Garden, Inc., Class A *	3,659	116,539
Meredith Corp. (a)	3,005	98,864
Morningstar, Inc.	1,803	107,946
National CineMedia, Inc.	4,235	67,379
News Corp., Class A	150,687	2,994,151
Omnicom Group, Inc.	19,232	950,830
Regal Entertainment Group, Class A (a)	5,409	74,752
Scripps Networks Interactive, Class A	5,409	244,487
Sirius XM Radio, Inc. *	260,233	588,127
The Interpublic Group of Cos., Inc.	31,853	373,317
The McGraw-Hill Cos., Inc.	21,035	978,969
The New York Times Co., Class A *	10,818	71,291
The Walt Disney Co.	112,439	4,721,314
The Washington Post Co., Class B (a)	601	236,734
Time Warner Cable, Inc.	21,636	1,716,600
Time Warner, Inc.	67,959	2,528,754
Valassis Communications, Inc. *	3,005	75,065
Viacom, Inc., Class B	36,060	1,717,177
Virgin Media, Inc.	19,232	484,646

		31,346,478

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Abbott Laboratories	102,170	5,783,844
Acorda Therapeutics, Inc. *	4,207	110,055
Aedea Biosciences, Inc. *	2,404	51,253
Agilent Technologies, Inc. *	22,838	996,194
Alexion Pharmaceuticals, Inc. *	12,020	1,006,435
Alkermes plc *	6,611	116,420
Allergan, Inc.	21,035	1,884,526
Amgen, Inc.	58,297	3,961,281
Amylin Pharmaceuticals, Inc. *	9,616	164,337
ARIAD Pharmaceuticals, Inc. *	12,020	172,367
Auxilium Pharmaceuticals, Inc. *	3,005	59,379
Bio-Rad Laboratories, Inc., Class A *	1,202	122,508
Biogen Idec, Inc. *	16,227	1,889,959
BioMarin Pharmaceutical, Inc. *	7,212	257,829
Bristol-Myers Squibb Co.	112,988	3,634,824
Bruker Corp. *	5,409	86,706
Celgene Corp. *	30,651	2,247,485
Cepheid, Inc. *	4,808	194,195
Charles River Laboratories International, Inc. *	4,207	147,792
Covance, Inc. *	4,207	200,800
Cubist Pharmaceuticals, Inc. *	5,409	231,830
Dendreon Corp. *(a)	10,217	115,043
Eli Lilly & Co.	64,908	2,546,990
Endo Pharmaceuticals Holdings, Inc. *	7,813	289,628
Forest Laboratories, Inc. *	18,030	586,336
Gilead Sciences, Inc. *	51,085	2,324,367
Halozyme Therapeutics, Inc. *	6,010	69,175
Hospira, Inc. *	10,818	385,337
Human Genome Sciences, Inc. *	12,621	99,453
Idenix Pharmaceuticals, Inc. *	5,409	63,664
Illumina, Inc. *	8,414	431,217
ImmunoGen, Inc. *	5,409	74,482
Impax Laboratories, Inc. *	5,413	126,393
Incyte Corp. *(a)	8,414	142,701
InterMune, Inc. *	5,409	72,589
Ironwood Pharmaceuticals, Inc. *	6,166	82,563
Jazz Pharmaceuticals plc *	3,040	159,509
Johnson & Johnson	180,300	11,733,924
Life Technologies Corp. *	12,020	568,666
Luminex Corp. *	3,005	67,522
Medicis Pharmaceutical Corp., Class A	4,207	146,993
Medivation, Inc. *	2,404	157,486
Merck & Co., Inc.	201,936	7,707,897
Mettler-Toledo International, Inc. *	2,404	433,393
Micromet, Inc. *	6,010	66,050
Mylan, Inc. *	27,646	648,022
Myriad Genetics, Inc. *	6,010	145,442
Nektar Therapeutics *(a)	9,015	64,638
Onyx Pharmaceuticals, Inc. *	4,207	161,212
Opko Health, Inc. *(a)	10,818	53,441
Par Pharmaceutical Cos., Inc. *	4,207	156,122
PAREXEL International Corp. *	3,685	90,209
PDL BioPharma, Inc.	12,020	76,688
PerkinElmer, Inc.	8,414	227,178
Perrigo Co.	6,010	619,391
Pfizer, Inc.	505,441	10,664,805
Pharmacyclics, Inc. *	3,606	90,835
Questcor Pharmaceuticals, Inc. *	4,207	163,652

See financial notes 23

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Regeneron Pharmaceuticals, Inc. *	5,409	566,809
Salix Pharmaceuticals Ltd. *	4,808	237,131
Seattle Genetics, Inc. *(a)	10,217	188,606
Spectrum Pharmaceuticals, Inc. *	4,207	59,697
Techne Corp.	2,404	172,102
The Medicines Co. *	5,409	115,915
Theravance, Inc. *	4,933	92,247
Thermo Fisher Scientific, Inc. *	26,444	1,497,259
United Therapeutics Corp. *	3,606	172,114
Vertex Pharmaceuticals, Inc. *	13,823	537,991
ViroPharma, Inc. *	4,864	155,940
VIVUS, Inc. *	6,010	135,225
Warner Chilcott plc, Class A *	12,426	207,887
Waters Corp. *	6,010	538,496
Watson Pharmaceuticals, Inc. *	9,015	525,755

		70,136,206

Real Estate 3.3%
Acadia Realty Trust	2,404	50,941
Alexander’s, Inc.	199	75,511
Alexandria Real Estate Equities, Inc.	4,207	301,600
American Campus Communities, Inc.	4,207	173,118
American Capital Agency Corp.	14,424	442,961
American Tower Corp.	26,444	1,654,866
Annaly Capital Management, Inc.	65,509	1,088,760
Anworth Mortgage Asset Corp.	13,222	85,943
Apartment Investment & Management Co., Class A	8,414	209,004
AvalonBay Communities, Inc.	6,611	857,248
BioMed Realty Trust, Inc.	10,217	188,197
Boston Properties, Inc.	9,616	976,505
Brandywine Realty Trust	10,217	110,446
BRE Properties, Inc.	4,808	232,851
Brookfield Office Properties, Inc.	17,429	304,136
Camden Property Trust	4,808	298,096
Capstead Mortgage Corp.	7,212	95,920
CBL & Associates Properties, Inc.	11,419	201,317
CBRE Group, Inc. *	19,243	352,724
Chimera Investment Corp.	64,998	199,544
Colonial Properties Trust	6,010	123,325
Colony Financial, Inc.	4,808	80,197
CommonWealth REIT	6,010	111,786
Corporate Office Properties Trust	3,606	88,419
Cousins Properties, Inc.	13,946	103,061
CubeSmart	7,212	81,351
CYS Investments, Inc.	9,015	122,334
DCT Industrial Trust, Inc.	20,434	115,656
DDR Corp.	16,227	229,288
DiamondRock Hospitality Co.	12,659	126,084
Digital Realty Trust, Inc.	7,212	522,870
Douglas Emmett, Inc.	8,414	177,283
Duke Realty Corp.	15,025	208,547
DuPont Fabros Technology, Inc.	4,207	96,340
EastGroup Properties, Inc.	2,404	115,849
Education Realty Trust, Inc.	7,212	74,139
Entertainment Properties Trust	3,005	136,728
Equity Lifestyle Properties, Inc.	3,005	199,863
Equity One, Inc.	6,010	114,310
Equity Residential	20,434	1,162,490
Essex Property Trust, Inc.	2,404	336,536
Extra Space Storage, Inc.	6,611	174,332
Federal Realty Investment Trust	4,207	401,137
First Industrial Realty Trust, Inc. *	6,010	71,038
Forest City Enterprises, Inc., Class A *	10,818	158,159
Franklin Street Properties Corp.	5,409	55,767
General Growth Properties, Inc.	25,843	420,466
Glimcher Realty Trust	7,212	71,399
Government Properties Income Trust	3,014	70,317
Hatteras Financial Corp.	5,409	154,048
HCP, Inc.	27,646	1,092,017
Health Care REIT, Inc.	12,621	687,087
Healthcare Realty Trust, Inc.	4,808	99,381
Highwoods Properties, Inc.	4,808	153,856
Home Properties, Inc.	3,606	207,814
Hospitality Properties Trust	8,414	208,078
Host Hotels & Resorts, Inc.	44,474	701,800
Invesco Mortgage Capital	7,212	123,542
Jones Lang LaSalle, Inc.	3,005	244,637
Kilroy Realty Corp.	3,606	158,087
Kimco Realty Corp.	25,843	474,994
LaSalle Hotel Properties	5,409	144,312
Lexington Realty Trust	13,222	114,370
Liberty Property Trust	7,212	244,631
LTC Properties, Inc.	3,005	92,734
Mack-Cali Realty Corp.	4,808	137,509
Medical Properties Trust, Inc.	7,813	75,942
MFA Financial, Inc.	23,439	171,105
Mid-America Apartment Communities, Inc.	2,404	149,937
National Health Investors, Inc.	3,005	141,626
National Retail Properties, Inc.	6,010	160,167
OMEGA Healthcare Investors, Inc.	6,010	122,424
Pebblebrook Hotel Trust	6,010	128,794
Pennsylvania REIT	4,207	56,458
Piedmont Office Realty Trust, Inc., Class A	12,020	211,792
Plum Creek Timber Co., Inc.	10,818	423,633
Post Properties, Inc.	3,005	131,228
Potlatch Corp.	3,005	92,614
ProLogis, Inc.	31,252	1,051,942
PS Business Parks, Inc.	1,803	112,543
Public Storage	9,616	1,289,217
Rayonier, Inc.	8,414	374,591
Realty Income Corp.	9,015	332,563
Redwood Trust, Inc.	6,611	76,489
Regency Centers Corp.	6,010	257,168
RLJ Lodging Trust	3,606	63,177
Rouse Properties, Inc. *	941	13,767
Saul Centers, Inc.	1,830	69,284
Senior Housing Properties Trust	10,818	231,505
Simon Property Group, Inc.	19,232	2,605,551
SL Green Realty Corp.	6,010	457,060
Sovran Self Storage, Inc.	3,005	142,768
Starwood Property Trust, Inc.	4,808	94,910
Strategic Hotels & Resorts, Inc. *	12,020	74,885
Sun Communities, Inc.	1,815	75,123
Sunstone Hotel Investors, Inc. *	12,020	107,940
Tanger Factory Outlet Centers, Inc.	4,808	140,778
Taubman Centers, Inc.	3,606	249,066
The Howard Hughes Corp. *	2,407	133,709
The Macerich Co.	9,015	486,720
The St. Joe Co. *	6,611	106,503
Two Harbors Investment Corp.	9,015	92,674

24 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
UDR, Inc.	15,626	390,963
Ventas, Inc.	19,232	1,075,453
Vornado Realty Trust	12,020	982,395
Washington REIT	3,606	106,810
Weingarten Realty Investors	8,414	209,509
Weyerhaeuser Co.	34,858	728,184

		32,686,623

Retailing 4.0%
Aaron’s, Inc.	5,409	151,127
Abercrombie & Fitch Co., Class A	5,409	247,678
Advance Auto Parts, Inc.	5,409	461,766
Aeropostale, Inc. *	5,409	97,200
Amazon.com, Inc. *	23,439	4,211,754
American Eagle Outfitters, Inc.	12,020	174,771
Ann, Inc. *	3,723	88,942
Ascena Retail Group, Inc. *	4,808	185,589
AutoNation, Inc. *	2,404	81,928
AutoZone, Inc. *	2,003	750,083
Bed Bath & Beyond, Inc. *	16,227	969,401
Best Buy Co., Inc.	18,631	460,186
Big Lots, Inc. *	5,409	237,185
Blue Nile, Inc. *(a)	1,803	64,277
Cabela’s, Inc. *	3,287	116,623
CarMax, Inc. *	15,025	461,117
Chico’s FAS, Inc.	12,020	180,420
Collective Brands, Inc. *	3,005	54,150
Dick’s Sporting Goods, Inc.	5,409	242,107
Dillard’s, Inc., Class A	2,404	146,981
Dollar General Corp. *	8,414	353,893
Dollar Tree, Inc. *	8,414	744,723
DSW, Inc., Class A	2,404	135,586
Expedia, Inc.	6,879	234,230
Express, Inc. *	2,602	61,928
Family Dollar Stores, Inc.	8,414	454,272
Foot Locker, Inc.	10,818	315,561
GameStop Corp., Class A (a)	10,217	232,743
Genesco, Inc. *	1,803	122,856
Genuine Parts Co.	10,217	640,402
GNC Holdings, Inc., Class A *	4,207	136,181
Group 1 Automotive, Inc.	1,803	92,981
Groupon, Inc. *(a)	3,005	59,244
Guess?, Inc.	5,419	187,768
Hibbett Sports, Inc. *	2,404	117,676
HSN, Inc.	3,606	133,999
J.C. Penney Co., Inc.	10,818	428,393
Jos. A. Bank Clothiers, Inc. *	2,404	123,782
Kohl’s Corp.	17,429	865,873
Liberty Interactive Corp., Series A *	39,065	732,859
Limited Brands, Inc.	18,030	838,936
LKQ Corp. *	9,616	306,366
Lowe’s Cos., Inc.	84,741	2,404,950
Macy’s, Inc.	28,247	1,072,539
Monro Muffler Brake, Inc.	1,406	64,493
Netflix, Inc. *	3,606	399,292
Nordstrom, Inc.	11,419	612,287
O’Reilly Automotive, Inc. *	9,015	779,797
Office Depot, Inc. *	18,755	61,892
Penske Automotive Group, Inc.	2,758	66,413
PetSmart, Inc.	8,414	468,996
Pier 1 Imports, Inc. *	7,212	123,830
Pool Corp.	3,606	131,258
Priceline.com, Inc. *	3,205	2,009,599
RadioShack Corp. (a)	6,611	46,872
Rent-A-Center, Inc.	5,409	191,587
Ross Stores, Inc.	16,828	897,437
Saks, Inc. *	10,217	119,028
Sally Beauty Holdings, Inc. *	7,298	173,692
Sears Holdings Corp. *(a)	3,606	251,194
Select Comfort Corp. *	4,207	124,485
Shutterfly, Inc. *	2,420	66,211
Signet Jewelers Ltd.	5,409	253,682
Staples, Inc.	45,075	660,800
Target Corp.	40,868	2,316,807
The Buckle, Inc. (a)	3,005	134,985
The Children’s Place Retail Stores, Inc. *	2,404	122,003
The Finish Line, Inc., Class A	2,462	56,601
The Gap, Inc.	17,700	413,472
The Home Depot, Inc.	101,569	4,831,637
The Men’s Wearhouse, Inc.	3,606	139,660
The TJX Cos., Inc.	50,484	1,848,219
Tiffany & Co.	8,414	546,994
Tractor Supply Co.	4,808	410,940
TripAdvisor, Inc. *	6,879	221,710
Ulta Salon, Cosmetics & Fragrance, Inc. *	3,606	300,163
Urban Outfitters, Inc. *	9,015	255,936
Vitamin Shoppe, Inc. *	1,266	53,716
Williams-Sonoma, Inc.	6,611	255,185

		39,591,899

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	42,070	309,214
Altera Corp.	21,636	831,904
Analog Devices, Inc.	19,833	777,652
Applied Materials, Inc.	88,948	1,088,723
Atmel Corp. *	30,050	303,805
ATMI, Inc. *	2,404	52,960
Broadcom Corp., Class A *	31,252	1,161,012
Brooks Automation, Inc.	4,808	57,456
Cabot Microelectronics Corp. *	1,803	90,601
Cavium Networks, Inc. *	4,808	171,790
CEVA, Inc. *	1,803	44,444
Cirrus Logic, Inc. *	4,909	115,754
Cree, Inc. *	8,424	255,163
Cymer, Inc. *	2,404	110,536
Cypress Semiconductor Corp. *	11,419	196,978
Diodes, Inc. *	2,404	59,715
Entegris, Inc. *	9,015	81,496
Fairchild Semiconductor International, Inc. *	12,621	184,140
First Solar, Inc. *(a)	4,207	135,886
GT Advanced Technologies, Inc. *	8,414	72,024
Hittite Microwave Corp. *	2,404	137,461
Integrated Device Technology, Inc. *	16,227	112,128
Intel Corp.	336,560	9,046,733
International Rectifier Corp. *	4,808	107,940
Intersil Corp., Class A	7,813	88,443
KLA-Tencor Corp.	11,419	552,680
Kulicke & Soffa Industries, Inc. *	5,409	60,905
Lam Research Corp. *	8,414	350,864

See financial notes 25

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Lattice Semiconductor Corp. *	7,813	51,488
Linear Technology Corp.	14,424	482,915
LSI Corp. *	42,671	366,971
Marvell Technology Group Ltd. *	34,858	522,870
Maxim Integrated Products, Inc.	20,434	569,904
MEMC Electronic Materials, Inc. *	12,020	47,239
Microchip Technology, Inc.	12,621	455,239
Micron Technology, Inc. *	64,398	550,603
Microsemi Corp. *	6,611	138,302
MKS Instruments, Inc.	3,606	108,000
Novellus Systems, Inc. *	6,010	279,345
NVIDIA Corp. *	39,065	591,835
ON Semiconductor Corp. *	28,848	261,651
PMC-Sierra, Inc. *	14,424	99,093
Power Integrations, Inc.	3,005	112,086
RF Micro Devices, Inc. *	23,439	111,804
Semtech Corp. *	4,808	138,038
Silicon Laboratories, Inc. *	3,005	134,624
Skyworks Solutions, Inc. *	12,621	340,388
Teradyne, Inc. *	12,020	197,368
Tessera Technologies, Inc. *	3,606	60,581
Texas Instruments, Inc.	77,529	2,585,592
TriQuint Semiconductor, Inc. *	10,818	69,668
Volterra Semiconductor Corp. *	3,005	92,344
Xilinx, Inc.	18,631	688,043

		25,614,398

Software & Services 9.3%
Accenture plc, Class A	46,277	2,755,333
ACI Worldwide, Inc. *	1,803	68,117
Activision Blizzard, Inc.	27,646	330,370
Acxiom Corp. *	6,010	84,380
Adobe Systems, Inc. *	34,858	1,146,480
Advent Software, Inc. *	2,404	61,855
Akamai Technologies, Inc. *	12,020	432,720
Alliance Data Systems Corp. *	3,606	437,624
ANSYS, Inc. *	6,611	417,683
AOL, Inc. *	6,669	119,775
Ariba, Inc. *	6,611	208,048
Aspen Technology, Inc. *	5,409	111,209
Autodesk, Inc. *	15,025	568,696
Automatic Data Processing, Inc.	33,055	1,795,548
Bankrate, Inc. *	3,025	72,116
Blackbaud, Inc.	4,207	132,731
BMC Software, Inc. *	12,020	450,029
Bottomline Technologies, Inc. *	3,005	84,441
Broadridge Financial Solutions, Inc.	8,435	205,308
BroadSoft, Inc. *(a)	1,803	65,575
CA, Inc.	27,646	747,271
CACI International, Inc., Class A *	1,803	106,629
Cadence Design Systems, Inc. *	17,429	205,139
Cardtronics, Inc. *	3,005	79,903
Citrix Systems, Inc. *	12,621	943,294
Cognizant Technology Solutions Corp., Class A *	20,434	1,449,792
CommVault Systems, Inc. *	3,005	154,968
Computer Sciences Corp.	10,217	324,492
Compuware Corp. *	15,626	140,790
Concur Technologies, Inc. *	3,005	177,145
Convergys Corp. *	8,414	108,372
CoreLogic, Inc. *	8,414	129,407
DealerTrack Holdings, Inc. *	2,404	66,951
DST Systems, Inc.	2,404	127,412
EarthLink, Inc.	11,419	85,300
eBay, Inc. *	72,721	2,599,049
Ebix, Inc. (a)	1,803	42,010
Electronic Arts, Inc. *	21,636	353,316
Equinix, Inc. *	3,606	505,489
Euronet Worldwide, Inc. *	3,606	69,560
FactSet Research Systems, Inc.	3,005	262,637
Fair Isaac Corp.	4,207	170,299
Fidelity National Information Services, Inc.	16,828	533,952
Fiserv, Inc. *	9,616	637,541
FleetCor Technologies, Inc. *	2,404	89,020
Fortinet, Inc. *	8,492	229,709
Gartner, Inc. *	6,010	241,963
Genpact Ltd. *	7,813	125,164
Global Payments, Inc.	5,409	279,213
Google, Inc., Class A *	16,414	10,147,956
Heartland Payment Systems, Inc.	4,455	126,166
IAC/InterActiveCorp	5,409	246,650
Informatica Corp. *	6,611	324,997
International Business Machines Corp.	77,565	15,259,362
Intuit, Inc.	18,030	1,042,855
j2 Global, Inc.	4,808	142,173
Jack Henry & Associates, Inc.	6,010	202,777
JDA Software Group, Inc. *	3,606	90,366
Lender Processing Services, Inc.	6,010	132,460
LinkedIn Corp., Class A *	1,202	104,418
Liquidity Services, Inc. *	1,803	77,980
LogMeIn, Inc. *	1,803	66,459
Manhattan Associates, Inc. *	1,803	83,587
ManTech International Corp., Class A	1,803	60,473
MasterCard, Inc., Class A	6,711	2,818,620
MAXIMUS, Inc.	3,606	150,406
Mentor Graphics Corp. *	5,409	82,000
MICROS Systems, Inc., Class A *	5,409	280,889
Microsoft Corp.	492,820	15,642,107
MicroStrategy, Inc., Class A *	1,202	162,979
Monster Worldwide, Inc. *	9,075	62,981
NetSuite, Inc. *	2,404	114,671
NeuStar, Inc., Class A *	4,808	168,520
NIC, Inc.	3,606	43,597
Nuance Communications, Inc. *	14,424	373,870
OpenTable, Inc. *(a)	1,202	58,297
Oracle Corp.	255,425	7,476,290
Parametric Technology Corp. *	7,212	192,560
Paychex, Inc.	21,636	677,207
Pegasystems, Inc. (a)	3,005	84,380
Progress Software Corp. *	6,611	153,309
QLIK Technologies, Inc. *	4,207	127,346
Quest Software, Inc. *	5,409	108,288
Rackspace Hosting, Inc. *	7,212	376,755
RealPage, Inc. *	3,890	77,139
Red Hat, Inc. *	12,621	624,235
Rovi Corp. *	6,611	234,558
SAIC, Inc. *	25,885	316,315
Salesforce.com, Inc. *	8,038	1,150,720
Sapient Corp.	12,020	150,130
Solarwinds, Inc. *	3,005	111,966
Solera Holdings, Inc.	4,207	201,936

26 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sourcefire, Inc. *	1,803	81,171
Symantec Corp. *	52,888	943,522
Synchronoss Technologies, Inc. *	2,404	80,438
Synopsys, Inc. *	9,015	274,687
Syntel, Inc.	2,404	123,085
Take-Two Interactive Software, Inc. *	6,010	92,855
Taleo Corp., Class A *	4,207	192,765
TeleTech Holdings, Inc. *	5,409	82,595
Teradata Corp. *	11,419	759,934
The Ultimate Software Group, Inc. *	1,803	125,886
TIBCO Software, Inc. *	12,020	348,219
TiVo, Inc. *	9,015	101,419
Total System Services, Inc.	13,222	289,297
Tyler Technologies, Inc. *	2,404	90,799
Unisys Corp. *	3,005	56,133
ValueClick, Inc. *	5,409	112,507
VeriFone Systems, Inc. *	7,212	345,383
VeriSign, Inc.	10,818	399,725
VirnetX Holding Corp. *(a)	4,207	90,829
Visa, Inc., Class A	31,853	3,706,734
VistaPrint N.V. *(a)	3,005	122,243
VMware, Inc., Class A *	4,808	475,463
WebMD Health Corp. *	3,606	89,609
Websense, Inc. *	5,409	97,416
Western Union Co.	40,868	713,964
Wright Express Corp. *	3,005	185,949
Yahoo!, Inc. *	81,802	1,213,124
Zynga, Inc. *(a)	6,010	79,152

		91,939,478

Technology Hardware & Equipment 7.6%
3D Systems Corp. *(a)	2,404	53,850
Acme Packet, Inc. *	3,606	109,911
ADTRAN, Inc.	4,207	148,297
Amphenol Corp., Class A	11,419	639,007
Anixter International, Inc. *	2,404	167,174
Apple, Inc. *	61,076	33,130,065
Arris Group, Inc. *	9,015	102,681
Arrow Electronics, Inc. *	8,414	337,822
Aruba Networks, Inc. *	6,611	142,732
Avnet, Inc. *	10,217	365,156
AVX Corp.	8,414	111,401
Benchmark Electronics, Inc. *	6,010	98,684
Brightpoint, Inc. *	4,808	42,310
Brocade Communications Systems, Inc. *	27,045	156,320
Ciena Corp. *	6,010	89,669
Cisco Systems, Inc.	353,989	7,037,301
Cognex Corp.	3,005	128,133
Coherent, Inc. *	1,803	100,030
Comtech Telecommunications Corp.	3,005	96,971
Comverse Technology, Inc. *	12,020	77,168
Corning, Inc.	103,973	1,355,808
Dell, Inc. *	108,182	1,871,549
Diebold, Inc.	4,207	164,620
Dolby Laboratories, Inc., Class A *	3,606	137,280
EchoStar Corp., Class A *	5,409	162,108
Electronics for Imaging, Inc. *	3,005	47,960
EMC Corp. *	134,624	3,727,739
Emulex Corp. *	9,015	94,297
F5 Networks, Inc. *	5,409	675,909
FARO Technologies, Inc. *	1,803	99,994
FEI Co. *	3,606	160,539
Finisar Corp. *	6,010	121,943
FLIR Systems, Inc.	10,217	267,379
Fusion-io, Inc. *	2,404	65,629
Harris Corp.	8,414	367,103
Hewlett-Packard Co.	131,018	3,316,066
Infinera Corp. *	12,020	95,679
Ingram Micro, Inc., Class A *	10,217	195,451
Insight Enterprises, Inc. *	3,005	62,805
InterDigital, Inc.	3,005	113,739
Intermec, Inc. *	7,212	53,946
IPG Photonics Corp. *	3,005	158,153
Itron, Inc. *	2,404	106,786
Jabil Circuit, Inc.	13,222	341,524
JDS Uniphase Corp. *	16,227	211,600
Juniper Networks, Inc. *	35,459	807,047
Lexmark International, Inc., Class A	4,808	177,319
Littelfuse, Inc.	1,202	63,622
Loral Space & Communications, Inc. *	1,202	85,630
Molex, Inc.	9,616	260,594
Motorola Mobility Holdings, Inc. *	19,833	787,370
Motorola Solutions, Inc.	19,847	988,381
National Instruments Corp.	6,611	175,853
NCR Corp. *	10,217	221,913
NetApp, Inc. *	24,641	1,059,563
NETGEAR, Inc. *	2,404	90,318
OSI Systems, Inc. *	1,803	106,377
Plantronics, Inc.	3,606	134,504
Plexus Corp. *	3,606	125,128
Polycom, Inc. *	10,818	223,392
QLogic Corp. *	8,414	144,637
QUALCOMM, Inc.	110,584	6,876,113
Riverbed Technology, Inc. *	9,616	273,768
Rofin-Sinar Technologies, Inc. *	4,207	98,696
SanDisk Corp. *	16,227	802,587
Sanmina-SCI Corp. *	4,808	55,773
ScanSource, Inc. *	3,606	133,422
Seagate Technology plc	27,646	725,984
Sycamore Networks, Inc. *	3,606	66,603
Synaptics, Inc. *	2,404	88,347
SYNNEX Corp. *	3,606	148,675
TE Connectivity Ltd.	29,449	1,076,361
Tech Data Corp. *	3,005	160,707
Tellabs, Inc.	23,439	92,818
Trimble Navigation Ltd. *	7,813	392,916
Universal Display Corp. *	3,005	124,137
ViaSat, Inc. *	3,005	138,621
Vishay Intertechnology, Inc. *	14,424	176,838
Western Digital Corp. *	15,025	589,731
Xerox Corp.	91,953	756,773
Zebra Technologies Corp., Class A *	3,606	138,615

		75,479,421

Telecommunication Services 2.5%
AboveNet, Inc. *	1,803	125,417
AT&T, Inc.	392,453	12,005,137
CenturyLink, Inc.	40,868	1,644,937
Cincinnati Bell, Inc. *	13,222	49,582
Cogent Communications Group, Inc. *	3,005	55,352

See financial notes 27

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Consolidated Communications Holdings, Inc.	1,803	34,203
Crown Castle International Corp. *	16,227	840,721
Frontier Communications Corp. (a)	65,509	300,686
Leap Wireless International, Inc. *	7,212	75,293
Level 3 Communications, Inc. *	10,818	262,986
MetroPCS Communications, Inc. *	24,040	247,612
NII Holdings, Inc. *	11,419	204,172
Premiere Global Services, Inc. *	4,207	36,390
SBA Communications Corp., Class A *	7,813	366,664
Sprint Nextel Corp. *	198,330	489,875
Telephone & Data Systems, Inc.	6,517	164,685
tw telecom, Inc. *	10,217	220,687
United States Cellular Corp. *	2,404	103,709
Verizon Communications, Inc.	186,310	7,100,274
Windstream Corp.	39,065	471,905

		24,800,287

Transportation 1.8%
Alaska Air Group, Inc. *	2,404	164,842
Alexander & Baldwin, Inc.	3,005	139,462
Allegiant Travel Co. *	1,202	60,076
AMERCO	601	62,588
Atlas Air Worldwide Holdings, Inc. *	1,803	76,844
Avis Budget Group, Inc. *	6,282	81,038
C.H. Robinson Worldwide, Inc.	10,818	715,827
Con-way, Inc.	3,005	88,798
CSX Corp.	72,721	1,527,868
Delta Air Lines, Inc. *	52,888	518,831
Dollar Thrifty Automotive Group, Inc. *	1,803	136,866
Expeditors International of Washington, Inc.	13,823	603,097
FedEx Corp.	19,232	1,730,688
Forward Air Corp.	2,404	80,943
Genesee & Wyoming, Inc., Class A *	3,005	178,557
Hertz Global Holdings, Inc. *	13,222	189,075
Hub Group, Inc., Class A *	3,606	128,482
J.B. Hunt Transport Services, Inc.	6,010	307,772
JetBlue Airways Corp. *	18,631	95,018
Kansas City Southern *	7,823	544,324
Kirby Corp. *	3,606	247,444
Knight Transportation, Inc.	3,005	51,476
Landstar System, Inc.	3,606	194,940
Norfolk Southern Corp.	22,838	1,573,538
Old Dominion Freight Line, Inc. *	3,005	130,748
Ryder System, Inc.	3,606	191,947
SkyWest, Inc.	6,611	75,498
Southwest Airlines Co.	49,282	442,552
Swift Transportation Co. *	5,445	63,815
Union Pacific Corp.	32,454	3,578,053
United Continental Holdings, Inc. *	21,104	435,798
United Parcel Service, Inc., Class B	45,676	3,512,028
US Airways Group, Inc. *	9,015	66,801
UTI Worldwide, Inc.	7,212	116,402
Werner Enterprises, Inc.	4,808	116,450
Zipcar, Inc. *(a)	3,606	46,914

		18,275,400

Utilities 3.5%
AGL Resources, Inc.	7,309	291,410
ALLETE, Inc.	3,005	124,948
Alliant Energy Corp.	7,212	307,520
Ameren Corp.	15,197	487,368
American Electric Power Co., Inc.	31,252	1,175,388
American States Water Co.	1,202	44,306
American Water Works Co., Inc.	11,422	391,546
Aqua America, Inc.	9,015	200,223
Atmos Energy Corp.	6,010	184,687
Avista Corp.	4,808	118,758
Black Hills Corp.	2,428	79,735
California Water Service Group	4,808	92,362
Calpine Corp. *	24,641	377,254
CenterPoint Energy, Inc.	25,843	503,680
Central Vermont Public Service Corp.	1,202	42,358
CH Energy Group, Inc.	2,404	160,275
Chesapeake Utilities Corp.	601	24,683
Cleco Corp.	3,606	138,759
CMS Energy Corp.	16,227	347,420
Consolidated Edison, Inc.	18,631	1,082,461
Constellation Energy Group, Inc.	12,020	435,845
Dominion Resources, Inc.	38,464	1,941,278
DTE Energy Co.	10,818	584,064
Duke Energy Corp.	87,145	1,823,073
Edison International	19,232	805,244
El Paso Electric Co.	3,005	98,354
Entergy Corp.	12,621	840,937
Exelon Corp.	43,873	1,714,118
FirstEnergy Corp.	27,047	1,197,912
GenOn Energy, Inc. *	51,188	125,922
Great Plains Energy, Inc.	8,414	166,429
Hawaiian Electric Industries, Inc.	6,010	150,550
IDACORP, Inc.	3,606	145,971
Integrys Energy Group, Inc.	4,808	250,160
ITC Holdings Corp.	3,005	226,817
MDU Resources Group, Inc.	10,818	234,751
MGE Energy, Inc.	2,404	105,439
National Fuel Gas Co.	4,808	241,987
New Jersey Resources Corp.	3,005	140,303
NextEra Energy, Inc.	27,646	1,645,213
NiSource, Inc.	18,030	432,720
Northeast Utilities	11,419	409,942
Northwest Natural Gas Co.	2,404	110,031
NorthWestern Corp.	2,404	83,491
NRG Energy, Inc. *	17,429	298,036
NSTAR	6,611	310,056
NV Energy, Inc.	15,025	235,592
OGE Energy Corp.	6,010	315,405
ONEOK, Inc.	6,611	546,333
Otter Tail Corp.	4,207	89,357
Pepco Holdings, Inc.	14,424	280,403
PG&E Corp.	25,843	1,077,136
Piedmont Natural Gas Co., Inc.	4,207	136,307
Pinnacle West Capital Corp.	6,611	310,915
PNM Resources, Inc.	7,813	140,478
Portland General Electric Co.	4,808	118,469
PPL Corp.	38,464	1,098,147
Progress Energy, Inc.	19,232	1,020,835
Public Service Enterprise Group, Inc.	33,656	1,035,932
Questar Corp.	10,818	207,922

28 See financial notes

 Schwab U.S. Broad Market ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SCANA Corp.	7,212	324,540
Sempra Energy	15,025	890,081
South Jersey Industries, Inc.	2,404	125,008
Southwest Gas Corp.	3,005	128,163
TECO Energy, Inc.	12,621	226,547
The AES Corp. *	51,843	702,991
The Empire District Electric Co.	4,808	95,920
The Laclede Group, Inc.	601	24,695
The Southern Co.	56,157	2,481,578
UGI Corp.	7,212	203,739
UIL Holdings Corp.	2,404	84,741
Unisource Energy Corp.	2,404	88,443
Vectren Corp.	5,409	158,051
Westar Energy, Inc.	7,212	198,474
WGL Holdings, Inc.	3,606	147,233
Wisconsin Energy Corp.	15,626	532,534
Xcel Energy, Inc.	31,252	827,865

		34,547,618

Total Common Stock
(Cost $902,857,164)		991,351,544

Rights 0.0% of net assets

Real Estate 0.0%
Rouse Properties, Inc. *(c)(d)	936	—

Total Rights
(Cost $—)		—

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	329,682	329,682

Total Other Investment Company
(Cost $329,682)		329,682

End of Investments

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund	3,044,237	3,044,237

Total Collateral Invested for Securities on Loan
(Cost $3,044,237)		3,044,237

End of Collateral Invested for Securities on Loan

At 2/29/12, the tax basis cost of the fund’s investments was $903,440,906 and the unrealized appreciation and depreciation were $116,511,067 and ($28,270,747), respectively, with a net unrealized appreciation of $88,240,320.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$991,351,544	$—	$—	$991,351,544
Other Investment Company(a)	329,682	—	—	329,682
Rights(a)	—	—	—	—

Total	$991,681,226	$—	$—	$991,681,226

Other Financial Instruments
Collateral Invested for Securities on Loan	$3,044,237	$—	$—	$3,044,237

(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

See financial notes 29

 Schwab U.S. Broad Market ETF

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $902,047,971) including securities on loan of $3,171,235		$990,725,449
Investment in affiliated issuer, at value (cost $1,138,875)		$955,777
Collateral invested for securities on loan		3,044,237
Receivables:
Dividends		2,055,972
Fund shares sold		1,661,098
Income from securities on loan		11,285
Foreign tax reclaims	+	1,058

Total assets		998,454,876

Liabilities

Collateral held for securities on loan		3,044,237
Payables:
Investments bought		2,247,237
Investment adviser fees	+	4,891

Total liabilities		5,296,365

Net Assets

Total assets		998,454,876
Total liabilities	−	5,296,365

Net assets		$993,158,511

Net Assets by Source
Capital received from investors		896,577,124
Net investment income not yet distributed		3,241,000
Net realized capital gains		4,734,157
Net unrealized capital gains		88,606,230

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$993,158,511		30,050,001		$33.05

30 See financial notes

 Schwab U.S. Broad Market ETF

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Dividends (including $7,566 from affiliated issuer and net of foreign withholding tax of $15,820)		$8,645,654
Interest		281
Securities on loan	+	49,087

Total investment income		8,695,022

Expenses

Investment adviser fees		238,519

Total expenses	−	238,519

Net investment income		8,456,503

Realized and Unrealized Gains (Losses)

Net realized losses on investments (including $1,452 gains from affiliated issuer)		(3,113,892)
Net realized gains on in-kind redemptions	+	7,902,916

Net realized gains		4,789,024
Net unrealized gains on investments (including $89,414 gains from affiliated issuer)	+	95,004,899

Net realized and unrealized gains		99,793,923

Net increase in net assets resulting from operations		$108,250,426

See financial notes 31

 Schwab U.S. Broad Market ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$8,456,503	$10,833,300
Net realized gains		4,789,024	18,489,482
Net unrealized gains	+	95,004,899	13,988,597

Net increase in net assets resulting from operations		108,250,426	43,311,379

Distributions to Shareholders

Distributions from net investment income		($7,484,370)	($9,531,396)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold		6,500,000	$199,224,752	17,450,000	$531,212,810
Shares Redeemed	+	(1,650,000)	(49,483,204)	(3,100,000)	(94,832,267)

Net transactions in fund shares		4,850,000	$149,741,548	14,350,000	$436,380,543

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		25,200,001	$742,650,907	10,850,001	$272,490,381
Total increase	+	4,850,000	250,507,604	14,350,000	470,160,526

End of period		30,050,001	$993,158,511	25,200,001	$742,650,907

Net investment income not yet distributed			$3,241,000		$2,268,867

32 See financial notes

Schwab U.S. Large-Cap ETF™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	10/30/09[1]–
	2/29/12*		8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	29.11		24.98	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.31		0.53	0.34
Net realized and unrealized gains (losses)	3.51		4.13	(0.12)

Total from investment operations	3.82		4.66	0.22
Less distributions:
Distributions from net investment income	(0.30)		(0.53)	(0.24)

Net asset value at end of period	32.63		29.11	24.98

Total return (%)	13.27	[2]	18.66	0.83	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.08	[3]	0.08	0.08	[3]
Gross operating expenses	0.08	[3]	0.08	0.08	[3]
Net investment income (loss)	2.18	[3]	1.88	2.01	[3]
Portfolio turnover rate[4]	2	[2]	5	3	[2]
Net assets, end of period ($ x 1,000)	823,886		615,781	273,503

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 33

 Schwab U.S. Large-Cap ETF

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	739,869,723	821,597,626
0.0%	Rights	—	—
0.1%	Other Investment Company	448,033	448,033

99.8%	Total Investments	740,317,756	822,045,659
0.1%	Collateral Invested for Securities on Loan	1,018,292	1,018,292
0.1%	Other Assets and Liabilities, Net		821,682

100.0%	Net Assets		823,885,633

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.9%
BorgWarner, Inc. *	6,622	548,566
Ford Motor Co.	232,128	2,873,745
General Motors Co. *	34,942	909,191
Gentex Corp.	8,716	206,133
Harley-Davidson, Inc.	14,201	661,483
Johnson Controls, Inc.	41,538	1,355,385
Lear Corp.	6,565	296,804
The Goodyear Tire & Rubber Co. *	14,665	188,592
TRW Automotive Holdings Corp. *	6,108	279,380
Visteon Corp. *	3,048	163,738

		7,483,017

Banks 2.7%
BB&T Corp.	42,459	1,241,926
BOK Financial Corp.	1,541	82,721
CIT Group, Inc. *	12,218	497,395
City National Corp.	3,032	142,504
Comerica, Inc.	12,120	359,843
Commerce Bancshares, Inc.	4,799	185,289
Cullen/Frost Bankers, Inc.	3,535	199,657
Fifth Third Bancorp	56,003	762,201
First Republic Bank *	4,691	140,683
Hudson City Bancorp, Inc.	30,346	207,870
Huntington Bancshares, Inc.	51,757	302,519
KeyCorp	57,571	466,325
M&T Bank Corp.	7,576	618,353
New York Community Bancorp, Inc.	26,887	349,800
People’s United Financial, Inc.	22,632	284,937
PNC Financial Services Group, Inc.	32,133	1,912,556
Regions Financial Corp.	75,770	436,435
SunTrust Banks, Inc.	32,408	744,088
TFS Financial Corp. *	5,360	50,116
U.S. Bancorp	116,850	3,435,390
Wells Fargo & Co.	305,525	9,559,877
Zions Bancorp	11,615	220,685

		22,201,170

Capital Goods 8.0%
3M Co.	39,390	3,450,564
Aecom Technology Corp. *	6,106	142,575
AGCO Corp. *	5,876	303,378
AMETEK, Inc.	9,732	463,243
Caterpillar, Inc.	35,855	4,095,000
Cooper Industries plc	10,104	618,567
Cummins, Inc.	10,692	1,289,134
Danaher Corp.	34,752	1,835,948
Deere & Co.	25,296	2,097,797
Donaldson Co., Inc.	4,199	308,333
Dover Corp.	11,192	716,512
Eaton Corp.	20,412	1,065,302
Emerson Electric Co.	45,450	2,286,589
Exelis, Inc.	11,218	117,901
Fastenal Co.	18,001	948,293
Flowserve Corp.	3,540	419,738
Fluor Corp.	10,605	641,390
Fortune Brands Home & Security, Inc. *	9,203	177,986
Foster Wheeler AG *	7,146	176,006
Gardner Denver, Inc.	3,043	208,993
General Dynamics Corp.	18,301	1,340,182
General Electric Co.	646,905	12,323,540
Goodrich Corp.	7,575	954,223
Honeywell International, Inc.	43,601	2,597,312
Hubbell, Inc., Class B	3,535	265,903
Illinois Tool Works, Inc.	25,361	1,412,354
Ingersoll-Rand plc	19,056	759,953
ITT Corp.	5,609	139,945
Jacobs Engineering Group, Inc. *	7,579	350,301
Joy Global, Inc.	6,565	570,892
KBR, Inc.	9,090	330,149
L-3 Communications Holdings, Inc.	6,566	461,261
Lincoln Electric Holdings, Inc.	5,050	233,259
Lockheed Martin Corp.	15,737	1,391,308
Masco Corp.	22,228	264,069
MSC Industrial Direct Co., Class A	2,620	208,054
Navistar International Corp. *	4,546	189,932
Northrop Grumman Corp.	14,861	888,836
Owens Corning, Inc. *	7,070	223,766
PACCAR, Inc.	22,222	1,022,434
Pall Corp.	7,070	448,591
Parker Hannifin Corp.	9,234	829,306
Pentair, Inc.	6,107	235,119
Precision Castparts Corp.	9,090	1,521,939
Quanta Services, Inc. *	12,672	264,845
Raytheon Co.	21,126	1,067,286
Rockwell Automation, Inc.	9,083	726,458
Rockwell Collins, Inc.	9,680	573,927
Roper Industries, Inc.	6,060	554,611
Spirit AeroSystems Holdings, Inc., Class A *	7,071	169,421
SPX Corp.	3,034	221,907

34 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stanley Black & Decker, Inc.	10,127	777,754
Textron, Inc.	16,668	458,537
The Babcock & Wilcox Co. *	7,072	182,033
The Boeing Co.	40,898	3,065,305
The Timken Co.	4,601	241,092
TransDigm Group, Inc. *	3,030	359,934
Tyco International Ltd.	28,785	1,491,639
United Technologies Corp.	48,480	4,066,018
URS Corp. *	5,050	220,433
W.W. Grainger, Inc.	3,600	747,828
Xylem, Inc.	11,218	291,444

		65,806,349

Commercial & Professional Services 0.7%
Avery Dennison Corp.	6,184	188,612
Cintas Corp.	6,849	264,098
Copart, Inc. *	3,694	183,887
Corrections Corp. of America *	6,080	152,365
Covanta Holding Corp.	7,080	115,616
Equifax, Inc.	7,292	306,556
IHS, Inc., Class A *	3,030	286,547
Iron Mountain, Inc.	10,339	321,026
Manpower, Inc.	5,052	217,590
Nielsen Holdings N.V. *	4,056	119,611
Pitney Bowes, Inc.	10,925	198,070
R.R. Donnelley & Sons Co. (a)	10,735	148,358
Republic Services, Inc.	18,805	560,953
Robert Half International, Inc.	9,156	260,305
Stericycle, Inc. *	5,555	482,007
The Dun & Bradstreet Corp.	3,034	250,760
Towers Watson & Co., Class A	3,079	196,871
Verisk Analytics, Inc., Class A *	8,378	364,443
Waste Connections, Inc.	6,767	220,063
Waste Management, Inc.	24,463	855,716

		5,693,454

Consumer Durables & Apparel 1.2%
Coach, Inc.	17,696	1,324,369
D.R. Horton, Inc.	16,665	238,976
Fossil, Inc. *	3,253	396,801
Garmin Ltd.	7,505	354,161
Harman International Industries, Inc.	4,190	205,855
Hasbro, Inc.	7,604	268,573
Leggett & Platt, Inc.	9,094	205,797
Lennar Corp., Class A	9,595	224,331
Mattel, Inc.	20,987	680,818
Michael Kors Holdings Ltd. *	3,030	131,047
Mohawk Industries, Inc. *	3,535	224,508
Newell Rubbermaid, Inc.	17,277	316,169
NIKE, Inc., Class B	23,230	2,506,982
NVR, Inc. *	285	197,220
PVH Corp.	3,756	319,298
Ralph Lauren Corp.	4,040	701,869
Tempur-Pedic International, Inc. *	4,040	319,160
Toll Brothers, Inc. *	8,966	210,342
Tupperware Brands Corp.	3,694	231,577
VF Corp.	5,555	811,308
Whirlpool Corp.	4,581	346,186

		10,215,347

Consumer Services 2.2%
Apollo Group, Inc., Class A *	7,125	303,810
Carnival Corp.	24,486	741,681
Chipotle Mexican Grill, Inc. *	2,020	788,244
Darden Restaurants, Inc.	8,027	409,297
DeVry, Inc.	3,637	129,223
Dunkin’ Brands Group, Inc. *	3,030	87,991
H&R Block, Inc.	18,376	299,529
Hyatt Hotels Corp., Class A *	2,525	104,560
International Game Technology	18,180	273,064
Las Vegas Sands Corp. *	23,955	1,332,137
Marriott International, Inc., Class A	18,321	646,365
Marriott Vacations Worldwide Corp. *	1,812	45,173
McDonald’s Corp.	63,623	6,316,491
MGM Resorts International *	19,237	264,893
Penn National Gaming, Inc. *	4,225	179,774
Royal Caribbean Cruises Ltd.	8,084	230,313
Starbucks Corp.	45,955	2,231,575
Starwood Hotels & Resorts Worldwide, Inc.	11,769	634,349
Weight Watchers International, Inc. (a)	2,020	157,520
Wyndham Worldwide Corp.	9,727	427,891
Wynn Resorts Ltd.	5,555	658,490
Yum! Brands, Inc.	28,451	1,884,594

		18,146,964

Diversified Financials 5.5%
Affiliated Managers Group, Inc. *	3,089	328,639
American Express Co.	63,622	3,364,968
Ameriprise Financial, Inc.	13,817	770,436
Bank of America Corp.	616,396	4,912,676
BlackRock, Inc.	6,565	1,306,435
Capital One Financial Corp.	27,882	1,410,829
CBOE Holdings, Inc.	5,322	146,727
Citigroup, Inc.	178,256	5,939,490
CME Group, Inc.	4,040	1,169,540
Discover Financial Services	33,214	996,752
E*TRADE Financial Corp. *	15,365	147,965
Eaton Vance Corp.	7,070	203,687
Franklin Resources, Inc.	9,091	1,071,738
IntercontinentalExchange, Inc. *	4,545	627,028
Invesco Ltd.	27,540	682,166
Jefferies Group, Inc.	8,602	143,825
JPMorgan Chase & Co.	233,301	9,154,731
Legg Mason, Inc.	8,605	235,691
Leucadia National Corp.	12,120	345,299
LPL Investment Holdings, Inc. *	2,317	79,010
Moody’s Corp.	11,637	449,305
Morgan Stanley	81,306	1,507,413
MSCI, Inc., Class A *	7,098	251,127
Northern Trust Corp.	13,163	584,569
NYSE Euronext	15,702	467,448
Raymond James Financial, Inc.	6,107	216,005
SEI Investments Co.	9,642	190,429
SLM Corp.	31,903	502,791
State Street Corp.	30,347	1,281,554
T. Rowe Price Group, Inc.	15,423	949,903
TD Ameritrade Holding Corp.	14,692	274,300
The Bank of New York Mellon Corp.	75,814	1,676,247
The Charles Schwab Corp. (b)	62,620	869,166

See financial notes 35

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Goldman Sachs Group, Inc.	26,260	3,023,576
The NASDAQ OMX Group, Inc. *	8,155	214,803

		45,496,268

Energy 11.8%
Alpha Natural Resources, Inc. *	13,635	253,066
Anadarko Petroleum Corp.	30,805	2,591,317
Apache Corp.	23,390	2,524,483
Arch Coal, Inc.	12,724	172,665
Baker Hughes, Inc.	26,529	1,333,878
Cabot Oil & Gas Corp.	12,684	442,418
Cameron International Corp. *	14,712	819,605
Chesapeake Energy Corp.	39,907	997,675
Chevron Corp.	123,213	13,445,002
Cimarex Energy Co.	5,116	412,708
Cobalt International Energy, Inc. *	9,116	274,027
Concho Resources, Inc. *	6,565	701,405
ConocoPhillips	76,247	5,836,708
CONSOL Energy, Inc.	13,724	491,594
Continental Resources, Inc. *	3,535	320,554
Denbury Resources, Inc. *	24,339	484,589
Devon Energy Corp.	24,002	1,759,587
Diamond Offshore Drilling, Inc.	4,040	276,619
El Paso Corp.	46,767	1,300,590
Energen Corp.	4,545	241,930
EOG Resources, Inc.	16,665	1,897,477
EQT Corp.	9,090	481,952
EXCO Resources, Inc. (a)	10,609	75,642
Exxon Mobil Corp.	294,408	25,466,292
FMC Technologies, Inc. *	14,645	738,547
Forest Oil Corp. *	6,688	86,476
Halliburton Co.	56,200	2,056,358
Helmerich & Payne, Inc.	6,060	371,478
Hess Corp.	18,685	1,213,030
HollyFrontier Corp.	11,830	386,013
Kinder Morgan, Inc. (a)	6,084	214,400
Marathon Oil Corp.	43,384	1,470,284
Marathon Petroleum Corp.	21,715	902,258
McDermott International, Inc. *	14,144	184,721
Murphy Oil Corp.	11,809	755,067
Nabors Industries Ltd. *	17,679	385,049
National-Oilwell Varco, Inc.	26,253	2,166,660
Newfield Exploration Co. *	8,084	291,024
Noble Corp. *	15,659	629,179
Noble Energy, Inc.	10,764	1,051,105
Occidental Petroleum Corp.	49,988	5,217,247
Oceaneering International, Inc.	6,566	356,337
Patterson-UTI Energy, Inc.	9,595	186,335
Peabody Energy Corp.	16,517	576,113
Pioneer Natural Resources Co.	7,575	830,523
Plains Exploration & Production Co. *	8,632	380,412
QEP Resources, Inc.	10,706	365,503
Range Resources Corp.	9,698	617,569
Rowan Cos., Inc. *	7,627	281,207
SandRidge Energy, Inc. *	22,016	190,879
Schlumberger Ltd.	82,813	6,427,117
SM Energy Co.	4,040	318,029
Southern Union Co.	7,097	311,842
Southwestern Energy Co. *	21,218	701,467
Spectra Energy Corp.	39,567	1,241,612
Sunoco, Inc.	6,496	250,940
The Williams Cos., Inc.	35,712	1,067,074
Tidewater, Inc.	3,099	184,390
Ultra Petroleum Corp. *	9,191	229,407
Valero Energy Corp.	34,386	842,113
Weatherford International Ltd. *	45,021	719,436
Whiting Petroleum Corp. *	7,070	414,585
WPX Energy, Inc. *	11,894	215,995

		97,429,564

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	26,473	2,278,266
CVS Caremark Corp.	82,315	3,712,407
Safeway, Inc.	20,717	444,380
Sysco Corp.	35,982	1,058,590
The Kroger Co.	34,071	810,549
Wal-Mart Stores, Inc.	108,575	6,414,611
Walgreen Co.	53,648	1,778,968
Whole Foods Market, Inc.	9,596	774,781

		17,272,552

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	127,282	3,831,188
Archer-Daniels-Midland Co.	37,199	1,160,609
Beam, Inc.	9,203	506,901
Brown-Forman Corp., Class B	6,649	542,891
Bunge Ltd.	8,973	604,062
Campbell Soup Co.	12,121	403,872
Coca-Cola Enterprises, Inc.	19,047	550,458
ConAgra Foods, Inc.	25,335	665,044
Constellation Brands, Inc., Class A *	11,289	246,552
Corn Products International, Inc.	4,626	265,301
Dr. Pepper Snapple Group, Inc.	13,352	508,044
General Mills, Inc.	37,044	1,419,156
Green Mountain Coffee Roasters, Inc. *	7,173	466,030
H.J. Heinz Co.	19,695	1,038,123
Hormel Foods Corp.	8,806	250,707
Kellogg Co.	15,154	793,312
Kraft Foods, Inc., Class A	100,072	3,809,741
Lorillard, Inc.	8,241	1,080,230
McCormick & Co., Inc.	8,080	407,636
Mead Johnson Nutrition Co.	12,625	981,594
Molson Coors Brewing Co., Class B	9,595	421,604
Monster Beverage Corp. *	9,090	519,857
PepsiCo, Inc.	96,447	6,070,374
Philip Morris International, Inc.	108,070	9,026,006
Post Holdings, Inc. *	1,760	54,806
Ralcorp Holdings, Inc. *	3,535	263,711
Reynolds American, Inc.	20,636	865,268
Sara Lee Corp.	35,737	723,674
Smithfield Foods, Inc. *	9,136	214,056
The Coca-Cola Co.	128,263	8,960,453
The Hershey Co.	9,618	583,813
The J.M. Smucker Co.	7,161	539,367
Tyson Foods, Inc., Class A	17,443	329,847

		48,104,287

Health Care Equipment & Services 3.9%
Aetna, Inc.	22,117	1,034,191

36 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AmerisourceBergen Corp.	16,277	607,946
Baxter International, Inc.	35,057	2,037,863
Becton, Dickinson & Co.	12,625	962,278
Boston Scientific Corp. *	92,484	575,250
C.R. Bard, Inc.	5,269	493,284
Cardinal Health, Inc.	21,210	881,276
CareFusion Corp. *	13,279	342,731
Cerner Corp. *	8,641	637,965
CIGNA Corp.	17,431	768,881
Coventry Health Care, Inc. *	9,094	297,283
Covidien plc	30,156	1,575,651
DaVita, Inc. *	5,649	488,921
DENTSPLY International, Inc.	8,635	334,002
Edwards Lifesciences Corp. *	7,070	517,029
Express Scripts, Inc. *	27,775	1,481,241
Gen-Probe, Inc. *	3,030	206,888
HCA Holdings, Inc.	10,138	270,380
Henry Schein, Inc. *	5,555	411,181
Hologic, Inc. *	15,702	325,502
Humana, Inc.	10,116	881,104
IDEXX Laboratories, Inc. *	3,535	303,126
Intuitive Surgical, Inc. *	2,525	1,291,840
Laboratory Corp. of America Holdings *	6,093	547,700
McKesson Corp.	15,150	1,265,177
Medco Health Solutions, Inc. *	23,545	1,591,407
Medtronic, Inc.	64,835	2,471,510
Omnicare, Inc.	7,117	250,376
Patterson Cos., Inc.	6,224	198,670
Quest Diagnostics, Inc.	9,602	557,396
ResMed, Inc. *	9,244	270,849
St. Jude Medical, Inc.	19,757	832,165
Stryker Corp.	18,180	975,175
UnitedHealth Group, Inc.	65,769	3,666,622
Universal Health Services, Inc., Class B	5,559	247,987
Varian Medical Systems, Inc. *	7,157	466,994
WellPoint, Inc.	21,258	1,395,163
Zimmer Holdings, Inc. *	11,624	706,158

		32,169,162

Household & Personal Products 2.3%
Avon Products, Inc.	25,882	483,735
Church & Dwight Co., Inc.	8,724	416,484
Colgate-Palmolive Co.	27,351	2,548,566
Energizer Holdings, Inc. *	4,130	315,739
Herbalife Ltd.	7,182	475,520
Kimberly-Clark Corp.	23,997	1,748,901
The Clorox Co.	8,081	546,356
The Estee Lauder Cos., Inc., Class A	14,196	831,034
The Procter & Gamble Co.	168,670	11,388,598

		18,754,933

Insurance 3.8%
ACE Ltd.	20,707	1,484,899
Aflac, Inc.	28,803	1,360,942
Alleghany Corp. *(a)	511	165,891
Allied World Assurance Co. Holdings AG	2,525	166,574
American Financial Group, Inc.	5,082	190,321
American International Group, Inc. *	26,765	782,073
Aon Corp.	19,952	933,953
Arch Capital Group Ltd. *	8,080	299,364
Assurant, Inc.	5,586	237,237
Assured Guaranty Ltd.	10,176	170,957
Axis Capital Holdings Ltd.	7,663	236,404
Berkshire Hathaway, Inc., Class B *	117,160	9,191,202
Brown & Brown, Inc.	7,117	168,175
Cincinnati Financial Corp.	9,137	321,348
CNA Financial Corp.	1,560	44,008
Erie Indemnity Co., Class A	1,592	121,167
Everest Re Group Ltd.	2,712	238,249
Fidelity National Financial, Inc., Class A	14,187	244,868
Genworth Financial, Inc., Class A *	29,807	270,946
Hartford Financial Services Group, Inc.	26,951	558,155
HCC Insurance Holdings, Inc.	7,088	216,467
Lincoln National Corp.	18,715	464,881
Loews Corp.	21,285	833,095
Markel Corp. *	609	248,442
Marsh & McLennan Cos., Inc.	33,090	1,032,408
MetLife, Inc.	50,500	1,946,775
Old Republic International Corp.	14,695	159,588
PartnerRe Ltd.	4,040	256,298
Principal Financial Group, Inc.	18,015	498,295
Prudential Financial, Inc.	29,643	1,812,966
Reinsurance Group of America, Inc.	4,545	262,110
RenaissanceRe Holdings Ltd.	3,115	224,155
The Allstate Corp.	29,424	924,796
The Chubb Corp.	17,170	1,166,873
The Progressive Corp.	36,393	779,538
The Travelers Cos., Inc.	25,338	1,468,844
Torchmark Corp.	6,355	307,836
Transatlantic Holdings, Inc.	3,669	222,341
Unum Group	18,213	419,810
Validus Holdings Ltd.	4,227	128,881
W.R. Berkley Corp.	7,167	256,220
White Mountains Insurance Group Ltd.	505	250,591
XL Group plc	19,566	406,973

		31,474,916

Materials 3.9%
Air Products & Chemicals, Inc.	12,124	1,094,070
Airgas, Inc.	4,134	340,352
Albemarle Corp.	5,672	377,301
Alcoa, Inc.	64,244	653,362
Allegheny Technologies, Inc.	6,565	288,007
Allied Nevada Gold Corp. *	4,736	162,966
AptarGroup, Inc.	3,601	190,061
Ashland, Inc.	4,137	262,948
Ball Corp.	10,210	409,217
Bemis Co., Inc.	6,565	205,944
Celanese Corp., Series A	9,605	456,910
CF Industries Holdings, Inc.	4,545	845,370
Cliffs Natural Resources, Inc.	8,731	554,244
Crown Holdings, Inc. *	9,642	356,465
E.I. du Pont de Nemours & Co.	57,065	2,901,755
Eastman Chemical Co.	8,242	446,139
Ecolab, Inc.	16,524	991,440

See financial notes 37

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FMC Corp.	4,545	449,819
Freeport-McMoRan Copper & Gold, Inc.	57,570	2,450,179
Huntsman Corp.	11,685	159,617
International Flavors & Fragrances, Inc.	4,885	278,592
International Paper Co.	24,781	871,052
LyondellBasell Industries N.V., Class A	20,743	895,683
Martin Marietta Materials, Inc. (a)	2,756	236,658
MeadWestvaco Corp.	10,244	310,188
Molycorp, Inc. *(a)	3,660	90,402
Monsanto Co.	32,825	2,539,999
Newmont Mining Corp.	29,534	1,754,320
Nucor Corp.	17,675	769,393
Owens-Illinois, Inc. *	10,100	241,390
PPG Industries, Inc.	9,596	875,635
Praxair, Inc.	18,685	2,036,665
Reliance Steel & Aluminum Co.	4,545	244,157
Rockwood Holdings, Inc. *	4,545	242,021
Royal Gold, Inc.	3,303	229,393
Sealed Air Corp.	11,615	228,002
Sigma-Aldrich Corp.	6,558	470,799
Sonoco Products Co.	6,060	199,010
Southern Copper Corp.	10,457	336,311
Steel Dynamics, Inc.	13,130	194,455
The Dow Chemical Co.	71,711	2,403,036
The Mosaic Co.	17,170	991,568
The Scotts Miracle-Gro Co., Class A (a)	2,641	123,704
The Sherwin-Williams Co.	5,555	572,998
The Valspar Corp.	5,555	257,474
Titanium Metals Corp.	5,090	74,619
United States Steel Corp. (a)	8,696	236,705
Valhi, Inc.	505	28,962
Vulcan Materials Co.	7,074	315,217
Walter Energy, Inc.	3,797	246,160

		31,890,734

Media 3.4%
AMC Networks, Inc., Class A *	3,636	165,038
Cablevision Systems Corp., Class A	14,654	208,526
CBS Corp., Class B	38,410	1,148,459
Charter Communications, Inc., Class A *	2,526	160,174
Clear Channel Outdoor Holdings, Inc., Class A *	2,020	26,725
Comcast Corp., Class A	169,680	4,985,198
DIRECTV, Class A *	44,945	2,081,852
Discovery Communications, Inc., Series A *	16,122	752,091
DISH Network Corp., Class A	13,130	383,002
Gannett Co., Inc.	14,645	217,332
John Wiley & Sons, Inc., Class A	3,030	137,562
Liberty Global, Inc., Series A *	16,530	829,475
Liberty Media Corp. - Liberty Capital, Series A *	7,070	635,522
News Corp., Class A	141,765	2,816,871
Omnicom Group, Inc.	17,171	848,934
Scripps Networks Interactive, Class A	5,666	256,103
Sirius XM Radio, Inc. *	236,845	535,270
The Interpublic Group of Cos., Inc.	28,162	330,059
The McGraw-Hill Cos., Inc.	18,245	849,122
The Walt Disney Co.	105,345	4,423,437
The Washington Post Co., Class B (a)	505	198,920
Time Warner Cable, Inc.	19,485	1,545,940
Time Warner, Inc.	61,170	2,276,136
Viacom, Inc., Class B	32,641	1,554,364
Virgin Media, Inc.	18,923	476,860

		27,842,972

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	95,942	5,431,277
Agilent Technologies, Inc. *	21,210	925,180
Alexion Pharmaceuticals, Inc. *	11,608	971,938
Allergan, Inc.	19,190	1,719,232
Amgen, Inc.	54,028	3,671,202
Biogen Idec, Inc. *	14,778	1,721,194
Bristol-Myers Squibb Co.	105,040	3,379,137
Celgene Corp. *	28,026	2,055,006
Covance, Inc. *	3,535	168,725
Eli Lilly & Co.	59,985	2,353,811
Endo Pharmaceuticals Holdings, Inc. *	6,953	257,748
Forest Laboratories, Inc. *	15,458	502,694
Gilead Sciences, Inc. *	45,882	2,087,631
Hospira, Inc. *	10,100	359,762
Human Genome Sciences, Inc. *	11,295	89,005
Illumina, Inc. *	7,591	389,039
Johnson & Johnson	167,660	10,911,313
Life Technologies Corp. *	11,110	525,614
Merck & Co., Inc.	188,862	7,208,862
Mettler-Toledo International, Inc. *	2,020	364,166
Mylan, Inc. *	25,969	608,713
PerkinElmer, Inc.	7,074	190,998
Perrigo Co.	5,158	531,583
Pfizer, Inc.	471,670	9,952,237
Regeneron Pharmaceuticals, Inc. *	4,414	462,543
Techne Corp.	2,127	152,272
Thermo Fisher Scientific, Inc. *	23,230	1,315,283
United Therapeutics Corp. *	3,030	144,622
Vertex Pharmaceuticals, Inc. *	13,130	511,020
Warner Chilcott plc, Class A *	10,437	174,611
Waters Corp. *	5,616	503,194
Watson Pharmaceuticals, Inc. *	7,759	452,505

		60,092,117

Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	3,769	270,200
American Capital Agency Corp.	13,130	403,222
American Tower Corp.	24,004	1,502,170
Annaly Capital Management, Inc.	59,222	984,270
AvalonBay Communities, Inc.	6,060	785,800
Boston Properties, Inc.	9,090	923,090
BRE Properties, Inc.	4,566	221,131
Brookfield Office Properties, Inc.	15,702	274,000
Camden Property Trust	4,332	268,584
CBRE Group, Inc. *	17,812	326,494
Chimera Investment Corp.	59,706	183,297
DDR Corp.	13,205	186,587
Digital Realty Trust, Inc.	6,565	475,963
Equity Residential	18,180	1,034,260
Essex Property Trust, Inc.	2,064	288,939

38 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Federal Realty Investment Trust	4,040	385,214
General Growth Properties, Inc.	23,504	382,410
HCP, Inc.	24,745	977,428
Health Care REIT, Inc.	12,120	659,813
Host Hotels & Resorts, Inc.	42,595	672,149
Jones Lang LaSalle, Inc.	2,530	205,967
Kimco Realty Corp.	24,788	455,603
Liberty Property Trust	7,070	239,814
Piedmont Office Realty Trust, Inc., Class A	10,278	181,098
Plum Creek Timber Co., Inc.	10,100	395,516
ProLogis, Inc.	28,038	943,759
Public Storage	8,615	1,155,013
Rayonier, Inc.	7,575	337,239
Realty Income Corp.	8,138	300,211
Regency Centers Corp.	5,358	229,269
Rouse Properties, Inc. *	868	12,699
Simon Property Group, Inc.	18,180	2,463,026
SL Green Realty Corp.	5,214	396,525
The Macerich Co.	8,033	433,702
UDR, Inc.	13,150	329,013
Ventas, Inc.	17,675	988,386
Vornado Realty Trust	11,252	919,626
Weyerhaeuser Co.	32,076	670,068

		21,861,555

Retailing 3.8%
Abercrombie & Fitch Co., Class A	5,555	254,364
Advance Auto Parts, Inc.	4,562	389,458
Amazon.com, Inc. *	21,715	3,901,968
American Eagle Outfitters, Inc.	11,932	173,491
AutoNation, Inc. *	2,130	72,590
AutoZone, Inc. *	2,020	756,450
Bed Bath & Beyond, Inc. *	15,150	905,061
Best Buy Co., Inc.	18,022	445,143
CarMax, Inc. *	13,656	419,103
Dick’s Sporting Goods, Inc.	5,516	246,896
Dollar General Corp. *	7,470	314,188
Dollar Tree, Inc. *	7,575	670,463
Expedia, Inc.	6,076	206,888
Family Dollar Stores, Inc.	6,755	364,703
GameStop Corp., Class A (a)	8,474	193,038
Genuine Parts Co.	9,642	604,361
Groupon, Inc. *(a)	2,020	39,824
Guess?, Inc.	3,679	127,477
J.C. Penney Co., Inc.	9,121	361,192
Kohl’s Corp.	15,503	770,189
Liberty Interactive Corp., Series A *	36,865	691,587
Limited Brands, Inc.	15,872	738,524
LKQ Corp. *	9,090	289,607
Lowe’s Cos., Inc.	77,027	2,186,026
Macy’s, Inc.	25,755	977,917
Netflix, Inc. *	3,184	352,564
Nordstrom, Inc.	10,247	549,444
O’Reilly Automotive, Inc. *	7,827	677,036
PetSmart, Inc.	7,070	394,082
Priceline.com, Inc. *	3,030	1,899,871
Ross Stores, Inc.	14,152	754,726
Sears Holdings Corp. *(a)	3,030	211,070
Staples, Inc.	43,430	636,684
Target Corp.	37,370	2,118,505
The Gap, Inc.	15,565	363,598
The Home Depot, Inc.	94,932	4,515,915
The TJX Cos., Inc.	46,077	1,686,879
Tiffany & Co.	7,692	500,057
Tractor Supply Co.	4,545	388,461
TripAdvisor, Inc. *	6,076	195,830
Urban Outfitters, Inc. *	7,415	210,512

		31,555,742

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	34,352	252,487
Altera Corp.	19,797	761,195
Analog Devices, Inc.	18,199	713,583
Applied Materials, Inc.	80,295	982,811
Atmel Corp. *	27,298	275,983
Broadcom Corp., Class A *	28,565	1,061,190
Cree, Inc. *	7,086	214,635
First Solar, Inc. *(a)	3,535	114,180
Intel Corp.	312,586	8,402,312
KLA-Tencor Corp.	10,137	490,631
Lam Research Corp. *	7,692	320,756
Linear Technology Corp.	13,154	440,396
LSI Corp. *	34,885	300,011
Marvell Technology Group Ltd. *	30,940	464,100
Maxim Integrated Products, Inc.	17,999	501,992
Microchip Technology, Inc.	11,648	420,143
Micron Technology, Inc. *	52,254	446,772
NVIDIA Corp. *	36,374	551,066
ON Semiconductor Corp. *	26,765	242,758
Skyworks Solutions, Inc. *	10,856	292,786
Texas Instruments, Inc.	69,825	2,328,664
Xilinx, Inc.	16,204	598,414

		20,176,865

Software & Services 9.4%
Accenture plc, Class A	42,420	2,525,687
Activision Blizzard, Inc.	25,603	305,956
Adobe Systems, Inc. *	30,162	992,028
Akamai Technologies, Inc. *	11,299	406,764
Alliance Data Systems Corp. *	3,123	379,007
ANSYS, Inc. *	5,565	351,597
Autodesk, Inc. *	14,173	536,448
Automatic Data Processing, Inc.	30,083	1,634,109
BMC Software, Inc. *	10,384	388,777
Broadridge Financial Solutions, Inc.	7,622	185,519
CA, Inc.	22,593	610,689
Citrix Systems, Inc. *	11,615	868,105
Cognizant Technology Solutions Corp., Class A *	18,527	1,314,491
Computer Sciences Corp.	9,180	291,557
eBay, Inc. *	67,670	2,418,526
Electronic Arts, Inc. *	20,420	333,459
Equinix, Inc. *	3,030	424,745
FactSet Research Systems, Inc.	2,595	226,803
Fidelity National Information Services, Inc.	15,745	499,589
Fiserv, Inc. *	8,594	569,782
Genpact Ltd. *	6,102	97,754
Global Payments, Inc.	5,050	260,681
Google, Inc., Class A *	15,290	9,453,042

See financial notes 39

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
IAC/InterActiveCorp	4,545	207,252
Informatica Corp. *	6,565	322,735
International Business Machines Corp.	72,713	14,304,828
Intuit, Inc.	16,750	968,820
LinkedIn Corp., Class A *	1,010	87,739
MasterCard, Inc., Class A	6,565	2,757,300
Microsoft Corp.	459,036	14,569,803
Nuance Communications, Inc. *	14,035	363,787
Oracle Corp.	238,856	6,991,315
Paychex, Inc.	20,231	633,230
Rackspace Hosting, Inc. *	6,565	342,956
Red Hat, Inc. *	11,615	574,478
Rovi Corp. *	6,763	239,951
SAIC, Inc. *	20,957	256,095
Salesforce.com, Inc. *	7,575	1,084,437
Solera Holdings, Inc.	4,087	196,176
Symantec Corp. *	45,020	803,157
Synopsys, Inc. *	9,170	279,410
Teradata Corp. *	10,160	676,148
TIBCO Software, Inc. *	9,776	283,211
Total System Services, Inc.	12,124	265,273
VeriSign, Inc.	9,714	358,932
Visa, Inc., Class A	29,788	3,466,430
VMware, Inc., Class A *	4,042	399,713
Western Union Co.	38,000	663,860
Yahoo!, Inc. *	72,363	1,073,143
Zynga, Inc. *(a)	6,565	86,461

		77,331,755

Technology Hardware & Equipment 7.9%
Acme Packet, Inc. *	3,535	107,747
Amphenol Corp., Class A	10,128	566,763
Apple, Inc. *	56,884	30,856,157
Arrow Electronics, Inc. *	6,813	273,542
Avnet, Inc. *	9,130	326,306
Cisco Systems, Inc.	330,260	6,565,569
Corning, Inc.	95,602	1,246,650
Dell, Inc. *	98,244	1,699,621
Dolby Laboratories, Inc., Class A *	3,104	118,169
EMC Corp. *	124,891	3,458,232
F5 Networks, Inc. *	5,050	631,048
FLIR Systems, Inc.	9,599	251,206
Harris Corp.	7,077	308,770
Hewlett-Packard Co.	121,430	3,073,393
Ingram Micro, Inc., Class A *	10,100	193,213
Jabil Circuit, Inc.	12,123	313,137
JDS Uniphase Corp. *	13,983	182,338
Juniper Networks, Inc. *	32,242	733,828
Molex, Inc.	8,840	239,564
Motorola Mobility Holdings, Inc. *	17,720	703,484
Motorola Solutions, Inc.	17,488	870,902
NCR Corp. *	9,642	209,424
NetApp, Inc. *	22,500	967,500
Polycom, Inc. *	11,110	229,422
QUALCOMM, Inc.	103,020	6,405,784
Riverbed Technology, Inc. *	9,332	265,682
SanDisk Corp. *	14,541	719,198
Seagate Technology plc	25,953	681,526
TE Connectivity Ltd.	26,476	967,698
Trimble Navigation Ltd. *	7,579	381,148
Western Digital Corp. *	14,180	556,565
Xerox Corp.	84,850	698,315

		64,801,901

Telecommunication Services 2.7%
AT&T, Inc.	364,105	11,137,972
CenturyLink, Inc.	37,370	1,504,142
Clearwire Corp., Class A *	8,922	20,521
Crown Castle International Corp. *	15,150	784,922
Frontier Communications Corp. (a)	62,658	287,600
MetroPCS Communications, Inc. *	19,096	196,689
NII Holdings, Inc. *	10,232	182,948
SBA Communications Corp., Class A *	7,101	333,250
Sprint Nextel Corp. *	182,853	451,647
Telephone & Data Systems, Inc.	6,090	153,894
United States Cellular Corp. *	1,078	46,505
Verizon Communications, Inc.	173,712	6,620,164
Windstream Corp.	35,350	427,028

		22,147,282

Transportation 1.8%
C.H. Robinson Worldwide, Inc.	10,100	668,317
CSX Corp.	64,171	1,348,233
Delta Air Lines, Inc. *	51,145	501,732
Expeditors International of Washington, Inc.	13,134	573,036
FedEx Corp.	18,180	1,636,018
Hertz Global Holdings, Inc. *	14,373	205,534
J.B. Hunt Transport Services, Inc.	6,089	311,818
Kansas City Southern *	6,626	461,037
Norfolk Southern Corp.	20,705	1,426,574
Southwest Airlines Co.	48,504	435,566
Union Pacific Corp.	29,795	3,284,899
United Continental Holdings, Inc. *	20,203	417,192
United Parcel Service, Inc., Class B	42,112	3,237,992

		14,507,948

Utilities 3.5%
AGL Resources, Inc.	7,100	283,077
Alliant Energy Corp.	6,731	287,010
Ameren Corp.	14,649	469,793
American Electric Power Co., Inc.	29,337	1,103,365
American Water Works Co., Inc.	10,624	364,191
Aqua America, Inc.	8,127	180,501
Atmos Energy Corp.	5,555	170,705
Calpine Corp. *	23,525	360,168
CenterPoint Energy, Inc.	23,866	465,148
CMS Energy Corp.	15,250	326,502
Consolidated Edison, Inc.	17,675	1,026,917
Constellation Energy Group, Inc.	11,110	402,849
Dominion Resources, Inc.	34,763	1,754,489
DTE Energy Co.	10,147	547,837
Duke Energy Corp.	80,582	1,685,775
Edison International	18,226	763,123
Entergy Corp.	10,672	711,075
Exelon Corp.	40,311	1,574,951
FirstEnergy Corp.	25,394	1,124,700
Integrys Energy Group, Inc.	4,654	242,148

40 See financial notes

 Schwab U.S. Large-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ITC Holdings Corp.	3,030	228,704
MDU Resources Group, Inc.	10,652	231,148
National Fuel Gas Co.	4,677	235,393
NextEra Energy, Inc.	26,260	1,562,733
NiSource, Inc.	16,712	401,088
Northeast Utilities	10,652	382,407
NRG Energy, Inc. *	14,731	251,900
NSTAR	6,565	307,899
NV Energy, Inc.	14,183	222,389
OGE Energy Corp.	6,072	318,659
ONEOK, Inc.	6,060	500,798
Pepco Holdings, Inc.	13,682	265,978
PG&E Corp.	24,565	1,023,869
Pinnacle West Capital Corp.	6,580	309,457
PPL Corp.	35,284	1,007,358
Progress Energy, Inc.	17,871	948,593
Public Service Enterprise Group, Inc.	31,061	956,058
Questar Corp.	10,706	205,769
SCANA Corp.	7,070	318,150
Sempra Energy	13,635	807,737
TECO Energy, Inc.	12,167	218,398
The AES Corp. *	46,885	635,761
The Southern Co.	52,520	2,320,859
UGI Corp.	6,714	189,671
Westar Energy, Inc.	6,811	187,439
Wisconsin Energy Corp.	14,140	481,891
Xcel Energy, Inc.	29,307	776,342

		29,140,772

Total Common Stock
(Cost $739,869,723)		821,597,626

Rights 0.0% of net assets

Real Estate 0.0%
Rouse Properties, Inc. *(c)(d)	861	—

Total Rights
(Cost $—)		—

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	448,033	448,033

Total Other Investment Company
(Cost $448,033)		448,033

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Institutional U.S. Government Money Market Fund	1,018,292	1,018,292

Total Collateral Invested for Securities on Loan
(Cost $1,018,292)		1,018,292

End of Collateral Invested for Securities on Loan

At 2/29/12, the tax basis cost of the fund’s investments was $740,748,305 and the unrealized appreciation and depreciation were $103,627,211 and ($22,329,857), respectively, with a net unrealized appreciation of $81,297,354.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$821,597,626	$—	$—	$821,597,626
Other Investment Company(a)	448,033	—	—	448,033
Rights(a)	—	—	—	—

Total	$822,045,659	$—	$—	$822,045,659

Other Financial Instruments
Collateral Invested for Securities on Loan	$1,018,292	$—	$—	$1,018,292

(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

See financial notes 41

 Schwab U.S. Large-Cap ETF

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $739,287,726) including securities on loan of $1,188,785		$821,176,493
Investment in affiliated issuer, at value (cost $1,030,030)		$869,166
Collateral invested for securities on loan		1,018,292
Receivables:
Dividends		1,826,406
Fund shares sold		1,638,995
Income from securities on loan		5,044
Foreign tax reclaims	+	951

Total assets		826,535,347

Liabilities

Collateral held for securities on loan		1,018,292
Payables:
Investments bought		1,626,019
Investment adviser fees	+	5,403

Total liabilities		2,649,714

Net Assets

Total assets		826,535,347
Total liabilities	−	2,649,714

Net assets		$823,885,633

Net Assets by Source
Capital received from investors		739,436,395
Net investment income not yet distributed		2,745,351
Net realized capital losses		(83,964)
Net unrealized capital gains		81,787,851

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$823,885,633		25,250,001		$32.63

42 See financial notes

 Schwab U.S. Large-Cap ETF

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Dividends (including $7,038 from affiliated issuer and net of foreign withholding tax of $15,289)		$7,761,216
Interest		246
Securities on loan	+	21,751

Total investment income		7,783,213

Expenses

Investment adviser fees		275,239

Total expenses	−	275,239

Net investment income		7,507,974

Realized and Unrealized Gains (Losses)

Net realized losses on investments (including $655 gains from affiliated issuer)		(2,688,161)
Net realized gains on in-kind redemptions	+	3,963,071

Net realized gains		1,274,910
Net unrealized gains on investments (including $98,551 gains from affiliated issuer)	+	82,931,136

Net realized and unrealized gains		84,206,046

Net increase in net assets resulting from operations		$91,714,020

See financial notes 43

 Schwab U.S. Large-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$7,507,974	$9,053,736
Net realized gains		1,274,910	14,320,204
Net unrealized gains	+	82,931,136	18,714,018

Net increase in net assets resulting from operations		91,714,020	42,087,958

Distributions to Shareholders

Distributions from net investment income		($6,840,965)	($8,109,371)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold		4,800,000	$143,652,269	12,800,000	$387,220,506
Shares Redeemed	+	(700,000)	(20,420,197)	(2,600,000)	(78,921,350)

Net transactions in fund shares		4,100,000	$123,232,072	10,200,000	$308,299,156

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		21,150,001	$615,780,506	10,950,001	$273,502,763
Total increase	+	4,100,000	208,105,127	10,200,000	342,277,743

End of period		25,250,001	$823,885,633	21,150,001	$615,780,506

Net investment income not yet distributed			$2,745,351		$2,078,342

44 See financial notes

Schwab U.S. Large-Cap Growth ETF™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	12/9/09[1]–
	2/29/12*		8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	29.44		24.21	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.27	0.15
Net realized and unrealized gains (losses)	3.90		5.20	(0.83)

Total from investment operations	4.07		5.47	(0.68)
Less distributions:
Distributions from net investment income	(0.18)		(0.24)	(0.11)

Net asset value at end of period	33.33		29.44	24.21

Total return (%)	13.93	[2]	22.57	(2.75)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[3]	0.13	0.14	[3,4]
Gross operating expenses	0.13	[3]	0.13	0.14	[3]
Net investment income (loss)	1.17	[3]	0.93	0.86	[3]
Portfolio turnover rate[5]	4	[2]	10	6	[2]
Net assets, end of period ($ x 1,000)	394,932		309,155	108,946

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended 8/31/10 is a blended rate.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 45

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	350,377,717	394,269,513
0.1%		Other Investment Company	208,246	208,246

99.9%		Total Investments	350,585,963	394,477,759
0.2%		Collateral Invested for Securities on Loan	876,527	876,527
(0	.1)%	Other Assets and Liabilities, Net		(421,800)

100.0%		Net Assets		394,932,486

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.6%
BorgWarner, Inc. *	6,636	549,726
Gentex Corp.	8,769	207,387
Johnson Controls, Inc.	40,776	1,330,521
The Goodyear Tire & Rubber Co. *	14,937	192,090
Visteon Corp. *	3,081	165,511

		2,445,235

Banks 0.5%
Fifth Third Bancorp	54,994	748,468
Hudson City Bancorp, Inc.	29,254	200,390
SunTrust Banks, Inc.	32,124	737,567
Zions Bancorp	10,960	208,240

		1,894,665

Capital Goods 7.9%
Aecom Technology Corp. *	6,199	144,747
AGCO Corp. *	5,728	295,737
AMETEK, Inc.	9,548	454,485
Caterpillar, Inc.	35,313	4,033,098
Cooper Industries plc	9,954	609,384
Cummins, Inc.	10,665	1,285,879
Danaher Corp.	34,134	1,803,299
Deere & Co.	24,885	2,063,713
Donaldson Co., Inc.	4,266	313,252
Dover Corp.	11,155	714,143
Emerson Electric Co.	44,664	2,247,046
Exelis, Inc.	10,999	115,599
Fastenal Co.	17,676	931,172
First Solar, Inc. *(a)	3,318	107,171
Flowserve Corp.	3,318	393,415
Fluor Corp.	10,428	630,685
Foster Wheeler AG *	6,985	172,041
Gardner Denver, Inc.	3,081	211,603
Goodrich Corp.	7,584	955,356
Illinois Tool Works, Inc.	24,897	1,386,514
ITT Corp.	5,499	137,200
Jacobs Engineering Group, Inc. *	7,821	361,487
Joy Global, Inc.	6,399	556,457
KBR, Inc.	8,951	325,100
Lincoln Electric Holdings, Inc.	5,051	233,306
McDermott International, Inc. *	13,987	182,670
MSC Industrial Direct Co., Class A	2,651	210,516
Navistar International Corp. *	4,357	182,035
PACCAR, Inc.	21,567	992,298
Pall Corp.	7,110	451,130
Precision Castparts Corp.	8,769	1,468,194
Quanta Services, Inc. *	12,349	258,094
Rockwell Collins, Inc.	9,243	548,017
Roper Industries, Inc.	5,748	526,057
Spirit AeroSystems Holdings, Inc., Class A *	6,823	163,479
SPX Corp.	3,318	242,679
Textron, Inc.	16,407	451,357
The Babcock & Wilcox Co. *	6,987	179,845
The Boeing Co.	39,690	2,974,765
The Timken Co.	4,740	248,376
TransDigm Group, Inc. *	2,844	337,839
URS Corp. *	4,643	202,667
W.W. Grainger, Inc.	3,555	738,480
Xylem, Inc.	10,999	285,754

		31,126,141

Commercial & Professional Services 0.8%
Copart, Inc. *	3,469	172,687
Corrections Corp. of America *	5,965	149,483
Equifax, Inc.	7,157	300,880
IHS, Inc., Class A *	3,081	291,370
Manpower, Inc.	4,858	209,234
Nielsen Holdings N.V. *	4,320	127,397
Robert Half International, Inc.	8,678	246,715
Stericycle, Inc. *	5,214	452,419
The Dun & Bradstreet Corp.	2,925	241,751
Towers Watson & Co., Class A	3,222	206,015
Verisk Analytics, Inc., Class A *	8,226	357,831
Waste Connections, Inc.	6,653	216,356

		2,972,138

Consumer Durables & Apparel 1.8%
Coach, Inc.	17,334	1,297,277
Fossil, Inc. *	3,161	385,579
Harman International Industries, Inc.	4,190	205,855
Michael Kors Holdings Ltd. *	2,370	102,502
Mohawk Industries, Inc. *	3,555	225,778
NIKE, Inc., Class B	22,752	2,455,396
NVR, Inc. *	293	202,756
PVH Corp.	3,792	322,358
Ralph Lauren Corp.	3,792	658,784
Stanley Black & Decker, Inc.	10,034	770,611
Tempur-Pedic International, Inc. *	3,905	308,495

		6,935,391

46 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 2.4%
Apollo Group, Inc., Class A *	6,986	297,883
Chipotle Mexican Grill, Inc. *	1,896	739,857
Darden Restaurants, Inc.	7,900	402,821
DeVry, Inc.	3,659	130,004
Dunkin’ Brands Group, Inc. *	2,575	74,778
Hyatt Hotels Corp., Class A *	2,404	99,550
Las Vegas Sands Corp. *	23,602	1,312,507
Marriott International, Inc., Class A	17,551	619,199
Marriott Vacations Worldwide Corp. *	1,868	46,569
MGM Resorts International *	19,010	261,768
Penn National Gaming, Inc. *	3,940	167,647
Starbucks Corp.	45,030	2,186,657
Starwood Hotels & Resorts Worldwide, Inc.	11,613	625,941
Weight Watchers International, Inc. (a)	1,896	147,850
Wynn Resorts Ltd.	5,451	646,161
Yum! Brands, Inc.	27,966	1,852,468

		9,611,660

Diversified Financials 2.2%
Affiliated Managers Group, Inc. *	3,318	353,002
BlackRock, Inc.	6,162	1,226,238
CBOE Holdings, Inc.	5,257	144,936
Discover Financial Services	32,610	978,626
E*TRADE Financial Corp. *	15,584	150,074
Franklin Resources, Inc.	9,006	1,061,717
IntercontinentalExchange, Inc. *	4,503	621,234
Leucadia National Corp.	11,797	336,097
Moody’s Corp.	11,545	445,752
MSCI, Inc., Class A *	7,195	254,559
State Street Corp.	29,500	1,245,785
T. Rowe Price Group, Inc.	15,233	938,200
The Charles Schwab Corp. (b)	61,755	857,159
The NASDAQ OMX Group, Inc. *	8,252	217,358

		8,830,737

Energy 9.9%
Alpha Natural Resources, Inc. *	13,357	247,906
Anadarko Petroleum Corp.	30,099	2,531,928
Arch Coal, Inc.	12,764	173,207
Baker Hughes, Inc.	26,070	1,310,800
Cabot Oil & Gas Corp.	12,454	434,396
Cameron International Corp. *	14,592	812,920
Cimarex Energy Co.	5,118	412,869
Cobalt International Energy, Inc. *	8,845	265,881
Concho Resources, Inc. *	6,399	683,669
CONSOL Energy, Inc.	13,538	484,931
Continental Resources, Inc. *	3,555	322,367
Denbury Resources, Inc. *	23,891	475,670
Diamond Offshore Drilling, Inc.	3,890	266,348
EOG Resources, Inc.	16,116	1,834,968
FMC Technologies, Inc. *	14,457	729,067
Halliburton Co.	55,153	2,018,048
Helmerich & Payne, Inc.	5,821	356,827
Hess Corp.	18,335	1,190,308
HollyFrontier Corp.	11,624	379,291
Kinder Morgan, Inc. (a)	5,937	209,220
Marathon Petroleum Corp.	21,287	884,475
Murphy Oil Corp.	11,850	757,689
Nabors Industries Ltd. *	17,080	372,002
National-Oilwell Varco, Inc.	25,596	2,112,438
Newfield Exploration Co. *	8,058	290,088
Noble Corp. *	15,670	629,621
Noble Energy, Inc.	10,665	1,041,437
Occidental Petroleum Corp.	48,822	5,095,552
Oceaneering International, Inc.	6,431	349,010
Patterson-UTI Energy, Inc.	9,273	180,082
Peabody Energy Corp.	16,223	565,858
Pioneer Natural Resources Co.	7,347	805,525
Plains Exploration & Production Co. *	8,367	368,734
QEP Resources, Inc.	10,502	358,538
Range Resources Corp.	9,717	618,779
Rowan Cos., Inc. *	7,516	277,115
SandRidge Energy, Inc. *	22,800	197,676
Schlumberger Ltd.	81,054	6,290,601
SM Energy Co.	3,814	300,238
Southwestern Energy Co. *	20,750	685,995
Sunoco, Inc.	6,403	247,348
Ultra Petroleum Corp. *	9,029	225,364
Weatherford International Ltd. *	44,899	717,486
Whiting Petroleum Corp. *	6,949	407,489

		38,919,761

Food & Staples Retailing 3.7%
Costco Wholesale Corp.	26,070	2,243,584
CVS Caremark Corp.	80,667	3,638,082
Wal-Mart Stores, Inc.	106,413	6,286,880
Walgreen Co.	52,657	1,746,106
Whole Foods Market, Inc.	9,480	765,415

		14,680,067

Food, Beverage & Tobacco 2.6%
Brown-Forman Corp., Class B	6,491	529,990
Bunge Ltd.	8,769	590,329
Green Mountain Coffee Roasters, Inc. *	7,179	466,420
Lorillard, Inc.	8,295	1,087,309
Monster Beverage Corp. *	9,480	542,161
PepsiCo, Inc.	94,326	5,936,878
Post Holdings, Inc. *	1,659	51,661
Ralcorp Holdings, Inc. *	3,318	247,523
Sara Lee Corp.	35,098	710,735

		10,163,006

Health Care Equipment & Services 6.9%
Aetna, Inc.	21,719	1,015,580
AmerisourceBergen Corp.	16,150	603,203
Baxter International, Inc.	34,365	1,997,637
Becton, Dickinson & Co.	12,324	939,335
C.R. Bard, Inc.	5,214	488,135
CareFusion Corp. *	13,283	342,834
Cerner Corp. *	8,532	629,918
Coventry Health Care, Inc. *	8,876	290,156
Covidien plc	29,625	1,547,906
DaVita, Inc. *	5,688	492,296
DENTSPLY International, Inc.	8,554	330,869
Edwards Lifesciences Corp. *	6,873	502,623

See financial notes 47

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Express Scripts, Inc. *	27,149	1,447,856
Gen-Probe, Inc. *	2,946	201,153
HCA Holdings, Inc.	9,932	264,886
Henry Schein, Inc. *	5,487	406,148
Hologic, Inc. *	15,719	325,855
Hospira, Inc. *	9,876	351,783
IDEXX Laboratories, Inc. *	3,404	291,893
Intuitive Surgical, Inc. *	2,370	1,212,539
Laboratory Corp. of America Holdings *	6,162	553,902
McKesson Corp.	14,768	1,233,276
Medco Health Solutions, Inc. *	23,116	1,562,410
Medtronic, Inc.	63,646	2,426,186
Patterson Cos., Inc.	6,025	192,318
Quest Diagnostics, Inc.	9,480	550,314
ResMed, Inc. *	9,006	263,876
St. Jude Medical, Inc.	19,565	824,078
Stryker Corp.	17,607	944,440
UnitedHealth Group, Inc.	64,938	3,620,294
Universal Health Services, Inc., Class B	5,458	243,481
Varian Medical Systems, Inc. *	7,110	463,928
Zimmer Holdings, Inc. *	11,451	695,648

		27,256,756

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	8,568	409,036
Colgate-Palmolive Co.	26,843	2,501,231
Energizer Holdings, Inc. *	4,266	326,135
Herbalife Ltd.	7,018	464,662
Mead Johnson Nutrition Co.	12,324	958,191
The Estee Lauder Cos., Inc., Class A	14,220	832,439

		5,491,694

Insurance 2.7%
Alleghany Corp. *(a)	493	160,047
Berkshire Hathaway, Inc., Class B *	115,182	9,036,028
Erie Indemnity Co., Class A	1,659	126,266
Markel Corp. *	569	232,124
RenaissanceRe Holdings Ltd.	3,103	223,292
The Progressive Corp.	36,266	776,818
White Mountains Insurance Group Ltd.	363	180,128

		10,734,703

Materials 4.9%
Airgas, Inc.	4,029	331,708
Albemarle Corp.	5,340	355,217
Alcoa, Inc.	63,730	648,134
Allegheny Technologies, Inc.	6,291	275,986
Allied Nevada Gold Corp. *	4,769	164,101
AptarGroup, Inc.	3,707	195,655
Ashland, Inc.	4,503	286,211
Ball Corp.	9,803	392,904
CF Industries Holdings, Inc.	4,266	793,476
Cliffs Natural Resources, Inc.	8,769	556,656
Crown Holdings, Inc. *	9,255	342,157
Ecolab, Inc.	16,231	973,860
FMC Corp.	4,266	422,206
Freeport-McMoRan Copper & Gold, Inc.	56,439	2,402,044
Huntsman Corp.	11,166	152,528
LyondellBasell Industries N.V., Class A	20,343	878,411
Martin Marietta Materials, Inc. (a)	2,710	232,708
Molycorp, Inc. *(a)	3,625	89,538
Monsanto Co.	32,071	2,481,654
Newmont Mining Corp.	28,995	1,722,303
Nucor Corp.	17,091	743,971
Praxair, Inc.	18,249	1,989,141
Reliance Steel & Aluminum Co.	4,370	234,756
Rockwood Holdings, Inc. *	4,030	214,598
Royal Gold, Inc.	3,318	230,435
Sigma-Aldrich Corp.	6,212	445,960
Steel Dynamics, Inc.	12,949	191,775
The Mosaic Co.	16,948	978,747
The Scotts Miracle-Gro Co., Class A (a)	2,610	122,252
United States Steel Corp. (a)	8,593	233,901
Valhi, Inc.	320	18,352
Walter Energy, Inc.	3,792	245,835

		19,347,180

Media 3.6%
AMC Networks, Inc., Class A *	3,441	156,187
Charter Communications, Inc., Class A *	2,249	142,609
Clear Channel Outdoor Holdings, Inc., Class A *	2,506	33,154
Comcast Corp., Class A	165,971	4,876,228
DIRECTV, Class A *	44,272	2,050,679
Discovery Communications, Inc., Series A *	15,835	738,703
DISH Network Corp., Class A	12,366	360,716
John Wiley & Sons, Inc., Class A	3,138	142,465
Liberty Global, Inc., Series A *	16,236	814,722
Liberty Media Corp. - Liberty Capital, Series A *	7,110	639,118
Scripps Networks Interactive, Class A	5,688	257,098
Sirius XM Radio, Inc. *	235,815	532,942
The Washington Post Co., Class B	287	113,049
Time Warner Cable, Inc.	19,197	1,523,090
Viacom, Inc., Class B	31,995	1,523,602
Virgin Media, Inc.	18,048	454,810

		14,359,172

Pharmaceuticals, Biotechnology & Life Sciences 4.7%
Alexion Pharmaceuticals, Inc. *	11,139	932,668
Allergan, Inc.	18,486	1,656,161
Amgen, Inc.	52,614	3,575,121
Biogen Idec, Inc. *	14,694	1,711,410
Celgene Corp. *	27,520	2,017,904
Covance, Inc. *	3,792	180,992
Endo Pharmaceuticals Holdings, Inc. *	6,912	256,228
Gilead Sciences, Inc. *	45,057	2,050,094
Human Genome Sciences, Inc. *	11,912	93,867
Illumina, Inc. *	7,382	378,328
Life Technologies Corp. *	10,741	508,157
Mettler-Toledo International, Inc. *	2,133	384,537
Mylan, Inc. *	25,553	598,962

48 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PerkinElmer, Inc.	6,989	188,703
Perrigo Co.	5,062	521,690
Regeneron Pharmaceuticals, Inc. *	4,349	455,732
Techne Corp.	2,133	152,701
Thermo Fisher Scientific, Inc. *	22,991	1,301,750
United Therapeutics Corp. *	3,318	158,368
Vertex Pharmaceuticals, Inc. *	12,361	481,090
Warner Chilcott plc, Class A *	10,344	173,055
Waters Corp. *	5,476	490,650
Watson Pharmaceuticals, Inc. *	7,624	444,632

		18,712,800

Real Estate 2.4%
Alexandria Real Estate Equities, Inc.	3,669	263,031
American Tower Corp.	23,567	1,474,823
AvalonBay Communities, Inc.	5,688	737,563
Boston Properties, Inc.	8,769	890,492
CBRE Group, Inc. *	17,631	323,176
Digital Realty Trust, Inc.	6,285	455,662
Essex Property Trust, Inc.	2,133	298,599
Federal Realty Investment Trust	3,792	361,567
Jones Lang LaSalle, Inc.	2,607	212,236
Public Storage	8,532	1,143,885
Simon Property Group, Inc.	17,775	2,408,157
SL Green Realty Corp.	5,067	385,345
The Macerich Co.	7,834	422,958

		9,377,494

Retailing 5.7%
Advance Auto Parts, Inc.	4,503	384,421
Amazon.com, Inc. *	21,330	3,832,788
AutoZone, Inc. *	1,896	710,014
Bed Bath & Beyond, Inc. *	14,931	891,978
Best Buy Co., Inc.	17,696	437,091
CarMax, Inc. *	13,746	421,865
Dick’s Sporting Goods, Inc.	5,373	240,495
Dollar General Corp. *	7,356	309,393
Dollar Tree, Inc. *	7,347	650,283
Family Dollar Stores, Inc.	6,642	358,602
GameStop Corp., Class A (a)	8,223	187,320
Groupon, Inc. *(a)	1,901	37,478
Guess?, Inc.	4,029	139,605
Kohl’s Corp.	15,232	756,726
Liberty Interactive Corp., Series A *	36,089	677,030
LKQ Corp. *	8,732	278,201
Lowe’s Cos., Inc.	75,615	2,145,954
Netflix, Inc. *	3,318	367,402
Nordstrom, Inc.	9,886	530,087
O’Reilly Automotive, Inc. *	7,821	676,516
PetSmart, Inc.	6,762	376,914
Priceline.com, Inc. *	3,081	1,931,849
Ross Stores, Inc.	14,220	758,353
Sears Holdings Corp. *(a)	2,757	192,053
Target Corp.	36,807	2,086,589
The Sherwin-Williams Co.	5,264	542,982
The TJX Cos., Inc.	45,228	1,655,797
Tiffany & Co.	7,655	497,651
Tractor Supply Co.	4,283	366,068
Urban Outfitters, Inc. *	7,283	206,764

		22,648,269

Semiconductors & Semiconductor Equipment 1.2%
Altera Corp.	19,437	747,352
Atmel Corp. *	25,961	262,466
Broadcom Corp., Class A *	28,046	1,041,909
Cree, Inc. *	6,949	210,485
Lam Research Corp. *	7,393	308,288
Marvell Technology Group Ltd. *	31,119	466,785
NVIDIA Corp. *	35,688	540,673
ON Semiconductor Corp. *	26,638	241,607
Skyworks Solutions, Inc. *	11,106	299,529
Xilinx, Inc.	15,905	587,372

		4,706,466

Software & Services 14.5%
Accenture plc, Class A	41,712	2,483,532
Activision Blizzard, Inc.	25,393	303,446
Adobe Systems, Inc. *	29,521	970,946
Akamai Technologies, Inc. *	11,161	401,796
Alliance Data Systems Corp. *	3,081	373,910
ANSYS, Inc. *	5,464	345,216
Autodesk, Inc. *	13,616	515,366
Automatic Data Processing, Inc.	29,531	1,604,124
BMC Software, Inc. *	10,208	382,187
Broadridge Financial Solutions, Inc.	7,232	176,027
CA, Inc.	22,185	599,661
Citrix Systems, Inc. *	11,254	841,124
Cognizant Technology Solutions Corp., Class A *	18,249	1,294,767
eBay, Inc. *	66,435	2,374,387
Electronic Arts, Inc. *	20,043	327,302
Equinix, Inc. *	2,844	398,672
FactSet Research Systems, Inc.	2,457	214,742
Fidelity National Information Services, Inc.	15,469	490,831
Fiserv, Inc. *	8,532	565,672
Genpact Ltd. *	6,266	100,381
Global Payments, Inc.	4,811	248,344
Google, Inc., Class A *	15,013	9,281,787
IAC/InterActiveCorp	4,420	201,552
Informatica Corp. *	6,330	311,183
Intuit, Inc.	16,371	946,899
LinkedIn Corp., Class A *	990	86,001
MasterCard, Inc., Class A	6,181	2,596,020
Microsoft Corp.	450,063	14,285,000
Nuance Communications, Inc. *	13,655	353,938
Oracle Corp.	234,393	6,860,683
Rackspace Hosting, Inc. *	6,458	337,366
Red Hat, Inc. *	11,559	571,708
Rovi Corp. *	6,576	233,316
Salesforce.com, Inc. *	7,347	1,051,796
Solera Holdings, Inc.	4,199	201,552
Symantec Corp. *	44,339	791,008
TIBCO Software, Inc. *	9,954	288,367
Visa, Inc., Class A	29,151	3,392,302
VMware, Inc., Class A *	3,866	382,309
Zynga, Inc. *(a)	5,925	78,032

		57,263,252

See financial notes 49

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 15.3%
Acme Packet, Inc. *	3,255	99,212
Agilent Technologies, Inc. *	20,697	902,803
Amphenol Corp., Class A	9,954	557,026
Apple, Inc. *	55,812	30,274,661
Arrow Electronics, Inc. *	6,697	268,885
Cisco Systems, Inc.	323,742	6,435,991
Corning, Inc.	93,822	1,223,439
Dell, Inc. *	96,423	1,668,118
Dolby Laboratories, Inc., Class A *	3,151	119,959
EMC Corp. *	122,367	3,388,342
F5 Networks, Inc. *	4,977	621,926
FLIR Systems, Inc.	9,489	248,327
Harris Corp.	6,940	302,792
Hewlett-Packard Co.	119,176	3,016,345
Ingram Micro, Inc., Class A *	9,185	175,709
JDS Uniphase Corp. *	13,746	179,248
Juniper Networks, Inc. *	31,659	720,559
Motorola Mobility Holdings, Inc. *	17,645	700,506
NCR Corp. *	9,640	209,381
NetApp, Inc. *	22,122	951,246
Polycom, Inc. *	10,326	213,232
QUALCOMM, Inc.	100,962	6,277,817
Riverbed Technology, Inc. *	9,208	262,152
Teradata Corp. *	10,191	678,211
Trimble Navigation Ltd. *	7,584	381,399
Western Digital Corp. *	13,804	541,807

		60,419,093

Telecommunication Services 0.4%
Clearwire Corp., Class A *	6,776	15,585
Crown Castle International Corp. *	14,596	756,219
MetroPCS Communications, Inc. *	18,908	194,753
NII Holdings, Inc. *	10,148	181,446
SBA Communications Corp., Class A *	6,684	313,680
United States Cellular Corp. *	867	37,402

		1,499,085

Transportation 3.1%
C.H. Robinson Worldwide, Inc.	9,837	650,914
CSX Corp.	62,969	1,322,979
Delta Air Lines, Inc. *	50,691	497,279
Expeditors International of Washington, Inc.	13,035	568,717
FedEx Corp.	17,631	1,586,614
Hertz Global Holdings, Inc. *	14,171	202,645
J.B. Hunt Transport Services, Inc.	5,801	297,069
Kansas City Southern *	6,636	461,733
Southwest Airlines Co.	46,701	419,375
Union Pacific Corp.	29,151	3,213,898
United Parcel Service, Inc., Class B	41,712	3,207,235

		12,428,458

Utilities 0.6%
Calpine Corp. *	23,098	353,630
EQT Corp.	8,931	473,521
ITC Holdings Corp.	3,318	250,443
NRG Energy, Inc. *	14,801	253,097
ONEOK, Inc.	5,925	489,642
The AES Corp. *	46,162	625,957

		2,446,290

Total Common Stock
(Cost $350,377,717)		394,269,513

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	208,246	208,246

Total Other Investment Company
(Cost $208,246)		208,246

End of Investments

Collateral Invested for Securities on Loan 0.2% of net assets

State Street Institutional U.S. Government Money Market Fund	876,527	876,527

Total Collateral Invested for Securities on Loan
(Cost $876,527)		876,527

End of Collateral Invested for Securities on Loan

At 2/29/12, the tax basis cost of the fund’s investments was $350,806,215 and the unrealized appreciation and depreciation were $55,197,226 and ($11,525,682), respectively, with a net unrealized appreciation of $43,671,544.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is affiliated with the fund’s adviser.

50 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$394,269,513	$—	$—	$394,269,513
Other Investment Company(a)	208,246	—	—	208,246

Total	$394,477,759	$—	$—	$394,477,759

Other Financial Instruments
Collateral Invested for Securities on Loan	$876,527	$—	$—	$876,527

(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

See financial notes 51

 Schwab U.S. Large-Cap Growth ETF

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $349,572,529) including securities on loan of $896,096		$393,620,600
Investment in affiliated issuer, at value (cost $1,013,434)		$857,159
Collateral invested for securities on loan		876,527
Receivables:
Dividends		454,426
Income from securities on loan	+	4,522

Total assets		395,813,234

Liabilities

Collateral held for securities on loan		876,527
Payables:
Investment adviser fees	+	4,221

Total liabilities		880,748

Net Assets

Total assets		395,813,234
Total liabilities	−	880,748

Net assets		$394,932,486

Net Assets by Source
Capital received from investors		346,493,793
Net investment income not yet distributed		630,887
Net realized capital gains		3,904,992
Net unrealized capital gains		43,902,814

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$394,932,486		11,850,001		$33.33

52 See financial notes

 Schwab U.S. Large-Cap Growth ETF

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Dividends (including $7,067 from affiliated issuer and net of foreign withholding tax of $13,206)		$2,137,133
Interest		98
Securities on loan	+	18,962

Total investment income		2,156,193

Expenses

Investment adviser fees		215,554

Total expenses	−	215,554

Net investment income		1,940,639

Realized and Unrealized Gains (Losses)

Net realized losses on investments (including $51 gains from affiliated issuer)		(1,678,227)
Net realized gains on in-kind redemptions	+	7,514,883

Net realized gains		5,836,656
Net unrealized gains on investments (including $95,030 gains from affiliated issuer)	+	37,788,324

Net realized and unrealized gains		43,624,980

Net increase in net assets resulting from operations		$45,565,619

See financial notes 53

 Schwab U.S. Large-Cap Growth ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$1,940,639	$2,375,687
Net realized gains		5,836,656	4,511,853
Net unrealized gains	+	37,788,324	13,838,390

Net increase in net assets resulting from operations		45,565,619	20,725,930

Distributions to Shareholders

Distributions from net investment income		($1,980,565)	($1,857,920)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,550,000	$77,832,882	7,100,000	$214,473,454
Shares Redeemed	+	(1,200,000)	(35,640,197)	(1,100,000)	(33,132,421)

Net transactions in fund shares		1,350,000	$42,192,685	6,000,000	$181,341,033

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,500,001	$309,154,747	4,500,001	$108,945,704
Total increase	+	1,350,000	85,777,739	6,000,000	200,209,043

End of period		11,850,001	$394,932,486	10,500,001	$309,154,747

Net investment income not yet distributed			$630,887		$670,813

54 See financial notes

Schwab U.S. Large-Cap Value ETF™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	12/9/09[1]–
	2/29/12*		8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	27.34		24.36	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.41		0.70	0.47
Net realized and unrealized gains (losses)	2.97		2.99	(0.78)

Total from investment operations	3.38		3.69	(0.31)
Less distributions:
Distributions from net investment income	(0.39)		(0.71)	(0.33)

Net asset value at end of period	30.33		27.34	24.36

Total return (%)	12.55	[2]	15.12	(1.29)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[3]	0.13	0.14	[3,4]
Gross operating expenses	0.13	[3]	0.13	0.14	[3]
Net investment income (loss)	3.04	[3]	2.68	2.98	[3]
Portfolio turnover rate[5]	5	[2]	7	5	[2]
Net assets, end of period ($ x 1,000)	306,324		241,994	84,052

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended 8/31/10 is a blended rate.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 55

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	281,111,776	305,227,306
0.0%	Rights	—	—
0.0%	Other Investment Company	107,655	107,655

99.7%	Total Investments	281,219,431	305,334,961
0.0%	Collateral Invested for Securities on Loan	88,713	88,713
0.3%	Other Assets and Liabilities, Net		900,325

100.0%	Net Assets		306,323,999

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.2%
Ford Motor Co.	169,074	2,093,136
General Motors Co. *	25,654	667,517
Harley-Davidson, Inc.	10,504	489,276
Lear Corp.	4,646	210,046
TRW Automotive Holdings Corp. *	4,646	212,508

		3,672,483

Banks 4.7%
BB&T Corp.	30,718	898,502
BOK Financial Corp.	1,163	62,430
City National Corp.	2,222	104,434
Comerica, Inc.	8,888	263,885
Commerce Bancshares, Inc.	3,636	140,386
Cullen/Frost Bankers, Inc.	2,626	148,316
First Republic Bank *	3,466	103,945
Huntington Bancshares, Inc.	38,178	223,150
KeyCorp	42,438	343,748
M&T Bank Corp.	5,656	461,643
New York Community Bancorp, Inc.	19,464	253,227
People’s United Financial, Inc.	16,023	201,729
PNC Financial Services Group, Inc.	23,432	1,394,673
Regions Financial Corp.	55,613	320,331
TFS Financial Corp. *	4,444	41,551
U.S. Bancorp	85,244	2,506,174
Wells Fargo & Co.	222,806	6,971,600

		14,439,724

Capital Goods 8.0%
3M Co.	28,684	2,512,718
Eaton Corp.	14,955	780,501
Fortune Brands Home & Security, Inc. *	6,681	129,211
General Dynamics Corp.	13,332	976,302
General Electric Co.	471,872	8,989,162
Honeywell International, Inc.	31,916	1,901,236
Hubbell, Inc., Class B	2,626	197,528
Ingersoll-Rand plc	13,865	552,936
L-3 Communications Holdings, Inc.	4,848	340,572
Lockheed Martin Corp.	11,514	1,017,953
Masco Corp.	16,021	190,329
Northrop Grumman Corp.	10,908	652,407
Owens Corning, Inc. *	5,080	160,782
Parker Hannifin Corp.	6,716	603,164
Pentair, Inc.	4,447	171,210
Raytheon Co.	15,378	776,897
Rockwell Automation, Inc.	6,464	516,991
Tyco International Ltd.	20,806	1,078,167
United Technologies Corp.	35,350	2,964,804

		24,512,870

Commercial & Professional Services 0.6%
Avery Dennison Corp.	4,848	147,864
Cintas Corp.	5,050	194,728
Covanta Holding Corp.	5,454	89,064
Iron Mountain, Inc.	7,528	233,744
Pitney Bowes, Inc.	8,302	150,515
R.R. Donnelley & Sons Co. (a)	8,484	117,249
Republic Services, Inc.	13,479	402,079
Waste Management, Inc.	17,795	622,469

		1,957,712

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	12,322	176,698
Garmin Ltd. (a)	5,470	258,129
Hasbro, Inc.	5,454	192,635
Leggett & Platt, Inc.	6,464	146,280
Lennar Corp., Class A	7,328	171,329
Mattel, Inc.	15,150	491,466
Newell Rubbermaid, Inc.	12,963	237,223
Toll Brothers, Inc. *	6,630	155,540
Tupperware Brands Corp.	2,629	164,812
VF Corp.	3,838	560,540
Whirlpool Corp.	3,439	259,885

		2,814,537

Consumer Services 2.0%
Carnival Corp.	17,813	539,556
H&R Block, Inc.	13,534	220,604
International Game Technology	13,332	200,247
McDonald’s Corp.	46,056	4,572,440
Royal Caribbean Cruises Ltd.	6,060	172,649
Wyndham Worldwide Corp.	6,868	302,123

		6,007,619

Diversified Financials 8.8%
American Express Co.	45,854	2,425,218
Ameriprise Financial, Inc.	10,100	563,176

56 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bank of America Corp.	449,248	3,580,507
Capital One Financial Corp.	20,402	1,032,341
CIT Group, Inc. *	8,919	363,092
Citigroup, Inc.	129,280	4,307,610
CME Group, Inc.	2,836	820,994
Eaton Vance Corp.	5,454	157,130
Invesco Ltd.	19,796	490,347
Jefferies Group, Inc.	6,308	105,470
JPMorgan Chase & Co.	169,478	6,650,317
Legg Mason, Inc.	6,060	165,983
LPL Investment Holdings, Inc. *	1,818	61,994
Morgan Stanley	59,299	1,099,403
Northern Trust Corp.	9,696	430,599
NYSE Euronext	11,514	342,772
Raymond James Financial, Inc.	4,445	157,220
SEI Investments Co.	6,467	127,723
SLM Corp.	22,826	359,738
TD Ameritrade Holding Corp.	10,100	188,567
The Bank of New York Mellon Corp.	55,092	1,218,084
The Goldman Sachs Group, Inc.	18,988	2,186,278

		26,834,563

Energy 13.5%
Apache Corp.	17,170	1,853,158
Chesapeake Energy Corp.	29,256	731,400
Chevron Corp.	89,688	9,786,755
ConocoPhillips	55,146	4,221,426
Devon Energy Corp.	17,574	1,288,350
El Paso Corp.	34,138	949,378
EXCO Resources, Inc. (a)	6,868	48,969
Exxon Mobil Corp.	214,120	18,521,380
Forest Oil Corp. *	5,086	65,762
Marathon Oil Corp.	31,551	1,069,263
Southern Union Co.	5,252	230,773
Spectra Energy Corp.	28,886	906,443
The Williams Cos., Inc.	25,856	772,577
Tidewater, Inc.	2,222	132,209
Valero Energy Corp.	25,250	618,372
WPX Energy, Inc. *	8,605	156,267

		41,352,482

Food & Staples Retailing 0.6%
Safeway, Inc.	15,362	329,515
Sysco Corp.	26,462	778,512
The Kroger Co.	24,846	591,086

		1,699,113

Food, Beverage & Tobacco 8.7%
Altria Group, Inc.	92,920	2,796,892
Archer-Daniels-Midland Co.	27,270	850,824
Beam, Inc.	6,807	374,930
Campbell Soup Co.	8,888	296,148
Coca-Cola Enterprises, Inc.	13,851	400,294
ConAgra Foods, Inc.	18,382	482,527
Constellation Brands, Inc., Class A *	8,484	185,291
Corn Products International, Inc.	3,434	196,940
Dr. Pepper Snapple Group, Inc.	9,519	362,198
General Mills, Inc.	26,866	1,029,236
H.J. Heinz Co.	14,342	755,967
Hormel Foods Corp.	6,464	184,030
Kellogg Co.	10,908	571,034
Kraft Foods, Inc., Class A	73,326	2,791,521
McCormick & Co., Inc.	5,871	296,192
Molson Coors Brewing Co., Class B	6,889	302,703
Philip Morris International, Inc.	78,376	6,545,963
Reynolds American, Inc.	14,948	626,770
Smithfield Foods, Inc. *	6,868	160,917
The Coca-Cola Co.	93,122	6,505,503
The Hershey Co.	7,070	429,149
The J.M. Smucker Co.	5,050	380,366
Tyson Foods, Inc., Class A	12,928	244,468

		26,769,863

Health Care Equipment & Services 1.1%
Boston Scientific Corp. *	65,823	409,419
Cardinal Health, Inc.	15,352	637,876
CIGNA Corp.	12,726	561,344
Humana, Inc.	7,272	633,391
Omnicare, Inc.	5,078	178,644
WellPoint, Inc.	15,554	1,020,809

		3,441,483

Household & Personal Products 3.4%
Avon Products, Inc.	19,190	358,661
Kimberly-Clark Corp.	17,446	1,271,465
The Clorox Co.	5,918	400,116
The Procter & Gamble Co.	122,816	8,292,536

		10,322,778

Insurance 4.9%
ACE Ltd.	15,150	1,086,406
Aflac, Inc.	21,210	1,002,172
Allied World Assurance Co. Holdings AG	1,621	106,937
American Financial Group, Inc.	3,859	144,520
American International Group, Inc. *	19,190	560,732
Aon Corp.	14,544	680,805
Arch Capital Group Ltd. *	5,886	218,076
Assurant, Inc.	4,242	180,158
Assured Guaranty Ltd.	7,752	130,234
Axis Capital Holdings Ltd.	5,858	180,719
Brown & Brown, Inc.	5,252	124,105
Cincinnati Financial Corp.	6,667	234,478
CNA Financial Corp.	1,414	39,889
Everest Re Group Ltd.	2,020	177,457
Fidelity National Financial, Inc., Class A	9,736	168,043
Genworth Financial, Inc., Class A *	21,836	198,489
Hartford Financial Services Group, Inc.	19,594	405,792
HCC Insurance Holdings, Inc.	5,050	154,227
Lincoln National Corp.	13,535	336,209
Loews Corp.	15,352	600,877
Marsh & McLennan Cos., Inc.	24,038	749,986
MetLife, Inc.	36,562	1,409,465
Old Republic International Corp.	11,202	121,654
PartnerRe Ltd.	3,030	192,223
Principal Financial Group, Inc.	13,130	363,176
Prudential Financial, Inc.	21,614	1,321,912

See financial notes 57

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Reinsurance Group of America, Inc.	3,274	188,812
The Allstate Corp.	21,115	663,644
The Chubb Corp.	12,354	839,578
The Travelers Cos., Inc.	18,382	1,065,605
Torchmark Corp.	4,668	226,118
Transatlantic Holdings, Inc.	2,828	171,377
Unum Group	12,989	299,396
Validus Holdings Ltd.	3,232	98,544
W.R. Berkley Corp.	4,982	178,107
XL Group plc	14,221	295,797

		14,915,719

Materials 2.9%
Air Products & Chemicals, Inc.	8,888	802,053
Bemis Co., Inc.	4,646	145,745
Celanese Corp., Series A	6,872	326,901
E.I. du Pont de Nemours & Co.	41,612	2,115,970
Eastman Chemical Co.	5,747	311,085
International Flavors & Fragrances, Inc.	3,636	207,361
International Paper Co.	17,978	631,927
MeadWestvaco Corp.	7,676	232,429
Owens-Illinois, Inc. *	7,474	178,629
PPG Industries, Inc.	7,070	645,138
Sealed Air Corp.	8,484	166,541
Sonoco Products Co.	4,447	146,040
Southern Copper Corp.	7,757	249,475
The Dow Chemical Co.	52,924	1,773,483
The Valspar Corp.	3,838	177,891
Titanium Metals Corp.	3,646	53,450
Vulcan Materials Co.	5,257	234,252
Weyerhaeuser Co.	23,836	497,934

		8,896,304

Media 3.1%
Cablevision Systems Corp., Class A	10,504	149,472
CBS Corp., Class B	27,876	833,492
Gannett Co., Inc.	10,998	163,210
News Corp., Class A	103,424	2,055,035
Omnicom Group, Inc.	12,322	609,200
The Interpublic Group of Cos., Inc.	20,487	240,108
The McGraw-Hill Cos., Inc.	13,026	606,230
The Walt Disney Co.	76,962	3,231,634
Time Warner, Inc.	44,484	1,655,250

		9,543,631

Pharmaceuticals, Biotechnology & Life Sciences 9.4%
Abbott Laboratories	69,488	3,933,716
Bristol-Myers Squibb Co.	76,558	2,462,871
Eli Lilly & Co.	43,632	1,712,120
Forest Laboratories, Inc. *	11,312	367,866
Johnson & Johnson	122,008	7,940,281
Merck & Co., Inc.	136,956	5,227,610
Pfizer, Inc.	343,602	7,250,002

		28,894,466

Real Estate 2.8%
American Capital Agency Corp.	9,696	297,764
Annaly Capital Management, Inc.	43,228	718,449
BRE Properties, Inc.	3,434	166,309
Brookfield Office Properties, Inc.	11,514	200,919
Camden Property Trust	3,232	200,384
Chimera Investment Corp.	44,688	137,192
DDR Corp.	10,100	142,713
Equity Residential	13,130	746,966
General Growth Properties, Inc.	17,074	277,794
HCP, Inc.	18,180	718,110
Health Care REIT, Inc.	8,484	461,869
Host Hotels & Resorts, Inc.	31,363	494,908
Kimco Realty Corp.	18,180	334,149
Liberty Property Trust	5,071	172,008
Piedmont Office Realty Trust, Inc., Class A	7,694	135,568
Plum Creek Timber Co., Inc.	7,272	284,772
ProLogis, Inc.	20,402	686,731
Rayonier, Inc.	5,454	242,812
Realty Income Corp.	5,908	217,946
Regency Centers Corp.	4,040	172,872
Rouse Properties, Inc. *	638	9,334
UDR, Inc.	9,898	247,648
Ventas, Inc.	12,928	722,934
Vornado Realty Trust	8,282	676,888

		8,467,039

Retailing 2.2%
Abercrombie & Fitch Co., Class A	3,911	179,085
American Eagle Outfitters, Inc.	8,490	123,445
AutoNation, Inc. *	1,542	52,551
Expedia, Inc.	4,444	151,318
Genuine Parts Co.	7,070	443,148
J.C. Penney Co., Inc.	6,666	263,974
Limited Brands, Inc.	11,314	526,440
Macy’s, Inc.	18,988	720,974
Staples, Inc.	31,512	461,966
The Gap, Inc.	11,341	264,926
The Home Depot, Inc.	68,680	3,267,107
TripAdvisor, Inc. *	4,444	143,230

		6,598,164

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. *	24,867	182,772
Analog Devices, Inc.	13,130	514,827
Applied Materials, Inc.	58,689	718,353
Intel Corp.	226,846	6,097,621
KLA-Tencor Corp.	7,474	361,742
Linear Technology Corp.	9,494	317,859
LSI Corp. *	24,851	213,719
Maxim Integrated Products, Inc.	13,130	366,196
Microchip Technology, Inc.	8,484	306,018
Micron Technology, Inc. *	38,380	328,149
Texas Instruments, Inc.	50,764	1,692,979

		11,100,235

Software & Services 0.9%
Computer Sciences Corp.	6,868	218,128
Paychex, Inc.	14,544	455,227
SAIC, Inc. *	15,156	185,206
Synopsys, Inc. *	6,464	196,958

58 See financial notes

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Total System Services, Inc.	8,686	190,050
VeriSign, Inc.	7,071	261,273
Western Union Co.	27,508	480,565
Yahoo!, Inc. *	52,924	784,863

		2,772,270

Technology Hardware & Equipment 4.5%
Avnet, Inc. *	6,580	235,169
International Business Machines Corp.	52,722	10,371,999
Jabil Circuit, Inc.	8,701	224,747
Molex, Inc.	6,666	180,649
Motorola Solutions, Inc.	12,735	634,203
SanDisk Corp. *	10,504	519,528
Seagate Technology plc	18,630	489,224
TE Connectivity Ltd.	19,190	701,394
Xerox Corp.	61,633	507,239

		13,864,152

Telecommunication Services 4.9%
AT&T, Inc.	264,822	8,100,905
CenturyLink, Inc.	27,270	1,097,617
Frontier Communications Corp. (a)	44,305	203,360
Sprint Nextel Corp. *	131,255	324,200
Telephone & Data Systems, Inc.	4,607	116,419
Verizon Communications, Inc.	126,856	4,834,482
Windstream Corp.	25,452	307,460

		14,984,443

Transportation 0.5%
Norfolk Southern Corp.	15,150	1,043,835
United Continental Holdings, Inc. *	14,746	304,505

		1,348,340

Utilities 6.5%
AGL Resources, Inc.	5,050	201,344
Alliant Energy Corp.	4,848	206,719
Ameren Corp.	10,706	343,341
American Electric Power Co., Inc.	21,412	805,305
American Water Works Co., Inc.	7,878	270,058
Aqua America, Inc.	6,288	139,657
Atmos Energy Corp.	3,838	117,942
CenterPoint Energy, Inc.	17,574	342,517
CMS Energy Corp.	11,312	242,190
Consolidated Edison, Inc.	13,130	762,853
Constellation Energy Group, Inc.	7,878	285,656
Dominion Resources, Inc.	25,452	1,284,562
DTE Energy Co.	7,491	404,439
Duke Energy Corp.	58,587	1,225,640
Edison International	13,332	558,211
Energen Corp.	3,232	172,039
Entergy Corp.	7,878	524,911
Exelon Corp.	29,318	1,145,454
FirstEnergy Corp.	18,584	823,085
Integrys Energy Group, Inc.	3,439	178,931
MDU Resources Group, Inc.	7,878	170,953
National Fuel Gas Co.	3,458	174,041
NextEra Energy, Inc.	18,786	1,117,955
NiSource, Inc.	12,524	300,576
Northeast Utilities	7,686	275,927
NSTAR	4,646	217,897
NV Energy, Inc.	10,504	164,703
OGE Energy Corp.	4,309	226,136
Pepco Holdings, Inc.	10,109	196,519
PG&E Corp.	17,978	749,323
Pinnacle West Capital Corp.	4,848	228,001
PPL Corp.	25,654	732,422
Progress Energy, Inc.	12,928	686,218
Public Service Enterprise Group, Inc.	22,624	696,367
Questar Corp.	7,945	152,703
SCANA Corp.	5,252	236,340
Sempra Energy	9,898	586,358
TECO Energy, Inc.	9,090	163,166
The Southern Co.	38,380	1,696,012
UGI Corp.	5,050	142,663
Westar Energy, Inc.	5,252	144,535
Wisconsin Energy Corp.	10,302	351,092
Xcel Energy, Inc.	21,614	572,555

		20,017,316

Total Common Stock
(Cost $281,111,776)		305,227,306

Rights 0.0% of net assets

Real Estate 0.0%
Rouse Properties, Inc. *(b)(c)	626	—

Total Rights
(Cost $—)		—

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	107,655	107,655

Total Other Investment Company
(Cost $107,655)		107,655

End of Investments

Collateral Invested for Securities on Loan 0.0% of net assets

State Street Institutional U.S. Government Money Market Fund	88,713	88,713

Total Collateral Invested for Securities on Loan
(Cost $88,713)		88,713

End of Collateral Invested for Securities on Loan

See financial notes 59

 Schwab U.S. Large-Cap Value ETF

Portfolio Holdings (Unaudited) continued

At 2/29/12, the tax basis cost of the fund’s investments was $281,504,877 and the unrealized appreciation and depreciation were $30,967,482 and ($7,137,398), respectively, with a net unrealized appreciation $23,830,084.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$305,227,306	$—	$—	$305,227,306
Rights(a)	—	—	—	—
Other Investment Company(a)	107,655	—	—	107,655

Total	$305,334,961	$—	$—	$305,334,961

Other Financial Instruments
Collateral Invested for Securities on Loan	$88,713	$—	$—	$88,713

(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

60 See financial notes

 Schwab U.S. Large-Cap Value ETF

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $281,219,431) including securities on loan of $185,486		$305,334,961
Collateral invested for securities on loan		88,713
Receivables:
Dividends		991,377
Foreign tax reclaims		691
Income from securities on loan	+	238

Total assets		306,415,980

Liabilities

Collateral held for securities on loan		88,713
Payables:
Investment adviser fees	+	3,268

Total liabilities		91,981

Net Assets

Total assets		306,415,980
Total liabilities	−	91,981

Net assets		$306,323,999

Net Assets by Source
Capital received from investors		280,038,845
Net investment income not yet distributed		1,515,917
Net realized capital gains		620,479
Net unrealized capital gains		24,148,758

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$306,323,999		10,100,001		$30.33

See financial notes 61

 Schwab U.S. Large-Cap Value ETF

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Dividends (net of foreign withholding tax of $1,576)		$4,032,376
Interest		99
Securities on loan	+	1,491

Total investment income		4,033,966

Expenses

Investment adviser fees		165,649

Total expenses	−	165,649

Net investment income		3,868,317

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,727,435)
Net realized gains on in-kind redemptions	+	3,030,772

Net realized gains		1,303,337
Net unrealized gains on investments	+	25,952,468

Net realized and unrealized gains		27,255,805

Net increase in net assets resulting from operations		$31,124,122

62 See financial notes

 Schwab U.S. Large-Cap Value ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$3,868,317	$4,681,204
Net realized gains		1,303,337	599,859
Net unrealized gains	+	25,952,468	2,436,722

Net increase in net assets resulting from operations		31,124,122	7,717,785

Distributions to Shareholders

Distributions from net investment income		($3,499,291)	($4,010,596)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,050,000	$58,360,750	5,800,000	$165,268,749
Shares Redeemed	+	(800,000)	(21,655,415)	(400,000)	(11,034,472)

Net transactions in fund shares		1,250,000	$36,705,335	5,400,000	$154,234,277

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,850,001	$241,993,833	3,450,001	$84,052,367
Total increase	+	1,250,000	64,330,166	5,400,000	157,941,466

End of period		10,100,001	$306,323,999	8,850,001	$241,993,833

Net investment income not yet distributed			$1,515,917		$1,146,891

See financial notes 63

Schwab U.S. Mid-Cap ETF™

Financial Statements

Financial Highlights

	9/1/11–		1/12/11[1]–
	2/29/12*		8/31/11

Per-Share Data ($)

Net asset value at beginning of period	23.75		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.18
Net realized and unrealized gains (losses)	3.14		(1.29)

Total from investment operations	3.30		(1.11)
Less distributions:
Distributions from net investment income	(0.15)		(0.14)

Net asset value at end of period	26.90		23.75

Total return (%)	13.99	[2]	(4.49)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[3]	0.13	[3]
Gross operating expenses	0.13	[3]	0.13	[3]
Net investment income (loss)	1.46	[3]	1.18	[3]
Portfolio turnover rate[4]	8	[2]	9	[2]
Net assets, end of period ($ x 1,000)	197,731		79,550

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

64 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	189,631,768	197,473,843
0.0%		Other Investment Company	63,088	63,088

99.9%		Total Investments	189,694,856	197,536,931
1.1%		Collateral Invested for Securities on Loan	2,177,289	2,177,289
(1	.0)%	Other Assets and Liabilities, Net		(1,982,992)

100.0%		Net Assets		197,731,228

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.4%
Gentex Corp.	16,758	396,327
Lear Corp.	12,054	544,961
The Goodyear Tire & Rubber Co. *	28,959	372,413
TRW Automotive Holdings Corp. *	12,201	558,074
Visteon Corp. *	6,027	323,770
WABCO Holdings, Inc. *	8,085	480,977

		2,676,522

Banks 3.6%
Associated Banc-Corp	20,357	269,527
Bank of Hawaii Corp.	5,586	256,956
BankUnited, Inc.	4,704	108,333
BOK Financial Corp.	3,234	173,601
Capitol Federal Financial, Inc.	19,698	230,270
City National Corp.	5,733	269,451
Commerce Bancshares, Inc.	9,563	369,227
Cullen/Frost Bankers, Inc.	6,762	381,918
East West Bancorp, Inc.	17,640	390,197
First Citizens BancShares, Inc., Class A	735	129,470
First Horizon National Corp.	31,017	291,560
First Niagara Financial Group, Inc.	34,692	331,655
First Republic Bank *	9,261	277,737
Fulton Financial Corp.	23,520	230,496
Hancock Holding Co.	9,114	309,420
Hudson City Bancorp, Inc.	57,356	392,889
Huntington Bancshares, Inc.	104,370	610,043
People’s United Financial, Inc.	42,397	533,778
Popular, Inc. *	120,188	228,357
Prosperity Bancshares, Inc.	5,586	244,332
TCF Financial Corp.	17,934	193,328
TFS Financial Corp. *	10,500	98,175
Valley National Bancorp	21,903	274,007
Washington Federal, Inc.	13,083	211,945
Zions Bancorp	21,315	404,985

		7,211,657

Capital Goods 10.3%
Acuity Brands, Inc.	4,998	310,826
Aecom Technology Corp. *	12,936	302,056
AGCO Corp. *	11,319	584,400
Air Lease Corp. *	8,379	206,040
Alliant Techsystems, Inc.	3,969	238,140
AMETEK, Inc.	18,963	902,639
Armstrong World Industries, Inc. *	2,646	135,528
BE Aerospace, Inc. *	11,466	525,601
Carlisle Cos., Inc.	7,203	351,506
CLARCOR, Inc.	6,321	319,021
Crane Co.	6,027	292,731
Donaldson Co., Inc.	8,232	604,476
Foster Wheeler AG *	13,725	338,047
Gardner Denver, Inc.	6,027	413,934
Graco, Inc.	7,203	368,650
Harsco Corp.	9,555	212,408
Hubbell, Inc., Class B	6,615	497,580
IDEX Corp.	9,702	405,544
Jacobs Engineering Group, Inc. *	15,141	699,817
KBR, Inc.	17,640	640,685
Kennametal, Inc.	9,555	440,199
Lennox International, Inc.	5,880	230,084
Lincoln Electric Holdings, Inc.	9,996	461,715
Masco Corp.	42,336	502,952
McDermott International, Inc. *	27,411	357,988
MSC Industrial Direct Co., Class A	5,145	408,564
Navistar International Corp. *	8,526	356,216
Nordson Corp.	7,350	404,029
Oshkosh Corp. *	10,731	250,140
Owens Corning, Inc. *	13,524	428,035
Pall Corp.	13,671	867,425
Pentair, Inc.	11,760	452,760
Polypore International, Inc. *(a)	4,851	199,473
Quanta Services, Inc. *	24,696	516,146
Regal-Beloit Corp.	4,557	307,598
Seaboard Corp. *	36	68,872
Snap-On, Inc.	6,909	422,347
Spirit AeroSystems Holdings, Inc., Class A *	13,671	327,557
SPX Corp.	6,027	440,815
Terex Corp. *	12,936	328,445
Textron, Inc.	32,781	901,805
The Babcock & Wilcox Co. *	13,671	351,892
The Shaw Group, Inc. *	8,529	246,829
The Timken Co.	9,408	492,979
Thomas & Betts Corp. *	6,174	445,948
TransDigm Group, Inc. *	5,439	646,099
URS Corp. *	9,408	410,659
Wabtec Corp.	5,733	428,427
Woodward, Inc.	6,909	302,407

		20,348,034

See financial notes 65

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 3.9%
Avery Dennison Corp.	12,495	381,097
Cintas Corp.	13,230	510,149
Clean Harbors, Inc. *	5,586	375,156
Copart, Inc. *	6,909	343,930
Corrections Corp. of America *	11,674	292,550
Covanta Holding Corp.	13,818	225,648
Equifax, Inc.	14,406	605,628
IHS, Inc., Class A *	5,733	542,170
Iron Mountain, Inc.	20,139	625,316
KAR Auction Services, Inc. *	3,545	56,968
Manpower, Inc.	9,702	417,865
Pitney Bowes, Inc.	22,197	402,432
R.R. Donnelley & Sons Co. (a)	22,050	304,731
Robert Half International, Inc.	17,199	488,968
Rollins, Inc.	8,967	181,671
The Dun & Bradstreet Corp.	5,880	485,982
Towers Watson & Co., Class A	6,321	404,165
Verisk Analytics, Inc., Class A *	16,317	709,789
Waste Connections, Inc.	13,230	430,240

		7,784,455

Consumer Durables & Apparel 4.7%
D.R. Horton, Inc.	32,639	468,043
Deckers Outdoor Corp. *	4,557	340,681
Fossil, Inc. *	6,321	771,036
Hanesbrands, Inc. *	11,466	329,418
Harman International Industries, Inc.	8,232	404,438
Jarden Corp.	10,878	383,667
Leggett & Platt, Inc.	16,905	382,560
Lennar Corp., Class A	18,984	443,846
Michael Kors Holdings Ltd. *	4,851	209,806
Mohawk Industries, Inc. *	6,468	410,783
Newell Rubbermaid, Inc.	34,986	640,244
NVR, Inc. *	588	406,896
Polaris Industries, Inc.	7,644	504,963
PulteGroup, Inc. *	39,690	350,066
PVH Corp.	7,350	624,823
Tempur-Pedic International, Inc. *	7,791	615,489
Toll Brothers, Inc. *	17,787	417,283
Tupperware Brands Corp.	7,203	451,556
Under Armour, Inc., Class A *	4,557	406,667
Whirlpool Corp.	8,967	677,636

		9,239,901

Consumer Services 2.9%
Bally Technologies, Inc. *	4,998	214,614
Brinker International, Inc.	9,450	260,726
Choice Hotels International, Inc.	3,969	149,115
DeVry, Inc.	7,056	250,700
Dunkin’ Brands Group, Inc. *	5,145	149,411
Education Management Corp. *(a)	3,087	55,782
H&R Block, Inc.	37,191	606,213
International Game Technology	35,721	536,530
ITT Educational Services, Inc. *(a)	3,234	221,982
MGM Resorts International *	37,926	522,241
Panera Bread Co., Class A *	3,528	545,358
Penn National Gaming, Inc. *	8,085	344,017
Service Corp. International	26,754	303,390
Sotheby’s	7,938	312,281
The Wendy’s Co.	36,534	185,227
Weight Watchers International, Inc. (a)	3,529	275,191
Wyndham Worldwide Corp.	18,375	808,316

		5,741,094

Diversified Financials 2.5%
Affiliated Managers Group, Inc. *	6,174	656,852
CBOE Holdings, Inc.	10,731	295,854
E*TRADE Financial Corp. *	30,429	293,031
Eaton Vance Corp.	14,112	406,567
Federated Investors, Inc., Class B (a)	12,201	249,998
Jefferies Group, Inc.	17,199	287,567
Legg Mason, Inc.	16,317	446,923
LPL Investment Holdings, Inc. *	4,704	160,406
MSCI, Inc., Class A *	14,112	499,283
Raymond James Financial, Inc.	12,495	441,948
SEI Investments Co.	17,346	342,584
The NASDAQ OMX Group, Inc. *	16,611	437,534
Waddell & Reed Financial, Inc., Class A	10,290	324,752

		4,843,299

Energy 5.7%
Arch Coal, Inc.	25,284	343,104
Atwood Oceanics, Inc. *	6,615	314,609
Berry Petroleum Co., Class A	6,321	341,081
CARBO Ceramics, Inc. (a)	2,352	215,561
Cobalt International Energy, Inc. *	18,081	543,515
Dresser-Rand Group, Inc. *	8,967	470,947
Dril-Quip, Inc. *	4,263	298,367
EXCO Resources, Inc. (a)	17,717	126,322
Forest Oil Corp. *	13,316	172,176
Helmerich & Payne, Inc.	11,613	711,877
Laredo Petroleum Holdings, Inc. *	2,058	52,211
Oasis Petroleum, Inc. *	8,232	264,000
Oceaneering International, Inc.	12,789	694,059
Oil States International, Inc. *	6,027	489,513
Patterson-UTI Energy, Inc.	18,161	352,687
Plains Exploration & Production Co. *	17,052	751,482
Quicksilver Resources, Inc. *	13,841	76,679
Rowan Cos., Inc. *	14,994	552,829
RPC, Inc. (a)	5,733	91,785
SandRidge Energy, Inc. *	45,141	391,372
SEACOR Holdings, Inc. *	2,646	261,636
SM Energy Co.	7,497	590,164
Southern Union Co.	13,818	607,163
Sunoco, Inc.	12,789	494,039
Superior Energy Services, Inc. *	18,375	539,123
Teekay Corp.	5,145	148,176
Tesoro Corp. *	17,052	452,390
Tidewater, Inc.	6,321	376,100
Unit Corp. *	5,733	272,719
World Fuel Services Corp.	8,379	349,069

		11,344,755

Food, Beverage & Tobacco 1.3%
Constellation Brands, Inc., Class A *	22,344	487,993
Corn Products International, Inc.	8,967	514,257

66 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dean Foods Co. *	21,609	264,926
Flowers Foods, Inc.	16,177	309,628
Post Holdings, Inc. *	3,234	100,707
Ralcorp Holdings, Inc. *	6,468	482,513
Smithfield Foods, Inc. *	18,081	423,638

		2,583,662

Health Care Equipment & Services 5.1%
Accretive Health, Inc. *(a)	4,704	122,257
Alere, Inc. *	10,290	261,675
Allscripts Healthcare Solutions, Inc. *	21,915	423,398
AMERIGROUP Corp. *	5,733	389,443
Brookdale Senior Living, Inc. *	12,054	224,686
Catalyst Health Solutions, Inc. *	5,145	319,093
Community Health Systems, Inc. *	10,878	274,561
Coventry Health Care, Inc. *	17,640	576,652
DENTSPLY International, Inc.	16,611	642,513
Gen-Probe, Inc. *	5,733	391,449
Health Net, Inc. *	10,440	394,006
Hill-Rom Holdings, Inc.	7,350	249,679
Hologic, Inc. *	31,164	646,030
IDEXX Laboratories, Inc. *	6,615	567,236
LifePoint Hospitals, Inc. *	5,733	223,415
Lincare Holdings, Inc.	10,584	284,286
MEDNAX, Inc. *	5,736	426,701
Omnicare, Inc.	13,671	480,946
Owens & Minor, Inc.	7,644	229,014
Patterson Cos., Inc.	11,613	370,687
Quality Systems, Inc.	4,412	189,142
ResMed, Inc. *	17,493	512,545
STERIS Corp.	6,468	202,966
Teleflex, Inc.	4,851	287,519
Tenet Healthcare Corp. *	51,088	288,647
The Cooper Cos., Inc.	5,586	443,975
Universal Health Services, Inc., Class B	10,878	485,268
VCA Antech, Inc. *	10,143	223,044

		10,130,833

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	17,052	814,062
Energizer Holdings, Inc. *	8,232	629,336
Herbalife Ltd.	13,818	914,890
Nu Skin Enterprises, Inc., Class A	6,909	399,064

		2,757,352

Insurance 6.1%
Alleghany Corp. *(a)	1,029	334,054
Allied World Assurance Co. Holdings AG	4,410	290,928
American Financial Group, Inc.	10,290	385,360
American National Insurance Co.	1,764	127,184
Arch Capital Group Ltd. *	16,170	599,098
Arthur J. Gallagher & Co.	13,230	451,408
Aspen Insurance Holdings Ltd.	8,232	218,395
Assurant, Inc.	11,172	474,475
Assured Guaranty Ltd.	20,874	350,683
Axis Capital Holdings Ltd.	15,435	476,170
Brown & Brown, Inc.	13,671	323,046
Cincinnati Financial Corp.	18,081	635,909
Endurance Specialty Holdings Ltd.	4,853	186,646
Erie Indemnity Co., Class A	3,235	246,216
Everest Re Group Ltd.	5,292	464,902
Fidelity National Financial, Inc., Class A	26,019	449,088
Genworth Financial, Inc., Class A *	57,407	521,830
Hanover Insurance Group, Inc.	5,439	222,020
HCC Insurance Holdings, Inc.	13,083	399,555
Markel Corp. *	1,176	479,749
Mercury General Corp.	3,234	138,674
Old Republic International Corp.	28,518	309,705
PartnerRe Ltd.	7,938	503,587
ProAssurance Corp.	3,528	309,617
Reinsurance Group of America, Inc.	8,820	508,649
RenaissanceRe Holdings Ltd.	6,174	444,281
Torchmark Corp.	12,789	619,499
Transatlantic Holdings, Inc.	7,350	445,410
Validus Holdings Ltd.	8,526	259,958
W.R. Berkley Corp.	13,233	473,080
White Mountains Insurance Group Ltd.	739	366,707

		12,015,883

Materials 8.6%
AbitibiBowater, Inc. *	8,543	130,708
Airgas, Inc.	7,791	641,433
Albemarle Corp.	10,731	713,826
Allegheny Technologies, Inc.	12,936	567,502
Allied Nevada Gold Corp. *	10,143	349,021
AptarGroup, Inc.	7,350	387,933
Ashland, Inc.	8,379	532,569
Bemis Co., Inc.	12,201	382,745
Celanese Corp., Series A	18,669	888,084
Coeur d’Alene Mines Corp. *	10,437	296,828
Compass Minerals International, Inc.	3,823	275,447
Cytec Industries, Inc.	5,880	349,625
Domtar Corp.	4,410	422,787
Eastman Chemical Co.	15,435	835,497
Greif, Inc., Class A	4,704	240,892
Huntsman Corp.	22,932	313,251
International Flavors & Fragrances, Inc.	9,555	544,922
Intrepid Potash, Inc. *	6,174	156,141
Kronos Worldwide, Inc.	2,222	51,928
Martin Marietta Materials, Inc. (a)	5,439	467,047
MeadWestvaco Corp.	20,139	609,809
Molycorp, Inc. *(a)	7,203	177,914
Owens-Illinois, Inc. *	19,551	467,269
Packaging Corp. of America	12,201	361,638
Reliance Steel & Aluminum Co.	8,820	473,810
Rock-Tenn Co., Class A	8,379	590,636
Rockwood Holdings, Inc. *	8,085	430,526
Royal Gold, Inc.	6,468	449,203
RPM International, Inc.	15,582	371,942
Sealed Air Corp.	22,785	447,270
Silgan Holdings, Inc.	5,586	237,517
Sonoco Products Co.	11,760	386,198
Steel Dynamics, Inc.	26,019	385,341
The Scotts Miracle-Gro Co., Class A (a)	4,998	234,106

See financial notes 67

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Valspar Corp.	10,290	476,942
Titanium Metals Corp.	9,702	142,231
United States Steel Corp. (a)	17,052	464,155
Vulcan Materials Co.	13,965	622,280
W.R. Grace & Co. *	7,350	418,656
Walter Energy, Inc.	7,350	476,501
Westlake Chemical Corp.	2,352	141,661

		16,913,791

Media 2.1%
AMC Networks, Inc., Class A *	6,909	313,600
Charter Communications, Inc., Class A *	4,557	288,959
Clear Channel Outdoor Holdings, Inc., Class A *	4,582	60,620
DreamWorks Animation SKG, Inc., Class A *	7,938	137,010
Gannett Co., Inc.	28,242	419,111
John Wiley & Sons, Inc., Class A	6,174	280,300
Lamar Advertising Co., Class A *	6,770	221,379
Liberty Media Corp. - Liberty Capital, Series A *	13,671	1,228,886
Morningstar, Inc.	3,087	184,819
Pandora Media, Inc. *	7,203	94,071
Regal Entertainment Group, Class A (a)	9,261	127,987
The Interpublic Group of Cos., Inc.	54,254	635,857
The Washington Post Co., Class B	588	231,613

		4,224,212

Pharmaceuticals, Biotechnology & Life Sciences 3.1%
Amylin Pharmaceuticals, Inc. *	15,729	268,808
Bio-Rad Laboratories, Inc., Class A *	2,352	239,716
BioMarin Pharmaceutical, Inc. *	13,671	488,738
Bruker Corp. *	10,955	175,609
Charles River Laboratories International, Inc. *	6,174	216,893
Covance, Inc. *	7,203	343,799
Dendreon Corp. *(a)	17,493	196,971
Endo Pharmaceuticals Holdings, Inc. *	13,692	507,562
Human Genome Sciences, Inc. *	23,302	183,620
Mettler-Toledo International, Inc. *	3,822	689,030
Onyx Pharmaceuticals, Inc. *	7,497	287,285
PerkinElmer, Inc.	13,524	365,148
Regeneron Pharmaceuticals, Inc. *	8,673	908,844
Salix Pharmaceuticals Ltd. *	6,321	311,752
Techne Corp.	4,116	294,664
United Therapeutics Corp. *	6,029	287,764
Warner Chilcott plc, Class A *	20,727	346,763

		6,112,966

Real Estate 8.1%
Alexandria Real Estate Equities, Inc.	7,350	526,922
American Campus Communities, Inc.	8,232	338,747
Apartment Investment & Management Co., Class A	14,406	357,845
BRE Properties, Inc.	8,820	427,153
Camden Property Trust	8,526	528,612
CBRE Group, Inc. *	34,545	633,210
Chimera Investment Corp.	120,754	370,715
Corporate Office Properties Trust	8,379	205,453
DDR Corp.	26,901	380,111
Digital Realty Trust, Inc.	12,495	905,887
Douglas Emmett, Inc.	14,994	315,924
Duke Realty Corp.	29,611	411,001
Equity Lifestyle Properties, Inc.	4,557	303,086
Essex Property Trust, Inc.	3,969	555,620
Federal Realty Investment Trust	7,350	700,823
Highwoods Properties, Inc.	8,526	272,832
Home Properties, Inc.	6,027	347,336
Hospitality Properties Trust	14,700	363,531
Jones Lang LaSalle, Inc.	5,145	418,854
Liberty Property Trust	13,524	458,734
Mack-Cali Realty Corp.	10,437	298,498
MFA Financial, Inc.	41,748	304,760
Mid-America Apartment Communities, Inc.	4,410	275,052
National Retail Properties, Inc.	11,466	305,569
OMEGA Healthcare Investors, Inc.	12,054	245,540
Piedmont Office Realty Trust, Inc., Class A	20,580	362,620
Rayonier, Inc.	14,406	641,355
Realty Income Corp.	15,876	585,666
Regency Centers Corp.	10,731	459,179
Senior Housing Properties Trust	19,116	409,082
SL Green Realty Corp.	10,143	771,375
Taubman Centers, Inc.	6,909	477,205
The Macerich Co.	15,582	841,272
UDR, Inc.	26,019	650,995
Washington REIT	7,644	226,415
Weingarten Realty Investors	14,112	351,389

		16,028,368

Retailing 4.4%
Aaron’s, Inc.	8,234	230,058
Abercrombie & Fitch Co., Class A	10,437	477,910
Advance Auto Parts, Inc.	8,673	740,414
American Eagle Outfitters, Inc.	22,972	334,013
AutoNation, Inc. *	4,122	140,478
Big Lots, Inc. *	7,644	335,189
Chico’s FAS, Inc.	20,433	306,699
Dick’s Sporting Goods, Inc.	10,731	480,320
Dillard’s, Inc., Class A	3,969	242,665
Foot Locker, Inc.	18,375	535,999
GameStop Corp., Class A (a)	16,464	375,050
Guess?, Inc.	7,497	259,771
HomeAway, Inc. *(a)	3,381	89,529
LKQ Corp. *	17,346	552,643
PetSmart, Inc.	13,377	745,634
Sally Beauty Holdings, Inc. *	16,519	393,152
Signet Jewelers Ltd.	10,290	482,601
Tractor Supply Co.	8,526	728,717
Ulta Salon, Cosmetics & Fragrance, Inc. *	5,880	489,451
Urban Outfitters, Inc. *	14,553	413,160
Williams-Sonoma, Inc.	11,025	425,565

		8,779,018

68 See financial notes

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	67,385	495,280
Atmel Corp. *	51,303	518,673
Cree, Inc. *	13,818	418,547
Cypress Semiconductor Corp. *	18,234	314,537
Lam Research Corp. *	14,556	606,985
LSI Corp. *	67,620	581,532
Novellus Systems, Inc. *	8,232	382,624
ON Semiconductor Corp. *	52,219	473,626
Skyworks Solutions, Inc. *	21,903	590,724
Teradyne, Inc. *	21,903	359,647

		4,742,175

Software & Services 7.4%
Akamai Technologies, Inc. *	21,903	788,508
Alliance Data Systems Corp. *	6,027	731,437
ANSYS, Inc. *	11,025	696,559
Booz Allen Hamilton Holding Corp.	1,788	32,917
Broadridge Financial Solutions, Inc.	14,700	357,798
Cadence Design Systems, Inc. *	31,752	373,721
Computer Sciences Corp.	18,228	578,921
Compuware Corp. *	26,019	234,431
Concur Technologies, Inc. *	5,586	329,295
DST Systems, Inc.	4,410	233,730
Equinix, Inc. *	5,586	783,045
FactSet Research Systems, Inc.	4,859	424,677
FleetCor Technologies, Inc. *	3,824	141,603
Fortinet, Inc. *	14,112	381,730
Gartner, Inc. *	10,584	426,112
Genpact Ltd. *	12,348	197,815
Global Payments, Inc.	9,408	485,641
IAC/InterActiveCorp	8,673	395,489
Informatica Corp. *	12,495	614,254
Jack Henry & Associates, Inc.	10,290	347,185
Lender Processing Services, Inc.	9,996	220,312
MICROS Systems, Inc., Class A *	9,555	496,191
NeuStar, Inc., Class A *	7,676	269,044
Nuance Communications, Inc. *	27,342	708,705
Parametric Technology Corp. *	14,112	376,790
Rackspace Hosting, Inc. *	13,083	683,456
Rovi Corp. *	13,230	469,400
Solera Holdings, Inc.	8,673	416,304
Synopsys, Inc. *	17,199	524,053
TIBCO Software, Inc. *	19,845	574,910
Total System Services, Inc.	22,785	498,536
VeriFone Systems, Inc. *	12,201	584,306
WebMD Health Corp. *	6,911	171,738

		14,548,613

Technology Hardware & Equipment 4.8%
Acme Packet, Inc. *	6,468	197,145
Anixter International, Inc. *	3,528	245,337
Arrow Electronics, Inc. *	13,377	537,086
Avnet, Inc. *	17,640	630,453
AVX Corp.	5,762	76,289
Brocade Communications Systems, Inc. *	54,758	316,501
Diebold, Inc.	7,362	288,075
Dolby Laboratories, Inc., Class A *	6,027	229,448
EchoStar Corp., Class A *	4,851	145,384
FLIR Systems, Inc.	18,963	496,262
Ingram Micro, Inc., Class A *	18,228	348,702
InterDigital, Inc.	5,439	205,866
IPG Photonics Corp. *	3,087	162,469
Jabil Circuit, Inc.	22,648	584,998
JDS Uniphase Corp. *	27,195	354,623
Lexmark International, Inc., Class A	9,261	341,546
Molex, Inc.	17,493	474,060
National Instruments Corp.	11,172	297,175
NCR Corp. *	18,669	405,491
Polycom, Inc. *	21,021	434,084
Riverbed Technology, Inc. *	18,522	527,321
Seagate Technology plc	49,539	1,300,894
Trimble Navigation Ltd. *	14,406	724,478
Zebra Technologies Corp., Class A *	6,323	243,056

		9,566,743

Telecommunication Services 1.2%
Clearwire Corp., Class A *	17,100	39,330
Level 3 Communications, Inc. *	18,536	450,610
MetroPCS Communications, Inc. *	37,526	386,518
SBA Communications Corp., Class A *	13,524	634,681
Telephone & Data Systems, Inc.	11,760	297,175
tw telecom, Inc. *	18,081	390,550
United States Cellular Corp. *	1,911	82,441

		2,281,305

Transportation 1.9%
Hertz Global Holdings, Inc. *	27,803	397,583
J.B. Hunt Transport Services, Inc.	11,613	594,702
Kansas City Southern *	12,936	900,087
Kirby Corp. *	6,615	453,921
Landstar System, Inc.	5,586	301,979
Ryder System, Inc.	6,029	320,923
United Continental Holdings, Inc. *	39,249	810,492

		3,779,687

Utilities 7.0%
AGL Resources, Inc.	13,672	545,103
Alliant Energy Corp.	12,936	551,591
American Water Works Co., Inc.	20,727	710,522
Aqua America, Inc.	16,317	362,401
Atmos Energy Corp.	10,584	325,246
Cleco Corp.	7,350	282,828
CMS Energy Corp.	29,988	642,043
Energen Corp.	8,526	453,839
GenOn Energy, Inc. *	90,258	222,035
Great Plains Energy, Inc.	15,890	314,304
Hawaiian Electric Industries, Inc.	11,172	279,859
IDACORP, Inc.	5,880	238,022
Integrys Energy Group, Inc.	9,261	481,850
ITC Holdings Corp.	6,027	454,918
MDU Resources Group, Inc.	20,580	446,586
National Fuel Gas Co.	9,261	466,106
NiSource, Inc.	33,222	797,328
NRG Energy, Inc. *	28,665	490,171
NSTAR	12,348	579,121

See financial notes 69

 Schwab U.S. Mid-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NV Energy, Inc.	27,783	435,637
OGE Energy Corp.	11,466	601,736
Pepco Holdings, Inc.	26,754	520,098
Piedmont Natural Gas Co., Inc.	8,379	271,480
Pinnacle West Capital Corp.	12,789	601,467
Questar Corp.	21,021	404,024
SCANA Corp.	13,671	615,195
TECO Energy, Inc.	23,961	430,100
UGI Corp.	13,818	390,358
Vectren Corp.	9,555	279,197
Westar Energy, Inc.	13,818	380,271
WGL Holdings, Inc.	6,027	246,082

		13,819,518

Total Common Stock
(Cost $189,631,768)		197,473,843

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	63,088	63,088

Total Other Investment Company
(Cost $63,088)		63,088

End of Investments

Collateral Invested for Securities on Loan 1.1% of net assets

State Street Institutional U.S. Government Money Market Fund	2,177,289	2,177,289

Total Collateral Invested for Securities on Loan
(Cost $2,177,289)		2,177,289

End of Collateral Invested for Securities on Loan

At 2/29/12, the tax basis cost of the fund’s investments was $189,844,415 and the unrealized appreciation and depreciation were $12,978,113 and ($5,285,597), respectively, with a net unrealized appreciation of $7,692,516.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$197,473,843	$—	$—	$197,473,843
Other Investment Company(a)	63,088	—	—	63,088

Total	$197,536,931	$—	$—	$197,536,931

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,177,289	$—	$—	$2,177,289

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

70 See financial notes

 Schwab U.S. Mid-Cap ETF

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $189,694,856) including securities on loan of $2,114,504		$197,536,931
Collateral invested for securities on loan		2,177,289
Receivables:
Dividends		192,994
Income from securities on loan	+	3,424

Total assets		199,910,638

Liabilities

Collateral held for securities on loan		2,177,289
Payables:
Investment adviser fees	+	2,121

Total liabilities		2,179,410

Net Assets

Total assets		199,910,638
Total liabilities	−	2,179,410

Net assets		$197,731,228

Net Assets by Source
Capital received from investors		189,323,954
Net investment income not yet distributed		356,742
Net realized capital gains		190,098
Net unrealized capital gains		7,860,434

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$197,731,228		7,350,001		$26.90

See financial notes 71

 Schwab U.S. Mid-Cap ETF

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Dividends		$893,057
Interest		55
Securities on loan	+	15,248

Total investment income		908,360

Expenses

Investment adviser fees		74,438

Total expenses	−	74,438

Net investment income		833,922

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(836,595)
Net realized gains on in-kind redemptions	+	1,289,958

Net realized gains		453,363
Net unrealized gains on investments	+	18,163,780

Net realized and unrealized gains		18,617,143

Net increase in net assets resulting from operations		$19,451,065

72 See financial notes

 Schwab U.S. Mid-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			1/12/11*-8/31/11
Net investment income		$833,922	$448,890
Net realized gains		453,363	473,873
Net unrealized gains (losses)	+	18,163,780	(10,303,346)

Net increase (decrease) in net assets resulting from operations		19,451,065	(9,380,583)

Distributions to Shareholders

Distributions from net investment income		($599,220)	($326,850)

Transactions in Fund Shares

		9/1/11-2/29/12		1/12/11*-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold		5,050,000	$123,328,815	4,750,001	$123,751,580
Shares Redeemed	+	(1,050,000)	(23,999,903)	(1,400,000)	(34,493,676)

Net transactions in fund shares		4,000,000	$99,328,912	3,350,001	$89,257,904

Shares Outstanding and Net Assets

		9/1/11-2/29/12		1/12/11*-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,350,001	$79,550,471	—	$—
Total increase	+	4,000,000	118,180,757	3,350,001	79,550,471

End of period		7,350,001	$197,731,228	3,350,001	$79,550,471

Net investment income not yet distributed			$356,742		$122,040

*	Commencement of operations.

See financial notes 73

Schwab U.S. Small-Cap ETF™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	10/30/09[1]–
	2/29/12*		8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	32.34		26.48	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.23		0.39	0.23
Net realized and unrealized gains (losses)	3.97		5.86	1.45	[2]

Total from investment operations	4.20		6.25	1.68
Less distributions:
Distributions from net investment income	(0.21)		(0.39)	(0.20)

Net asset value at end of period	36.33		32.34	26.48

Total return (%)	13.09	[3]	23.55	6.67	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[4]	0.13	0.14	[4,5]
Gross operating expenses	0.13	[4]	0.13	0.14	[4]
Net investment income (loss)	1.43	[4]	1.17	1.05	[4]
Portfolio turnover rate[6]	5	[3]	11	8	[3]
Net assets, end of period ($ x 1,000)	626,777		462,523	193,310

* Unaudited.

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended 8/31/10 is a blended rate.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

74 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.9%		Common Stock	584,679,724	626,200,391
0.0%		Rights	—	—

99.9%		Total Investments	584,679,724	626,200,391
2.2%		Collateral Invested for Securities on Loan	13,908,517	13,908,517
(2	.1)%	Other Assets and Liabilities, Net		(13,331,772)

100.0%		Net Assets		626,777,136

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	24,272	276,458
Cooper Tire & Rubber Co.	23,889	396,557
Dana Holding Corp. *	57,615	921,840
Dorman Products, Inc. *	5,175	234,997
Drew Industries, Inc. *	7,328	200,787
Exide Technologies *	27,995	83,145
Federal-Mogul Corp. *	9,660	166,249
Fuel Systems Solutions, Inc. *	6,061	156,980
Modine Manufacturing Co. *	18,032	163,731
Superior Industries International, Inc.	9,055	163,714
Tenneco, Inc. *	23,805	916,493
Tesla Motors, Inc. *(a)	20,457	683,468
Thor Industries, Inc.	18,285	595,542
Tower International, Inc. *	2,434	31,009
WABCO Holdings, Inc. *	25,185	1,498,256
Winnebago Industries, Inc. *	11,076	98,798

		6,588,024

Banks 6.7%
1st Source Corp.	5,082	124,763
Arrow Financial Corp.	4,662	112,168
Associated Banc-Corp	66,226	876,832
Astoria Financial Corp.	34,422	302,225
BancFirst Corp.	2,760	112,967
BancorpSouth, Inc.	30,413	360,090
Bank Mutual Corp.	17,595	69,148
Bank of Hawaii Corp.	18,630	856,980
Bank of the Ozarks, Inc.	10,416	305,710
BankFinancial Corp.	6,562	37,075
BankUnited, Inc.	15,226	350,655
BBCN Bancorp, Inc. *	29,325	300,581
Beneficial Mutual Bancorp, Inc. *	13,800	125,166
Berkshire Hills Bancorp, Inc.	7,957	174,974
Boston Private Financial Holdings, Inc.	30,015	286,043
Brookline Bancorp, Inc.	26,565	243,867
Camden National Corp.	3,105	109,762
Capital City Bank Group, Inc.	5,065	39,862
CapitalSource, Inc.	105,225	710,269
Capitol Federal Financial, Inc.	63,825	746,114
Cardinal Financial Corp.	10,606	114,015
Cascade Bancorp *(a)	6,711	38,924
Cathay General Bancorp	29,334	479,318
Centerstate Banks, Inc.	10,424	72,968
Central Pacific Financial Corp. *	1,436	19,874
Chemical Financial Corp.	9,718	214,379
Citizens Republic Bancorp, Inc. *	15,180	207,814
City Holding Co. (a)	5,604	192,049
Clifton Savings Bancorp, Inc.	4,272	41,994
CoBiz Financial, Inc.	14,145	82,465
Columbia Banking System, Inc.	14,656	309,974
Community Bank System, Inc.	14,145	386,441
Community Trust Bancorp, Inc.	5,269	162,496
CVB Financial Corp.	35,443	381,721
CYS Investments, Inc.	43,125	585,206
Dime Community Bancshares	11,923	165,968
Doral Financial Corp. *	44,850	62,790
East West Bancorp, Inc.	56,235	1,243,918
ESSA Bancorp, Inc.	4,023	38,701
F.N.B. Corp.	52,785	622,335
First Bancorp	5,922	59,220
First Busey Corp.	31,395	151,952
First Citizens BancShares, Inc., Class A	2,417	425,755
First Commonwealth Financial Corp.	39,377	235,868
First Community Bancshares, Inc.	5,555	68,882
First Financial Bancorp	22,425	367,097
First Financial Bankshares, Inc. (a)	11,802	404,337
First Financial Corp.	4,183	133,814
First Financial Holdings, Inc.	5,657	55,212
First Horizon National Corp.	99,360	933,984
First Interstate BancSystem, Inc.	5,866	79,778
First Merchants Corp.	10,111	112,030
First Midwest Bancorp, Inc.	28,290	327,032
First Niagara Financial Group, Inc.	112,125	1,071,915
FirstMerit Corp.	42,117	675,978
Flagstar Bancorp, Inc. *	75,210	54,219
Flushing Financial Corp.	12,624	163,481
Fulton Financial Corp.	75,555	740,439
Glacier Bancorp, Inc.	28,116	388,001
Great Southern Bancorp, Inc.	3,533	77,797
Hampton Roads Bankshares, Inc. *	8,625	22,425
Hancock Holding Co.	30,705	1,042,435
Heartland Financial USA, Inc.	5,756	90,542
Home Bancshares, Inc.	9,777	246,380
Hudson Valley Holding Corp.	6,611	107,892
IBERIABANK Corp.	11,385	603,860
Independent Bank Corp.	8,051	221,322
International Bancshares Corp.	22,080	419,078
Investors Bancorp, Inc. *	17,940	260,668
Kearny Financial Corp.	6,214	57,977
Lakeland Financial Corp.	5,757	145,192
MB Financial, Inc.	21,390	425,661

See financial notes 75

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Meridian Interstate Bancorp, Inc. *	4,272	55,237
MGIC Investment Corp. *	70,725	318,970
National Penn Bancshares, Inc.	48,300	422,625
NBT Bancorp, Inc.	12,507	272,778
Northfield Bancorp, Inc. (a)	7,480	103,074
Northwest Bancshares, Inc.	37,268	470,322
Ocwen Financial Corp. *	37,260	600,259
Old National Bancorp	35,880	433,430
Oriental Financial Group, Inc.	17,015	199,926
Oritani Financial Corp.	16,560	215,777
Orrstown Financial Services, Inc.	2,762	23,891
Pacific Capital Bancorp NA *(a)	2,071	58,009
PacWest Bancorp	12,226	266,160
Park National Corp. (a)	5,175	356,247
Pinnacle Financial Partners, Inc. *	13,488	223,361
Popular, Inc. *	384,187	729,955
PrivateBancorp, Inc.	24,840	360,180
Prosperity Bancshares, Inc.	17,940	784,696
Provident Financial Services, Inc.	22,124	303,984
Provident New York Bancorp	13,986	119,301
Radian Group, Inc. (a)	50,370	190,902
Renasant Corp.	9,903	150,229
Republic Bancorp, Inc., Class A	4,197	109,374
Rockville Financial, Inc.	4,916	56,780
Roma Financial Corp.	2,965	30,273
S&T Bancorp, Inc.	10,541	223,575
S.Y. Bancorp, Inc.	4,683	101,855
Sandy Spring Bancorp, Inc.	9,666	174,568
SCBT Financial Corp.	5,196	160,920
Signature Bank *	17,595	1,044,439
Simmons First National Corp., Class A	6,139	161,394
Southside Bancshares, Inc.	6,236	132,889
State Bank Financial Corp. *	12,199	198,112
StellarOne Corp.	9,234	107,391
Sterling Bancorp	12,420	110,538
Sterling Financial Corp. *	10,752	209,234
Susquehanna Bancshares, Inc.	70,708	655,463
SVB Financial Group *	16,905	1,002,128
Synovus Financial Corp.	276,345	585,851
TCF Financial Corp.	57,306	617,759
Territorial Bancorp, Inc.	4,352	91,392
Texas Capital Bancshares, Inc. *	14,248	482,865
Tompkins Financial Corp.	3,450	141,795
TowneBank (a)	11,439	147,792
TriCo Bancshares	6,110	98,982
TrustCo Bank Corp.	35,190	188,618
Trustmark Corp.	21,896	516,308
UMB Financial Corp.	14,145	589,139
Umpqua Holdings Corp.	44,178	544,273
Union First Market Bankshares Corp.	8,727	121,131
United Bankshares, Inc. (a)	19,665	575,791
United Financial Bancorp, Inc.	5,865	92,960
Univest Corp. of Pennsylvania	6,938	109,620
Valley National Bancorp	71,070	889,086
ViewPoint Financial Group	6,132	91,919
Washington Federal, Inc.	41,429	671,150
Washington Trust Bancorp, Inc.	5,520	129,775
Webster Financial Corp.	28,290	618,985
WesBanco, Inc.	9,694	189,033
Westamerica Bancorp	11,040	522,854
Western Alliance Bancorp *	31,395	255,555
Westfield Financial, Inc.	10,027	79,514
Wilshire Bancorp, Inc. *	24,840	107,806
Wintrust Financial Corp.	13,800	465,198
WSFS Financial Corp.	3,207	123,437

		42,025,658

Capital Goods 11.3%
3D Systems Corp. *(a)	16,318	365,523
A.O. Smith Corp.	14,835	669,949
A123 Systems, Inc. *(a)	38,295	68,931
AAON, Inc.	7,991	148,233
AAR Corp.	15,525	342,326
Accuride Corp. *	16,408	130,444
Aceto Corp.	9,839	81,565
Actuant Corp., Class A	27,255	767,773
Acuity Brands, Inc.	16,215	1,008,411
Aegion Corp. *	15,276	269,010
Aerovironment, Inc. *	6,557	186,743
Air Lease Corp. *	27,945	687,168
Aircastle Ltd.	18,378	250,125
Albany International Corp., Class A	10,121	242,094
Alliant Techsystems, Inc.	12,765	765,900
Altra Holdings, Inc. *	10,391	202,521
Ameresco, Inc., Class A *	6,948	97,897
American Railcar Industries, Inc. *	3,495	103,102
American Science & Engineering, Inc.	3,450	250,815
American Superconductor Corp. *(a)	13,800	61,824
American Woodmark Corp.	3,889	55,263
Ampco-Pittsburgh Corp.	3,152	66,854
API Technologies Corp. *	12,765	48,379
Apogee Enterprises, Inc.	10,530	139,733
Applied Industrial Technologies, Inc.	14,835	595,922
Armstrong World Industries, Inc. *	8,280	424,102
Astec Industries, Inc. *	7,010	266,029
Astronics Corp. *	3,852	128,772
AZZ, Inc.	4,842	243,068
Badger Meter, Inc.	6,210	199,776
Barnes Group, Inc.	18,630	516,051
BE Aerospace, Inc. *	36,915	1,692,184
Beacon Roofing Supply, Inc. *	17,402	410,339
Belden, Inc.	18,285	721,709
Blount International, Inc. *	18,293	313,725
Brady Corp., Class A	17,689	565,164
Briggs & Stratton Corp.	19,155	324,486
Builders FirstSource, Inc. *	17,735	53,737
Capstone Turbine Corp. *(a)	97,488	108,212
Carlisle Cos., Inc.	23,460	1,144,848
Cascade Corp.	3,220	171,433
Ceradyne, Inc. *	8,837	273,152
Chart Industries, Inc. *	11,389	778,894
CIRCOR International, Inc.	6,623	219,288
CLARCOR, Inc.	19,320	975,080
Colfax Corp. *	17,587	598,310
Columbus McKinnon Corp. *	7,730	128,704
Comfort Systems USA, Inc.	14,490	165,766
Crane Co.	20,010	971,886
Cubic Corp.	6,231	297,842
Curtiss-Wright Corp.	17,940	666,471
DigitalGlobe, Inc. *	13,337	205,123

76 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Douglas Dynamics, Inc.	7,779	101,127
Ducommun, Inc. *	4,197	64,088
DXP Enterprises, Inc. *	3,510	129,870
Dycom Industries, Inc. *	13,455	286,322
Dynamic Materials Corp.	5,065	113,000
EMCOR Group, Inc.	25,185	700,143
Encore Wire Corp.	7,138	207,930
Energy Recovery, Inc. *	18,975	40,796
EnerSys *	19,312	648,497
EnPro Industries, Inc. *	7,957	300,854
ESCO Technologies, Inc.	9,881	353,641
Esterline Technologies Corp. *	11,730	761,863
Federal Signal Corp. *	23,805	111,883
Franklin Electric Co., Inc.	7,590	379,576
FreightCar America, Inc.	4,683	129,485
FuelCell Energy, Inc. *	42,908	63,933
Furmanite Corp. *	13,360	97,528
GATX Corp.	17,940	780,211
GenCorp, Inc. *	21,390	128,340
Generac Holdings, Inc. *	10,695	272,081
General Cable Corp. *	20,700	641,079
GeoEye, Inc. *	6,555	132,870
Gibraltar Industries, Inc. *	11,730	162,109
Global Power Equipment Group, Inc. *	5,358	129,931
Graco, Inc.	23,805	1,218,340
GrafTech International Ltd. *	49,156	624,773
Graham Corp.	3,797	88,584
Granite Construction, Inc.	13,110	374,946
Great Lakes Dredge & Dock Co.	21,474	152,251
Griffon Corp.	20,355	217,595
H&E Equipment Services, Inc. *	11,730	202,812
Harsco Corp.	31,050	690,241
HEICO Corp., Class A	13,800	550,344
Hexcel Corp. *	37,605	950,278
Houston Wire & Cable Co.	5,976	84,859
Huntington Ingalls Industries, Inc. *	17,940	643,687
IDEX Corp.	32,085	1,341,153
II-VI, Inc. *	20,238	473,367
Interline Brands, Inc. *	12,545	257,925
John Bean Technologies Corp.	10,776	186,102
Kaman Corp.	10,005	345,072
Kaydon Corp.	12,133	456,443
Kennametal, Inc.	30,360	1,398,685
L.B. Foster Co.	4,140	121,923
Lawson Products, Inc.	1,119	18,251
Layne Christensen Co. *	7,603	183,917
Lennox International, Inc.	18,630	728,992
Lindsay Corp.	4,830	316,800
MasTec, Inc. *	23,856	419,627
Meritor, Inc. *	36,225	268,427
Michael Baker Corp. *	3,150	76,010
Moog, Inc., Class A *	16,215	712,001
Mueller Industries, Inc.	14,183	652,418
Mueller Water Products, Inc., Class A	58,650	174,190
MYR Group, Inc. *	7,740	155,032
NACCO Industries, Inc., Class A	2,073	202,739
Nordson Corp.	23,805	1,308,561
Nortek, Inc. *	3,795	134,533
Northwest Pipe Co. *	3,231	79,095
Orbital Sciences Corp. *	22,255	312,683
Orion Marine Group, Inc. *	9,834	71,788
Oshkosh Corp. *	34,834	811,981
Otter Tail Corp.	12,454	264,523
Pike Electric Corp. *	7,590	67,779
Polypore International, Inc. *(a)	15,529	638,552
Powell Industries, Inc. *	3,450	113,125
Primoris Services Corp.	10,620	163,336
Quanex Building Products Corp.	14,552	247,530
Raven Industries, Inc.	6,900	435,045
RBC Bearings, Inc. *	8,280	376,823
Regal-Beloit Corp.	14,839	1,001,632
Robbins & Myers, Inc.	14,490	707,257
RSC Holdings, Inc. *	23,805	530,137
Rush Enterprises, Inc., Class A *	12,625	300,727
Sauer-Danfoss, Inc. *	4,140	224,140
Seaboard Corp. *	141	269,750
Simpson Manufacturing Co., Inc.	15,525	462,955
Snap-On, Inc.	22,425	1,370,840
Standex International Corp.	4,916	187,840
Sterling Construction Co., Inc. *	6,557	67,996
Sun Hydraulics Corp.	7,598	249,670
TAL International Group, Inc.	8,839	318,558
Taser International, Inc. *	22,770	91,763
Tecumseh Products Co., Class A *	5,603	25,718
Teledyne Technologies, Inc. *	14,149	843,280
Tennant Co.	6,900	283,176
Terex Corp. *	41,745	1,059,906
Textainer Group Holdings Ltd.	6,956	231,078
The Gorman-Rupp Co.	6,942	200,416
The Greenbrier Cos., Inc. *	9,207	232,753
The Keyw Holding Corp. *(a)	6,278	44,574
The Manitowoc Co., Inc.	50,370	792,824
The Middleby Corp. *	7,245	708,126
The Shaw Group, Inc. *	27,934	808,410
The Toro Co.	11,730	794,590
Thermon Group Holdings, Inc. *	5,175	104,224
Thomas & Betts Corp. *	20,355	1,470,242
Titan International, Inc.	16,229	399,883
Titan Machinery, Inc. *	6,900	180,711
Tredegar Corp.	9,103	211,554
Trex Co., Inc. *	5,300	142,729
TriMas Corp. *	10,218	247,582
Trinity Industries, Inc.	31,050	1,079,298
Triumph Group, Inc.	14,835	946,473
Tutor Perini Corp. *	12,891	203,420
Twin Disc, Inc. (a)	3,460	110,582
United Rentals, Inc. *	23,805	992,192
Universal Forest Products, Inc.	7,665	246,353
USG Corp. *	24,913	355,010
Valmont Industries, Inc.	8,627	958,201
Vicor Corp.	8,280	67,234
Wabash National Corp. *	25,875	273,240
Wabtec Corp.	18,285	1,366,438
Watsco, Inc.	10,005	714,257
Watts Water Technologies, Inc., Class A	11,730	463,804
WESCO International, Inc. *	16,560	1,041,458
Woodward, Inc.	22,770	996,643

		70,600,595

See financial notes 77

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Commercial & Professional Services 2.8%
ABM Industries, Inc.	17,084	387,807
Acacia Research Corp. *	16,273	642,783
Acco Brands Corp. *	21,045	248,331
American Reprographics Co. *	12,785	67,505
CBIZ, Inc. *	16,126	104,819
CDI Corp.	5,066	76,041
Cenveo, Inc. *	20,248	78,967
Clean Harbors, Inc. *	17,940	1,204,850
Consolidated Graphics, Inc. *	3,537	165,143
CoStar Group, Inc. *	9,660	579,407
Courier Corp.	3,607	38,883
CRA International, Inc. *	3,898	92,811
Deluxe Corp.	19,665	485,136
EnergySolutions, Inc. *	31,395	132,173
EnerNOC, Inc. *(a)	8,810	69,335
Ennis, Inc.	9,807	164,365
Exponent, Inc. *	5,175	249,539
FTI Consulting, Inc. *	16,215	649,735
Fuel Tech, Inc. *	6,126	37,920
G&K Services, Inc., Class A	7,348	244,909
Healthcare Services Group, Inc.	23,512	458,014
Heidrick & Struggles International, Inc.	6,964	141,508
Herman Miller, Inc.	22,263	467,523
Higher One Holdings, Inc. *(a)	12,614	185,426
Hill International, Inc. *	9,862	52,860
HNI Corp.	14,145	357,586
Huron Consulting Group, Inc. *	8,625	329,303
ICF International, Inc. *	7,393	191,700
Innerworkings, Inc. *	11,040	125,856
Insperity, Inc.	9,063	273,068
Interface, Inc., Class A	21,425	262,456
KAR Auction Services, Inc. *	11,767	189,096
Kelly Services, Inc., Class A	11,042	165,630
Kforce, Inc. *	15,870	223,767
Kimball International, Inc., Class B	9,454	58,237
Knoll, Inc.	18,513	285,470
Korn/Ferry International *	18,115	289,297
McGrath Rentcorp	9,034	286,830
Metalico, Inc. *	15,870	79,667
Mine Safety Appliances Co.	12,080	445,269
Mistras Group, Inc. *	6,216	139,238
Mobile Mini, Inc. *	14,582	314,971
Monster Worldwide, Inc. *	50,037	347,257
Multi-Color Corp.	5,001	109,372
Navigant Consulting, Inc. *	20,010	270,335
On Assignment, Inc. *	14,164	196,596
Pendrell Corp. *	56,597	136,965
Quad Graphics, Inc. (a)	8,281	123,967
Resources Connection, Inc.	16,632	217,380
Rollins, Inc.	28,156	570,441
RPX Corp. *	6,900	116,265
Schawk, Inc.	3,692	40,870
School Specialty, Inc. *	5,175	16,560
Standard Parking Corp. *	6,214	112,163
Steelcase, Inc., Class A	32,085	281,706
Swisher Hygiene, Inc. *(a)	44,291	130,658
Sykes Enterprises, Inc. *	15,750	217,035
Team, Inc. *	7,284	222,890
Tetra Tech, Inc. *	23,355	573,599
The Advisory Board Co. *	6,210	502,637
The Brink’s Co.	17,622	444,956
The Corporate Executive Board Co.	13,130	544,107
The Geo Group, Inc. *	24,202	426,197
TMS International Corp., Class A *	4,830	57,477
TrueBlue, Inc. *	15,786	261,416
United Stationers, Inc.	16,667	484,010
US Ecology, Inc.	6,822	128,731
Viad Corp.	8,085	157,334

		17,734,155

Consumer Durables & Apparel 3.5%
American Greetings Corp., Class A	14,583	218,745
Beazer Homes USA, Inc. *(a)	28,635	89,341
Blyth, Inc.	2,419	154,332
Brookfield Residential Properties, Inc. *	12,181	126,439
Brunswick Corp.	34,155	816,646
Callaway Golf Co.	24,497	160,455
Carter’s, Inc. *	19,320	938,372
Cavco Industries, Inc. *	2,415	108,892
Columbia Sportswear Co.	5,535	276,363
Crocs, Inc. *	34,155	671,146
CSS Industries, Inc.	3,795	74,382
Deckers Outdoor Corp. *	14,839	1,109,364
Ethan Allen Interiors, Inc.	10,491	264,898
Furniture Brands International, Inc. *	17,974	28,758
G-III Apparel Group Ltd. *	6,210	154,753
Hanesbrands, Inc. *	36,915	1,060,568
Helen of Troy Ltd. *	11,385	370,012
Hovnanian Enterprises, Inc., Class A *(a)	24,072	66,679
Iconix Brand Group, Inc. *	27,830	505,393
iRobot Corp. *	10,111	258,033
JAKKS Pacific, Inc.	10,760	167,103
Jarden Corp.	35,190	1,241,151
K-Swiss, Inc., Class A *	10,350	34,466
KB HOME (a)	25,530	291,553
Kenneth Cole Productions, Inc., Class A *	4,485	70,370
La-Z-Boy, Inc. *	19,803	282,985
Leapfrog Enterprises, Inc. *	17,457	122,723
Liz Claiborne, Inc. *	35,880	350,906
M.D.C Holdings, Inc.	14,283	351,076
M/I Homes, Inc. *	7,319	88,633
Maidenform Brands, Inc. *	8,840	185,640
Marine Products Corp.	5,865	36,480
Meritage Homes Corp. *	10,174	263,405
Movado Group, Inc.	7,318	156,605
National Presto Industries, Inc. (a)	1,795	155,429
Oxford Industries, Inc.	5,520	278,208
Perry Ellis International, Inc. *	4,987	86,923
Polaris Industries, Inc.	25,185	1,663,721
Pool Corp.	18,630	678,132
PulteGroup, Inc. *	128,340	1,131,959
Quiksilver, Inc. *	50,715	237,346
Sealy Corp. *	18,975	32,637
Skechers U.S.A., Inc., Class A *	15,181	193,861
Skullcandy, Inc. *(a)	6,210	87,685
Smith & Wesson Holding Corp. *	24,495	128,109
Standard Pacific Corp. *	40,068	175,498

78 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Steven Madden Ltd. *	15,180	655,472
Sturm Ruger & Co., Inc.	7,590	317,110
The Jones Group, Inc.	32,255	317,712
The Ryland Group, Inc.	17,114	310,277
The Warnaco Group, Inc. *	16,560	972,238
True Religion Apparel, Inc. *	10,005	263,832
Under Armour, Inc., Class A *	14,839	1,324,232
UniFirst Corp.	5,869	352,610
Universal Electronics, Inc. *	5,434	106,289
Vera Bradley, Inc. *(a)	9,051	332,172
Weyco Group, Inc.	2,891	67,476
Wolverine World Wide, Inc.	18,477	704,713
Zagg, Inc. *(a)	8,625	90,563

		21,760,871

Consumer Services 4.0%
AFC Enterprises, Inc. *	9,808	156,830
Ambassadors Group, Inc.	6,779	35,725
American Public Education, Inc. *	7,245	283,714
Ameristar Casinos, Inc.	12,464	247,286
Bally Technologies, Inc. *	17,250	740,715
Biglari Holdings, Inc. *	690	283,252
BJ’s Restaurants, Inc. *	9,307	462,093
Bob Evans Farms, Inc.	12,075	444,360
Boyd Gaming Corp. *	21,390	171,334
Bravo Brio Restaurant Group, Inc. *	6,915	133,321
Bridgepoint Education, Inc. *(a)	7,025	171,129
Brinker International, Inc.	30,705	847,151
Buffalo Wild Wings, Inc. *	7,249	626,966
Caesars Entertainment Corp. *	682	7,720
Cambium Learning Group, Inc. *	3,276	9,435
Capella Education Co. *	4,830	187,404
Career Education Corp. *	22,983	198,114
CEC Entertainment, Inc.	7,590	289,634
Choice Hotels International, Inc.	12,765	479,581
Churchill Downs, Inc.	4,886	255,049
Coinstar, Inc. *(a)	11,725	682,747
Corinthian Colleges, Inc. *	29,325	131,669
Cracker Barrel Old Country Store, Inc.	8,631	480,488
Denny’s Corp. *	36,915	153,197
DineEquity, Inc. *	6,555	349,906
Domino’s Pizza, Inc. *	21,045	809,391
Education Management Corp. *(a)	10,447	188,777
Gaylord Entertainment Co. *	16,207	482,320
Grand Canyon Education, Inc. *	12,528	214,354
Hillenbrand, Inc.	23,805	546,801
International Speedway Corp., Class A	11,187	281,465
Interval Leisure Group, Inc. *	15,411	207,894
Isle of Capri Casinos, Inc. *	9,086	57,696
ITT Educational Services, Inc. *(a)	10,350	710,424
Jack in the Box, Inc. *	18,664	445,136
K12, Inc. *	13,800	297,528
Krispy Kreme Doughnuts, Inc. *	22,683	185,547
Life Time Fitness, Inc. *	15,289	756,347
Lincoln Educational Services Corp.	8,686	73,484
Matthews International Corp., Class A	11,385	353,163
Morgans Hotel Group Co. *	10,844	55,630
National American University Holdings, Inc.	3,796	26,230
Orient-Express Hotels Ltd., Class A *	35,451	350,610
P.F. Chang’s China Bistro, Inc.	8,280	317,290
Panera Bread Co., Class A *	11,385	1,759,893
Papa John’s International, Inc. *	7,598	282,342
Peet’s Coffee & Tea, Inc. *	4,830	311,004
Pinnacle Entertainment, Inc. *	23,805	262,093
Red Robin Gourmet Burgers, Inc. *	5,386	185,332
Regis Corp.	22,132	383,105
Ruby Tuesday, Inc. *	24,495	190,571
Scientific Games Corp., Class A *	22,971	241,425
Service Corp. International	86,940	985,900
Shuffle Master, Inc. *	20,355	297,183
Six Flags Entertainment Corp.	21,390	968,111
Sonic Corp. *	24,036	198,537
Sotheby’s	26,565	1,045,067
Speedway Motorsports, Inc.	4,889	75,877
Steiner Leisure Ltd. *	5,520	276,221
Stewart Enterprises, Inc., Class A	30,777	191,433
Strayer Education, Inc. (a)	4,830	496,983
Texas Roadhouse, Inc.	23,866	399,278
The Cheesecake Factory, Inc. *	20,173	597,928
The Marcus Corp.	7,342	88,471
The Wendy’s Co.	119,370	605,206
Universal Technical Institute, Inc. *	8,368	108,700
Vail Resorts, Inc.	14,145	595,505
WMS Industries, Inc. *	21,490	473,425

		25,208,497

Diversified Financials 2.2%
Advance America Cash Advance Centers, Inc.	19,665	203,926
Artio Global Investors, Inc.	11,912	57,058
Asset Acceptance Capital Corp. *	4,063	19,055
BGC Partners, Inc., Class A	31,439	221,016
Calamos Asset Management, Inc., Class A	8,084	99,110
Cardtronics, Inc. *	16,338	434,427
Cash America International, Inc.	11,389	528,222
Cohen & Steers, Inc. (a)	8,625	284,108
Cowen Group, Inc., Class A *	31,231	87,447
Credit Acceptance Corp. *	2,491	239,784
DFC Global Corp. *	16,307	292,058
Duff & Phelps Corp., Class A	10,501	144,494
Encore Capital Group, Inc. *	8,625	192,165
Epoch Holding Corp.	7,073	176,471
Evercore Partners, Inc., Class A	9,752	265,157
EZCORP, Inc., Class A *	17,595	554,242
FBR Capital Markets Corp. *	20,355	51,295
Federated Investors, Inc., Class B (a)	40,365	827,079
Financial Engines, Inc. *	15,394	354,832
First Cash Financial Services, Inc. *	10,695	451,971
FX Alliance, Inc. *	2,050	27,737
Gain Capital Holdings, Inc.	3,497	18,324
GAMCO Investors, Inc., Class A	1,455	67,090
GFI Group, Inc.	25,185	96,710
Gleacher & Co., Inc. *	27,945	42,476
Green Dot Corp., Class A *	7,806	249,246
Greenhill & Co., Inc.	11,040	485,318

See financial notes 79

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
HFF, Inc. *	13,500	194,535
ICG Group, Inc. *	14,982	129,894
Interactive Brokers Group, Inc., Class A	14,865	235,759
INTL FCStone, Inc. *	5,434	123,080
Investment Technology Group, Inc. *	16,338	187,887
Janus Capital Group, Inc.	71,395	629,704
KBW, Inc.	11,389	188,260
Knight Capital Group, Inc., Class A *	37,066	491,125
Life Partners Holdings, Inc. (a)	3,481	14,794
MarketAxess Holdings, Inc.	12,765	422,777
Nelnet, Inc., Class A	10,779	284,781
Netspend Holdings, Inc. *	12,765	109,907
NewStar Financial, Inc. *	11,490	113,291
Oppenheimer Holdings, Inc., Class A	4,021	67,312
PHH Corp. *	21,554	293,565
PICO Holdings, Inc. *	8,722	192,843
Piper Jaffray Cos., Inc. *	7,401	181,917
Portfolio Recovery Associates, Inc. *	6,555	457,080
Pzena Investment Management, Inc., Class A	3,795	19,506
Safeguard Scientifics, Inc. *	7,246	122,530
Stifel Financial Corp. *	20,692	776,571
SWS Group, Inc.	12,420	69,428
The First Marblehead Corp. *	24,497	29,886
Virtus Investment Partners, Inc. *	2,415	192,089
Waddell & Reed Financial, Inc., Class A	33,465	1,056,155
Westwood Holdings Group, Inc.	2,417	93,635
WisdomTree Investments, Inc. *	26,910	190,523
World Acceptance Corp. *	5,627	357,427

		13,697,079

Energy 6.2%
Abraxas Petroleum Corp. *(a)	34,845	140,077
Alon USA Energy, Inc.	4,668	43,879
Amyris, Inc. *(a)	7,749	41,690
Apco Oil & Gas International, Inc. (a)	3,450	259,371
Approach Resources, Inc. *	7,986	275,996
ATP Oil & Gas Corp. *(a)	17,038	136,304
Atwood Oceanics, Inc. *	21,430	1,019,211
Basic Energy Services, Inc. *	11,042	219,294
Berry Petroleum Co., Class A	21,045	1,135,588
Bill Barrett Corp. *	16,560	484,049
Bonanza Creek Energy, Inc. *	3,795	70,587
BPZ Resources, Inc. *(a)	40,710	130,679
Bristow Group, Inc.	13,173	621,897
C&J Energy Services, Inc. *(a)	4,308	87,539
Cal Dive International, Inc. *	36,225	105,053
CARBO Ceramics, Inc. (a)	7,592	695,807
Carrizo Oil & Gas, Inc. *	13,373	376,717
Cheniere Energy, Inc. *	27,630	415,555
Clayton Williams Energy, Inc. *	3,450	304,808
Clean Energy Fuels Corp. *(a)	19,416	364,827
Cloud Peak Energy, Inc. *	22,871	405,274
Comstock Resources, Inc. *	17,964	287,963
Contango Oil & Gas Co. *	5,175	329,027
Crosstex Energy, Inc.	17,657	242,431
CVR Energy, Inc. *	34,155	929,358
Dawson Geophysical Co. *	3,105	117,648
Delek US Holdings, Inc.	5,703	75,337
DHT Holding, Inc.	20,700	22,977
Dresser-Rand Group, Inc. *	28,635	1,503,910
Dril-Quip, Inc. *	13,800	965,862
Endeavour International Corp. *(a)	14,071	162,801
Energy Partners Ltd. *	11,449	195,091
Exterran Holdings, Inc. *	24,252	349,229
FX Energy, Inc. *	19,787	125,252
Gastar Exploration Ltd. *	22,425	64,360
GeoResources, Inc. *	8,282	265,355
Gevo, Inc. *(a)	2,689	26,917
Global Geophysical Services, Inc. *	8,161	87,976
GMX Resources, Inc. *(a)	21,811	38,387
Goodrich Petroleum Corp. *(a)	10,272	163,633
Green Plains Renewable Energy, Inc. *	8,640	98,064
Gulf Island Fabrication, Inc.	4,683	137,259
Gulfmark Offshore, Inc., Class A *	10,185	511,694
Gulfport Energy Corp. *	17,595	591,544
Hallador Energy Co. (a)	2,108	21,291
Harvest Natural Resources, Inc. *(a)	12,939	85,656
Helix Energy Solutions Group, Inc. *	37,777	726,829
Hercules Offshore, Inc. *	52,095	264,643
Hornbeck Offshore Services, Inc. *	11,730	477,997
Houston American Energy Corp. *(a)	7,300	79,132
Hyperdynamics Corp. *(a)	51,750	70,380
ION Geophysical Corp. *	44,850	321,126
Isramco, Inc. *	408	33,701
James River Coal Co. *(a)	13,665	78,300
Key Energy Services, Inc. *	57,270	977,026
KiOR, Inc., Class A *(a)	3,949	34,356
Kodiak Oil & Gas Corp. *	94,530	915,996
Laredo Petroleum Holdings, Inc. *	6,555	166,300
Lufkin Industries, Inc.	11,725	933,779
Magnum Hunter Resources Corp. *(a)	47,437	328,264
Matador Resources Co. *	5,470	64,874
Matrix Service Co. *	10,410	137,828
McMoRan Exploration Co. *	41,083	575,162
Newpark Resources, Inc. *	34,500	271,515
Northern Oil and Gas, Inc. *	23,616	559,935
Oasis Petroleum, Inc. *	26,902	862,747
Oil States International, Inc. *	19,669	1,597,516
Overseas Shipholding Group, Inc. (a)	10,473	92,686
OYO Geospace Corp. *	2,070	227,804
Parker Drilling Co. *	44,505	281,717
Patriot Coal Corp. *	34,156	246,948
Penn Virginia Corp.	17,443	85,296
Petroleum Development Corp. *	9,097	296,016
PetroQuest Energy, Inc. *	21,601	131,766
PHI, Inc. *	5,177	114,412
Pioneer Drilling Co. *	23,148	230,554
Quicksilver Resources, Inc. *	45,408	251,560
Recovery Energy, Inc. *(a)	4,140	17,140
Renewable Energy Group, Inc. *	3,076	29,437
Rentech, Inc. *	84,180	149,840
Resolute Energy Corp. *	19,101	213,167
Rex Energy Corp. *	17,940	206,310
Rosetta Resources, Inc. *	20,355	1,038,919
RPC, Inc. (a)	18,373	294,152
Sanchez Energy Corp. *	4,140	99,070
SEACOR Holdings, Inc. *	8,282	818,924
SemGroup Corp., Class A *	14,145	401,294

80 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ship Finance International Ltd. (a)	16,098	221,026
Solazyme, Inc. *(a)	4,272	58,868
Stone Energy Corp. *	19,320	617,274
Superior Energy Services, Inc. *	59,329	1,740,713
Swift Energy Co. *	16,560	497,297
Targa Resources Corp.	12,765	567,149
Teekay Corp.	16,207	466,762
Tesco Corp. *	12,420	190,274
Tesoro Corp. *	54,510	1,446,150
TETRA Technologies, Inc. *	28,445	258,565
Unit Corp. *	18,975	902,641
USEC, Inc. *(a)	55,200	73,968
VAALCO Energy, Inc. *	21,391	168,775
Venoco, Inc. *	10,831	118,058
Voyager Oil & Gas, Inc. *(a)	20,700	67,068
W&T Offshore, Inc.	14,174	357,894
Warren Resources, Inc. *	26,787	104,469
Western Refining, Inc.	20,824	377,956
Willbros Group, Inc. *	18,630	78,246
World Fuel Services Corp.	27,255	1,135,443

		38,886,238

Food & Staples Retailing 0.9%
Arden Group, Inc., Class A	690	61,783
Casey’s General Stores, Inc.	14,490	742,323
Chefs’ Warehouse Holdings, LLC *	5,520	115,920
Fresh Market, Inc. *	11,730	528,085
Ingles Markets, Inc., Class A	4,963	88,689
Nash Finch Co.	4,706	126,168
PriceSmart, Inc.	6,900	445,947
Rite Aid Corp. *	228,045	351,189
Roundy’s, Inc. *	7,180	71,800
Ruddick Corp.	16,215	664,166
Spartan Stores, Inc.	8,625	153,870
SUPERVALU, Inc. (a)	80,730	527,167
Susser Holdings Corp. *	2,992	75,817
The Andersons, Inc.	7,000	301,630
The Pantry, Inc. *	9,233	114,766
United Natural Foods, Inc. *	18,630	848,038
Village Super Market, Inc., Class A	1,915	57,622
Weis Markets, Inc.	4,485	192,227
Winn-Dixie Stores, Inc. *	20,355	192,965

		5,660,172

Food, Beverage & Tobacco 1.5%
Alico, Inc.	1,450	33,727
Alliance One International, Inc. *	37,950	140,036
B&G Foods, Inc.	18,368	427,607
Cal-Maine Foods, Inc.	4,926	189,651
Calavo Growers, Inc.	4,742	130,405
Central European Distribution Corp. *(a)	24,497	106,807
Chiquita Brands International, Inc. *	17,377	166,645
Coca-Cola Bottling Co. Consolidated	2,070	133,391
Darling International, Inc. *	43,856	701,257
Dean Foods Co. *	70,380	862,859
Diamond Foods, Inc. (a)	8,629	206,406
Dole Food Co., Inc. *	13,920	133,354
Flowers Foods, Inc.	52,440	1,003,702
Fresh Del Monte Produce, Inc.	14,492	325,490
Harbinger Group, Inc. *	3,625	16,530
J&J Snack Foods Corp.	5,520	276,938
Lancaster Colony Corp.	7,590	494,640
Limoneira Co. (a)	3,481	63,842
National Beverage Corp. *	3,890	62,279
Pilgrim’s Pride Corp. *	21,635	135,651
Primo Water Corp. *	5,175	13,766
Sanderson Farms, Inc.	7,935	390,402
Seneca Foods Corp., Class A *	3,883	99,482
Smart Balance, Inc. *	21,105	126,419
Snyders-Lance, Inc.	23,951	537,700
Star Scientific, Inc. *(a)	43,393	162,724
The Boston Beer Co., Inc., Class A *(a)	3,450	326,094
The Hain Celestial Group, Inc. *	14,137	577,355
Tootsie Roll Industries, Inc. (a)	11,097	258,005
TreeHouse Foods, Inc. *	13,804	795,110
Universal Corp.	9,315	427,931
Vector Group Ltd. (a)	15,040	272,976

		9,599,181

Health Care Equipment & Services 7.2%
Abaxis, Inc. *	8,282	219,970
ABIOMED, Inc. *	12,573	262,524
Accretive Health, Inc. *(a)	14,759	383,586
Accuray, Inc. *	23,199	157,289
Air Methods Corp. *	4,485	404,682
Alere, Inc. *	34,155	868,562
Align Technology, Inc. *	22,964	588,108
Alimera Sciences, Inc. *(a)	3,590	13,498
Allscripts Healthcare Solutions, Inc. *	70,725	1,366,407
Almost Family, Inc. *	3,306	75,641
Alphatec Holdings, Inc. *	21,045	39,565
Amedisys, Inc. *	11,122	142,918
AMERIGROUP Corp. *	18,287	1,242,236
AMN Healthcare Services, Inc. *	15,263	81,504
AmSurg Corp. *	11,939	311,966
Analogic Corp.	4,830	275,068
AngioDynamics, Inc. *	9,438	122,883
ArthroCare Corp. *	11,040	288,144
Assisted Living Concepts, Inc., Class A	7,717	123,858
athenahealth, Inc. *	13,455	950,865
Atrion Corp.	692	142,552
Bio-Reference Labs, Inc. *	9,237	186,033
BioScrip, Inc. *	20,520	130,097
Brookdale Senior Living, Inc. *	38,643	720,305
Cantel Medical Corp.	8,280	167,173
Catalyst Health Solutions, Inc. *	16,905	1,048,448
Centene Corp. *	19,320	942,816
Chemed Corp.	8,280	511,870
Community Health Systems, Inc. *	34,990	883,148
Computer Programs & Systems, Inc.	4,489	273,111
Conceptus, Inc. *	10,226	137,744
CONMED Corp. *	10,695	319,139
CorVel Corp. *	2,512	113,894
Cross Country Healthcare, Inc. *	12,075	68,344
CryoLife, Inc. *	10,524	57,356
Cyberonics, Inc. *	10,538	392,330
Dexcom, Inc. *	25,899	279,450

See financial notes 81

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Emeritus Corp. *	11,552	213,250
Endologix, Inc. *	19,665	260,168
ePocrates, Inc. *	5,764	53,605
ExamWorks Group, Inc. *	12,987	134,026
Gentiva Health Services, Inc. *	11,444	89,835
Greatbatch, Inc. *	8,987	222,428
Greenway Medical Technologies *(a)	2,734	40,463
Haemonetics Corp. *	10,005	670,635
Hanger Orthopedic Group, Inc. *	12,664	262,018
Health Management Associates, Inc., Class A *	96,463	711,897
Health Net, Inc. *	34,155	1,289,010
HEALTHSOUTH Corp. *	36,570	744,565
Healthways, Inc. *	13,237	105,234
Hill-Rom Holdings, Inc.	24,142	820,104
HMS Holdings Corp. *	32,430	1,044,895
ICU Medical, Inc. *	4,830	221,600
Insulet Corp. *	15,395	303,589
Integra LifeSciences Holdings Corp. *	8,280	261,648
Invacare Corp.	11,942	197,162
IPC The Hospitalist Co. *	6,210	225,858
IRIS International, Inc. *	7,319	81,753
Kensey Nash Corp.	3,289	74,266
Kindred Healthcare, Inc. *	19,939	205,172
Landauer, Inc.	3,795	203,564
LHC Group, Inc. *	6,031	102,648
LifePoint Hospitals, Inc. *	18,630	726,011
Lincare Holdings, Inc.	33,810	908,137
Magellan Health Services, Inc. *	11,040	521,750
MAKO Surgical Corp. *(a)	14,145	553,069
Masimo Corp. *	20,879	455,162
MedAssets, Inc. *	20,459	292,155
MedCath Corp.	7,690	59,674
Medidata Solutions, Inc. *	8,809	175,651
MEDNAX, Inc. *	18,630	1,385,886
Merge Healthcare, Inc. *	22,187	144,881
Meridian Bioscience, Inc.	15,934	287,131
Merit Medical Systems, Inc. *	15,914	199,243
MModal, Inc. *	11,906	122,513
Molina Healthcare, Inc. *	11,640	395,294
MWI Veterinary Supply, Inc. *	4,832	418,306
National Healthcare Corp.	4,140	185,555
Natus Medical, Inc. *	11,516	120,573
Navidea Biopharmaceuticals, Inc. *(a)	32,327	96,981
Neogen Corp. *	9,034	313,480
NuVasive, Inc. *	15,058	236,260
NxStage Medical, Inc. *	18,101	362,020
Omnicell, Inc. *	12,314	183,725
OraSure Technologies, Inc. *	17,087	171,383
Orthofix International N.V. *	6,935	271,921
Owens & Minor, Inc.	24,840	744,206
Palomar Medical Technologies, Inc. *	6,769	74,730
PharMerica Corp. *	11,199	137,300
PSS World Medical, Inc. *	20,026	485,230
Quality Systems, Inc.	14,490	621,186
Quidel Corp. *	11,051	156,703
RTI Biologics, Inc. *	20,719	76,660
Select Medical Holdings Corp. *	21,390	180,104
Sirona Dental Systems, Inc. *	21,390	1,067,361
Skilled Healthcare Group, Inc., Class A *	9,109	59,482
STERIS Corp.	20,692	649,315
Sun Healthcare Group, Inc. *	9,660	43,084
Sunrise Senior Living, Inc. *(a)	20,727	160,427
SurModics, Inc. *	6,581	93,450
Symmetry Medical, Inc. *	13,553	98,124
Team Health Holdings, Inc. *	11,056	239,805
Teleflex, Inc.	15,525	920,167
Tenet Healthcare Corp. *	165,255	933,691
The Cooper Cos., Inc.	17,940	1,425,871
The Ensign Group, Inc.	6,555	179,673
Thoratec Corp. *	22,770	785,565
Triple-S Management Corp., Class B *	7,801	184,650
Unilife Corp. *(a)	24,190	89,745
Universal American Corp.	13,895	157,569
Vanguard Health Systems, Inc. *	13,800	137,448
VCA Antech, Inc. *	33,120	728,309
Volcano Corp. *	20,355	570,551
WellCare Health Plans, Inc. *	16,215	1,100,350
West Pharmaceutical Services, Inc.	12,787	531,939
Wright Medical Group, Inc. *	15,629	258,816
Zeltiq Aesthetics, Inc. *(a)	2,415	26,758
Zoll Medical Corp. *	8,625	630,919

		44,968,426

Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	18,491	176,959
Elizabeth Arden, Inc. *	10,695	397,319
Inter Parfums, Inc.	6,555	110,583
Medifast, Inc. *(a)	5,654	91,764
Nature’s Sunshine Products, Inc. *	3,837	56,596
Nu Skin Enterprises, Inc., Class A	22,425	1,295,268
Prestige Brands Holdings, Inc., Class A *	18,720	308,880
Revlon, Inc., Class A *	4,580	69,433
Spectrum Brands Holdings, Inc. *	9,393	266,949
USANA Health Sciences, Inc. *(a)	3,450	127,995
WD-40 Co.	5,902	254,258

		3,156,004

Insurance 3.0%
American Equity Investment Life Holding Co.	22,278	269,564
American National Insurance Co.	5,520	397,992
AMERISAFE, Inc. *	7,129	160,830
AmTrust Financial Services, Inc.	9,149	247,114
Argo Group International Holdings Ltd.	11,618	346,797
Arthur J. Gallagher & Co.	42,780	1,459,654
Aspen Insurance Holdings Ltd.	27,255	723,075
Baldwin & Lyons, Inc., Class B	3,834	80,667
Citizens, Inc. *	14,704	157,039
CNO Financial Group, Inc. *	85,560	634,855
Crawford & Co., Class B	9,852	43,349
Delphi Financial Group, Inc., Class A	18,630	830,153
Donegal Group, Inc., Class A	3,529	48,594
eHealth, Inc. *	7,374	110,831
EMC Insurance Group, Inc.	1,964	41,381

82 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Employers Holdings, Inc.	14,146	244,584
Endurance Specialty Holdings Ltd.	15,525	597,092
Enstar Group Ltd. *	3,797	368,233
FBL Financial Group, Inc., Class A	5,056	171,752
First American Financial Corp.	39,537	608,870
Flagstone Reinsurance Holdings S.A.	20,700	163,944
Global Indemnity plc *	5,870	112,293
Greenlight Capital Re Ltd., Class A *	11,767	277,113
Hanover Insurance Group, Inc.	17,940	732,311
Harleysville Group, Inc.	4,830	273,426
Hilltop Holdings, Inc. *	15,650	128,956
Horace Mann Educators Corp.	15,252	264,317
Infinity Property & Casualty Corp.	4,830	264,829
Kansas City Life Insurance Co.	1,532	49,055
Kemper Corp.	16,905	483,821
Maiden Holdings Ltd.	23,805	205,913
MBIA, Inc. *(a)	58,305	628,528
Meadowbrook Insurance Group, Inc.	20,355	193,780
Mercury General Corp.	10,005	429,014
Montpelier Re Holdings Ltd.	23,805	410,636
National Financial Partners Corp. *	15,927	243,046
National Interstate Corp.	2,681	64,746
National Western Life Insurance Co., Class A	1,035	140,512
OneBeacon Insurance Group Ltd., Class A	8,627	131,562
Platinum Underwriters Holdings Ltd.	14,490	515,264
Presidential Life Corp.	7,433	80,425
Primerica, Inc.	18,285	457,491
ProAssurance Corp.	11,385	999,148
Protective Life Corp.	33,465	929,323
RLI Corp.	6,585	461,345
Safety Insurance Group, Inc.	5,520	235,594
Seabright Holdings, Inc.	7,792	63,739
Selective Insurance Group, Inc.	20,700	355,626
StanCorp Financial Group, Inc.	17,250	685,860
State Auto Financial Corp.	5,756	80,469
Stewart Information Services Corp. (a)	6,821	89,628
Symetra Financial Corp.	29,670	294,920
The Navigators Group, Inc. *	4,537	213,284
The Phoenix Cos., Inc. *	41,745	86,412
Tower Group, Inc.	13,914	320,718
United Fire Group, Inc.	8,790	176,591
Universal Insurance Holdings, Inc.	9,564	38,543

		18,824,608

Materials 5.7%
A. Schulman, Inc.	11,761	303,904
A.M. Castle & Co. *	7,075	81,009
AbitibiBowater, Inc. *	27,712	423,994
AK Steel Holding Corp.	40,818	323,279
AMCOL International Corp.	10,218	299,694
American Vanguard Corp.	9,232	152,513
Balchem Corp.	11,385	310,241
Boise, Inc.	45,605	375,329
Buckeye Technologies, Inc.	15,196	519,095
Cabot Corp.	23,805	964,341
Calgon Carbon Corp. *	20,955	316,630
Carpenter Technology Corp.	16,900	866,970
Century Aluminum Co. *	24,303	238,412
Chemtura Corp. *	37,260	578,275
Clearwater Paper Corp. *	8,675	297,639
Coeur d’Alene Mines Corp. *	35,190	1,000,804
Commercial Metals Co.	44,012	584,919
Compass Minerals International, Inc.	12,422	895,005
Cytec Industries, Inc.	19,320	1,148,767
Deltic Timber Corp.	4,830	314,964
Domtar Corp.	14,145	1,356,081
Eagle Materials, Inc.	17,135	537,696
Ferro Corp. *	32,775	181,901
FutureFuel Corp.	5,261	58,134
General Moly, Inc. *(a)	24,630	88,914
Georgia Gulf Corp. *	12,599	406,444
Glatfelter	17,599	274,720
Globe Specialty Metals, Inc.	20,076	285,481
Graphic Packaging Holding Co. *	48,645	256,846
Greif, Inc., Class A	15,525	795,035
H.B. Fuller Co.	18,875	568,704
Hawkins, Inc.	3,236	125,395
Haynes International, Inc.	4,830	305,691
Headwaters, Inc. *	23,115	70,270
Hecla Mining Co.	106,950	543,306
Horsehead Holding Corp. *	16,784	191,338
Innophos Holdings, Inc.	8,316	418,960
Intrepid Potash, Inc. *	19,680	497,707
Kaiser Aluminum Corp.	6,266	302,898
KapStone Paper and Packaging Corp. *	16,095	323,510
Koppers Holdings, Inc.	7,961	299,572
Kraton Performance Polymers, Inc. *	12,420	345,152
Kronos Worldwide, Inc.	7,599	177,589
Louisiana-Pacific Corp. *	49,808	406,931
LSB Industries, Inc. *	7,245	291,394
Materion Corp. *	7,694	225,819
McEwen Mining, Inc. *(a)	73,830	386,131
Metals USA Holdings Corp. *	4,977	65,099
Minerals Technologies, Inc.	6,900	445,533
Myers Industries, Inc.	13,110	174,625
Neenah Paper, Inc.	5,394	150,439
NewMarket Corp.	3,795	692,322
NL Industries, Inc.	2,898	42,890
Noranda Aluminium Holding Corp.	8,545	102,540
Olin Corp.	27,600	580,428
Olympic Steel, Inc.	3,834	89,869
OM Group, Inc. *	12,265	337,042
Omnova Solutions, Inc. *	17,250	87,975
Packaging Corp. of America	38,985	1,155,515
PolyOne Corp.	34,749	466,679
Quaker Chemical Corp.	4,831	199,086
Rock-Tenn Co., Class A	27,600	1,945,524
RPM International, Inc.	50,359	1,202,069
RTI International Metals, Inc. *	11,232	253,169
Schnitzer Steel Industries, Inc., Class A	8,979	405,492
Schweitzer-Mauduit International, Inc.	6,210	435,010
Sensient Technologies Corp.	19,320	714,647
Silgan Holdings, Inc.	17,940	762,809
Solutia, Inc.	46,920	1,318,921
Spartech Corp. *	9,712	56,330
Stepan Co.	3,105	271,470

See financial notes 83

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Stillwater Mining Co. *	43,470	617,274
STR Holdings, Inc. *	16,215	115,127
SunCoke Energy, Inc. *	26,565	380,676
Texas Industries, Inc. (a)	8,785	297,197
TPC Group, Inc. *	5,523	191,869
United States Lime & Minerals, Inc. *	725	44,153
US Silica Holdings, Inc. *(a)	4,786	80,979
W.R. Grace & Co. *	24,150	1,375,584
Wausau Paper Corp.	18,474	172,547
Westlake Chemical Corp.	7,590	457,146
Worthington Industries, Inc.	20,700	349,209
Zep, Inc.	8,370	126,973
Zoltek Cos., Inc. *	10,519	127,175

		36,008,795

Media 1.4%
Arbitron, Inc.	10,188	340,687
Ascent Media Corp., Class A *	5,865	288,793
Belo Corp., Class A	35,190	252,312
Cinemark Holdings, Inc.	37,260	779,479
Crown Media Holdings, Inc., Class A *(a)	12,452	15,939
Digital Domain Media Group, Inc. *(a)	2,760	15,484
Digital Generation, Inc. *	9,048	90,480
DreamWorks Animation SKG, Inc., Class A *	26,220	452,557
Entercom Communications Corp., Class A *	10,005	70,035
Entravision Communications Corp., Class A	19,100	31,706
Fisher Communications, Inc. *	2,298	65,884
Harte-Hanks, Inc.	16,800	146,832
Journal Communications, Inc., Class A *	15,733	74,732
Knology, Inc. *	12,891	229,846
Lamar Advertising Co., Class A *	22,483	735,194
LIN TV Corp., Class A *	12,255	50,491
Live Nation Entertainment, Inc. *	59,714	556,534
Madison Square Garden, Inc., Class A *	22,109	704,172
Martha Stewart Living Omnimedia, Class A (a)	10,695	48,127
Meredith Corp. (a)	14,490	476,721
Morningstar, Inc.	9,752	583,852
National CineMedia, Inc.	20,900	332,519
Pandora Media, Inc. *	23,460	306,388
ReachLocal, Inc. *	3,522	27,472
Regal Entertainment Group, Class A (a)	29,238	404,069
Scholastic Corp.	9,315	284,759
Sinclair Broadcast Group, Inc.	18,352	209,580
The Dolan Media Co. *	10,352	92,961
The E.W. Scripps Co., Class A *	12,653	120,456
The McClatchy Co., Class A *(a)	19,320	49,073
The New York Times Co., Class A *	48,990	322,844
Valassis Communications, Inc. *	17,681	441,671
World Wrestling Entertainment, Inc., Class A (a)	11,051	101,006

		8,702,655

Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Achillion Pharmaceuticals, Inc. *	17,498	183,729
Acorda Therapeutics, Inc. *	15,525	406,134
Aedea Biosciences, Inc. *	9,315	198,596
Affymax, Inc. *	14,145	144,420
Affymetrix, Inc. *	23,690	98,787
Akorn, Inc. *	25,451	318,901
Alkermes plc *	37,260	656,149
Allos Therapeutics, Inc. *	20,355	30,329
Alnylam Pharmaceuticals, Inc. *	16,905	225,513
AMAG Pharmaceuticals, Inc. *	8,491	134,243
Amylin Pharmaceuticals, Inc. *	50,840	868,856
Arena Pharmaceuticals, Inc. *	60,375	107,467
ARIAD Pharmaceuticals, Inc. *	57,960	831,146
ArQule, Inc. *	20,155	143,100
Array BioPharma, Inc. *	30,280	85,087
Auxilium Pharmaceuticals, Inc. *	18,118	358,012
AVANIR Pharmaceuticals, Inc. *(a)	46,643	128,735
AVEO Pharmaceuticals, Inc. *	16,273	212,200
Bio-Rad Laboratories, Inc., Class A *	7,603	774,898
BioCryst Pharmaceuticals, Inc. *(a)	14,698	68,493
BioMarin Pharmaceutical, Inc. *	44,160	1,578,720
Bruker Corp. *	35,880	575,156
Cadence Pharmaceuticals, Inc. *(a)	20,768	77,880
Cell Therapeutics, Inc. *(a)	72,462	92,751
Cepheid, Inc. *	24,495	989,353
Charles River Laboratories International, Inc. *	20,355	715,071
ChemoCentryx, Inc. *	1,708	17,490
Clovis Oncology, Inc. *(a)	3,450	86,216
Codexis, Inc. *	6,231	24,550
Cubist Pharmaceuticals, Inc. *	23,460	1,005,496
Cytori Therapeutics, Inc. *(a)	19,665	63,911
Dendreon Corp. *(a)	57,256	644,703
Durect Corp. *	30,360	22,466
Dyax Corp. *	37,260	55,517
Emergent Biosolutions, Inc. *	8,802	134,407
Endocyte, Inc. *	11,730	41,642
Enzo Biochem, Inc. *	12,302	31,739
Enzon Pharmaceuticals, Inc. *	13,885	98,167
eResearchTechnology, Inc. *	17,851	113,889
Exact Sciences Corp. *	19,568	183,744
Exelixis, Inc. *	48,990	278,263
Fluidigm Corp. *	6,103	88,005
Genomic Health, Inc. *	7,592	221,535
Geron Corp. *	50,025	100,050
Halozyme Therapeutics, Inc. *	32,303	371,808
Hi-Tech Pharmacal Co., Inc. *	3,795	151,496
Idenix Pharmaceuticals, Inc. *	25,546	300,676
ImmunoGen, Inc. *	28,897	397,912
Immunomedics, Inc. *	25,238	89,847
Impax Laboratories, Inc. *	24,873	580,785
Incyte Corp. *(a)	37,950	643,632
InterMune, Inc. *	24,840	333,353
Ironwood Pharmaceuticals, Inc. *	17,970	240,618
Isis Pharmaceuticals, Inc. *	35,880	326,867
Jazz Pharmaceuticals plc *	5,883	308,681
Lexicon Pharmaceuticals, Inc. *	65,550	111,435
Luminex Corp. *	15,608	350,712
MannKind Corp. *(a)	34,500	80,730
MAP Pharmaceuticals, Inc. *	9,550	153,277

84 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Medicis Pharmaceutical Corp., Class A	24,495	855,855
Medivation, Inc. *	13,455	881,437
Metabolix, Inc. *(a)	11,784	32,406
Micromet, Inc. *	33,950	373,110
Momenta Pharmaceuticals, Inc. *	17,011	249,381
Myriad Genetics, Inc. *	33,120	801,504
Nektar Therapeutics *(a)	43,272	310,260
Neurocrine Biosciences, Inc. *	24,495	192,776
Novavax, Inc. *	37,260	47,320
NPS Pharmaceuticals, Inc. *	32,284	220,177
Obagi Medical Products, Inc. *	7,146	81,107
Onyx Pharmaceuticals, Inc. *	25,185	965,089
Opko Health, Inc. *(a)	58,650	289,731
Optimer Pharmaceuticals, Inc. *(a)	16,130	206,303
Osiris Therapeutics, Inc. *(a)	5,911	30,855
Pacific Biosciences of California, Inc. *	16,632	69,355
Pain Therapeutics, Inc. *	13,116	48,136
Par Pharmaceutical Cos., Inc. *	14,145	524,921
PAREXEL International Corp. *	22,590	553,003
PDL BioPharma, Inc.	53,130	338,969
Pharmacyclics, Inc. *	20,700	521,433
POZEN, Inc. *	7,391	32,225
Progenics Pharmaceuticals, Inc. *	11,132	108,537
Questcor Pharmaceuticals, Inc. *	22,425	872,332
Rigel Pharmaceuticals, Inc. *	26,487	264,870
Sagent Pharmaceuticals, Inc. *	5,520	119,729
Salix Pharmaceuticals Ltd. *	20,355	1,003,909
Sangamo BioSciences, Inc. *(a)	18,382	96,873
Santarus, Inc. *	20,378	92,109
Savient Pharmaceuticals, Inc. *(a)	24,150	48,542
Seattle Genetics, Inc. *(a)	38,491	710,544
Sequenom, Inc. *	42,780	184,810
SIGA Technologies, Inc. *(a)	13,800	39,330
Spectrum Pharmaceuticals, Inc. *	22,080	313,315
Sucampo Pharmaceuticals, Inc., Class A *	4,830	35,259
Synergy Pharmaceuticals, Inc. *	9,315	41,731
Targacept, Inc. *	10,572	72,101
The Medicines Co. *	20,548	440,344
Theravance, Inc. *	27,255	509,668
Vanda Pharmaceuticals, Inc. *	11,080	51,411
ViroPharma, Inc. *	26,910	862,735
VIVUS, Inc. *	33,340	750,150
XenoPort, Inc. *	13,349	53,396
ZIOPHARM Oncology, Inc. *(a)	26,220	128,740

		32,083,133

Real Estate 8.5%
Acadia Realty Trust	16,215	343,596
Alexander’s, Inc.	1,035	392,731
American Assets Trust, Inc.	11,187	240,744
American Campus Communities, Inc.	26,565	1,093,150
American Capital Mortgage Investment Corp.	3,242	69,898
Anworth Mortgage Asset Corp.	50,370	327,405
Apartment Investment & Management Co., Class A	46,230	1,148,353
ARMOUR Residential REIT, Inc.	46,230	326,846
Ashford Hospitality Trust	25,554	215,676
Associated Estates Realty Corp.	16,024	239,078
AV Homes, Inc. *	3,720	38,948
BioMed Realty Trust, Inc.	58,413	1,075,967
Brandywine Realty Trust	51,060	551,959
Campus Crest Communities, Inc.	11,947	126,519
CapLease, Inc.	25,875	104,276
Capstead Mortgage Corp.	31,654	420,998
CBL & Associates Properties, Inc.	53,820	948,847
Cedar Realty Trust, Inc.	20,355	96,890
Chesapeake Lodging Trust	12,082	213,006
Cogdell Spencer, Inc.	17,633	74,588
Colonial Properties Trust	33,810	693,781
Colony Financial, Inc.	12,420	207,166
CommonWealth REIT	32,430	603,198
Coresite Realty Corp.	7,662	163,584
Corporate Office Properties Trust	27,945	685,211
Cousins Properties, Inc.	32,085	237,108
CreXus Investment Corp.	25,530	284,659
CubeSmart	43,470	490,342
DCT Industrial Trust, Inc.	94,185	533,087
DiamondRock Hospitality Co.	63,825	635,697
Douglas Emmett, Inc.	48,300	1,017,681
Duke Realty Corp.	95,910	1,331,231
DuPont Fabros Technology, Inc.	23,806	545,157
EastGroup Properties, Inc.	10,073	485,418
Education Realty Trust, Inc.	33,120	340,474
Entertainment Properties Trust	17,595	800,572
Equity Lifestyle Properties, Inc.	15,180	1,009,622
Equity One, Inc.	23,236	441,949
Extra Space Storage, Inc.	35,880	946,156
FelCor Lodging Trust, Inc. *	47,265	181,498
First Industrial Realty Trust, Inc. *	30,360	358,855
First Potomac Realty Trust	19,464	257,509
Forest City Enterprises, Inc., Class A *	49,697	726,570
Forestar Group, Inc. *	13,916	218,342
Franklin Street Properties Corp.	28,697	295,866
Getty Realty Corp.	10,898	185,266
Glimcher Realty Trust	40,369	399,653
Government Properties Income Trust	13,924	324,847
Hatteras Financial Corp.	29,670	845,002
Healthcare Realty Trust, Inc.	29,196	603,481
Hersha Hospitality Trust	56,580	284,597
Highwoods Properties, Inc.	27,600	883,200
Home Properties, Inc.	18,630	1,073,647
Hospitality Properties Trust	46,920	1,160,332
Hudson Pacific Properties, Inc.	8,794	134,460
Inland Real Estate Corp.	29,528	256,008
Invesco Mortgage Capital	44,505	762,371
Investors Real Estate Trust	30,705	234,279
iStar Financial, Inc. *(a)	28,998	204,436
Kennedy-Wilson Holdings, Inc.	13,110	177,247
Kilroy Realty Corp.	26,191	1,148,213
Kite Realty Group Trust	22,770	111,801
LaSalle Hotel Properties	33,465	892,846
Lexington Realty Trust	52,785	456,590
LTC Properties, Inc.	11,430	352,730
Mack-Cali Realty Corp.	34,155	976,833
Medical Properties Trust, Inc.	50,644	492,260
MFA Financial, Inc.	136,620	997,326

See financial notes 85

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mid-America Apartment Communities, Inc.	14,145	882,224
National Health Investors, Inc.	9,307	438,639
National Retail Properties, Inc.	36,570	974,590
NorthStar Realty Finance Corp.	36,225	193,441
OMEGA Healthcare Investors, Inc.	39,163	797,750
Parkway Properties, Inc.	8,851	88,421
Pebblebrook Hotel Trust	19,665	421,421
Pennsylvania REIT	21,045	282,424
Pennymac Mortgage Investment Trust	10,410	187,380
Post Properties, Inc.	19,145	836,062
Potlatch Corp.	15,525	478,480
PS Business Parks, Inc.	7,245	452,233
Ramco-Gershenson Properties Trust	15,304	169,415
Redwood Trust, Inc.	26,811	310,203
Resource Capital Corp.	27,962	161,341
Retail Opportunity Investments Corp.	18,285	212,655
RLJ Lodging Trust	24,495	429,152
Sabra Healthcare REIT, Inc.	14,490	206,917
Saul Centers, Inc.	2,965	112,255
Senior Housing Properties Trust	62,445	1,336,323
Sovran Self Storage, Inc.	10,695	508,119
Starwood Property Trust, Inc.	35,535	701,461
Strategic Hotels & Resorts, Inc. *	55,747	347,304
Summit Hotel Properties, Inc.	10,788	99,357
Sun Communities, Inc.	9,660	399,827
Sunstone Hotel Investors, Inc. *	44,505	399,655
Tanger Factory Outlet Centers, Inc.	33,465	979,855
Taubman Centers, Inc.	22,080	1,525,066
Tejon Ranch Co. *	5,764	168,424
The Howard Hughes Corp. *	10,005	555,778
The St. Joe Co. *	35,190	566,911
Two Harbors Investment Corp.	66,930	688,040
Universal Health Realty Income Trust	4,830	182,526
Urstadt Biddle Properties, Class A	7,937	150,962
Walter Investment Management Corp.	10,438	212,726
Washington REIT	25,519	755,873
Weingarten Realty Investors	46,230	1,151,127
Winthrop Realty Trust	9,662	110,050

		52,972,020

Retailing 5.1%
1-800-FLOWERS.COM, Inc., Class A *	9,051	24,709
Aaron’s, Inc.	27,600	771,144
Aeropostale, Inc. *	31,050	557,968
America’s Car-Mart, Inc. *	3,831	170,901
Ann, Inc. *	19,665	469,797
Asbury Automotive Group, Inc. *	12,571	325,966
Ascena Retail Group, Inc. *	24,487	945,198
Barnes & Noble, Inc. *(a)	16,273	216,594
bebe stores, Inc.	13,491	120,879
Big 5 Sporting Goods Corp.	7,590	59,126
Big Lots, Inc. *	25,185	1,104,362
Blue Nile, Inc. *(a)	5,327	189,908
Brown Shoe Co., Inc.	16,223	174,884
Cabela’s, Inc. *	18,409	653,151
Charming Shoppes, Inc. *	44,850	253,403
Chico’s FAS, Inc.	66,145	992,836
Christopher & Banks Corp.	9,365	20,041
Citi Trends, Inc. *	5,622	60,942
Coldwater Creek, Inc. *	31,050	29,187
Collective Brands, Inc. *	23,124	416,694
Core-Mark Holding Co., Inc.	4,215	168,937
Dillard’s, Inc., Class A	12,765	780,452
DSW, Inc., Class A	9,660	544,824
Express, Inc. *	27,600	656,880
Foot Locker, Inc.	59,340	1,730,948
Francesca’s Holdings Corp. *	5,865	134,602
Fred’s, Inc., Class A	14,541	201,393
Gaiam, Inc., Class A *	6,346	22,973
Genesco, Inc. *	9,319	634,997
GNC Holdings, Inc., Class A *	21,390	692,394
Gordmans Stores, Inc. *	1,960	29,733
Group 1 Automotive, Inc.	8,970	462,583
Haverty Furniture Cos., Inc.	7,682	84,502
hhgregg, Inc. *(a)	8,852	101,178
Hibbett Sports, Inc. *	10,522	515,052
HomeAway, Inc. *(a)	11,385	301,475
Hot Topic, Inc.	15,281	136,307
HSN, Inc.	15,705	583,598
Jos. A. Bank Clothiers, Inc. *	10,350	532,921
Kirkland’s, Inc. *	6,567	104,744
Lithia Motors, Inc.	8,470	199,977
Lumber Liquidators Holdings, Inc. *	9,174	200,819
MarineMax, Inc. *	8,828	71,330
Mattress Firm Holding Corp. *(a)	2,070	68,807
Monro Muffler Brake, Inc.	11,730	538,055
New York & Co., Inc. *	9,849	25,706
NutriSystem, Inc. (a)	10,701	120,600
Office Depot, Inc. *	105,225	347,242
OfficeMax, Inc. *	33,140	185,584
Orbitz Worldwide, Inc. *	8,625	30,964
Overstock.com, Inc. *	4,514	28,709
Pacific Sunwear Of California, Inc. *	25,185	52,889
Penske Automotive Group, Inc.	17,595	423,688
PetMed Express, Inc. (a)	7,134	86,892
Pier 1 Imports, Inc. *	41,745	716,762
RadioShack Corp. (a)	37,448	265,506
Rent-A-Center, Inc.	22,425	794,293
Rue21, Inc. *	5,619	149,915
Saks, Inc. *(a)	42,780	498,387
Sally Beauty Holdings, Inc. *	54,088	1,287,294
Select Comfort Corp. *	21,066	623,343
Shoe Carnival, Inc. *	3,497	91,551
Shutterfly, Inc. *	11,385	311,494
Signet Jewelers Ltd.	33,120	1,553,328
Sonic Automotive, Inc., Class A	13,182	225,808
Stage Stores, Inc.	13,112	196,024
Stamps.com, Inc. *	4,963	128,294
Stein Mart, Inc. *	9,828	70,467
Systemax, Inc. *	4,141	79,921
Teavana Holdings, Inc. *(a)	2,664	62,471
The Buckle, Inc.	10,350	464,922
The Cato Corp., Class A	10,768	291,920
The Children’s Place Retail Stores, Inc. *	9,744	494,508
The Finish Line, Inc., Class A	20,028	460,444
The Men’s Wearhouse, Inc.	20,010	774,987
The Pep Boys-Manny, Moe & Jack	20,619	310,110

86 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Talbots, Inc. *	26,350	77,996
The Wet Seal, Inc., Class A *	36,580	128,030
Ulta Salon, Cosmetics & Fragrance, Inc. *	18,979	1,579,812
Vitamin Shoppe, Inc. *	10,388	440,763
VOXX International Corp. *	7,320	93,623
Williams-Sonoma, Inc.	35,880	1,384,968
Zumiez, Inc. *	8,280	260,158

		32,176,544

Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc. *	14,583	174,996
Amkor Technology, Inc. *	40,865	261,127
ANADIGICS, Inc. *	25,530	65,612
Applied Micro Circuits Corp. *	24,840	168,415
ATMI, Inc. *	12,167	268,039
Brooks Automation, Inc.	25,453	304,163
Cabot Microelectronics Corp. *	9,315	468,079
Cavium Networks, Inc. *	18,622	665,364
CEVA, Inc. *	9,034	222,688
Cirrus Logic, Inc. *	25,185	593,862
Cohu, Inc.	9,178	102,977
Cymer, Inc. *	10,833	498,101
Cypress Semiconductor Corp. *	58,650	1,011,712
Diodes, Inc. *	13,132	326,199
DSP Group, Inc. *	7,709	49,261
Entegris, Inc. *	51,279	463,562
Entropic Communications, Inc. *	32,474	200,202
Exar Corp. *	14,145	99,015
Fairchild Semiconductor International, Inc. *	48,990	714,764
FEI Co. *	14,492	645,184
FormFactor, Inc. *	19,732	100,831
GT Advanced Technologies, Inc. *	48,655	416,487
Hittite Microwave Corp. *	10,695	611,540
Inphi Corp. *	7,705	110,644
Integrated Device Technology, Inc. *	54,932	379,580
Intermolecular, Inc. *	3,795	23,833
International Rectifier Corp. *	26,910	604,129
Intersil Corp., Class A	47,756	540,598
IXYS Corp. *	10,366	123,666
Kopin Corp. *	25,530	91,908
Kulicke & Soffa Industries, Inc. *	27,726	312,195
Lattice Semiconductor Corp. *	45,540	300,109
LTX-Credence Corp. *	18,630	125,753
MaxLinear, Inc., Class A *	5,351	29,431
MEMC Electronic Materials, Inc. *	86,464	339,804
Micrel, Inc.	19,324	206,187
Microsemi Corp. *	33,120	692,870
MIPS Technologies, Inc. *	20,355	117,245
MKS Instruments, Inc.	20,042	600,258
Monolithic Power Systems, Inc. *	13,168	244,793
Nanometrics, Inc. *	7,940	139,347
Novellus Systems, Inc. *	26,565	1,234,741
OmniVision Technologies, Inc. *	22,330	365,542
Pericom Semiconductor Corp. *	8,975	69,018
Photronics, Inc. *	22,085	154,816
PMC-Sierra, Inc. *	88,320	606,758
Power Integrations, Inc.	11,385	424,660
Rambus, Inc. *	39,091	276,764
RF Micro Devices, Inc. *	105,915	505,215
Rubicon Technology, Inc. *	6,916	62,037
Rudolph Technologies, Inc. *	12,075	119,180
Semtech Corp. *	24,948	716,257
Sigma Designs, Inc. *	11,866	68,230
Silicon Image, Inc. *	29,862	154,387
Silicon Laboratories, Inc. *	16,215	726,432
Spansion, Inc., Class A *	18,694	239,283
Standard Microsystems Corp. *	8,851	226,497
SunPower Corp. *	17,250	129,892
Supertex, Inc. *	4,580	84,547
Teradyne, Inc. *	71,070	1,166,969
Tessera Technologies, Inc. *	19,572	328,810
TriQuint Semiconductor, Inc. *	62,156	400,285
Ultratech, Inc. *	9,688	263,610
Veeco Instruments, Inc. *	14,839	401,247
Volterra Semiconductor Corp. *	9,430	289,784

		22,429,491

Software & Services 8.2%
Accelrys, Inc. *	20,779	164,985
ACI Worldwide, Inc. *	14,544	549,472
Actuate Corp. *	17,940	108,358
Acxiom Corp. *	31,740	445,630
Advent Software, Inc. *	12,651	325,510
Ancestry.com, Inc. *(a)	11,177	254,612
Angie’s List, Inc. *(a)	3,105	49,680
AOL, Inc. *	37,260	669,190
Archipelago Learning, Inc. *	3,796	34,695
Ariba, Inc. *	36,915	1,161,715
Aspen Technology, Inc. *	36,225	744,786
Bankrate, Inc. *	16,560	394,790
Blackbaud, Inc.	17,081	538,906
Booz Allen Hamilton Holding Corp.	6,400	117,824
Bottomline Technologies, Inc. *	13,800	387,780
BroadSoft, Inc. *(a)	8,970	326,239
CACI International, Inc., Class A *	10,005	591,696
Cadence Design Systems, Inc. *	102,810	1,210,074
Carbonite, Inc. *(a)	5,488	53,179
Cass Information Systems, Inc.	3,583	137,910
CIBER, Inc. *	23,805	104,266
CommVault Systems, Inc. *	15,870	818,416
Compuware Corp. *	83,835	755,353
comScore, Inc. *	13,800	303,462
Concur Technologies, Inc. *	17,940	1,057,563
Constant Contact, Inc. *	11,547	349,181
Convergys Corp. *	40,365	519,901
CoreLogic, Inc. *	41,055	631,426
Cornerstone OnDemand, Inc. *	10,350	214,659
CSG Systems International, Inc. *	13,035	208,690
DealerTrack Holdings, Inc. *	15,870	441,980
Deltek, Inc. *	6,631	73,140
Demand Media, Inc. *	12,983	89,063
Dice Holdings, Inc. *	19,594	173,995
Digital River, Inc. *	14,494	255,819
DST Systems, Inc.	14,490	767,970
EarthLink, Inc.	41,745	311,835
Ebix, Inc. (a)	13,110	305,463
Echo Global Logistics, Inc. *	6,050	112,530
Envestnet, Inc. *	8,413	104,742
EPAM Systems, Inc. *	3,076	43,402
EPIQ Systems, Inc.	12,127	139,339

See financial notes 87

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Euronet Worldwide, Inc. *	18,632	359,411
Exlservice Holdings, Inc. *	9,315	259,143
Fair Isaac Corp.	14,835	600,521
FalconStor Software, Inc. *	12,789	36,449
FleetCor Technologies, Inc. *	12,412	459,616
Forrester Research, Inc. *	5,385	173,559
Fortinet, Inc. *	45,885	1,241,189
Gartner, Inc. *	34,155	1,375,080
Global Cash Access Holdings, Inc. *	18,174	101,047
Guidewire Software, Inc. *	3,076	69,579
Heartland Payment Systems, Inc.	13,662	386,908
iGate Corp. *	11,852	206,580
Imperva, Inc. *	1,725	63,911
InfoSpace, Inc. *	14,301	166,035
Interactive Intelligence Group *	5,246	146,888
Internap Network Services Corp. *	20,010	149,675
IntraLinks Holdings, Inc. *	13,633	80,162
j2 Global, Inc.	17,595	520,284
Jack Henry & Associates, Inc.	32,775	1,105,829
JDA Software Group, Inc. *	16,287	408,152
Jive Software, Inc. *	4,140	90,293
Kenexa Corp. *	9,660	268,451
Keynote Systems, Inc.	5,725	113,870
KIT Digital, Inc. *(a)	16,215	163,934
Lender Processing Services, Inc.	32,430	714,757
Limelight Networks, Inc. *	26,952	101,340
Lionbridge Technologies, Inc. *	21,825	56,527
Liquidity Services, Inc. *	8,280	358,110
LivePerson, Inc. *	17,792	268,303
LogMeIn, Inc. *	8,350	307,781
LoopNet, Inc. *	11,496	211,526
Manhattan Associates, Inc. *	8,280	383,861
ManTech International Corp., Class A	8,363	280,495
Marchex, Inc., Class B	8,777	37,653
MAXIMUS, Inc.	13,110	546,818
Mentor Graphics Corp. *	36,225	549,171
MICROS Systems, Inc., Class A *	30,705	1,594,511
MicroStrategy, Inc., Class A *	3,153	427,515
ModusLink Global Solutions, Inc.	16,389	91,123
MoneyGram International, Inc. *	3,948	70,748
Monotype Imaging Holdings, Inc. *	13,380	187,721
Motricity, Inc. *(a)	13,800	18,354
Move, Inc. *	14,506	127,073
NCI, Inc., Class A *	2,805	20,196
NetScout Systems, Inc. *	13,800	292,974
NetSuite, Inc. *	11,385	543,065
NeuStar, Inc., Class A *	25,530	894,827
NIC, Inc.	24,699	298,611
OpenTable, Inc. *(a)	8,970	435,045
OPNET Technologies, Inc.	5,520	157,596
Parametric Technology Corp. *	45,195	1,206,707
Pegasystems, Inc. (a)	6,230	174,938
Perficient, Inc. *	11,551	139,536
Progress Software Corp. *	24,495	568,039
PROS Holdings, Inc. *	7,592	133,088
QLIK Technologies, Inc. *	30,015	908,554
Quest Software, Inc. *	23,115	462,762
QuinStreet, Inc. *	10,609	110,864
RealD, Inc. *(a)	14,837	175,077
RealNetworks, Inc.	8,970	91,046
RealPage, Inc. *	11,949	236,949
Responsys, Inc. *	7,245	87,447
Rosetta Stone, Inc. *	4,580	41,357
Sapient Corp.	41,745	521,395
SciQuest, Inc. *	6,437	96,877
ServiceSource International, Inc. *	14,490	243,432
Solarwinds, Inc. *	22,425	835,556
Sourcefire, Inc. *	11,040	497,021
SS&C Technologies Holdings, Inc. *	12,786	264,926
Stream Global Services, Inc. *	15,870	48,721
Synchronoss Technologies, Inc. *	11,549	386,430
Syntel, Inc.	6,210	317,952
Take-Two Interactive Software, Inc. *	33,002	509,881
Taleo Corp., Class A *	15,870	727,163
Tangoe, Inc. *	10,005	187,494
TechTarget *	6,267	43,242
TeleCommunication Systems, Inc., Class A *	18,630	49,928
TeleNav, Inc. *	7,936	53,330
TeleTech Holdings, Inc. *	10,728	163,817
The Active Network, Inc. *	4,339	69,424
The Ultimate Software Group, Inc. *	10,005	698,549
THQ, Inc. *	20,700	11,178
TiVo, Inc. *	46,575	523,969
TNS, Inc. *	9,662	177,104
Travelzoo, Inc. *(a)	2,876	73,050
Tyler Technologies, Inc. *	11,387	430,087
Unisys Corp. *	14,994	280,088
United Online, Inc.	33,287	168,432
ValueClick, Inc. *	30,360	631,488
VASCO Data Security International, Inc. *	9,849	89,035
VeriFone Systems, Inc. *	39,675	1,900,036
Verint Systems, Inc. *	8,340	229,267
VirnetX Holding Corp. *(a)	15,916	343,626
Virtusa Corp. *	7,935	124,024
VistaPrint N.V. *(a)	14,837	603,569
Vocus, Inc. *	7,787	105,358
WebMD Health Corp. *	22,180	551,173
Websense, Inc. *	14,980	269,790
Wright Express Corp. *	15,180	939,338
XO Group, Inc. *	11,287	102,034
Zillow, Inc. *	1,293	41,273

		51,216,914

Technology Hardware & Equipment 5.2%
ADTRAN, Inc.	25,530	899,932
Aeroflex Holding Corp. *	6,702	73,521
Anaren, Inc. *	5,777	101,329
Anixter International, Inc. *	11,730	815,704
Arris Group, Inc. *	45,885	522,630
Aruba Networks, Inc. *	34,489	744,618
Aviat Networks, Inc. *	21,390	56,256
Avid Technology, Inc. *	11,516	122,645
AVX Corp.	20,058	265,568
Bel Fuse, Inc., Class B	4,272	74,675
Benchmark Electronics, Inc. *	23,115	379,548
Black Box Corp.	6,932	186,609
Brightpoint, Inc. *	25,605	225,324
Brocade Communications Systems, Inc. *	176,985	1,022,973
Calix, Inc. *	13,271	119,970

88 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Checkpoint Systems, Inc. *	15,375	170,662
Ciena Corp. *	36,141	539,224
Cognex Corp.	14,592	622,203
Coherent, Inc. *	9,660	535,937
Comtech Telecommunications Corp.	8,970	289,462
Comverse Technology, Inc. *	77,625	498,352
CTS Corp.	12,830	127,659
Daktronics, Inc.	15,247	137,223
Diebold, Inc.	24,495	958,489
Digi International, Inc. *	9,547	107,308
DTS, Inc. *	6,632	186,227
Echelon Corp. *	11,930	58,696
EchoStar Corp., Class A *	15,642	468,791
Electro Rent Corp.	7,319	132,108
Electro Scientific Industries, Inc.	9,328	129,100
Electronics for Imaging, Inc. *	17,660	281,854
Emulex Corp. *	33,465	350,044
Extreme Networks, Inc. *	34,845	128,578
Fabrinet *	7,297	130,397
FARO Technologies, Inc. *	6,237	345,904
Finisar Corp. *	34,845	707,005
Fusion-io, Inc. *(a)	8,280	226,044
Harmonic, Inc. *	43,470	256,038
Imation Corp. *	11,120	69,500
Infinera Corp. *	39,766	316,537
Insight Enterprises, Inc. *	16,999	355,279
InterDigital, Inc.	17,940	679,029
Intermec, Inc. *	18,735	140,138
Intevac, Inc. *	8,092	63,927
InvenSense, Inc. *(a)	3,795	59,544
IPG Photonics Corp. *	10,040	528,405
Itron, Inc. *	15,525	689,620
Ixia *	18,713	258,614
KEMET Corp. *	16,582	149,404
Lexmark International, Inc., Class A	30,360	1,119,677
Littelfuse, Inc.	8,733	462,238
Loral Space & Communications, Inc. *	4,830	344,089
Maxwell Technologies, Inc. *	10,730	195,179
Measurement Specialties, Inc. *	5,360	174,307
Mercury Computer Systems, Inc. *	12,075	173,518
Meru Networks, Inc. *(a)	4,170	19,682
Methode Electronics, Inc.	14,328	131,101
MTS Systems Corp.	5,953	292,352
Multi-Fineline Electronix, Inc. *	3,721	98,086
National Instruments Corp.	35,535	945,231
NeoPhotonics Corp. *	5,994	31,948
NETGEAR, Inc. *	14,490	544,389
Newport Corp. *	14,863	248,509
Novatel Wireless, Inc. *	10,436	35,795
Oclaro, Inc. *	19,320	83,462
Oplink Communications, Inc. *	7,635	125,290
Opnext, Inc. *	7,249	7,321
OSI Systems, Inc. *	7,590	447,810
Park Electrochemical Corp.	7,323	208,705
Plantronics, Inc.	17,940	669,162
Plexus Corp. *	13,800	478,860
Power-One, Inc. *	20,893	90,676
Pulse Electronics Corp.	15,870	48,880
QLogic Corp. *	40,020	687,944
Quantum Corp. *	87,285	229,560
Rofin-Sinar Technologies, Inc. *	10,574	248,066
Rogers Corp. *	6,210	230,329
Sanmina-SCI Corp. *	30,360	352,176
ScanSource, Inc. *	10,350	382,950
SeaChange International, Inc. *	10,604	72,531
ShoreTel, Inc. *	9,134	49,050
Silicon Graphics International Corp. *	12,420	120,350
Sonus Networks, Inc. *	86,250	251,850
STEC, Inc. *	16,064	155,660
Stratasys, Inc. *	8,111	298,809
Super Micro Computer, Inc. *	11,385	188,308
Sycamore Networks, Inc. *	7,703	142,274
Symmetricom, Inc. *	16,050	94,214
Synaptics, Inc. *	12,420	456,435
SYNNEX Corp. *	9,315	384,057
Tech Data Corp. *	16,560	885,629
Tellabs, Inc.	126,960	502,762
TTM Technologies, Inc. *	20,470	239,704
Ubiquiti Networks, Inc. *(a)	2,760	72,533
Universal Display Corp. *(a)	15,180	627,086
UTStarcom Holdings Corp. *	48,990	68,586
ViaSat, Inc. *	15,982	737,250
Viasystems Group, Inc. *	1,645	30,465
Vishay Intertechnology, Inc. *	55,200	676,752
Vishay Precision Group, Inc. *	4,969	72,995
X-Rite, Inc. *	10,880	49,286
Zebra Technologies Corp., Class A *	20,692	795,400

		32,387,882

Telecommunication Services 1.0%
AboveNet, Inc. *	8,683	603,989
Alaska Communications Systems Group, Inc. (a)	15,709	50,269
Atlantic Tele-Network, Inc.	3,471	133,009
Boingo Wireless, Inc. *(a)	4,830	46,175
Cbeyond, Inc. *	10,266	78,843
Cincinnati Bell, Inc. *	73,970	277,387
Cogent Communications Group, Inc. *	17,504	322,424
Consolidated Communications Holdings, Inc.	10,223	193,930
Elephant Talk Communications, Inc. *(a)	32,775	70,139
Fairpoint Communications, Inc. *(a)	6,900	25,944
General Communication, Inc., Class A *	13,345	141,324
Globalstar, Inc. *(a)	39,591	33,716
Hawaiian Telcom Holdco, Inc. *	3,590	56,435
IDT Corp., Class B	7,325	66,291
Iridium Communications, Inc. *	17,080	130,491
Leap Wireless International, Inc. *	23,805	248,524
Level 3 Communications, Inc. *	60,720	1,476,103
Lumos Networks Corp.	5,457	69,850
Neutral Tandem, Inc. *	12,079	134,802
NTELOS Holdings Corp.	5,457	126,875
Premiere Global Services, Inc. *	19,665	170,102
Shenandoah Telecommunications Co.	9,489	94,795
tw telecom, Inc. *	57,960	1,251,936
USA Mobility, Inc.	9,106	124,934
Vonage Holdings Corp. *	54,072	129,232

		6,057,519

See financial notes 89

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 2.5%
Air Transport Services Group, Inc. *	21,073	114,426
Alaska Air Group, Inc. *	13,800	946,266
Alexander & Baldwin, Inc.	15,870	736,527
Allegiant Travel Co. *	5,869	293,333
AMERCO	2,415	251,498
Arkansas Best Corp.	9,789	174,244
Atlas Air Worldwide Holdings, Inc. *	10,005	426,413
Avis Budget Group, Inc. *	39,817	513,639
Baltic Trading Ltd. (a)	4,752	21,764
Celadon Group, Inc.	7,806	115,217
Con-way, Inc.	20,700	611,685
Dollar Thrifty Automotive Group, Inc. *	11,040	838,046
Eagle Bulk Shipping, Inc. *(a)	23,279	37,246
Forward Air Corp.	11,385	383,333
Genco Shipping & Trading Ltd. *(a)	12,165	83,330
Genesee & Wyoming, Inc., Class A *	15,180	901,996
Hawaiian Holdings, Inc. *	19,320	102,589
Heartland Express, Inc.	21,416	309,890
Hub Group, Inc., Class A *	14,490	516,279
JetBlue Airways Corp. *	94,185	480,343
Kirby Corp. *	21,394	1,468,056
Knight Transportation, Inc.	21,247	363,961
Landstar System, Inc.	17,976	971,783
Marten Transport Ltd.	5,865	122,403
Old Dominion Freight Line, Inc. *	21,390	930,679
Pacer International, Inc. *	13,124	72,444
Patriot Transportation Holding, Inc. *	3,010	67,725
RailAmerica, Inc. *	8,676	178,726
Republic Airways Holdings, Inc. *	16,905	89,766
Roadrunner Transportation Systems, Inc. *	4,142	73,935
Ryder System, Inc.	19,665	1,046,768
SkyWest, Inc.	20,010	228,514
Spirit Airlines, Inc. *	10,695	208,873
Swift Transportation Co. *	27,865	326,578
Universal Truckload Services, Inc.	2,160	33,674
US Airways Group, Inc. *	64,515	478,056
UTI Worldwide, Inc.	39,035	630,025
Werner Enterprises, Inc.	20,010	484,642
Wesco Aircraft Holdings, Inc. *	8,316	122,328
Zipcar, Inc. *(a)	9,660	125,677

		15,882,677

Utilities 2.8%
ALLETE, Inc.	12,420	516,424
American States Water Co.	7,245	267,051
Avista Corp.	22,080	545,376
Black Hills Corp.	15,180	498,511
California Water Service Group	15,659	300,809
Central Vermont Public Service Corp.	4,830	170,209
CH Energy Group, Inc.	5,865	391,020
Chesapeake Utilities Corp.	3,601	147,893
Cleco Corp.	24,150	929,292
Connecticut Water Service, Inc.	3,246	93,550
Dynegy, Inc. *	39,006	50,708
El Paso Electric Co.	16,215	530,717
Genie Energy Ltd.	7,325	70,247
GenOn Energy, Inc. *	292,215	718,849
Great Plains Energy, Inc.	51,405	1,016,791
Hawaiian Electric Industries, Inc.	36,570	916,078
IDACORP, Inc.	19,320	782,074
MGE Energy, Inc.	8,665	380,047
Middlesex Water Co.	5,754	105,989
New Jersey Resources Corp.	15,870	740,970
Northwest Natural Gas Co.	10,350	473,719
NorthWestern Corp.	13,485	468,334
Ormat Technologies, Inc.	6,763	136,883
Piedmont Natural Gas Co., Inc.	27,592	893,981
PNM Resources, Inc.	30,360	545,873
Portland General Electric Co.	28,980	714,067
SJW Corp.	5,051	120,668
South Jersey Industries, Inc.	11,730	609,960
Southwest Gas Corp.	17,595	750,427
The Empire District Electric Co.	15,728	313,774
The Laclede Group, Inc.	7,935	326,049
UIL Holdings Corp.	19,320	681,030
Unisource Energy Corp.	14,145	520,394
Unitil Corp.	3,949	105,043
Vectren Corp.	32,085	937,524
WGL Holdings, Inc.	19,665	802,922

		17,573,253

Total Common Stock
(Cost $584,679,724)		626,200,391

Rights 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc. *(b)(c)	5,521	—

Total Rights
(Cost $—)		—

End of Investments

Collateral Invested for Securities on Loan 2.2% of net assets

State Street Institutional U.S. Government Money Market Fund	13,908,517	13,908,517

Total Collateral Invested for Securities on Loan
(Cost $13,908,517)		13,908,517

End of Collateral Invested for Securities on Loan

At 2/29/12, the tax basis cost of the fund’s investments was $585,798,502 and the unrealized appreciation and depreciation were $76,907,154 and ($36,505,265), respectively, with a net unrealized appreciation of $40,401,889.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

90 See financial notes

 Schwab U.S. Small-Cap ETF

Portfolio Holdings (Unaudited) continued

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$626,200,391	$—	$—	$626,200,391
Rights(a)	—	—	—	—

Total	$626,200,391	$—	$—	$626,200,391

Other Financial Instruments
Collateral Invested for Securities on Loan	$13,908,517	$—	$—	$13,908,517

(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

See financial notes 91

 Schwab U.S. Small-Cap ETF

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $584,679,724) including securities on loan of $13,312,894		$626,200,391
Collateral invested for securities on loan		13,908,517
Receivables:
Investments sold		200,373
Dividends		447,591
Income from securities on loan	+	48,420

Total assets		640,805,292

Liabilities

Collateral held for securities on loan		13,908,517
Payables:
Investments bought		72,075
Investment adviser fees		6,771
Due to custodian	+	40,793

Total liabilities		14,028,156

Net Assets

Total assets		640,805,292
Total liabilities	−	14,028,156

Net assets		$626,777,136

Net Assets by Source
Capital received from investors		579,013,164
Net investment income not yet distributed		1,000,058
Net realized capital gains		4,860,795
Net unrealized capital gains		41,903,119

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$626,777,136		17,250,001		$36.33

92 See financial notes

 Schwab U.S. Small-Cap ETF

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Dividends (net of foreign withholding tax of $62)		$3,557,355
Interest		237
Securities on loan	+	332,036

Total investment income		3,889,628

Expenses

Investment adviser fees		324,149

Total expenses	−	324,149

Net investment income		3,565,479

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(5,000,525)
Net realized gains on in-kind redemptions	+	11,510,729

Net realized gains		6,510,204
Net unrealized gains on investments	+	54,093,552

Net realized and unrealized gains		60,603,756

Net increase in net assets resulting from operations		$64,169,235

See financial notes 93

 Schwab U.S. Small-Cap ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$3,565,479	$4,865,989
Net realized gains		6,510,204	16,916,401
Net unrealized gains	+	54,093,552	9,815,575

Net increase in net assets resulting from operations		64,169,235	31,597,965

Distributions to Shareholders

Distributions from net investment income		($3,073,425)	($4,559,215)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold		4,700,000	$157,787,001	9,400,000	$323,402,760
Shares Redeemed	+	(1,750,000)	(54,628,603)	(2,400,000)	(81,228,190)

Net transactions in fund shares		2,950,000	$103,158,398	7,000,000	$242,174,570

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		14,300,001	$462,522,928	7,300,001	$193,309,608
Total increase	+	2,950,000	164,254,208	7,000,000	269,213,320

End of period		17,250,001	$626,777,136	14,300,001	$462,522,928

Net investment income not yet distributed			$1,000,058		$508,004

94 See financial notes

Schwab U.S. Dividend Equity ETF™

Financial Statements

Financial Highlights

	10/19/11[1]–
	2/29/12*

Per-Share Data ($)

Net asset value at beginning of period	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.23
Net realized and unrealized gains (losses)	2.25

Total from investment operations	2.48
Less distributions:
Distributions from net investment income	(0.12)

Net asset value at end of period	27.36

Total return (%)	9.97	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.17	[3]
Gross operating expenses	0.17	[3]
Net investment income (loss)	3.42	[3]
Portfolio turnover rate[4]	1	[2]
Net assets, end of period ($ x 1,000)	300,977

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 95

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	288,603,295	300,004,572
0.0%	Other Investment Company	82,289	82,289

99.7%	Total Investments	288,685,584	300,086,861
0.3%	Other Assets and Liabilities, Net		890,394

100.0%	Net Assets		300,977,255

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Capital Goods 15.7%
3M Co.	67,980	5,955,048
Applied Industrial Technologies, Inc.	4,040	162,287
Caterpillar, Inc.	62,036	7,085,131
Crane Co.	5,500	267,135
Cummins, Inc.	18,480	2,228,134
Dover Corp.	19,619	1,256,008
Emerson Electric Co.	78,760	3,962,416
General Dynamics Corp.	31,515	2,307,843
Graco, Inc.	6,600	337,788
Honeywell International, Inc.	75,680	4,508,258
ITT Corp.	10,139	252,968
Lockheed Martin Corp.	27,308	2,414,300
Northrop Grumman Corp.	25,744	1,539,749
Rockwell Automation, Inc.	15,180	1,214,096
The Boeing Co.	70,176	5,259,691
United Technologies Corp.	83,816	7,029,648
W.W. Grainger, Inc.	6,209	1,289,796
Watsco, Inc.	2,860	204,175

		47,274,471

Commercial & Professional Services 0.5%
Rollins, Inc.	7,954	161,148
Waste Management, Inc.	42,467	1,485,496

		1,646,644

Consumer Durables & Apparel 2.3%
Hasbro, Inc.	12,980	458,453
Leggett & Platt, Inc.	14,960	338,545
NIKE, Inc., Class B	40,040	4,321,117
Polaris Industries, Inc.	6,820	450,529
VF Corp.	9,240	1,349,502

		6,918,146

Consumer Services 4.1%
Darden Restaurants, Inc.	14,080	717,939
H&R Block, Inc.	32,379	527,778
McDonald’s Corp.	109,336	10,854,878
Strayer Education, Inc.	1,320	135,821

		12,236,416

Diversified Financials 0.8%
Eaton Vance Corp.	12,540	361,278
Federated Investors, Inc., Class B	10,864	222,603
SEI Investments Co.	15,840	312,840
T. Rowe Price Group, Inc.	26,836	1,652,829

		2,549,550

Energy 12.4%
Chevron Corp.	124,296	13,563,179
ConocoPhillips	130,896	10,020,089
Exxon Mobil Corp.	159,056	13,758,344

		37,341,612

Food & Staples Retailing 5.3%
Sysco Corp.	62,260	1,831,689
Wal-Mart Stores, Inc.	187,440	11,073,955
Walgreen Co.	92,864	3,079,371

		15,985,015

Food, Beverage & Tobacco 10.2%
Brown-Forman Corp., Class B	11,497	938,730
Campbell Soup Co.	21,120	703,718
Flowers Foods, Inc.	14,740	282,124
H.J. Heinz Co.	34,100	1,797,411
Kellogg Co.	26,050	1,363,717
McCormick & Co., Inc.	14,080	710,336
PepsiCo, Inc.	165,656	10,426,389
The Coca-Cola Co.	190,296	13,294,079
The Hershey Co.	16,727	1,015,329
Universal Corp.	2,493	114,528

		30,646,361

Health Care Equipment & Services 1.8%
Baxter International, Inc.	60,720	3,529,653
Becton, Dickinson & Co.	21,780	1,660,072
Meridian Bioscience, Inc.	4,482	80,766
Owens & Minor, Inc.	6,820	204,327

		5,474,818

Household & Personal Products 7.2%
Avon Products, Inc.	45,752	855,105
Colgate-Palmolive Co.	47,520	4,427,914
Kimberly-Clark Corp.	41,580	3,030,350
The Procter & Gamble Co.	196,896	13,294,418

		21,607,787

Insurance 1.8%
Aflac, Inc.	49,940	2,359,665

96 See financial notes

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Arthur J. Gallagher & Co.	11,880	405,346
Everest Re Group Ltd.	4,836	424,842
Mercury General Corp.	2,860	122,637
The Chubb Corp.	29,480	2,003,461

		5,315,951

Materials 4.3%
Air Products & Chemicals, Inc.	21,120	1,905,869
E.I. du Pont de Nemours & Co.	98,780	5,022,963
Greif, Inc., Class A	4,262	218,257
PPG Industries, Inc.	16,330	1,490,113
Praxair, Inc.	32,120	3,501,080
RPM International, Inc.	13,860	330,838
Sonoco Products Co.	10,560	346,790

		12,815,910

Media 0.5%
Meredith Corp.	3,740	123,046
The McGraw-Hill Cos., Inc.	31,028	1,444,043

		1,567,089

Pharmaceuticals, Biotechnology & Life Sciences 10.7%
Abbott Laboratories	164,780	9,328,196
Bristol-Myers Squibb Co.	181,720	5,845,932
Eli Lilly & Co.	103,840	4,074,682
Johnson & Johnson	199,096	12,957,168

		32,205,978

Retailing 4.5%
Genuine Parts Co.	16,500	1,034,220
Ross Stores, Inc.	24,860	1,325,784
The Gap, Inc.	27,362	639,176
The Home Depot, Inc.	163,240	7,765,327
The TJX Cos., Inc.	79,856	2,923,528

		13,688,035

Semiconductors & Semiconductor Equipment 6.2%
Intel Corp.	514,132	13,819,868
Linear Technology Corp.	22,660	758,657
Texas Instruments, Inc.	120,996	4,035,217

		18,613,742

Software & Services 5.8%
Automatic Data Processing, Inc.	52,140	2,832,245
FactSet Research Systems, Inc.	4,400	384,560
International Business Machines Corp.	66,220	13,027,460
Paychex, Inc.	34,320	1,074,216

		17,318,481

Technology Hardware & Equipment 0.3%
Harris Corp.	12,316	537,347
Molex, Inc.	15,840	429,264

		966,611

Telecommunication Services 0.9%
CenturyLink, Inc.	64,900	2,612,225

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	17,380	1,150,035
CSX Corp.	111,554	2,343,750
Norfolk Southern Corp.	35,636	2,455,320

		5,949,105

Utilities 2.4%
CenterPoint Energy, Inc.	41,863	815,910
Entergy Corp.	18,700	1,245,981
Exelon Corp.	69,810	2,727,477
NSTAR	10,996	515,712
PPL Corp.	61,206	1,747,431
WGL Holdings, Inc.	5,342	218,114

		7,270,625

Total Common Stock
(Cost $288,603,295)		300,004,572

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund	82,289	82,289

Total Other Investment Company
(Cost $82,289)		82,289

End of Investments

At 2/29/12, the tax basis cost of the fund’s investments was $288,701,623 and the unrealized appreciation and depreciation were $12,498,958 and ($1,113,720), respectively, with a net unrealized appreciation of $11,385,238.

See financial notes 97

 Schwab U.S. Dividend Equity ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$300,004,572	$—	$—	$300,004,572
Other Investment Company(a)	82,289	—	—	82,289

Total	$300,086,861	$—	$—	$300,086,861

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

There were no significant transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2012.

98 See financial notes

 Schwab U.S. Dividend Equity ETF

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $288,685,584)		$300,086,861
Receivables:
Fund shares sold		5,473,313
Dividends	+	1,155,503

Total assets		306,715,677

Liabilities

Payables:
Investments bought		5,734,281
Investment adviser fees	+	4,141

Total liabilities		5,738,422

Net Assets

Total assets		306,715,677
Total liabilities	−	5,738,422

Net assets		$300,977,255

Net Assets by Source
Capital received from investors		288,496,820
Net investment income not yet distributed		1,180,371
Net realized capital losses		(101,213)
Net unrealized capital gains		11,401,277

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$300,977,255		11,000,001		$27.36

See financial notes 99

 Schwab U.S. Dividend Equity ETF

Statement of
Operations
For October 19, 2011* through February 29, 2012

Investment Income

Dividends		$1,845,767
Interest	+	17

Total investment income		1,845,784

Expenses

Investment adviser fees		87,338

Total expenses	−	87,338

Net investment income		1,758,446

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(101,213)
Net unrealized gains on investments	+	11,401,277

Net realized and unrealized gains		11,300,064

Net increase in net assets resulting from operations		$13,058,510

*	Commencement of operations.

100 See financial notes

 Schwab U.S. Dividend Equity ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on
October 19, 2011, it has no prior report period.
Figures for the current period are unaudited

Operations

10/19/11*-2/29/12
Net investment income		$1,758,446
Net realized losses		(101,213)
Net unrealized gains	+	11,401,277

Net increase in net assets resulting from operations		13,058,510

Distributions to Shareholders

Distributions from net investment income		($578,075)

Transactions in Fund Shares

		10/19/11*-2/29/12
		SHARES	VALUE
Shares Sold		11,100,001	$291,044,966
Shares Redeemed	+	(100,000)	(2,548,146)

Net transactions in fund shares		11,000,001	$288,496,820

Shares Outstanding and Net Assets

		10/19/11*-2/29/12
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	11,000,001	300,977,255

End of period		11,000,001	$300,977,255

Net investment income not yet distributed			$1,180,371

*	Commencement of operations.

See financial notes 101

 Schwab U.S. ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. REIT ETF
Schwab U.S. Broad Market ETF	Schwab International Equity ETF
Schwab U.S. Large-Cap ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. TIPS ETF
Schwab U.S. Mid-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Small-Cap ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Dividend Equity ETF	Schwab U.S. Aggregate Bond ETF

The funds issue and redeem shares at their net assets value (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Schwab U.S. Dividend Equity ETF commenced operations on October 19, 2011.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’s investment for the period ended February 29, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign government, or letters of credit issued by a bank. The initial collateral received by a fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

If applicable, the value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

(f) Distributions to Shareholders:

The funds make distributions from net investment income every quarter and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(j) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the funds may involve certain risks, as described in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

The funds are not actively managed. Therefore, a fund follows the securities included in an index during upturns as well as downturns. Because of the indexing strategies, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance is normally below that of the index.

Certain funds primarily invest in dividend paying stocks. As a result, fund performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, a fund’s ability to generate income may be affected.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Certain funds invest in large-cap stocks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid- or small-cap stocks, for instance — a fund’s large-cap holdings could reduce performance.

Certain funds invest in mid-cap stocks. Historically, mid-cap stocks have been riskier than large-cap stocks. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of midsized companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s mid-cap holdings could reduce performance.

Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.

Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because these funds utilize a sampling approach, they may not track the return of the index as well as they would if the funds purchased all of the securities in the index.

 105

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

As an index fund, a fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

A fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

A fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, a fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate a fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab	Dividend
Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
ETF	ETF	ETF	ETF	ETF	ETF	ETF

0.06%	0.08%	0.13%	0.13%	0.13%	0.13%	0.17%

106

 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

The funds may engage in certain transactions involving affiliates, including investing in outstanding shares of The Charles Schwab Corporation. Below is a summary of investing activity involving The Charles Schwab Corporation shares own by the funds during the report period:

	Balance
	of Shares			Balance		Realized	Dividends
	Held at			of Shares	Market	Gain (Loss)	Received
	Beginning	Gross	Gross	Held at	Value at	During	During
Fund	of Period	Additions	Sales	2/29/12	2/29/12	Period	Period

Schwab U.S. Broad Market ETF	52,662	19,163 *	(2,965)	68,860	$955,777	$1,452	$7,566
Schwab U.S. Large-Cap ETF	52,452	11,904	(1,736)	62,620	869,166	655	7,038
Schwab U.S. Large-Cap Growth ETF	53,760	13,891	(5,896)	61,755	857,159	51	7,067

*	Includes 5,141 shares in connection with a merger between optionsXpress Holdings, Inc. and The Charles Schwab Corporation.

The funds may engage in direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2012, there were no direct security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

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 Schwab U.S. ETFs

Financial Notes, unaudited (continued)

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 29, 2012, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab U.S. Broad Market ETF	$23,319,032	$17,360,785
Schwab U.S. Large-Cap ETF	17,265,371	13,799,510
Schwab U.S. Large-Cap Growth ETF	15,993,259	14,376,110
Schwab U.S. Large-Cap Value ETF	13,408,855	12,280,178
Schwab U.S. Mid-Cap ETF	12,943,921	10,042,375
Schwab U.S. Small-Cap ETF	37,906,543	25,975,703
Schwab U.S. Dividend Equity ETF	3,119,022	2,056,287

9. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended February 29, 2012 were as follows:

	In-kind Purchases of Securities	In-kind Sales of Securities

Schwab U.S. Broad Market ETF	$188,133,139	$38,982,857
Schwab U.S. Large-Cap ETF	142,767,174	20,299,083
Schwab U.S. Large-Cap Growth ETF	75,881,679	33,910,777
Schwab U.S. Large-Cap Value ETF	56,739,690	20,166,821
Schwab U.S. Mid-Cap ETF	121,533,688	22,846,472
Schwab U.S. Small-Cap ETF	155,346,846	53,418,345
Schwab U.S. Dividend Equity ETF	287,641,773	—

For the period ended February 29, 2012, certain funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 29, 2012 are disclosed in the funds’ Statements of Operations.

10. Federal Income Taxes

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of August 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:

	Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
	Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
Expiration Date	ETF	ETF	ETF	ETF	ETF	ETF	ETF

August 31, 2019	$—	$721,062	$691,441	$295,384	$—	$927,632	$—
No expiration	—	—	—	—	218,695	—	—

Total	$—	$721,062	$691,441	$295,384	$218,695	$927,632	$—

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Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

For tax purposes, realized net capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2011, capital losses deferred for each fund were as follows:

	Schwab U.S.		Schwab U.S.	Schwab U.S.			Schwab U.S.
	Broad	Schwab U.S.	Large-Cap	Large-Cap	Schwab U.S.	Schwab U.S.	Dividend
	Market	Large-Cap	Growth	Value	Mid-Cap	Small-Cap	Equity
	ETF	ETF	ETF	ETF	ETF	ETF	ETF

Deferred capital losses	$—	$457,674	$1,015,808	$250,819	$—	$—	$—

As of August 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds are fully compliant with the noted provisions of the Act for the period ending February 29, 2012.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 109

Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.

Initial Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) called and held a meeting on August 4, 2011, in part, for the purpose of considering whether to appoint Charles Schwab Investment Management, Inc. (“CSIM”) as investment adviser to Schwab U.S. Dividend Equity ETF (the “Fund”) under the investment advisory agreement between Schwab Strategic Trust and CSIM (the “Agreement”). In preparation for the meeting, the Board requested and reviewed a variety of materials provided by CSIM with respect to the services to be provided to the Fund under the Agreement. The Independent Trustees met in executive session outside the presence of fund management and participated in question and answer sessions with representatives of CSIM.

The Board, including a majority of the Independent Trustees approved the Agreement with respect to the Fund. The Board’s approval was based on consideration and evaluation of a variety of specific factors discussed at this meeting, including:

1.	the nature, extent and quality of the services to be provided to the Fund under the Agreement, including the resources of CSIM and its affiliates to be dedicated to the Fund;

2.	CSIM’s investment performance in managing other Fund having relevant investment objectives and strategies;

3.	the Fund’s estimated expenses and how those expenses compared to those of certain other comparable exchange-traded funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to management of other funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and

5.	the extent to which economies of scale may be realized as the Fund grows and whether fee levels in the Agreement relating to the Fund reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates will dedicate to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered the fact that Schwab’s extensive branch network, Internet access, investment and research tools, telephone services, and array of account features may be expected to benefit the Fund and its shareholders. The Trustees also considered Schwab’s excellent reputation as a full service brokerage firm and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported approval of the Agreement with respect to the Fund.

Performance. With regard to Fund performance, since the Fund had not commenced operations and therefore did not have any performance of its own, the Board considered performance of other funds having comparable investment objectives in determining whether to approve the Agreement. The Trustees also considered both risk and shareholder risk expectations for the Fund and the appropriateness of the benchmark that would be used to compare the performance of the Fund. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of CSIM supported approval of the Agreement with respect to the Fund.

Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement, and the Fund’s estimated net operating expense ratio in comparison to those of other comparable exchange-traded funds. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by similar exchange-traded funds tracking equity indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported approval of the Agreement with respect to the Fund.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates directly or indirectly. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied

110

levels of compensation and profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM, albeit uncertain, is reasonable and supported approval of the Agreement with respect to the Fund.

Economies of Scale. Recognizing that the Fund had not yet commenced operations and had no assets, the Trustees considered the possible development of any economies of scale and whether those could be expected to be passed along to the Fund’s shareholders through various efficiencies that may result from increases in the Fund’s assets. The Board determined that such economies of scale will be shared by way of the relatively low advisory fee and unitary fee structure of the Fund, although the Board will continue to monitor fees as the Fund grows in size and assess whether breakpoints may be warranted. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund may be expected to obtain reasonable benefit from economies of scale if such economies develop.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Agreement as it relates to the Fund and concluded that the compensation under the Agreement relating to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

 111

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired (January 2009 – present). Consulting Managing Director, PIMCO (investment adviser) (January 2003 – December 2008); Managing Director, PIMCO (February 1999 – December 2002); President and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust (investments) (February 1994 – May 2005).	17	Director, PS Business Parks, Inc. (2005 – present).
Trustee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (1997 – 2008).
Director and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Director, PCM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Mark A. Goldfarb 1952 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Founder and Managing Director, SS&G, Inc. (certified public accountants and advisers) (May 1987 – present).	17	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	17	None

112

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

 113

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he is an employee of Schwab and/or the investment adviser. In addition to his employment with the investment adviser and Schwab, Mr. Bettinger also owns stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

114

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

 115

Notes

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each a solid investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54789-02

Semiannual report dated February 29, 2012, enclosed

Schwab International ETFs

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

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Schwab International ETFs

Semiannual Report
February 29, 2012

Schwab International
Equity ETFtm

Schwab International Small-Cap
Equity ETFtm

Schwab Emerging Markets
Equity ETFtm

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return for the Report Period*

Schwab International Equity ETFtm (Ticker Symbol: SCHF)

NAV Return[1]	3.50%
Market Price Return[1]	3.54%
FTSE Developed ex-US Index	3.60%
ETF Category: Morningstar Foreign Large-Cap Blend[2]	3.11%

Performance Details	pages 6-7

Schwab International Small-Cap Equity ETFtm (Ticker Symbol: SCHC)

NAV Return[1]	0.23%
Market Price Return[1]	0.90%
FTSE Developed Small Cap ex-US Liquid Index	0.39%
ETF Category: Morningstar Foreign Small/Mid Growth[2]	-1.78%

Performance Details	pages 8-9

Schwab Emerging Markets Equity ETFtm (Ticker Symbol: SCHE)

NAV Return[1]	4.86%
Market Price Return[1]	4.31%
FTSE All-Emerging Index	5.24%
ETF Category: Morningstar Diversified Emerging Markets[2]	3.95%

Performance Details	pages 10-11

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF. Shares are bought and sold at market price (not NAV). Brokerage commissions will reduce returns.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	The report period covers the six months beginning September 1, 2011 through February 29, 2012.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

[2]	The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab International ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc., and the funds covered in this report.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us with your investment needs, and for reading this important report concerning the Schwab International ETFs.

For the six months ended February 29, 2012, international stock investors experienced two sharply contrasting performance environments: the risk-averse environment of 2011, and the comparatively risk-tolerant environment of early 2012. As discussed in more detail below, the euro zone’s sovereign debt crisis, mixed economic growth, and financial market volatility were catalysts for these two sharply different investment settings. For the six-month report period, the FTSE All Emerging Index returned 5.24%, the FTSE Developed ex-U.S. Index returned 3.60%, and the FTSE Developed Small Cap ex-U.S. Liquid Index returned 0.39%.

The euro zone’s ongoing sovereign debt crisis represented one of the primary reasons for the limited economic growth globally, while also fueling substantial financial market volatility. The pressure brought on by this debt crisis was particularly clear in the latter part of 2011. Ongoing efforts by European leaders to restructure Greece’s sovereign debt, while at the same time attempting to avoid a default, translated into an anxiety-ridden climate for investors. Amid this uncertain financial market backdrop, the Federal Reserve and European Central Bank acted in close coordination to ensure that financial markets had ample liquidity. In spite of this collaboration, investment capital generally favored perceived “safe haven” countries such as the U.S. in 2011.

On the economic front, results were mixed. Government initiatives aimed at controlling inflation, currency values, and rising prices in residential properties tempered economic activity within some emerging economies. Brazil’s economy, for example—which enjoys developed agricultural, service, mining, and manufacturing—is estimated to have expanded by an inflation-adjusted 2.8% in 2011 (as measured by real gross domestic product). This rate represented less than half of the

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

13.31%	S&P 500® Index: measures U.S. large-cap stocks

12.40%	Russell 2000® Index: measures U.S. small-cap stocks

4.26%	MSCI EAFE® Index: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.73%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.01%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab International ETFs 3

From the President continued

International stock investors experienced two sharply contrasting performance environments: the risk-averse environment of 2011, and the comparatively risk-tolerant environment of early 2012.

country’s 2010 pace and a steeper deceleration than was originally expected. China’s economy slowed while heading toward a forecasted “soft landing”—moderate but relatively robust economic growth—and decreased manufacturing activity tempered economic expansion in Hong Kong, South Korea, and Thailand.

In addition, economic activity in some developed markets decelerated heading into 2012. With U.S. growth expanding at what could be perceived as a frustratingly slow pace, demand for European exports was limited, and Europe confronted the effects of austerity measures that weighed on its own economic growth. As a result, the euro zone headed toward what the European Commission—the Directorate-General for Economic and Financial Affairs in Europe—forecasted in February would be a mild recession. By comparison, U.S. economic growth gained some momentum heading into 2012. In Japan, reduced demand from developed nations represented a significant hurdle for the country’s export-driven economy, while domestic reconstruction provided a modest counterbalance.

With that backdrop in mind, international equities started out the six months on a sour note, selling off sharply in September 2011. A worrisome soft patch in U.S. economic data that fueled fears of recession was one catalyst for the selloff, while the stock market’s reaction to Standard & Poor’s August downgrade of long-term Treasuries—and worries about possible credit-related aftershocks—was another. In addition, data began to suggest an unexpectedly quick deceleration of economic growth in China, while the euro zone’s crisis worsened.

Investors’ interest in riskier assets shifted sharply as 2012 began, however. U.S. economic data improved and paved the way for a potential increase in demand for imports. China’s economy slowed but didn’t stall, while a long-awaited resolution to the debt crisis in Greece seemed not only possible but likely. As a result, investors turned to the same markets they had largely avoided in 2011. For the first two months of 2012, the FTSE All Emerging Index, FTSE Developed ex-U.S. Index, and FTSE Developed Small Cap ex-U.S. Liquid Index each experienced double-digit returns, a sharp contrast to the comparatively negative returns generated for the last four months of 2011.

For details concerning the characteristics and investment performance of the Schwab International ETFs, please read the pages that follow this letter.

We also encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabetfs.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested.

4 Schwab International ETFs

Fund Management

Agnes Hong, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. Prior to joining the firm in September 2009, she worked for five years as a portfolio manager for a major asset management firm. Prior to that, she worked in strategy and management consulting for five years. In addition, she also worked as a senior product manager servicing global financial services clients.

Ferian Juwono, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. Prior to joining the firm in May 2010, he was a portfolio manager at a major asset management firm for three years. Before that position, he was a senior business analyst at a major financial firm for nearly two years. In addition, he was a senior financial analyst at a regional banking firm for four years.

Schwab International ETFs 5

Schwab International Equity ETF™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab International Equity ETFtm (11/3/09)
NAV Return[2]	3.50%	-7.33%	4.63%
Market Price Return[2]	3.54%	-7.86%	4.68%
FTSE Developed ex-US Index	3.60%	-7.25%	4.89%
ETF Category: Morningstar Foreign Large Blend[3]	3.11%	-7.62%	5.51%

Fund Expense Ratio4: 0.13%

 Country Weightings % of Investments

Japan	17.1%
United Kingdom	16.6%
Canada	9.0%
France	8.3%
Australia	7.2%
Germany	7.1%
Switzerland	6.9%
Republic of Korea	5.0%
Hong Kong	4.0%
Netherlands	3.8%
Other Countries	15.0%
Total	100.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principals, or from economic or political instability in other nations.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

6 Schwab International ETFs

Performance Summary as of 2/29/12 continued

 Statistics

Number of Holdings	977
Weighted Average Market Cap ($ x 1,000,000)	$47,644
Price/Earnings Ratio (P/E)	19.7
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate[1]	4%

 Sector Weightings % of Investments

Financials	23.6%
Industrials	12.4%
Materials	11.4%
Consumer Discretionary	10.3%
Energy	10.1%
Consumer Staples	10.0%
Health Care	7.7%
Information Technology	5.8%
Telecommmunication Services	4.8%
Utilities	3.8%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Nestle S.A. - Reg’d	1.6%
Samsung Electronics Co., Ltd. GDR - Reg’d	1.2%
HSBC Holdings plc	1.2%
BP plc	1.1%
Royal Dutch Shell plc, A Shares	1.0%
Vodafone Group plc	1.0%
Novartis AG - Reg’d	1.0%
Total S.A.	0.9%
BHP Billiton Ltd.	0.9%
Roche Holding AG	0.9%
Total	10.8%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab International ETFs 7

Schwab International Small-Cap Equity ETF™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab International Small-Cap Equity ETFtm (1/14/10)
NAV Return[2]	0.23%	-7.32%	5.80%
Market Price Return[2]	0.90%	-7.82%	5.91%
FTSE Developed Small Cap ex-US Liquid Index	0.39%	-7.41%	6.26%
ETF Category: Morningstar Foreign Small/Mid Growth[3]	-1.78%	-10.90%	3.40%

Fund Expense Ratio4: 0.35%

 Country Weightings % of Investments

Canada	21.0%
United Kingdom	17.3%
Japan	14.0%
Australia	8.0%
Republic of Korea	4.3%
Germany	4.2%
Switzerland	3.5%
Hong Kong	3.4%
France	3.1%
Sweden	2.5%
Other Countries	18.7%
Total	100.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principals, or from economic or political instability in other nations.

Investments in smaller companies typically exhibit higher volatility.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

8 Schwab International ETFs

Performance Summary as of 2/29/12 continued

 Statistics

Number of Holdings	977
Weighted Average Market Cap ($ x 1,000,000)	$1,966
Price/Earnings Ratio (P/E)	19.0
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[1]	16%

 Sector Weightings % of Investments

Industrials	20.6%
Financials	17.2%
Materials	15.5%
Consumer Discretionary	15.1%
Energy	10.0%
Information Technology	7.6%
Consumer Staples	5.9%
Health Care	4.5%
Utilities	2.4%
Telecommunication Services	1.0%
Other	0.2%
Total	100.0%

 Top Equity Holdings % of Net Assets2

New Gold, Inc.	0.4%
Baytex Energy Corp.	0.4%
Metro, Inc., A Shares	0.4%
Franco-Nevada Corp.	0.4%
Athabasca Oil Sands Corp.	0.4%
Onex Corp.	0.4%
Inmet Mining Corp.	0.3%
Centerra Gold, Inc.	0.3%
Viterra, Inc.	0.3%
Pembina Pipeline Corp.	0.3%
Total	3.6%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab International ETFs 9

Schwab Emerging Markets Equity ETF™

Performance Summary as of 2/29/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab Emerging Markets Equity ETFtm (1/14/10)
NAV Return[2]	4.86%	-0.98%	4.82%
Market Price Return[2]	4.31%	-2.19%	4.71%
FTSE All-Emerging Index	5.24%	-0.81%	5.39%
ETF Category: Morningstar Diversified Emerging Markets[3]	3.95%	-2.00%	3.59%

Fund Expense Ratio4: 0.25%

 Country Weightings % of Investments

Brazil	19.2%
China	17.1%
Taiwan	12.6%
South Africa	10.1%
India	9.8%
Russia	6.8%
Mexico	5.3%
Malaysia	4.5%
Indonesia	3.0%
Chile	2.3%
Other Countries	9.3%
Total	100.0%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principals, or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

Index ownership — “FTSE®” is a trademark jointly owned by the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited (“FTSE”) under license. FTSE does not sponsor, endorse or promote Schwab ETFs and does not accept any liability in relation to their issue, operation and trading.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

10 Schwab International ETFs

Performance Summary as of 2/29/12 continued

 Statistics

Number of Holdings	553
Weighted Average Market Cap ($ x 1,000,000)	$35,098
Price/Earnings Ratio (P/E)	12.6
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1]	4%

 Sector Weightings % of Investments

Financials	26.3%
Energy	16.4%
Materials	13.9%
Information Technology	8.9%
Telecommunication Services	8.8%
Consumer Staples	8.0%
Industrials	6.0%
Consumer Discretionary	5.8%
Utilities	3.9%
Health Care	1.2%
Other	0.8%
Total	100.0%

 Top Equity Holdings % of Net Assets2

Petroleo Brasileiro S.A. ADR	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.1%
China Mobile Ltd.	1.8%
Gazprom ADR	1.7%
China Construction Bank Corp., H Shares	1.6%
Petroleo Brasileiro S.A. ADR	1.6%
America Movil S.A.B. de C.V., Series L	1.5%
Vale S.A. ADR	1.4%
Itau Unibanco Holding S.A. ADR	1.4%
Industrial & Commercial Bank of China Ltd., H Shares	1.3%
Total	16.6%

Portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.

Schwab International ETFs 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2011 and held through February 29, 2012.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees or brokerage commissions you may pay when purchasing or selling shares of the fund. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 9/1/11	at 2/29/12	9/1/11–2/29/12

Schwab International Equity ETFtm
Actual Return	0.13%	$1,000	$1,035.00	$0.66
Hypothetical 5% Return	0.13%	$1,000	$1,024.22	$0.65

Schwab International Small-Cap Equity ETFtm
Actual Return	0.35%	$1,000	$1,002.30	$1.74
Hypothetical 5% Return	0.35%	$1,000	$1,023.12	$1.76

Schwab Emerging Markets Equity ETFtm
Actual Return	0.25%	$1,000	$1,048.60	$1.27
Hypothetical 5% Return	0.25%	$1,000	$1,023.62	$1.26

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.

12 Schwab International ETFs

Schwab International Equity ETF™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	10/30/09[1]–
	2/29/12*		8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	25.99		23.82	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.25		0.68	0.38
Net realized and unrealized gains (losses)	0.54		1.96 [2]	(1.52)

Total from investment operations	0.79		2.64	(1.14)
Less distributions:
Distributions from net investment income	(0.75)		(0.47)	(0.04)

Net asset value at end of period	26.03		25.99	23.82

Total return (%)	3.50	[3]	11.04	(4.57)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[4]	0.13	0.14	[4,5]
Gross operating expenses	0.13	[4]	0.13	0.14	[4]
Net investment income (loss)	2.36	[4]	3.10	2.94	[4]
Portfolio turnover rate[6]	4	[3]	6	6	[3]
Net assets, end of period ($ x 1,000)	757,422		634,208	285,869

* Unaudited.

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended 8/31/10 is a blended rate.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 13

 Schwab International Equity ETF

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	736,060,508	750,212,140
0.4%	Preferred Stock	2,310,152	2,889,199
0.1%	Other Investment Company	507,296	507,296

99.5%	Total Investments	738,877,956	753,608,635
0.3%	Collateral Invested for Securities on Loan	2,281,438	2,281,438
0.2%	Other Assets and Liabilities, Net		1,532,285

100.0%	Net Assets		757,422,358

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Australia 7.2%

Banks 2.1%
Australia & New Zealand Banking Group Ltd.	146,664	3,478,267
Bendigo & Adelaide Bank Ltd.	27,354	228,457
Commonwealth Bank of Australia	92,538	4,942,146
National Australia Bank Ltd.	132,696	3,393,602
Westpac Banking Corp.	172,854	3,903,287

		15,945,759

Capital Goods 0.0%
CSR Ltd.	58,200	120,105
GWA Group Ltd.	50,925	130,952

		251,057

Commercial & Professional Services 0.1%
Brambles Ltd.	101,559	794,441
Downer EDI Ltd. *	40,449	172,628

		967,069

Consumer Services 0.1%
Crown Ltd.	39,576	359,183
Echo Entertainment Group Ltd.	78,570	365,031
Tatts Group Ltd.	152,484	392,109

		1,116,323

Diversified Financials 0.2%
ASX Ltd.	13,095	438,321
Challenger Ltd.	27,354	122,356
IOOF Holdings Ltd.	24,735	148,056
Macquarie Group Ltd.	20,370	589,175

		1,297,908

Energy 0.5%
Aquila Resources Ltd. *	9,312	51,614
Energy Resources of Australia Ltd. *	56,745	77,251
New Hope Corp., Ltd.	23,280	143,623
Origin Energy Ltd.	67,367	990,627
Paladin Energy Ltd. *	25,317	51,152
Santos Ltd.	52,380	816,085
Woodside Petroleum Ltd.	31,437	1,264,898
WorleyParsons Ltd.	14,259	452,478

		3,847,728

Food & Staples Retailing 0.6%
Metcash Ltd.	60,819	278,618
Wesfarmers Ltd.	54,417	1,710,930
Wesfarmers Ltd., Price Protected Shares	12,513	403,833
Woolworths Ltd.	66,057	1,806,408

		4,199,789

Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	34,920	452,752
Treasury Wine Estates Ltd.	49,914	209,786

		662,538

Health Care Equipment & Services 0.1%
Ansell Ltd.	5,820	93,254
Cochlear Ltd.	2,910	192,200
Ramsay Health Care Ltd.	8,730	173,083
Sonic Healthcare Ltd.	18,333	238,487

		697,024

Insurance 0.3%
AMP Ltd.	165,915	718,844
Insurance Australia Group Ltd.	149,574	534,920
QBE Insurance Group Ltd.	56,163	706,938
Suncorp Group Ltd.	53,835	475,798

		2,436,500

Materials 1.9%
Adelaide Brighton Ltd.	32,883	106,585
Amcor Ltd.	108,543	832,655
BHP Billiton Ltd.	180,129	7,025,798
Boral Ltd.	34,629	164,626
DuluxGroup Ltd.	20,079	67,253
Fortescue Metals Group Ltd.	119,310	718,020
Gunns Ltd. *	340,470	64,376
Iluka Resources Ltd.	43,068	777,098
Incitec Pivot Ltd.	112,908	397,692
Newcrest Mining Ltd.	37,830	1,368,851
Nufarm Ltd. *	14,841	75,685
Orica Ltd.	20,079	590,087
OZ Minerals Ltd.	15,922	188,372
Rio Tinto Ltd.	26,190	1,908,632

		14,285,730

Media 0.0%
APN News & Media Ltd.	45,687	44,673
Consolidated Media Holdings Ltd.	44,523	135,175

		179,848

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	34,629	1,226,461

Real Estate 0.6%
CFS Retail Property Trust	245,604	472,346

14 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Commonwealth Property Office Fund	318,378	335,392
Dexus Property Group	358,803	346,964
GPT Group	123,747	417,152
Lend Lease Group	41,072	332,378
Mirvac Group	188,277	244,109
Stockland	170,235	583,059
Westfield Group	129,204	1,227,071
Westfield Retail Trust	149,574	405,634

		4,364,105

Software & Services 0.0%
Computershare Ltd.	37,248	311,493

Telecommunication Services 0.1%
Telstra Corp., Ltd.	214,176	763,641

Transportation 0.2%
Asciano Group	49,640	265,486
Sydney Airport	23,650	66,948
Toll Holdings Ltd.	14,550	89,136
Transurban Group	129,786	785,273

		1,206,843

Utilities 0.1%
AGL Energy Ltd.	36,666	552,640

		54,312,456

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	8,148	205,293
Raiffeisen Bank International Holding AG	3,201	116,406

		321,699

Capital Goods 0.0%
Andritz AG	2,037	202,786
Strabag SE	3,201	96,773

		299,559

Energy 0.1%
OMV AG	10,476	391,404

Insurance 0.0%
Vienna Insurance Group AG	2,619	116,104

Materials 0.1%
Voestalpine AG	10,767	383,192

Real Estate 0.0%
Immofinanz AG *	53,600	188,358

Telecommunication Services 0.0%
Telekom Austria AG	21,534	251,678

		1,951,994

Belgium 0.8%

Banks 0.0%
Dexia S.A. *	66,348	24,585
KBC GROEP N.V.	6,984	165,642

		190,227

Capital Goods 0.0%
NV Bekaert S.A.	4,947	166,069

Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	5,238	395,047

Food & Staples Retailing 0.0%
Colruyt S.A.	5,820	229,047
Delhaize Group	1,455	80,297

		309,344

Food, Beverage & Tobacco 0.4%
Anheuser-Busch InBev N.V.	45,396	3,061,815

Insurance 0.1%
Ageas	164,706	351,201

Materials 0.1%
Solvay S.A.	2,037	251,671
Umicore	6,402	334,423

		586,094

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	8,439	342,165

Telecommunication Services 0.1%
Belgacom S.A.	11,349	362,763
Telenet Group Holding N.V. *	4,365	172,720

		535,483

		5,937,445

Canada 8.9%

Automobiles & Components 0.1%
Magna International, Inc.	10,000	478,501

Banks 2.2%
Bank of Montreal	29,100	1,715,953
Bank of Nova Scotia	58,200	3,152,414
Canadian Imperial Bank of Commerce	29,100	2,265,779
Royal Bank of Canada	87,300	4,935,138
The Toronto-Dominion Bank	58,200	4,776,187

		16,845,471

Capital Goods 0.2%
Bombardier, Inc., B Shares	116,400	561,348
Finning International, Inc.	29,100	849,704

		1,411,052

Consumer Services 0.0%
Tim Hortons, Inc.	4,000	217,107

Diversified Financials 0.0%
CI Financial Corp.	5,000	111,681
IGM Financial, Inc.	5,000	231,941

		343,622

Energy 2.4%
ARC Resources Ltd.	6,000	155,642
Cameco Corp.	5,000	123,357
Canadian Natural Resources Ltd.	58,200	2,170,350
Canadian Oil Sands Ltd.	18,000	431,839
Cenovus Energy, Inc.	43,740	1,707,945
Crescent Point Energy Corp.	10,000	475,659
Enbridge, Inc.	58,200	2,254,848
EnCana Corp.	58,200	1,191,240
Husky Energy, Inc.	29,100	789,728
Imperial Oil Ltd.	29,100	1,397,166
MEG Energy Corp. *	5,100	225,343
Nexen, Inc.	29,100	595,916
Pacific Rubiales Energy Corp.	15,000	437,535
Penn West Petroleum Ltd.	15,000	329,103

See financial notes 15

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Suncor Energy, Inc.	87,300	3,157,141
Talisman Energy, Inc.	58,200	803,614
TransCanada Corp.	46,180	2,042,807

		18,289,233

Food & Staples Retailing 0.1%
Loblaw Cos. Ltd.	2,000	70,501
Shoppers Drug Mart Corp.	19,400	827,841

		898,342

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	12,200	508,338

Insurance 0.6%
Great-West Lifeco, Inc.	29,100	680,413
Manulife Financial Corp.	116,400	1,463,051
Power Corp. of Canada	29,100	738,616
Power Financial Corp.	29,100	812,183
Sun Life Financial, Inc.	29,100	642,596

		4,336,859

Materials 1.8%
Agnico-Eagle Mines Ltd.	5,000	182,598
Agrium, Inc.	2,500	213,666
Barrick Gold Corp.	62,100	2,984,734
Eldorado Gold Corp.	17,600	270,178
First Quantum Minerals Ltd.	24,000	551,663
Goldcorp, Inc.	54,600	2,659,183
IAMGOLD Corp.	12,100	183,782
Ivanhoe Mines Ltd. *	32,985	575,006
Kinross Gold Corp.	58,200	647,028
Osisko Mining Corp. *	29,100	370,490
Potash Corp. of Saskatchewan, Inc.	51,060	2,386,204
Silver Wheaton Corp.	23,200	892,244
Teck Resources Ltd., Class B	38,200	1,536,610
Yamana Gold, Inc.	29,100	507,577

		13,960,963

Media 0.2%
Shaw Communications, Inc., B Shares	29,100	600,052
Thomson Reuters Corp.	29,100	848,227

		1,448,279

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Valeant Pharmaceuticals International, Inc. *	12,700	676,551

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	29,100	913,520
Brookfield Office Properties, Inc.	58,200	1,015,745

		1,929,265

Retailing 0.0%
Canadian Tire Corp. Ltd., Class A	3,660	233,472

Software & Services 0.1%
CGI Group, Inc., A Shares *	29,100	625,756

Technology Hardware & Equipment 0.1%
Research In Motion Ltd. *	33,100	471,489

Telecommunication Services 0.2%
BCE, Inc.	29,100	1,197,740
Rogers Communications, Inc., B Shares	10,900	419,754

		1,617,494

Transportation 0.4%
Canadian National Railway Co.	29,100	2,252,484
Canadian Pacific Railway Ltd.	7,110	535,190

		2,787,674

Utilities 0.1%
Canadian Utilities Ltd., Class A	4,000	267,790
Fortis, Inc.	6,000	198,833
TransAlta Corp.	11,000	233,301

		699,924

		67,779,392

China 0.0%

Consumer Durables & Apparel 0.0%
Anta Sports Products Ltd. (a)	3,000	3,334

Materials 0.0%
China Zhongwang Holdings Ltd. (a)	116,400	51,028
Fosun International	145,500	90,613

		141,641

Retailing 0.0%
Golden Eagle Retail Group Ltd. (a)	20,000	49,409

Technology Hardware & Equipment 0.0%
Foxconn International Holdings Ltd. (a)	97,000	68,163

		262,547

Denmark 1.1%

Banks 0.1%
Danske Bank A/S *	63,574	1,149,600

Capital Goods 0.1%
FLSmidth & Co. A/S	4,074	325,465
Rockwool International A/S, B Shares	873	89,613
Vestas Wind Systems A/S *	5,238	54,098

		469,176

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	7,857	621,039

Health Care Equipment & Services 0.1%
Coloplast A/S, B Shares	1,746	288,395
William Demant Holding A/S *	1,746	162,733

		451,128

Materials 0.1%
Novozymes A/S, B Shares	13,095	391,124

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Novo Nordisk A/S, B Shares	31,428	4,424,886

Transportation 0.1%
AP Moller - Maersk A/S, A Shares	23	177,619
AP Moller - Maersk A/S, B Shares	45	364,356
DSV A/S	9,603	224,621

		766,596

		8,273,549

Finland 0.7%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	8,148	363,065

16 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.2%
Kone Oyj, B Shares	13,968	833,164
Wartsila Oyj	13,968	482,820

		1,315,984

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	3,492	117,855

Insurance 0.1%
Sampo Oyj, A Shares	34,047	963,269

Materials 0.1%
Stora Enso Oyj, R Shares	44,814	337,805
UPM-Kymmene Oyj	34,629	479,445

		817,250

Technology Hardware & Equipment 0.2%
Nokia Oyj	212,721	1,121,154

Utilities 0.1%
Fortum Oyj	28,518	711,470

		5,410,047

France 8.3%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, B Shares	9,133	632,363
Faurecia	1,746	49,036
Renault S.A.	14,841	788,950

		1,470,349

Banks 0.6%
BNP Paribas	61,401	3,009,056
Credit Agricole S.A.	50,925	327,464
Societe Generale	44,814	1,453,731

		4,790,251

Capital Goods 1.1%
Alstom S.A.	16,878	730,163
Bouygues S.A.	16,005	511,268
Compagnie de Saint-Gobain	31,428	1,498,349
Legrand S.A.	11,058	403,090
Safran S.A.	11,931	401,476
Schneider Electric S.A.	31,428	2,144,523
Thales S.A.	4,365	158,209
Vallourec S.A.	6,984	493,751
Vinci S.A.	29,391	1,536,679
Wendel	2,037	172,322
Zodiac Aerospace	2,328	225,247

		8,275,077

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	4,365	362,080
Edenred	17,460	467,826
Societe BIC S.A.	2,619	264,404

		1,094,310

Consumer Durables & Apparel 0.7%
Christian Dior S.A.	4,074	634,628
Hermes International	2,619	981,137
LVMH Moet Hennessy Louis Vuitton S.A.	22,407	3,785,695

		5,401,460

Consumer Services 0.2%
Accor S.A.	17,460	616,605
Sodexo	11,058	854,550

		1,471,155

Diversified Financials 0.0%
Eurazeo	2,463	117,128

Energy 1.1%
Compagnie Generale De Geophysique-Veritas *	9,312	288,870
Technip S.A.	6,402	701,644
Total S.A.	125,130	7,028,553

		8,019,067

Food & Staples Retailing 0.2%
Carrefour S.A.	36,084	908,433
Casino Guichard Perrachon S.A.	3,783	370,025

		1,278,458

Food, Beverage & Tobacco 0.5%
Danone S.A.	35,793	2,431,361
Pernod Ricard S.A.	13,695	1,422,715

		3,854,076

Health Care Equipment & Services 0.2%
bioMerieux	1,164	97,567
Essilor International S.A.	13,386	1,070,089

		1,167,656

Household & Personal Products 0.2%
L’Oreal S.A.	15,714	1,799,575

Insurance 0.3%
AXA S.A.	132,131	2,139,578
CNP Assurances	10,476	151,629
SCOR SE	10,185	270,650

		2,561,857

Materials 0.4%
Air Liquide S.A.	16,328	2,130,246
Arkema S.A	2,910	267,740
Lafarge S.A.	13,095	611,525

		3,009,511

Media 0.4%
Eutelsat Communications	7,275	272,392
JC Decaux S.A. *	3,201	89,193
Lagardere S.C.A.	7,566	227,521
Publicis Groupe	7,857	431,606
Societe Television Francaise 1	9,312	111,736
Vivendi	74,496	1,606,411

		2,738,859

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	75,951	5,639,795

Real Estate 0.2%
Gecina S.A.	1,455	140,293
Klepierre	5,238	167,044
Unibail-Rodamco SE	5,529	1,072,440

		1,379,777

Retailing 0.1%
PPR	5,820	993,418

Software & Services 0.1%
Atos Origin S.A.	3,783	216,185
Cap Gemini S.A.	8,439	373,322

See financial notes 17

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dassault Systemes S.A.	2,910	242,594

		832,101

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	189,150	476,195
Gemalto N.V.	4,656	267,102

		743,297

Telecommunication Services 0.2%
France Telecom S.A.	109,707	1,681,079

Transportation 0.1%
Aeroports de Paris	1,455	115,419
Air France-KLM *	6,111	36,271
Bollore	582	120,674
Groupe Eurotunnel S.A. - Reg’d	24,735	215,469

		487,833

Utilities 0.5%
Electricite de France	19,788	495,394
GDF Suez	101,559	2,645,105
Suez Environnement S.A.	23,862	350,803
Veolia Environnement	30,555	375,422

		3,866,724

		62,672,813

Germany 6.6%

Automobiles & Components 0.8%
Bayerische Motoren Werke AG	20,661	1,918,921
Continental AG *	4,074	372,384
Daimler AG - Reg’d	57,909	3,516,517
Volkswagen AG	1,455	247,576

		6,055,398

Banks 0.1%
Commerzbank AG *	225,537	569,008

Capital Goods 0.9%
GEA Group AG	12,513	424,492
Hochtief AG	3,783	265,222
MAN SE	9,312	1,077,501
Siemens AG - Reg’d	51,798	5,187,061

		6,954,276

Consumer Durables & Apparel 0.2%
Adidas AG	13,968	1,102,041
Puma AG Rudolf Dassler Sport	582	202,771

		1,304,812

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	55,290	2,592,717
Deutsche Boerse AG	13,095	871,830

		3,464,547

Food & Staples Retailing 0.1%
Metro AG	12,804	509,041

Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	11,931	839,182
Fresenius SE	7,275	755,185

		1,594,367

Household & Personal Products 0.1%
Beiersdorf AG	4,656	292,794
Henkel AG & Co. KGaA	4,947	271,090

		563,884

Insurance 0.7%
Allianz SE - Reg’d	26,481	3,224,612
Hannover Rueckversicherung AG - Reg’d	3,783	210,847
Muenchener Rueckversicherungs - Gesellschaft AG - Reg’d	11,931	1,746,832

		5,182,291

Materials 1.0%
BASF SE	49,470	4,360,998
HeidelbergCement AG	12,222	660,678
K+S AG	11,648	583,918
Lanxess AG	4,656	349,409
Linde AG	7,275	1,214,524
Salzgitter AG	2,910	178,831
ThyssenKrupp AG	23,280	630,774

		7,979,132

Media 0.0%
Kabel Deutschland Holding AG *	4,365	263,166

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg’d	51,507	3,823,999
Merck KGaA	3,783	392,747

		4,216,746

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	66,057	670,774

Software & Services 0.5%
SAP AG	53,544	3,627,846

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	186,822	2,189,227

Transportation 0.1%
Deutsche Lufthansa AG - Reg’d	10,767	150,079
Deutsche Post AG - Reg’d	51,216	903,326

		1,053,405

Utilities 0.5%
E.ON AG	122,220	2,822,718
RWE AG	26,020	1,190,397

		4,013,115

		50,211,035

Greece 0.1%

Banks 0.0%
Alpha Bank AE *	15,540	27,648
National Bank of Greece S.A. ADR *	35,000	108,150

		135,798

Energy 0.0%
Hellenic Petroleum S.A.	5,000	36,787

Food, Beverage & Tobacco 0.1%
Coca Cola Hellenic Bottling Co. S.A. ADR *	9,312	175,624

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A.	20,661	65,779

		413,988

18 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Hong Kong 4.0%

Automobiles & Components 0.0%
Geely Automobile Holdings Ltd.	210,000	92,603
Xinyi Glass Holdings Co., Ltd.	156,000	98,157

		190,760

Banks 0.3%
BOC Hong Kong Holdings Ltd.	291,000	816,077
Dah Sing Banking Group Ltd.	246,560	264,182
Hang Seng Bank Ltd.	58,200	815,702
The Bank of East Asia Ltd. (a)	174,600	706,892

		2,602,853

Capital Goods 0.5%
Hutchison Whampoa Ltd.	228,000	2,272,445
Jardine Matheson Holdings Ltd.	11,000	561,000
Jardine Strategic Holdings Ltd.	5,000	152,800
Johnson Electric Holdings Ltd.	305,000	181,686
Noble Group Ltd.	341,181	388,529

		3,556,460

Consumer Durables & Apparel 0.1%
Hutchison Harbour Ring Ltd.	582,000	54,030
Techtronic Industries Co., Ltd.	145,500	175,972
Yue Yuen Industrial Holdings Ltd.	40,000	136,158

		366,160

Consumer Services 0.2%
China Travel International Investment Hong Kong Ltd.	582,000	115,564
Galaxy Entertainment Group Ltd. *	151,000	373,815
Sands China Ltd.	116,400	438,243
The Hongkong & Shanghai Hotels Ltd.	145,500	215,745

		1,143,367

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	87,300	1,625,401

Energy 0.0%
Mongolia Energy Co., Ltd. *	291,000	30,392

Food, Beverage & Tobacco 0.1%
China Huiyuan Juice Group Ltd. (a)	145,500	55,343
China Mengniu Dairy Co., Ltd.	74,000	209,910
Want Want China Holdings Ltd.	582,000	579,321

		844,574

Household & Personal Products 0.1%
Hengan International Group Co., Ltd.	99,500	904,464

Insurance 0.3%
AIA Group Ltd.	523,800	1,985,600

Materials 0.0%
Fushan International Energy Group Ltd.	140,000	59,569
Nine Dragons Paper Holdings Ltd.	62,000	56,039

		115,608

Real Estate 1.1%
Cheung Kong (Holdings) Ltd.	90,000	1,313,615
Chinese Estates Holdings Ltd.	145,500	234,505
Hang Lung Group Ltd.	40,000	269,479
Hang Lung Properties Ltd.	77,000	291,889
Henderson Land Development Co., Ltd.	45,000	282,856
Hongkong Land Holdings Ltd.	291,000	1,609,230
Hopewell Holdings Ltd.	145,500	445,559
Hysan Development Co., Ltd.	31,000	134,901
Kerry Properties Ltd.	10,000	47,578
Kowloon Development Co., Ltd.	25,000	27,270
New World Development Co., Ltd.	416,000	576,072
Sino Land Co., Ltd.	105,000	187,643
Sun Hung Kai Properties Ltd.	115,000	1,773,405
Swire Pacific Ltd.	42,000	476,824
Swire Properties Ltd. *	21,000	51,663
The Link REIT	145,500	544,989
The Wharf Holdings Ltd.	53,000	332,117
Wheelock & Co., Ltd.	10,000	34,426

		8,634,021

Retailing 0.3%
Belle International Holdings Ltd.	291,000	478,015
Chow Tai Fook Jewellery Group Ltd. (a)	30,000	51,059
GOME Electrical Appliances Holdings Ltd. (a)	1,164,000	355,697
Li & Fung Ltd.	220,000	507,188
Lifestyle International Holdings Ltd.	145,500	401,473
Parkson Retail Group Ltd.	291,000	345,191

		2,138,623

Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	29,100	410,102
GCL Poly Energy Holdings Ltd. (a)	384,000	131,702

		541,804

Software & Services 0.2%
Alibaba.com Ltd. *	65,000	110,796
Tencent Holdings Ltd.	50,100	1,307,457

		1,418,253

Technology Hardware & Equipment 0.0%
AAC Acoustic Technologies Holdings, Inc.	50,000	128,422
VTech Holdings Ltd. (a)	10,000	112,691

		241,113

Telecommunication Services 0.0%
HKT Trust / HKT Ltd. *	5,760	4,174
PCCW Ltd.	291,000	107,309

		111,483

Transportation 0.2%
Cathay Pacific Airways Ltd.	62,000	123,269
Hopewell Highway Infrastructure Ltd. (a)	1,746,000	1,026,569

		1,149,838

Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	22,000	129,208
CLP Holdings Ltd.	98,000	868,084
ENN Energy Holdings Ltd.	40,000	136,158
Hong Kong & China Gas Co., Ltd.	339,200	867,714
Power Assets Holdings Ltd.	80,000	597,238

		2,598,402

		30,199,176

See financial notes 19

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Ireland 0.5%

Commercial & Professional Services 0.1%
Experian plc	57,327	865,860

Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	6,693	286,503

Materials 0.1%
CRH plc	42,486	914,877

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Elan Corp. plc *	44,232	554,415
Shire plc	30,555	1,072,845

		1,627,260

Transportation 0.0%
Ryanair Holdings plc *	11,021	60,593

		3,755,093

Israel 0.6%

Banks 0.1%
Bank Hapoalim B.M.	66,348	215,230
Bank Leumi Le-Israel	56,745	164,694
First International Bank of Israel Ltd. *	7,857	75,194
Israel Discount Bank, A Shares *	53,259	67,020

		522,138

Capital Goods 0.0%
Delek Group Ltd.	291	52,671
Elbit Systems Ltd.	873	32,065
IDB Holding Corp., Ltd. *	873	7,028
Ormat Industries Ltd.	15,423	67,757

		159,521

Energy 0.1%
Avner Oil Exploration LP *	75,660	49,689
Delek Drilling - LP *	13,968	50,120
Isramco Negev 2 LP *	523,800	70,048
Oil Refineries Ltd. *	46,560	25,436
Ratio Oil Exploration 1992 LP *	291,000	26,509

		221,802

Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	1,455	21,038
Strauss Group Ltd. *	1,164	12,730

		33,768

Insurance 0.0%
Harel Insurance Investments & Financial Services Ltd.	582	18,525

Materials 0.1%
Israel Chemicals Ltd.	27,354	290,472
The Israel Corp., Ltd.	291	174,928

		465,400

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	55,149	2,473,946

Real Estate 0.0%
Azrieli Group	2,328	54,165
Gazit-Globe Ltd.	4,365	43,092

		97,257

Software & Services 0.0%
NICE Systems Ltd. *	2,910	99,254

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	107,670	178,203
Cellcom Israel Ltd.	2,328	31,613

		209,816

		4,301,427

Italy 2.1%

Automobiles & Components 0.1%
Fiat S.p.A.	31,137	180,853
Pirelli & C S.p.A.	27,987	292,766

		473,619

Banks 0.4%
Banca Carige S.p.A.	62,274	95,966
Banca Monte dei Paschi di Siena S.p.A.	291,000	156,097
Banco Popolare Societa Cooperatira	87,300	161,158
Intesa Sanpaolo	600,042	1,172,710
UniCredit S.p.A.	221,742	1,158,614
Unione di Banche Italiane S.c.p.A.	41,031	190,898

		2,935,443

Capital Goods 0.1%
Fiat Industrial S.p.A. *	51,507	551,207

Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	11,349	411,572

Consumer Services 0.0%
Autogrill S.p.A.	13,386	136,447

Diversified Financials 0.0%
EXOR S.p.A.	5,529	139,565
Mediobanca S.p.A.	34,047	222,714

		362,279

Energy 0.6%
Eni S.p.A.	165,579	3,834,078
Saipem S.p.A.	20,370	1,034,642

		4,868,720

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	68,385	155,056

Insurance 0.2%
Assicurazioni Generali S.p.A.	96,321	1,557,779

Media 0.0%
Mediaset S.p.A.	48,306	143,712

Telecommunication Services 0.1%
Telecom Italia S.p.A.	730,410	845,165
Telecom Italia S.p.A. - RSP	262,191	249,195

		1,094,360

Transportation 0.1%
Atlantia S.p.A.	28,141	473,188

Utilities 0.4%
A2A S.p.A.	113,199	114,403
Enel S.p.A.	444,648	1,791,554
Snam Rete Gas S.p.A.	99,231	482,382
Terna-Rete Elettrica Nazionale S.p.A.	91,083	344,568

		2,732,907

		15,896,289

20 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Japan 17.0%

Automobiles & Components 2.1%
Bridgestone Corp.	29,100	703,232
Denso Corp.	29,100	966,045
Honda Motor Co., Ltd.	87,300	3,338,195
Isuzu Motors Ltd.	6,000	33,951
Mitsubishi Motors Corp. *	582,000	697,480
NHK Spring Co., Ltd.	5,000	51,767
Nissan Motor Co., Ltd.	145,500	1,495,626
Nok Corp.	29,100	583,869
Sumitomo Rubber Industries Ltd.	29,100	367,795
Suzuki Motor Corp.	29,100	692,806
Toyota Motor Corp.	148,830	6,169,071
Yamaha Motor Co., Ltd.	29,100	419,207

		15,519,044

Banks 1.8%
77 Bank Ltd.	28,000	123,499
Aozora Bank Ltd.	291,000	844,885
Bank of Yokohama Ltd.	30,000	145,293
Fukuoka Financial Group, Inc.	27,000	118,087
Hokuhoku Financial Group, Inc.	291,000	564,455
Mitsubishi UFJ Financial Group, Inc.	814,800	4,228,021
Mizuho Financial Group, Inc.	1,319,200	2,216,595
Resona Holdings, Inc.	145,500	699,277
Sapporo Hokuyo Holdings, Inc.	58,200	201,334
Senshu Ikeda Holdings, Inc.	232,800	342,268
Shinsei Bank Ltd.	301,000	390,474
Shizuoka Bank Ltd.	20,000	204,102
Sumitomo Mitsui Financial Group, Inc.	87,300	2,973,636
Sumitomo Mitsui Trust Holdings, Inc.	150,000	522,609
The Chiba Bank Ltd.	20,000	127,008
The Hokkoku Bank Ltd.	2,000	7,586
The Juroku Bank Ltd.	20,000	69,434
The Nanto Bank Ltd.	4,000	19,570
The San-In Godo Bank Ltd.	2,000	15,345
The Shiga Bank Ltd.	8,000	49,815
Yamaguchi Financial Group, Inc.	9,000	82,506

		13,945,799

Capital Goods 2.3%
COMSYS Holdings Corp.	29,100	317,102
Daikin Industries Ltd.	29,100	866,457
Fanuc Ltd.	12,090	2,200,219
Hitachi Cable Ltd. *	7,000	16,778
IHI Corp.	291,000	740,623
ITOCHU Corp.	58,200	665,122
JS Group Corp.	29,100	611,193
JTEKT Corp.	29,100	330,044
Kandenko Co., Ltd.	2,000	10,526
Kawasaki Heavy Industries Ltd.	291,000	916,790
Komatsu Ltd.	58,200	1,741,542
Mitsubishi Corp.	87,300	2,147,446
Mitsubishi Electric Corp.	4,000	36,027
Mitsubishi Heavy Industries Ltd.	291,000	1,369,792
Mitsui & Co., Ltd.	87,300	1,508,929
Nippon Sheet Glass Co., Ltd.	45,000	75,612
Sojitz Corp.	145,500	271,442
Sumitomo Corp.	87,300	1,299,685
Sumitomo Electric Industries Ltd.	58,200	760,037
The Japan Steel Works Ltd.	1,000	7,438
THK Co., Ltd.	29,100	618,743
Toyota Tsusho Corp.	29,100	586,386
Ushio, Inc.	29,100	433,228

		17,531,161

Commercial & Professional Services 0.2%
Secom Co., Ltd.	29,100	1,385,971

Consumer Durables & Apparel 0.9%
Haseko Corp. *	155,500	115,271
Makita Corp.	29,100	1,215,196
NAMCO BANDAI Holdings, Inc.	29,100	408,062
Nikon Corp.	29,100	791,316
Panasonic Corp.	174,600	1,637,279
Sega Sammy Holdings, Inc.	29,100	554,029
Sony Corp.	58,200	1,248,992
Sumitomo Forestry Co., Ltd.	29,100	265,689
TSI Holdings Co., Ltd.	32,100	195,122

		6,430,956

Consumer Services 0.0%
Benesse Holdings, Inc.	2,000	92,167
Oriental Land Co., Ltd.	1,000	104,028

		196,195

Diversified Financials 0.4%
Acom Co., Ltd. *	400	8,421
Credit Saison Co., Ltd.	29,100	583,150
Daiwa Securities Group, Inc.	130,000	541,265
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,820	249,511
Nomura Holdings, Inc.	261,900	1,213,399
ORIX Corp.	5,820	563,017

		3,158,763

Energy 0.3%
Cosmo Oil Co., Ltd.	30,000	87,843
Inpex Corp.	155	1,104,954
JX Holdings, Inc.	119,800	754,855
Showa Shell Sekiyu K.K.	29,100	197,020
TonenGeneral Sekiyu KK	15,000	139,363

		2,284,035

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	58,200	742,061
Seven & i Holdings Co., Ltd.	58,200	1,614,989

		2,357,050

Food, Beverage & Tobacco 0.6%
Ajinomoto Co., Inc.	27,000	319,570
Asahi Breweries Ltd.	29,100	639,236
Japan Tobacco, Inc.	291	1,553,150
Kagome Co., Ltd.	29,100	572,365
Kewpie Corp.	29,100	402,669
Kirin Holdings Co., Ltd.	35,000	413,393
Sapporo Holdings Ltd.	10,000	37,188
Toyo Suisan Kaisha Ltd.	2,000	51,569
Yakult Honsha Co., Ltd.	9,000	279,318

		4,268,458

Health Care Equipment & Services 0.1%
Medipal Holdings Corp.	8,900	107,429
Miraca Holdings, Inc.	2,100	80,560
Nipro Corp. (a)	4,000	30,689
Olympus Corp.	29,100	488,595
Suzuken Co., Ltd.	2,100	62,139

See financial notes 21

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Terumo Corp.	6,100	295,052

		1,064,464

Household & Personal Products 0.2%
Kao Corp.	29,100	747,454
Lion Corp.	11,000	62,787
Shiseido Co., Ltd.	14,200	247,544
Unicharm Corp.	4,100	213,003

		1,270,788

Insurance 0.5%
Sony Financial Holdings, Inc.	58,200	1,069,229
T&D Holdings, Inc.	58,200	682,380
The Dai-ichi Life Insurance Co., Ltd.	432	570,022
Tokio Marine Holdings, Inc.	58,200	1,614,270

		3,935,901

Materials 1.3%
Asahi Kasei Corp.	60,000	381,764
Hitachi Chemical Co., Ltd.	29,100	539,648
JFE Holdings, Inc.	32,200	696,593
JSR Corp.	29,100	613,710
Kobe Steel Ltd.	291,000	506,931
Kuraray Co. Ltd.	29,100	421,364
Mitsubishi Chemical Holdings Corp.	145,500	841,290
Nippon Paper Group, Inc. (a)	4,500	96,905
Nippon Steel Corp.	291,000	841,290
Nissan Chemical Industries Ltd.	11,200	112,083
Nisshin Steel Co., Ltd.	4,000	6,919
Nitto Denko Corp.	24,600	1,015,122
Shin-Etsu Chemical Co., Ltd.	29,100	1,565,734
Showa Denko K.K.	291,000	661,527
Sumitomo Chemical Co., Ltd.	20,000	86,978
Sumitomo Metal Industries Ltd.	291,000	607,598
Sumitomo Metal Mining Co., Ltd.	22,000	327,527
Tokyo Steel Manufacturing Co., Ltd.	29,100	245,196
Toray Industries, Inc.	50,000	357,055

		9,925,234

Media 0.2%
Dentsu, Inc.	29,100	907,802
Hakuhodo DY Holdings, Inc.	5,820	356,290
SKY Perfect JSAT Holdings, Inc.	131	61,421

		1,325,513

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Astellas Pharma, Inc.	29,100	1,200,815
Chugai Pharmaceutical Co., Ltd.	29,100	478,169
Daiichi Sankyo Co., Ltd.	29,100	536,772
Dainippon Sumitomo Pharma Co., Ltd.	29,100	303,080
Eisai Co., Ltd.	29,100	1,182,839
Kissei Pharmaceutical Co., Ltd.	1,700	33,248
Otsuka Holdings Co., Ltd.	29,100	820,797
Shionogi & Co., Ltd.	29,100	404,466
Takeda Pharmaceutical Co., Ltd.	29,100	1,319,459

		6,279,645

Real Estate 0.5%
Daito Trust Construction Co., Ltd.	3,800	336,150
Daiwa House Industry Co., Ltd.	22,000	285,125
Mitsubishi Estate Co., Ltd.	54,000	980,726
Mitsui Fudosan Co., Ltd.	45,000	857,302
NTT Urban Development Corp.	291	234,411
Sumitomo Real Estate Sales Co., Ltd.	2,910	129,070
Sumitomo Realty & Development Co., Ltd.	30,000	702,743
Tokyo Tatemono Co., Ltd. *	1,000	4,089

		3,529,616

Retailing 0.4%
Aoyama Trading Co., Ltd.	4,100	76,691
DeNA Co., Ltd.	1,900	62,089
Fast Retailing Co., Ltd.	2,000	415,864
Isetan Mitsukoshi Holdings Ltd.	58,200	657,932
J Front Retailing Co., Ltd.	34,000	172,226
Komeri Co., Ltd.	1,000	28,997
Marui Group Co., Ltd.	29,100	238,006
Point, Inc.	2,910	109,835
USS Co., Ltd.	2,910	286,182
Yamada Denki Co., Ltd.	11,640	757,880

		2,805,702

Semiconductors & Semiconductor Equipment 0.1%
Tokyo Electron Ltd.	19,400	1,080,974

Software & Services 0.4%
KONAMI Corp.	29,100	803,180
Nintendo Co., Ltd.	4,000	593,032
Nomura Research Institute Ltd.	29,100	694,963
NTT Data Corp.	100	338,399
Square Enix Holdings Co., Ltd.	3,900	76,420
Trend Micro, Inc.	2,800	82,125
Yahoo! Japan Corp.	873	277,194

		2,865,313

Technology Hardware & Equipment 1.6%
Alps Electric Co., Ltd.	29,100	261,375
Brother Industries Ltd.	29,100	377,861
Canon, Inc.	87,300	3,969,162
FUJIFILM Holdings Corp.	29,100	739,544
Fujitsu Ltd.	31,000	168,903
Hamamatsu Photonics KK	2,100	75,137
Hitachi Ltd.	291,000	1,700,556
Hoya Corp.	29,100	680,222
Keyence Corp.	1,000	263,405
Konica Minolta Holdings, Inc.	10,000	84,754
Kyocera Corp.	10,500	932,728
Murata Manufacturing Co., Ltd.	29,100	1,741,902
NEC Corp. *	82,000	161,082
Nippon Electric Glass Co., Ltd.	10,000	93,897
OMRON Corp.	29,100	647,146
Ricoh Co., Ltd.	15,000	138,436
Seiko Epson Corp.	5,200	70,670
Toshiba Corp.	55,000	241,908

		12,348,688

Telecommunication Services 0.7%
KDDI Corp.	174	1,109,266
Nippon Telegraph & Telephone Corp.	29,100	1,378,781
NTT DoCoMo, Inc.	923	1,582,807
SOFTBANK Corp.	42,100	1,259,255

		5,330,109

Transportation 0.8%
All Nippon Airways Co., Ltd. (a)	291,000	895,219
Central Japan Railway Co.	152	1,252,582
East Japan Railway Co.	29,100	1,873,128
Tobu Railway Co., Ltd.	10,000	52,261
Tokyu Corp.	192,000	927,502

22 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
West Japan Railway Co.	29,100	1,191,827

		6,192,519

Utilities 0.5%
Chubu Electric Power Co., Inc.	33,100	609,737
Electric Power Development Co., Ltd.	11,000	282,271
Hokkaido Electric Power Co., Inc.	3,000	44,514
Kyushu Electric Power Co., Inc.	29,100	429,633
Osaka Gas Co., Ltd.	92,000	354,633
Shikoku Electric Power Co., Inc.	8,500	235,026
The Chugoku Electric Power Co., Inc.	29,100	529,941
The Kansai Electric Power Co., Inc.	29,100	483,921
The Tokyo Electric Power Co., Inc. *	87,300	242,680
Toho Gas Co., Ltd.	20,000	117,124
Tohoku Electric Power Co., Inc.	16,000	188,980
Tokyo Gas Co., Ltd.	100,000	458,364

		3,976,824

		129,008,722

Luxembourg 0.3%

Energy 0.1%
Tenaris S.A.	24,444	477,401

Materials 0.1%
ArcelorMittal	68,385	1,447,649

Media 0.1%
SES	19,497	472,199

Retailing 0.0%
L’Occitane International S.A.	15,500	36,853

		2,434,102

Macau 0.0%

Consumer Services 0.0%
Wynn Macau Ltd.	80,000	210,942

Netherlands 3.8%

Capital Goods 0.2%
Koninklijke (Royal) Philips Electronics N.V.	63,438	1,336,985

Commercial & Professional Services 0.1%
Randstad Holding N.V.	11,349	431,156

Diversified Financials 0.3%
ING Groep N.V. CVA *	245,107	2,183,022

Energy 1.8%
Fugro N.V. CVA	4,947	364,762
Royal Dutch Shell plc, A Shares	210,393	7,684,747
Royal Dutch Shell plc, B Shares	151,320	5,631,007
SBM Offshore N.V.	9,603	174,962

		13,855,478

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	69,840	969,751

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	4,365	195,608
Heineken N.V.	16,005	848,474
Unilever N.V. CVA	89,337	2,979,286

		4,023,368

Insurance 0.1%
AEGON N.V. *	117,273	616,523

Materials 0.2%
Akzo Nobel N.V.	13,386	762,367
Koninklijke DSM N.V.	10,767	601,326

		1,363,693

Media 0.1%
Reed Elsevier N.V.	40,449	501,208
Wolters Kluwer N.V.	17,460	326,403

		827,611

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
QIAGEN N.V. *	13,677	210,492

Real Estate 0.0%
Corio N.V.	4,656	224,656

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	23,280	1,074,387
STMicroelectronics N.V.	19,206	143,900

		1,218,287

Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	92,538	1,007,016

Transportation 0.1%
Koninklijke Vopak N.V.	1,455	81,552
TNT Express N.V.	20,370	254,805
TNT N.V.	8,730	51,909

		388,266

		28,656,304

New Zealand 0.1%

Consumer Services 0.0%
Sky City Entertainment Group Ltd.	103,014	326,599

Real Estate 0.0%
Kiwi Income Property Trust	148,410	127,017

Telecommunication Services 0.0%
Chorus Ltd. *	23,141	63,611
Telecom Corp. of New Zealand Ltd.	115,818	208,987

		272,598

Transportation 0.1%
Auckland International Airport Ltd.	168,780	342,268

		1,068,482

Norway 0.9%

Banks 0.1%
DnB NOR A.S.A.	61,158	789,544

Capital Goods 0.1%
Orkla A.S.A.	58,200	486,732

Energy 0.5%
Aker Solutions A.S.A.	6,111	106,601
Kvaerner A.S.A. *	15,132	43,018
Seadrill Ltd.	20,370	849,216
Statoil A.S.A.	81,480	2,345,698

		3,344,533

Insurance 0.0%
Storebrand A.S.A.	22,365	107,806

See financial notes 23

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
Norsk Hydro A.S.A.	58,289	352,393
Yara International A.S.A.	14,550	717,584

		1,069,977

Telecommunication Services 0.1%
Telenor A.S.A.	52,089	968,160

		6,766,752

Papua N.Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	90,501	680,562

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d *	304,968	69,352

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	19,788	346,498

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A. *	19,788	366,880

Telecommunication Services 0.0%
Portugal Telecom, SGPS, S.A. - Reg’d	33,174	172,227

Utilities 0.1%
EDP - Energias de Portugal S.A.	205,737	602,719

		1,557,676

Republic of Korea 5.0%

Automobiles & Components 0.5%
Halla Climate Control Corp.	250	5,207
Hankook Tire Co., Ltd.	5,820	222,921
Hyundai Mobis	3,904	994,561
Hyundai Motor Co.	9,312	1,797,932
Kia Motors Corp.	18,788	1,187,344

		4,207,965

Banks 0.5%
BS Financial Group, Inc.	4,800	59,854
DGB Financial Group, Inc.	1,200	16,143
Hana Financial Group, Inc.	5,250	185,133
Industrial Bank of Korea	3,300	38,347
KB Financial Group, Inc. ADR *	39,285	1,447,652
Shinhan Financial Group Co., Ltd. ADR *	22,989	1,785,326
Woori Finance Holdings Co., Ltd.	7,200	78,840

		3,611,295

Capital Goods 0.7%
CJ Corp.	1,000	74,192
Daelim Industrial Co., Ltd.	1,800	202,731
Daewoo Engineering & Construction Co., Ltd. *	7,000	66,325
Daewoo International Corp.	1,690	53,250
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,930	94,155
Doosan Corp.	1,746	267,661
Doosan Heavy Industries and Construction Co., Ltd.	2,150	135,681
Doosan Infracore Co., Ltd. *	4,610	93,335
GS Engineering & Construction Corp.	2,000	173,054
Hanjin Heavy Industries & Construction Co., Ltd. *	910	17,082
Hyundai Development Co.	4,000	88,494
Hyundai Engineering & Construction Co., Ltd.	4,409	333,811
Hyundai Heavy Industries Co., Ltd.	3,428	1,040,297
Hyundai Mipo Dockyard Co., Ltd.	620	86,455
KCC Corp.	300	96,270
LG Corp.	4,536	283,418
LS Corp.	1,683	129,829
Samsung C&T Corp.	9,000	619,455
Samsung Engineering Co., Ltd.	2,090	441,829
Samsung Heavy Industries Co., Ltd.	11,850	431,641
Samsung Techwin Co., Ltd.	3,201	183,409
SK Holdings Co., Ltd.	2,020	306,054
STX Corp.	3,200	42,477
STX Offshore & Shipbuilding Co., Ltd.	3,100	46,830

		5,307,735

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	6,330	483,213

Consumer Services 0.0%
Kangwon Land, Inc.	7,430	171,350

Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	20,008	249,491
Hyundai Securities Co., Ltd.	9,000	88,896
Korea Investment Holdings Co., Ltd.	2,650	107,187
Samsung Securities Co., Ltd.	3,836	208,820
Woori Investment & Securities Co., Ltd.	5,000	62,794

		717,188

Energy 0.2%
GS Holdings	2,180	125,883
S-Oil Corp.	5,238	587,605
SK Innovation Co., Ltd.	3,972	658,612

		1,372,100

Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	547	132,750
Shinsegae Co., Ltd.	352	82,594

		215,344

Food, Beverage & Tobacco 0.1%
CJ CheilJedang Corp.	500	143,691
KT&G Corp.	3,506	229,403
Lotte Confectionery Co., Ltd.	50	80,851

		453,945

Household & Personal Products 0.1%
Amorepacific Corp.	203	186,175
AMOREPACIFIC Group	700	153,925
LG Household & Health Care Ltd.	620	284,860

		624,960

Insurance 0.1%
Dongbu Insurance Co., Ltd.	3,650	159,380
Samsung Fire & Marine Insurance Co., Ltd.	2,330	439,456
Samsung Life Insurance Co., Ltd.	3,059	249,647

		848,483

24 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.6%
Cheil Industries, Inc.	2,050	175,181
Dongkuk Steel Mill Co., Ltd.	1,980	44,601
Hanwha Chemical Corp.	5,040	125,693
Hanwha Corp.	4,090	129,238
Honam Petrochemical Corp.	1,026	324,659
Hyosung Corp.	1,350	80,248
Hyundai Steel Co.	2,037	208,484
Korea Zinc Co., Ltd.	611	239,490
LG Chem Ltd.	2,910	1,036,568
OCI Co., Ltd.	1,056	253,446
POSCO ADR	24,735	2,287,987
SKC Co., Ltd.	600	26,280

		4,931,875

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc.	3,089	96,641
Yuhan Corp.	434	46,359

		143,000

Retailing 0.1%
Hyundai Department Store Co., Ltd.	1,016	151,665
Lotte Midopa Co., Ltd.	5,500	81,857
Lotte Shopping Co., Ltd.	582	196,129

		429,651

Semiconductors & Semiconductor Equipment 1.3%
Hynix Semiconductor, Inc. *	18,800	507,506
Samsung Electronics Co., Ltd. GDR - Reg’d	16,978	9,202,076

		9,709,582

Software & Services 0.1%
Daum Communications Corp.	376	37,878
NCsoft Corp.	1,050	259,983
NHN Corp.	2,910	607,375
SK C&C Co. Ltd.	1,000	112,181

		1,017,417

Technology Hardware & Equipment 0.2%
LG Display Co., Ltd. ADR *	71,877	945,901
Samsung Electro-Mechanics Co., Ltd.	1,550	129,961
Samsung SDI Co., Ltd.	1,000	123,355

		1,199,217

Telecommunication Services 0.1%
KT Corp. ADR	20,079	295,362
LG Uplus Corp.	12,400	70,273
SK Telecom Co., Ltd. ADR	32,883	475,159

		840,794

Transportation 0.1%
Hanjin Shipping Co., Ltd. *	4,500	69,387
Hyundai Glovis Co., Ltd.	500	82,907
Hyundai Merchant Marine Co., Ltd. *	3,567	99,798
Korea Express Co., Ltd. *	1,164	85,319
Korean Air Lines Co., Ltd. *	2,299	108,505

		445,916

Utilities 0.1%
Korea Electric Power Corp. ADR *	82,644	921,481

		37,652,511

Singapore 1.5%

Banks 0.4%
DBS Group Holdings Ltd.	30,000	341,634
Oversea-Chinese Banking Corp., Ltd.	291,000	2,095,657
United Overseas Bank Ltd.	25,000	361,883

		2,799,174

Capital Goods 0.2%
Keppel Corp., Ltd.	40,000	354,465
Singapore Technologies Engineering Ltd.	291,000	742,115
Yangzijiang Shipbuilding Holdings Ltd.	338,000	368,643

		1,465,223

Consumer Services 0.0%
Hotel Properties Ltd.	38,000	58,206

Food & Staples Retailing 0.1%
Olam International Ltd.	154,772	295,407

Food, Beverage & Tobacco 0.2%
Golden Agri-Resources Ltd. (a)	582,000	340,719
Indofood Agri Resources Ltd. *	37,000	47,921
People’s Food Holdings Ltd. *	291,000	148,190
Wilmar International Ltd.	291,000	1,192,518

		1,729,348

Media 0.0%
Singapore Press Holdings Ltd.	24,000	72,946

Real Estate 0.3%
CapitaCommercial Trust	291,000	276,542
Capitaland Ltd.	291,000	718,778
CapitaMall Trust	291,000	420,065
Keppel Land Ltd.	33,000	90,509
Wheelock Properties Singapore Ltd.	16,000	21,043
Wing Tai Holdings Ltd.	412,000	421,268
Yanlord Land Group Ltd. (a)	371,000	410,586

		2,358,791

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	5,000	191,628

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	582,000	1,479,562

Transportation 0.1%
ComfortDelGro Corp., Ltd.	291,000	357,055
Neptune Orient Lines Ltd. (a)	291,000	312,715
Singapore Post Ltd.	291,000	226,368

		896,138

		11,346,423

Spain 2.7%

Banks 0.9%
Banco Bilbao Vizcaya Argentaria S.A.	257,244	2,315,551
Banco de Sabadell S.A. (a)	76,019	247,108
Banco Popular Espanol S.A. (a)	69,881	288,011
Banco Santander S.A.	506,340	4,217,739

		7,068,409

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A. (a)	15,714	469,496

See financial notes 25

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zardoya Otis S.A. (a)	8,776	118,805

		588,301

Diversified Financials 0.1%
Corporacion Financiera Alba S.A.	2,328	103,577
Criteria Caixacorp S.A. (a)	77,988	369,413

		472,990

Energy 0.3%
Repsol YPF S.A.	71,877	1,881,652

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	41,904	205,722

Insurance 0.0%
Mapfre S.A.	62,295	215,080

Materials 0.0%
Acerinox S.A. (a)	13,968	200,210

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A. *	13,968	291,486

Retailing 0.2%
Industria de Diseno Textil S.A.	14,841	1,375,997

Software & Services 0.0%
Amadeus IT Holding S.A.	10,185	194,830
Indra Sistemas S.A. (a)	9,312	118,886

		313,716

Telecommunication Services 0.6%
Telefonica S.A.	261,027	4,472,941

Transportation 0.1%
Abertis Infraestructuras S.A.	21,825	374,430
Ferrovial S.A.	29,391	373,505

		747,935

Utilities 0.4%
Enagas	13,095	269,677
Gas Natural SDG S.A.	31,137	528,980
Iberdrola S.A.	316,676	1,881,708

		2,680,365

		20,514,804

Sweden 2.8%

Banks 0.6%
Nordea Bank AB	185,658	1,801,326
Skandinaviska Enskilda Banken AB, A Shares	124,257	935,561
Svenska Handelsbanken AB, A Shares	34,629	1,170,151
Swedbank AB, A Shares	39,285	676,287

		4,583,325

Capital Goods 1.0%
AB SKF, B Shares	31,137	792,193
Alfa Laval AB	30,555	631,480
Assa Abloy AB, B Shares	27,936	853,922
Atlas Copco AB, A Shares	42,195	1,107,541
Atlas Copco AB, B Shares	25,317	590,603
Hexagon AB, B Shares	11,931	241,316
Sandvik AB	54,126	832,176
Scania AB, B Shares	25,026	504,653
Skanska AB, B Shares	25,317	464,705
Volvo AB, B Shares	85,554	1,256,177

		7,274,766

Commercial & Professional Services 0.0%
Securitas AB, B Shares	28,809	278,640

Consumer Durables & Apparel 0.0%
Electrolux AB, Series B	11,640	257,203

Diversified Financials 0.2%
Industrivarden AB, A Shares	16,878	271,046
Investor AB, B Shares	34,338	769,194
Kinnevik Investment AB, B Shares	8,148	186,857

		1,227,097

Energy 0.0%
Lundin Petroleum AB *	10,185	239,148

Food, Beverage & Tobacco 0.1%
Swedish Match AB	22,407	861,087

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	2,037	96,031
Getinge AB, B Shares	12,222	351,473

		447,504

Materials 0.1%
Boliden AB	11,058	194,903
Holmen AB, B Shares	8,730	255,168
Svenska Cellulosa AB, B Shares	33,465	601,542

		1,051,613

Media 0.0%
Modern Times Group, B Shares	2,328	114,564

Retailing 0.2%
Hennes & Mauritz AB, B Shares	35,211	1,273,351

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	186,531	1,884,968

Telecommunication Services 0.2%
Tele2 AB, B Shares	26,481	542,450
TeliaSonera AB	134,733	989,235

		1,531,685

		21,024,951

Switzerland 6.8%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	149,283	3,069,014
Geberit AG - Reg’d *	3,492	752,785
Schindler Holding AG	3,492	432,212
Schindler Holding AG - Reg’d	4,947	604,063
Sulzer AG - Reg’d	873	125,884

		4,983,958

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d *	9,894	497,968
SGS S.A. - Reg’d	396	745,096

		1,243,064

Consumer Durables & Apparel 0.4%
Compagnie Financiere Richemont S.A., A Shares	32,883	2,027,697
Swatch Group AG	2,037	927,543
Swatch Group AG - Reg’d	4,947	394,837

		3,350,077

26 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.7%
Credit Suisse Group AG - Reg’d *	66,348	1,790,442
GAM Holding Ltd. *	11,058	146,687
Julius Baer Group Ltd. *	15,714	618,373
Pargesa Holding S.A.	1,455	108,457
UBS AG - Reg’d *	220,578	3,097,421

		5,761,380

Energy 0.1%
Transocean Ltd.	11,640	623,057

Food, Beverage & Tobacco 1.6%
Lindt & Spruengli AG	2	73,064
Nestle S.A. - Reg’d	201,081	12,343,653

		12,416,717

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d *	2,619	293,633

Insurance 0.5%
Baloise Holding AG - Reg’d	2,619	206,997
Swiss Re Ltd. *	22,116	1,318,343
Zurich Financial Services AG *	8,148	2,060,403

		3,585,743

Materials 0.6%
Givaudan S.A. - Reg’d *	873	828,083
Glencore International plc	34,920	240,982
Holcim Ltd. - Reg’d *	12,513	819,523
Syngenta AG - Reg’d *	7,275	2,382,333

		4,270,921

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
Lonza Group AG - Reg’d *	4,656	242,969
Novartis AG - Reg’d	130,950	7,164,928
Roche Holding AG	38,703	6,766,634

		14,174,531

Telecommunication Services 0.1%
Swisscom AG - Reg’d	1,746	698,516

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	2,910	384,727

		51,786,324

United Kingdom 16.5%

Banks 2.3%
Barclays plc	713,532	2,792,586
HSBC Holdings plc	1,028,976	9,127,671
Lloyds Banking Group plc *	2,104,512	1,174,463
Royal Bank of Scotland Group plc *	1,147,122	511,625
Standard Chartered plc	139,729	3,610,422

		17,216,767

Capital Goods 0.7%
BAE Systems plc	196,425	981,187
Bunzl plc	15,714	241,484
Cobham plc	56,745	169,873
European Aeronautic Defence & Space Co.	20,661	753,556
IMI plc	8,730	135,134
Invensys plc	44,814	148,975
Meggitt plc	29,100	179,621
Rolls-Royce Holdings plc *	102,723	1,335,731
Smiths Group plc	18,042	313,574
The Weir Group plc	8,730	293,697
Wolseley plc	18,915	736,056

		5,288,888

Commercial & Professional Services 0.2%
Aggreko plc	4,487	158,622
Capita Group plc	36,375	445,682
G4S plc	82,644	381,801
Hays plc	89,919	115,703
Rentokil Initial plc *	129,786	161,715

		1,263,523

Consumer Durables & Apparel 0.1%
Burberry Group plc	28,809	649,815

Consumer Services 0.4%
Carnival plc	16,587	489,663
Compass Group plc	130,950	1,317,872
Intercontinental Hotels Group plc	20,370	466,624
Ladbrokes plc	82,353	197,464
TUI Travel plc	57,327	181,322
Whitbread plc	17,169	465,429
William Hill plc	67,512	242,116

		3,360,490

Diversified Financials 0.1%
3i Group plc	62,565	189,395
ICAP plc	48,597	298,725
Investec plc	14,550	92,971
London Stock Exchange Group plc	5,820	83,860
Man Group plc	106,797	223,319
Schroders plc	9,021	222,788
Schroders plc, Non-Voting Shares	5,820	113,983

		1,225,041

Energy 2.0%
AMEC plc	19,206	339,328
BG Group plc	201,372	4,881,517
BP plc	1,088,340	8,560,708
Cairn Energy plc *	27,506	151,240
John Wood Group plc	582	7,047
Petrofac Ltd.	3,783	96,146
Subsea 7 S.A. *	11,931	288,306
Tullow Oil plc	52,089	1,227,341

		15,551,633

Food & Staples Retailing 0.5%
J Sainsbury plc	114,072	543,575
Tesco plc	471,420	2,380,453
William Morrison Supermarkets plc	153,648	711,790

		3,635,818

Food, Beverage & Tobacco 2.3%
Associated British Foods plc	21,534	412,106
British American Tobacco plc	116,400	5,907,412
Diageo plc	145,500	3,494,568
Imperial Tobacco Group plc	57,618	2,292,762
SABMiller plc	69,258	2,818,455
Tate & Lyle plc	32,010	356,662
Unilever plc	76,242	2,473,610

		17,755,575

Health Care Equipment & Services 0.1%
Smith & Nephew plc	57,909	571,691

See financial notes 27

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	46,560	2,588,328

Insurance 0.8%
Aviva plc	171,108	1,006,698
Legal & General Group plc	382,665	738,436
Old Mutual plc	343,380	872,715
Prudential plc	170,526	1,940,897
Resolution Ltd.	202,574	870,488
Standard Life plc	123,966	460,418

		5,889,652

Materials 2.4%
Anglo American plc	81,771	3,460,910
Antofagasta plc	15,132	321,496
BHP Billiton plc	131,532	4,281,107
Eurasian Natural Resources Corp.	24,444	273,532
Fresnillo plc	11,931	362,505
Johnson Matthey plc	11,931	439,885
Kazakhmys plc	18,624	329,937
Lonmin plc	12,804	225,605
Randgold Resources Ltd.	4,947	568,986
Rexam plc	60,237	399,432
Rio Tinto plc	84,099	4,814,885
Vedanta Resources plc	9,312	214,206
Xstrata plc	136,188	2,610,641

		18,303,127

Media 0.5%
Aegis Group plc	43,113	118,940
British Sky Broadcasting Group plc	67,221	719,460
Daily Mail & General Trust plc, A Shares	12,804	87,951
ITV plc	265,974	365,184
Pearson plc	41,322	791,458
Reed Elsevier plc	60,819	534,840
WPP plc	71,004	911,372

		3,529,205

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
AstraZeneca plc	86,136	3,863,061
GlaxoSmithKline plc	247,350	5,480,440

		9,343,501

Real Estate 0.3%
British Land Co. plc	79,734	599,026
Capital Shopping Centres Group	62,856	334,062
Hammerson plc	61,692	386,118
Land Securities Group plc	45,687	492,633
SEGRO plc	57,327	215,206

		2,027,045

Retailing 0.2%
Kingfisher plc	121,056	549,588
Marks & Spencer Group plc	82,062	475,856
Next plc	9,312	412,199

		1,437,643

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	73,914	672,431

Software & Services 0.1%
Logica plc	98,067	134,803
The Sage Group plc	74,787	371,069

		505,872

Telecommunication Services 1.2%
BT Group plc	434,754	1,493,170
Inmarsat plc	25,317	193,963
Vodafone Group plc	2,748,786	7,436,236

		9,123,369

Utilities 0.7%
Centrica plc	280,524	1,362,293
International Power plc	92,538	511,326
National Grid plc	184,847	1,894,245
Scottish & Southern Energy plc	49,761	1,025,430
Severn Trent plc	12,804	322,146
United Utilities Group plc	32,010	312,687

		5,428,127

		125,367,541

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc. (b)	4,365	758,793

Total Common Stock
(Cost $736,060,508)		750,212,140

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Porsche Automobil Holding SE	8,439	551,629
Volkswagen AG	9,312	1,748,292

		2,299,921

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	8,730	570,476

		2,870,397

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	873	18,802

Total Preferred Stock
(Cost $2,310,152)		2,889,199

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund	507,296	507,296

Total Other Investment Company
(Cost $507,296)		507,296

End of Investments

28 See financial notes

 Schwab International Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.3% of net assets

State Street Institutional U.S. Government Money Market Fund	2,281,438	2,281,438

Total Collateral Invested for Securities on Loan
(Cost $2,281,438)		2,281,438

End of Collateral Invested for Securities on Loan

At 2/29/12, the tax basis cost of the fund’s investments was $739,049,213 and the unrealized appreciation and depreciation were $61,221,158 and ($46,661,736), respectively, with a net unrealized appreciation of $14,559,422.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $758,793 or 0.1% of net assets.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$750,212,140	$—	$—	$750,212,140
Preferred Stock(a)	2,889,199	—	—	2,889,199
Other Investment Company(a)	507,296	—	—	507,296

Total	$753,608,635	$—	$—	$753,608,635

Other Financial Instruments
Collateral Invested for Securities on Loan	$2,281,438	$—	$—	$2,281,438

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gain	Gains	Gross	Gross	Transfers	Transfers	February 29,
Investments in Securities	2011	(Loss)	(Losses)	Purchases	Sales	in*	out*	2012

Common Stock
Australia	$9,160	$—	$—	$—	$—	$—	($9,160)	$—
Japan	199,871	—	31,463	—	(231,334)	—	—	—

Total	$209,031	$—	$31,463	$—	($231,334)	$—	($9,160)	$—

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

There were no significant transfers between Level 1 and Level 2 for the period ended February 29, 2012.

See financial notes 29

 Schwab International Equity ETF

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $738,877,956) including securities on loan of $2,667,721		$753,608,635
Collateral invested for securities on loan		2,281,438
Foreign currency, at value (cost $4,418,508)		4,432,211
Receivables:
Dividends		2,013,073
Foreign tax reclaims		280,847
Income from securities on loan	+	4,203

Total assets		762,620,407

Liabilities

Collateral held for securities on loan		2,281,438
Payables:
Investments bought		2,908,548
Investment adviser fees	+	8,063

Total liabilities		5,198,049

Net Assets

Total assets		762,620,407
Total liabilities	−	5,198,049

Net assets		$757,422,358

Net Assets by Source
Capital received from investors		760,697,366
Net investment income not yet distributed		1,600,835
Net realized capital losses		(19,632,158)
Net unrealized capital gains		14,756,315

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$757,422,358		29,100,001		$26.03

30 See financial notes

 Schwab International Equity ETF

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Dividends (net of foreign withholding tax of $603,073)		$7,784,366
Interest		1,932
Securities on loan	+	73,799

Total investment income		7,860,097

Expenses

Investment adviser fees		410,233

Total expenses	−	410,233

Net investment income		7,449,864

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(13,667,483)
Net realized losses on foreign currency transactions	+	(184,177)

Net realized losses		(13,851,660)
Net unrealized gains on investments		35,139,405
Net unrealized losses on foreign currency translations	+	(38,324)

Net unrealized gains	+	35,101,081

Net realized and unrealized gains		21,249,421

Net increase in net assets resulting from operations		$28,699,285

See financial notes 31

 Schwab International Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$7,449,864	$16,338,245
Net realized losses		(13,851,660)	(3,996,445)
Net unrealized gains (losses)	+	35,101,081	(1,919,270)

Net increase in net assets resulting from operations		28,699,285	10,422,530

Distributions to Shareholders

Distributions from net investment income		($19,440,540)	($7,027,040)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold		4,700,000	$113,955,917	12,400,000	$344,943,232
Shares Redeemed	+	—	—	—	—

Net transactions in fund shares		4,700,000	$113,955,917	12,400,000	$344,943,232

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		24,400,001	$634,207,696	12,000,001	$285,868,974
Total increase	+	4,700,000	123,214,662	12,400,000	348,338,722

End of period		29,100,001	$757,422,358	24,400,001	$634,207,696

Net investment income not yet distributed			$1,600,835		$13,591,511

32 See financial notes

Schwab International Small-Cap Equity ETF™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	1/13/10[1]–
	2/29/12*		8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	27.48		23.54	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.23		0.72	0.21
Net realized and unrealized gains (losses)	(0.32)		3.88	(1.67)

Total from investment operations	(0.09)		4.60	(1.46)
Less distributions:
Distributions from net investment income	(0.82)		(0.66)	—

Net asset value at end of period	26.57		27.48	23.54

Total return (%)	0.23	[2]	19.52	(5.84)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	[3]	0.35	0.35	[3]
Gross operating expenses	0.35	[3]	0.35	0.35	[3]
Net investment income (loss)	1.69	[3]	2.46	2.18	[3]
Portfolio turnover rate[4]	17	[2]	18	7	[2]
Net assets, end of period ($ x 1,000)	170,028		162,139	58,848

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 33

 Schwab International Small-Cap Equity ETF

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

98.7%		Common Stock	164,701,242	167,869,089
0.3%		Other Investment Companies	523,498	571,882
0.5%		Preferred Stock	699,802	762,370
0.0%		Rights	—	480

99.5%		Total Investments	165,924,542	169,203,821
3.9%		Collateral Invested for Securities on Loan	6,627,995	6,627,995
(3	.4)%	Other Assets and Liabilities, Net		(5,803,355)

100.0%		Net Assets		170,028,461

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 8.0%

Capital Goods 0.9%
Ausdrill Ltd.	16,000	68,630
Boart Longyear Ltd.	82,451	383,062
Bradken Ltd.	22,713	204,666
Emeco Holdings Ltd.	56,740	65,903
Macmahon Holdings Ltd. *	206,517	182,968
Monadelphous Group Ltd.	9,565	246,788
NRW Holdings Ltd.	41,000	169,663
UGL Ltd.	17,742	234,824

		1,556,504

Commercial & Professional Services 0.8%
Cabcharge Australia Ltd.	27,104	166,043
Campbell Brothers Ltd.	6,144	394,049
Mineral Resources Ltd.	6,400	91,277
SAI Global Ltd.	37,841	193,796
Seek Ltd.	35,848	262,216
Transfield Services Ltd.	72,793	191,904

		1,299,285

Consumer Durables & Apparel 0.1%
G.U.D. Holdings Ltd. (a)	19,018	152,055

Consumer Services 0.3%
Invocare Ltd.	36,169	309,895
Navitas Ltd. (a)	34,165	121,446

		431,341

Diversified Financials 0.1%
FlexiGroup Ltd.	47,835	111,636

Energy 0.7%
Aurora Oil & Gas Ltd. *(a)	96,000	337,100
AWE Ltd. *	83,941	155,540
Beach Energy Ltd.	65,551	110,841
Coalspur Mines Ltd. *(a)	57,232	96,465
Dart Energy Ltd. *	74,865	31,951
Karoon Gas Australia Ltd. *	33,648	219,584
Linc Energy Ltd. *	130,357	209,858
Nexus Energy Ltd. *	72,960	16,160

		1,177,499

Food, Beverage & Tobacco 0.2%
Australian Agricultural Co., Ltd. *	34,165	50,018
GrainCorp Ltd.	44,183	378,081

		428,099

Health Care Equipment & Services 0.2%
Primary Health Care Ltd.	95,670	323,537
Sigma Pharmaceuticals Ltd.	50,880	33,534

		357,071

Materials 2.1%
Ampella Mining Ltd. *(a)	27,335	42,086
Atlas Iron Ltd.	94,769	326,634
Bathurst Resources Ltd. *(a)	89,614	77,943
Beadell Resources Ltd. *	48,823	41,146
Centamin plc *	92,391	134,012
Coal of Africa Ltd. *(a)	97,013	111,107
Discovery Metals Ltd. *	48,000	82,201
Flinders Mines Ltd. *	192,896	61,482
Gindalbie Metals Ltd. *	152,626	114,609
Gryphon Minerals Ltd. *(a)	47,835	59,953
Independence Group NL (a)	31,725	153,905
Integra Mining Ltd. *	145,385	91,107
Intrepid Mines Ltd. *	60,597	86,423
Kingsgate Consolidated Ltd. (a)	23,915	177,255
Medusa Mining Ltd.	32,548	226,121
Mirabela Nickel Ltd. *	102,505	111,305
Mount Gibson Iron Ltd.	149,013	203,666
OceanaGold Corp. *	27,200	69,315
PanAust Ltd. *	84,288	331,491
Perseus Mining Ltd. *	85,214	264,239
Ramelius Resources Ltd. *	16,630	19,585
Regis Resources Ltd. *	52,610	246,128
Resolute Mining Ltd. *	70,400	158,213
Sandfire Resources NL *(a)	15,189	135,390
St. Barbara Ltd. *	54,697	136,515
Sundance Resources Ltd. *	418,735	192,280

		3,654,111

Media 0.1%
Austar United Communications Ltd. *	117,792	171,812

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Acrux Ltd.	9,253	37,890
Mesoblast Ltd. *(a)	37,632	310,232
Pharmaxis Ltd. *(a)	44,800	50,341

		398,463

Real Estate 0.9%
Abacus Property Group *	70,059	146,092
Aspen Group	64,000	34,229
BWP Trust	116,664	229,410
Centro Retail Australia *	134,529	271,081
Challenger Diversified Property Group	102,505	58,145

34 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Charter Hall Group	47,835	111,119
Charter Hall Retail REIT	65,888	223,533
FKP Property Group	199,650	118,642
Investa Office Fund	488,323	329,755

		1,522,006

Retailing 0.6%
Automotive Holdings Group Ltd.	54,625	138,696
David Jones Ltd. (a)	71,488	208,546
JB Hi-Fi Ltd. (a)	11,095	136,659
Myer Holdings Ltd. (a)	82,005	199,355
Pacific Brands Ltd.	181,376	140,117
Super Retail Group Ltd. (a)	16,000	121,356
Wotif.com Holdings Ltd.	18,797	93,422

		1,038,151

Software & Services 0.2%
carsales.com.au Ltd. (a)	15,937	88,334
Iress Market Technology Ltd.	29,760	228,617

		316,951

Telecommunication Services 0.1%
TPG Telecom Ltd.	62,600	106,527

Transportation 0.1%
Virgin Australia Holdings Ltd. *	353,113	162,146

Utilities 0.4%
APA Group (a)	64,000	339,521
Energy World Corp., Ltd. *	151,581	113,005
Spark Infrastructure Group	164,010	241,884

		694,410

		13,578,067

Austria 0.6%

Automobiles & Components 0.1%
Semperit AG Holding	2,680	119,382

Capital Goods 0.1%
Wienerberger AG	17,792	220,153

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	1,637	148,469

Materials 0.0%
Mayr Melnhof Karton AG	680	67,440

Real Estate 0.2%
CA Immobilien Anlagen AG *	15,246	159,159
Conwert Immobilien Invest SE	14,723	166,679
S IMMO AG *	6,400	37,481

		363,319

Transportation 0.1%
Oesterreichische Post AG	4,583	151,796

		1,070,559

Belgium 1.1%

Consumer Durables & Apparel 0.0%
Van de Velde N.V.	832	42,460

Diversified Financials 0.4%
Ackermans & van Haaren N.V.	3,695	308,035
RHJ International *	21,067	124,562
Sofina S.A.	2,594	206,048

		638,645

Materials 0.3%
Nyrstar *	26,541	251,722
Tessenderlo Chemie N.V.	4,511	148,325

		400,047

Real Estate 0.2%
Befimmo S.C.A. Sicafi	2,325	149,754
Cofinimmo	1,664	201,447

		351,201

Retailing 0.1%
S.A. D’Ieteren N.V.	4,480	217,062

Technology Hardware & Equipment 0.1%
Barco N.V.	1,088	71,723
EVS Broadcast Equipment S.A.	2,702	146,205

		217,928

		1,867,343

Canada 20.9%

Automobiles & Components 0.1%
Linamar Corp.	7,200	134,504

Banks 0.4%
Canadian Western Bank	7,200	201,025
Genworth MI Canada, Inc.	7,200	158,335
Home Capital Group, Inc. (a)	7,200	361,115

		720,475

Capital Goods 0.8%
Aecon Group, Inc.	7,200	85,674
ATS Automation Tooling Systems, Inc. *	14,400	119,884
CAE, Inc.	40,800	441,574
Russel Metals, Inc. (a)	7,200	195,470
Superior Plus Corp.	12,800	100,456
Toromont Industries Ltd.	7,200	171,785
Westport Innovations, Inc. *(a)	6,400	260,951

		1,375,794

Commercial & Professional Services 0.6%
Progressive Waste Solutions Ltd.	14,000	289,680
Ritchie Bros. Auctioneers, Inc.	14,400	352,927
Stantec, Inc. *	7,200	213,526
Transcontinental, Inc., Class A	7,200	93,568

		949,701

Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	6,400	174,986
Gildan Activewear, Inc.	14,400	361,553

		536,539

Diversified Financials 0.8%
AGF Management Ltd., Class B	7,200	112,062
Canaccord Financial, Inc. (a)	7,200	67,179
Dundee Corp., Class A *	7,200	177,341
GMP Capital, Inc.	6,400	59,130
Onex Corp.	15,700	579,415
TMX Group, Inc.	7,200	315,793

		1,310,920

See financial notes 35

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 6.0%
Advantage Oil & Gas Ltd. *	21,600	83,992
AltaGas Ltd.	7,000	217,615
Athabasca Oil Sands Corp. *	54,000	673,252
Bankers Petroleum Ltd. *	34,000	168,455
Baytex Energy Corp. (a)	12,800	743,607
Birchcliff Energy Ltd. *	12,800	143,731
BlackPearl Resources, Inc. *	38,400	171,932
Bonavista Energy Corp.	12,800	298,898
Bonterra Energy Corp.	300	16,810
Calfrac Well Services Ltd.	7,200	236,333
Celtic Exploration Ltd. *	15,500	285,309
Crew Energy, Inc. *	7,200	96,785
Denison Mines Corp. *	68,000	133,936
Enerflex Ltd.	7,200	88,597
Enerplus Corp.	15,800	384,032
Ensign Energy Services, Inc.	14,400	257,751
Fairborne Energy Ltd. *	6,400	16,959
Gibson Energy, Inc.	6,400	138,598
Keyera Corp.	6,400	274,207
Legacy Oil & Gas, Inc. *	14,000	159,196
Mullen Group Ltd.	7,200	160,309
NAL Energy Corp.	6,400	49,643
Nuvista Energy Ltd. *	14,400	58,334
Paramount Resources Ltd., A Shares *	7,200	273,833
Pason Systems, Inc.	7,200	106,215
Pembina Pipeline Corp.	19,200	547,179
Pengrowth Energy Corp.	25,600	262,251
PetroBakken Energy Ltd., A Shares	6,800	111,153
Petrobank Energy & Resources Ltd. *	6,400	102,340
Petrominerales Ltd.	9,949	186,566
Peyto Exploration & Development Corp.	12,800	240,158
Precision Drilling Corp. *	28,000	340,566
Progress Energy Resources Corp.	35,800	393,638
Provident Energy Ltd.	19,200	231,971
Savanna Energy Services Corp. *	14,400	113,013
ShawCor Ltd., Class A	7,200	234,067
SouthGobi Resources Ltd. *	12,800	98,117
Tourmaline Oil Corp. *	12,800	334,246
Trican Well Service Ltd.	21,000	386,548
Trilogy Energy Corp.	8,000	259,099
Trinidad Drilling Ltd.	19,200	151,074
Uranium One, Inc. *	76,800	253,414
Veresen, Inc.	14,900	230,697
Vermilion Energy, Inc.	9,600	474,176

		10,188,602

Food & Staples Retailing 0.8%
Empire Co., Ltd., A Shares	6,800	393,453
Metro, Inc., A Shares	13,600	707,788
The Jean Coutu Group, Inc., A Shares	14,400	184,505

		1,285,746

Food, Beverage & Tobacco 0.5%
Cott Corp. *	14,400	94,738
Maple Leaf Foods, Inc.	14,400	165,353
Viterra, Inc.	51,600	560,556

		820,647

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	7,200	197,224

Materials 5.7%
Alamos Gold, Inc.	15,000	280,826
AuRico Gold, Inc. *	35,827	352,832
Aurizon Mines Ltd. *	21,600	115,133
B2Gold Corp. *	25,600	106,044
Banro Corp. *	12,800	69,656
Canfor Corp. *	14,400	166,376
Capstone Mining Corp. *	28,800	92,691
CCL Industries, Inc., Class B	7,200	263,161
Centerra Gold, Inc.	29,700	600,061
China Gold International Resources Corp., Ltd. *	21,000	92,319
Detour Gold Corp. *	12,800	352,830
Dundee Precious Metals, Inc. *	14,000	144,413
Eastern Platinum Ltd. *	85,400	49,422
First Majestic Silver Corp. *	6,400	131,970
Franco-Nevada Corp.	15,800	701,331
Gabriel Resources Ltd. *	21,600	132,677
Great Basin Gold Ltd. *	42,900	37,458
Harry Winston Diamond Corp. *	7,200	97,881
HudBay Minerals, Inc.	22,700	274,949
Imperial Metals Corp. *	14,000	234,388
Inmet Mining Corp.	8,800	600,217
Kirkland Lake Gold, Inc. *	6,800	114,743
Lake Shore Gold Corp. *	36,000	56,287
Lundin Mining Corp. *	48,300	254,017
Major Drilling Group International, Inc.	13,600	248,955
Mercator Minerals Ltd. *(a)	14,000	24,306
Methanex Corp.	14,400	453,513
Minefinders Corp. Ltd. *	7,200	112,428
Neo Material Technologies, Inc. *	6,400	56,596
Nevsun Resources Ltd.	12,800	53,152
New Gold, Inc. *	64,000	751,145
NovaGold Resources, Inc. *	28,800	239,476
Pan American Silver Corp.	15,400	386,974
Pretium Resources, Inc. *(a)	6,400	115,336
Quadra FNX Mining Ltd. *	32,000	487,010
Rubicon Minerals Corp. *	14,400	52,778
Seabridge Gold, Inc. *	6,400	152,958
SEMAFO, Inc.	34,400	231,906
Sherritt International Corp.	30,100	185,499
Silver Standard Resources, Inc. *	7,200	124,416
Silvercorp Metals, Inc.	21,000	155,003
Taseko Mines Ltd. *	21,600	87,939
Thompson Creek Metals Co., Inc. *	14,400	105,410
West Fraser Timber Co., Ltd.	7,000	340,566

		9,687,048

Media 1.0%
Astral Media, Inc., A Shares	7,200	267,181
Cineplex, Inc.	6,400	173,621
Cogeco Cable, Inc.	6,400	316,637
Corus Entertainment, Inc.	6,400	142,107
Groupe Aeroplan, Inc.	25,600	322,291
Imax Corp. *	6,800	174,393
Quebecor, Inc., Class B	6,800	249,852
Torstar Corp.	6,800	67,106

		1,713,188

36 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Nordion, Inc.	14,400	145,031

Real Estate 1.9%
Allied Properties Real Estate Investment Trust	7,200	194,373
Artis Real Estate Investment Trust	6,400	103,250
Boardwalk Real Estate Investment Trust	7,200	406,802
Calloway Real Estate Investment Trust	7,200	197,809
Canadian Apartment Properties Real Estate Investment Trust	7,200	168,350
Canadian Real Estate Investment Trust	7,200	279,535
Chartwell Seniors Housing Real Estate Investment Trust	25,600	238,339
Cominar Real Estate Investment Trust	7,200	167,838
Dundee Real Estate Investment Trust	7,200	251,465
Extendicare Real Estate Investment Trust	14,400	124,270
First Capital Realty, Inc.	14,400	261,845
H&R Real Estate Investment Trust (a)	21,000	503,599
InnVest Real Estate Investment Trust	19,200	106,434
Morguard Real Estate Investment Trust	7,200	119,153
Primaris Retail Real Estate Investment Trust	7,200	158,701

		3,281,763

Retailing 0.3%
Dollarama, Inc.	7,000	305,528
Reitmans Ltd., A Shares	6,800	102,937
RONA, Inc.	12,800	121,769

		530,234

Software & Services 0.4%
MacDonald, Dettwiler & Associates Ltd.	6,800	306,188
Open Text Corp. *	7,500	459,617

		765,805

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	15,000	141,479

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	6,400	214,752

Transportation 0.1%
TransForce, Inc.	7,200	130,849

Utilities 0.8%
ATCO Ltd., Class I	7,000	482,136
Atlantic Power Corp. *	12,800	187,526
Emera, Inc.	14,000	473,750
Just Energy Group, Inc. (a)	6,400	83,107
Northland Power, Inc.	6,400	112,737

		1,339,256

		35,469,557

China 0.9%

Capital Goods 0.1%
China Automation Group Ltd. (a)	158,000	53,986
China Singyes Solar Technologies Holdings Ltd.	64,000	37,299
Haitian International Holdings Ltd.	68,000	71,720
International Mining Machinery Holdings Ltd. (b)(c)	65,000	71,070

		234,075

Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(b)(c)	884,000	24,458

Food, Beverage & Tobacco 0.0%
Uni-President China Holdings Ltd. (a)	64,000	41,673

Materials 0.2%
Dongyue Group (a)	192,000	197,553
West China Cement Ltd. (a)	640,000	148,536

		346,089

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
China Medical System Holdings Ltd. (a)	192,400	147,853
China Shineway Pharmaceutical Group Ltd. (a)	64,000	120,314

		268,167

Retailing 0.2%
Intime Department Store Group Co., Ltd.	72,000	89,586
PCD Stores Group Ltd.	352,000	67,625
Silver Base Group Holdings Ltd. (a)	192,000	144,327

		301,538

Software & Services 0.1%
Kingdee International Software Group Co., Ltd. (a)	512,000	139,294

Technology Hardware & Equipment 0.1%
China Wireless Technologies Ltd.	512,000	107,606
O-Net Communications Group Ltd. *	64,000	22,693

		130,299

Utilities 0.0%
Sound Global Ltd. (a)	88,000	43,755

		1,529,348

Cyprus 0.1%

Banks 0.1%
Bank of Cyprus plc	72,677	56,874
Marfin Popular Bank PCL *	165,027	53,423

		110,297

Denmark 0.8%

Banks 0.3%
Jyske Bank A/S *	8,451	304,420
Sydbank A/S	10,981	211,806

		516,226

Capital Goods 0.1%
NKT Holding A/S (a)	2,934	125,801

Consumer Durables & Apparel 0.0%
Pandora A/S (a)	2,560	32,727

Health Care Equipment & Services 0.1%
GN Store Nord A/S	24,000	265,143

Insurance 0.1%
Topdanmark A/S *	1,600	272,916

See financial notes 37

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Alk-Abello A/S	1,718	105,100

Software & Services 0.1%
SimCorp A/S	680	111,096

		1,429,009

Finland 2.2%

Capital Goods 0.8%
Cargotec Oyj, B Shares	6,191	263,275
Cramo Oyj	6,034	97,829
Konecranes Oyj	6,037	192,201
Outotec Oyj	5,334	328,366
Ramirent Oyj	12,674	132,750
Uponor Oyj	6,400	74,954
YIT Oyj	14,028	310,565

		1,399,940

Commercial & Professional Services 0.1%
Lassila & Tikanoja Oyj	6,402	100,198
Poyry Oyj	8,753	76,167

		176,365

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	15,320	208,624

Diversified Financials 0.1%
Pohjola Bank plc, A Shares	20,774	241,073

Materials 0.4%
Huhtamaki Oyj	14,795	206,621
Kemira Oyj	12,800	183,896
M-real Oyj, B Shares *	39,269	108,212
Talvivaara Mining Co. plc *	24,167	108,289
Tikkurila Oyj	6,400	129,703

		736,721

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	8,057	174,278

Real Estate 0.2%
Citycon Oyj	35,281	119,404
Sponda Oyj	36,404	153,885

		273,289

Retailing 0.1%
Stockmann Oyj Abp, B Shares (a)	5,058	119,421

Software & Services 0.1%
Tieto Oyj	10,476	192,969

Telecommunication Services 0.2%
Elisa Oyj	13,210	301,998

		3,824,678

France 3.0%

Capital Goods 0.3%
Mersen	2,240	76,709
Nexans S.A.	3,916	272,346
Saft Groupe S.A.	3,297	100,491

		449,546

Commercial & Professional Services 0.2%
Derichebourg S.A.	26,485	88,821
Teleperformance	8,355	224,591

		313,412

Consumer Durables & Apparel 0.1%
Beneteau	6,474	84,697
Nexity	4,060	114,514

		199,211

Energy 0.3%
Bourbon S.A.	8,186	298,344
Etablissements Maurel et Prom	13,201	251,375

		549,719

Food & Staples Retailing 0.1%
Rallye S.A.	3,844	140,688

Food, Beverage & Tobacco 0.2%
Remy Cointreau S.A.	3,081	303,050

Health Care Equipment & Services 0.1%
Medica S.A.	9,046	146,420

Materials 0.1%
S.A. des Ciments Vicat	3,831	261,105

Media 0.5%
Havas S.A.	67,075	342,485
Ipsos	4,204	154,286
Metropole Television S.A.	11,834	208,327
Societe d’Edition de Canal +	17,295	112,092

		817,190

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Virbac S.A.	952	141,803

Real Estate 0.2%
Mercialys	3,959	137,907
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,637	170,915

		308,822

Retailing 0.1%
CFAO	6,272	247,507

Semiconductors & Semiconductor Equipment 0.0%
Silicon-On-Insulator Technologies *(a)	10,769	71,884

Software & Services 0.3%
Alten	4,967	164,946
Altran Technologies S.A. *	22,862	128,141
Groupe Steria SCA	4,132	87,498
UbiSoft Entertainment S.A. *	17,309	148,048

		528,633

Technology Hardware & Equipment 0.3%
Ingenico	4,160	199,972
Neopost S.A.	3,595	246,992

		446,964

Utilities 0.1%
Rubis	4,508	255,265

		5,181,219

Germany 3.8%

Automobiles & Components 0.3%
ElringKlinger AG	7,539	248,391
Leoni AG	5,490	276,427

		524,818

Capital Goods 1.1%
Bauer AG (a)	2,630	86,986
Deutz AG *	20,203	147,451

38 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gildemeister AG *	9,497	153,784
Kloeckner & Co. SE	4,823	74,808
Krones AG	2,730	156,485
KSB AG	136	81,231
KUKA AG *(a)	4,601	104,846
MTU Aero Engines Holding AG	4,727	361,503
Pfeiffer Vacuum Technology AG	1,574	171,159
Rheinmetall AG	1,718	104,624
SGL Carbon SE *(a)	4,800	233,723
Vossloh AG	1,152	122,327

		1,798,927

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	3,494	132,038
Rational AG	612	147,975

		280,013

Food, Beverage & Tobacco 0.0%
Asian Bamboo AG (a)	1,408	25,615

Health Care Equipment & Services 0.1%
Rhoen Klinikum AG	8,451	166,069

Materials 0.6%
Aurubis AG	6,150	367,782
Fuchs Petrolub AG	5,941	290,870
Symrise AG	12,962	379,903

		1,038,555

Media 0.1%
Sky Deutschland AG *	64,704	178,995

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
MorphoSys AG *	5,711	141,409
Stada Arzneimittel AG	8,731	268,277

		409,686

Real Estate 0.4%
Alstria Office REIT-AG	8,609	96,967
Deutsche Euroshop AG	6,037	208,757
Deutsche Wohnen AG	13,581	181,182
DIC Asset AG	6,400	57,112
IVG Immobilien AG *	23,195	67,641

		611,659

Retailing 0.2%
BayWa AG	1,920	76,024
Douglas Holding AG (a)	4,537	209,992

		286,016

Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE (a)	12,751	212,616
Dialog Semiconductor plc *	8,628	185,994

		398,610

Software & Services 0.1%
Wirecard AG	11,618	230,246

Technology Hardware & Equipment 0.1%
Wincor Nixdorf AG	4,089	223,061

Telecommunication Services 0.2%
Freenet AG	19,660	267,463

		6,439,733

Greece 0.2%

Banks 0.0%
Piraeus Bank S.A. *	61,000	38,760

Capital Goods 0.0%
Ellaktor S.A.	14,335	22,819

Diversified Financials 0.0%
Marfin Investment Group S.A. *	76,800	42,635

Energy 0.1%
Motor Oil (Hellas) Corinth Refineries S.A.	11,800	83,660

Materials 0.1%
Titan Cement Co. S.A.	8,550	171,560

Retailing 0.0%
JUMBO S.A. *	15,000	74,042

		433,476

Hong Kong 3.4%

Automobiles & Components 0.1%
Minth Group Ltd.	144,000	178,057

Capital Goods 0.1%
EVA Precision Industrial Holdings Ltd.	272,000	58,919
Lonking Holdings Ltd. (a)	128,000	51,988
Singamas Container Holdings Ltd.	128,000	38,784

		149,691

Consumer Durables & Apparel 0.5%
Daphne International Holdings Ltd.	145,000	182,659
Haier Electronics Group Co., Ltd. *	68,000	85,047
Ports Design Ltd. (a)	72,000	114,558
Skyworth Digital Holdings Ltd. (a)	328,000	184,391
Stella International Holdings Ltd.	72,000	165,989
Trinity Ltd.	162,000	128,252

		860,896

Consumer Services 0.2%
Ajisen China Holdings Ltd. (a)	204,000	279,340

Diversified Financials 0.1%
Value Partners Group Ltd. (a)	128,000	91,762

Energy 0.1%
Sino Oil & Gas Holdings Ltd. *	4,160,000	144,823
Titan Petrochemicals Group Ltd. *	1,280,000	55,288

		200,111

Food, Beverage & Tobacco 0.1%
C.P. Pokphand Co., Ltd.	1,254,000	160,070
Global Bio-Chem Technology Group Co., Ltd.	256,000	68,987

		229,057

Household & Personal Products 0.1%
Real Nutriceutical Group Ltd. (a)	128,000	45,881
Vinda International Holdings Ltd.	64,000	86,646

		132,527

Materials 0.4%
China Lumena New Materials Corp. (a)	256,000	71,627
China Precious Metal Resources Holdings Co., Ltd. *(a)	256,000	47,531

See financial notes 39

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
China Shanshui Cement Group	288,000	267,365
China Vanadium Titano - Magnetite Mining Co., Ltd. (a)	192,000	51,245
Fufeng Group Ltd.	144,000	72,040
Samling Global Ltd. (c)	1,024,000	93,743
Sino-Forest Corp. *(a)(b)(c)	17,700	24,206

		627,757

Media 0.1%
VODone Ltd. (a)	640,000	107,276

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Anxin-China Holdings Ltd. *	260,000	61,349
Sino Biopharmaceutical Ltd.	288,000	79,838

		141,187

Real Estate 0.2%
GZI Real Estate Investment Trust	581,000	302,647

Retailing 0.5%
Chow Sang Sang Holdings International Ltd. (a)	10,000	27,399
Emperor Watch & Jewellery Ltd. (a)	830,000	119,860
Giordano International Ltd.	128,000	102,985
Hengdeli Holdings Ltd. (a)	288,000	124,399
Luk Fook Holdings International Ltd.	64,000	244,672
New World Department Store China Ltd.	128,000	80,704
S.A. SA International Holdings Ltd. (a)	256,000	156,128

		856,147

Semiconductors & Semiconductor Equipment 0.0%
Apollo Solar Energy Technology Holdings Ltd. *	1,280,000	46,211

Software & Services 0.2%
G-Resources Group Ltd. *	4,080,000	278,814
Hi Sun Technology China Ltd. *	216,000	48,739

		327,553

Technology Hardware & Equipment 0.2%
Comba Telecom Systems Holdings Ltd. (a)	64,000	47,779
Digital China Holdings Ltd.	192,000	386,194

		433,973

Telecommunication Services 0.1%
SmarTone Telecommunications Holding Ltd.	64,000	136,488

Transportation 0.1%
Pacific Basin Shipping Ltd.	432,000	223,918

Utilities 0.2%
China Gas Holdings Ltd.	560,000	268,602
China Water Affairs Group Ltd. (a)	256,000	76,909
Towngas China Co., Ltd.	136,000	80,663

		426,174

		5,750,772

Ireland 1.3%

Banks 0.3%
The Governor & Co. of the Bank of Ireland *	3,008,000	543,213

Capital Goods 0.4%
DCC plc	9,615	247,915
Grafton Group plc	46,307	211,851
Kingspan Group plc	21,760	235,778

		695,544

Consumer Services 0.1%
Paddy Power plc	1,920	114,730

Food, Beverage & Tobacco 0.1%
C&C Group plc	51,200	251,016

Health Care Equipment & Services 0.1%
United Drug plc	46,160	139,551

Materials 0.3%
Kenmare Resources plc *	212,972	192,220
Smurfit Kappa Group plc *	25,425	260,218

		452,438

		2,196,492

Israel 0.5%

Health Care Equipment & Services 0.1%
Given Imaging Ltd. *	8,200	161,188

Semiconductors & Semiconductor Equipment 0.4%
EZchip Semiconductor Ltd. *	6,830	275,823
Mellanox Technologies Ltd. *	9,293	358,800

		634,623

Telecommunication Services 0.0%
Internet Gold-Golden Lines Ltd. *	4,236	34,325

		830,136

Italy 2.1%

Automobiles & Components 0.0%
Piaggio & C S.p.A.	22,400	66,581

Banks 0.6%
Banca Piccolo Credito Valtellinese Scarl (a)	29,825	94,236
Banca Popolare dell’Emilia Romagna Scrl	34,065	287,767
Banca Popolare di Milano Scarl	320,000	210,265
Banca Popolare di Sondrio Scrl	33,600	277,546
Credito Emiliano S.p.A.	14,646	71,550

		941,364

Capital Goods 0.3%
C.I.R. S.p.A - Compagnie Industriali Riunite	68,369	113,132
Danieli & C Officine Meccaniche S.p.A.	9,569	134,533
Impregilo S.p.A.	68,820	238,621

		486,286

Consumer Durables & Apparel 0.1%
Tod’s S.p.A. (a)	1,977	204,298

Diversified Financials 0.2%
Azimut Holding S.p.A.	22,641	212,311
Banca Generali S.p.A.	9,497	119,292

		331,603

Energy 0.1%
ERG S.p.A.	15,307	166,881

40 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Health Care Equipment & Services 0.2%
DiaSorin S.p.A. (a)	7,515	221,162
Sorin S.p.A. *	90,688	171,173

		392,335

Insurance 0.2%
Fondiaria-Sai S.p.A. *(a)	31,393	58,036
Societa Cattolica di Assicurazioni Scrl	8,451	180,200

		238,236

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	15,083	115,006

Real Estate 0.0%
Beni Stabili S.p.A.	102,505	57,522

Retailing 0.0%
Yoox S.p.A. *(a)	3,841	55,132

Transportation 0.1%
Ansaldo STS S.p.A.	20,259	204,202

Utilities 0.2%
ACEA S.p.A.	12,746	89,940
Hera S.p.A.	89,071	134,282
IREN S.p.A.	92,915	89,615

		313,837

		3,573,283

Japan 13.9%

Automobiles & Components 0.8%
Akebono Brake Industry Co., Ltd. (a)	12,800	67,052
Daido Metal Co., Ltd.	7,000	84,062
Keihin Corp. (a)	7,000	141,574
Nissin Kogyo Co., Ltd.	21,600	365,871
Press Kogyo Co., Ltd.	64,000	366,098
TS Tech Co., Ltd.	14,400	276,116

		1,300,773

Banks 0.7%
FIDEA Holdings Co., Ltd.	23,900	63,780
Kiyo Holdings, Inc.	128,000	191,352
Miyazaki Bank Ltd.	31,000	85,409
The Fukui Bank Ltd.	72,000	229,503
The Oita Bank Ltd.	68,000	204,991
The Yachiyo Bank Ltd.	2,200	56,835
Toho Bank Ltd.	23,000	82,407
Tokyo Tomin Bank Ltd.	6,400	79,308
TOMONY Holdings, Inc.	12,800	61,043
Tsukuba Bank Ltd.	18,200	65,209

		1,119,837

Capital Goods 3.7%
Aica Kogyo Co., Ltd.	21,600	301,023
Amano Corp.	6,800	62,337
Asahi Diamond Industrial Co., Ltd.	6,800	91,238
Central Glass Co., Ltd.	64,000	290,981
Daifuku Co., Ltd.	36,000	209,933
Futaba Corp.	14,400	242,313
Hanwa Co., Ltd.	72,000	337,139
Hitachi Zosen Corp.	170,000	228,935
Inaba Denki Sangyo Co., Ltd.	7,200	216,338
Iseki & Co., Ltd. *(a)	68,000	169,706
Iwatani Corp.	72,000	247,294
Kyowa Exeo Corp.	21,600	198,547
Maeda Corp.	64,000	253,818
Meidensha Corp.	72,000	272,202
Mirait Holdings Corp.	12,800	98,364
Miura Co., Ltd.	6,800	186,508
Nachi-Fujikoshi Corp.	11,000	60,749
Nichias Corp.	19,000	105,868
Nitto Boseki Co., Ltd.	64,000	217,445
Noritz Corp.	14,400	269,177
Oiles Corp.	14,400	275,760
Okumura Corp.	72,000	285,545
OSG Corp.	21,600	318,102
Penta-Ocean Construction Co., Ltd. (a)	32,000	107,536
Sanwa Holdings Corp.	72,000	252,632
SHO-BOND Holdings Co., Ltd.	7,200	165,812
Sintokogio Ltd.	28,800	297,465
Taikisha Ltd.	6,400	128,569
Takasago Thermal Engineering Co., Ltd.	12,800	104,374
Toyo Tanso Co., Ltd. (a)	6,400	252,632
Tsubakimoto Chain Co.	24,000	141,438

		6,389,780

Commercial & Professional Services 0.5%
Daiseki Co., Ltd.	7,200	126,582
Duskin Co., Ltd.	14,400	293,729
Meitec Corp.	7,500	151,686
Mitsubishi Pencil Co., Ltd.	14,400	246,405

		818,402

Consumer Durables & Apparel 0.7%
JVC Kenwood Corp. *(a)	11,600	54,030
Mizuno Corp.	39,000	211,045
Pioneer Corp. *	65,300	334,810
Sangetsu Co., Ltd.	7,200	188,318
Seiko Holdings Corp.	18,000	39,807
Tamron Co., Ltd.	6,400	187,240
Tomy Co., Ltd.	28,800	204,240

		1,219,490

Consumer Services 0.5%
Accordia Golf Co., Ltd.	310	237,843
Colowide Co., Ltd. (a)	8,000	59,797
Doutor Nichires Holdings Co., Ltd.	19,200	247,413
HIS Co., Ltd.	1,600	42,066
Saizeriya Co., Ltd. (a)	15,500	241,481

		828,600

Diversified Financials 0.4%
Aiful Corp. *	56,350	98,164
Fuyo General Lease Co., Ltd.	7,200	258,414
IBJ Leasing Co., Ltd.	7,200	167,502
Jaccs Co., Ltd.	14,000	47,912
Japan Securities Finance Co., Ltd.	12,800	77,900
Orient Corp. *	41,000	44,576

		694,468

Energy 0.1%
Itochu Enex Co., Ltd.	6,400	37,875
Shinko Plantech Co., Ltd.	6,400	56,457

		94,332

Food & Staples Retailing 0.3%
Ain Pharmaciez, Inc.	1,400	63,566
Cocokara fine, Inc.	6,400	180,914

See financial notes 41

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Izumiya Co., Ltd. (a)	23,000	116,222
Ministop Co., Ltd.	2,600	47,188
Okuwa Co., Ltd.	4,000	56,684
Valor Co., Ltd.	2,600	38,772

		503,346

Food, Beverage & Tobacco 0.8%
Fuji Oil Co., Ltd.	19,200	264,967
Fujiya Co., Ltd. *(a)	64,000	133,630
Hokuto Corp.	6,400	136,397
Megmilk Snow Brand Co., Ltd.	6,400	115,206
Morinaga Milk Industry Co., Ltd.	72,000	267,754
Nippon Suisan Kaisha Ltd.	19,200	66,708
The Nisshin Oillio Group Ltd.	68,000	285,644
Yonekyu Corp.	19,200	175,063

		1,445,369

Health Care Equipment & Services 0.4%
Nikkiso Co., Ltd.	5,000	46,948
Ship Healthcare Holdings, Inc.	12,800	248,125
Toho Holdings Co., Ltd.	21,000	323,795

		618,868

Household & Personal Products 0.3%
Aderans Co., Ltd. *	8,100	98,073
Fancl Corp.	13,600	179,955
Mandom Corp.	7,200	177,821

		455,849

Materials 2.0%
Adeka Corp.	21,600	207,887
Earth Chemical Co., Ltd.	6,400	225,906
Kureha Corp.	64,000	319,446
Kyoei Steel Ltd.	6,400	114,811
Nifco, Inc.	6,400	173,561
Nippon Light Metal Co., Ltd.	144,000	220,608
Nippon Soda Co., Ltd.	64,000	290,190
NOF Corp.	64,000	316,284
Sanyo Special Steel Co., Ltd.	30,000	160,119
Sumitomo Light Metal Industries Ltd. *	64,000	66,420
Toagosei Co., Ltd.	72,000	321,127
Tokyo Ohka Kogyo Co., Ltd.	14,400	330,200
Toyo Ink SC Holdings Co., Ltd.	72,000	297,998
Yodogawa Steel Works Ltd.	64,000	287,027

		3,331,584

Media 0.3%
Avex Group Holdings, Inc.	6,400	78,122
Kadokawa Group Holdings, Inc. (a)	6,400	201,156
Shochiku Co., Ltd. (a)	20,000	187,794

		467,072

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
KYORIN Holdings, Inc.	5,000	88,893
Nichi-iko Pharmaceutical Co., Ltd.	7,200	156,827
Seikagaku Corp.	14,800	166,761

		412,481

Real Estate 0.1%
Daibiru Corp.	6,400	45,611
Kenedix, Inc. *	332	60,871
Leopalace21 Corp. *(a)	30,100	73,632
TOC Co., Ltd.	12,800	66,420

		246,534

Retailing 0.5%
AOKI Holdings, Inc.	2,600	42,370
Arc Land Sakamoto Co., Ltd.	2,400	40,889
Daiei, Inc. *	17,450	62,306
DCM Holdings Co., Ltd.	6,400	45,861
EDION Corp.	12,800	93,145
Gulliver International Co., Ltd. (a)	940	36,757
Megane TOP Co., Ltd.	4,600	46,773
Nissen Holdings Co., Ltd.	7,500	37,250
Tsutsumi Jewelry Co., Ltd.	6,400	168,105
Xebio Co., Ltd.	6,400	152,291
Yellow Hat Ltd.	6,400	97,811

		823,558

Semiconductors & Semiconductor Equipment 0.0%
Sanken Electric Co., Ltd. (a)	14,000	62,960

Software & Services 0.4%
Fuji Soft, Inc.	19,200	372,899
GMO internet, Inc.	11,000	52,866
Ines Corp.	7,800	62,061
IT Holdings Corp.	6,400	72,745
SCSK Corp.	6,400	98,443
Transcosmos, Inc.	3,800	48,310

		707,324

Technology Hardware & Equipment 0.8%
Anritsu Corp. (a)	7,000	84,667
Canon Electronics, Inc.	6,400	158,458
Daiwabo Holdings Co., Ltd.	64,000	144,700
Horiba Ltd.	7,200	230,037
Hosiden Corp.	24,400	189,014
Nichicon Corp.	23,200	286,632
Nippon Chemi-Con Corp.	12,000	50,111
Riso Kagaku Corp.	2,600	41,599
Ryosan Co., Ltd.	7,200	148,021
Star Micronics Co., Ltd.	6,400	63,810
V Technology Co., Ltd. (a)	8	31,332

		1,428,381

Transportation 0.4%
Japan Airport Terminal Co., Ltd.	8,100	108,680
Sankyu, Inc.	64,000	250,655
The Sumitomo Warehouse Co., Ltd.	64,000	315,493

		674,828

Utilities 0.0%
Okinawa Electric Power Co., Inc.	1,100	45,731

		23,689,567

Jersey 0.1%

Insurance 0.1%
Phoenix Group Holdings	10,325	90,715

Liechtenstein 0.0%

Banks 0.0%
Liechtensteinische Landesbank AG	1,646	75,188

Luxembourg 0.2%

Commercial & Professional Services 0.1%
Regus plc	109,255	193,204

42 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.1%
GAGFAH S.A.	12,674	71,919

		265,123

Netherlands 2.0%

Capital Goods 0.4%
Aalberts Industries N.V.	9,600	195,069
Arcadis N.V.	7,069	129,077
Imtech N.V.	9,665	325,096
Koninklijke BAM Groep N.V.	28,462	135,123

		784,365

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	4,305	140,630

Diversified Financials 0.1%
BinckBank N.V.	11,023	123,420
SNS REAAL N.V. *	24,004	68,073

		191,493

Energy 0.0%
Dockwise Ltd. *	3,200	67,077

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	4,655	144,684

Food, Beverage & Tobacco 0.3%
CSM N.V.	9,497	179,509
Nutreco Holding N.V.	4,655	350,331

		529,840

Health Care Equipment & Services 0.1%
Mediq N.V.	7,040	114,751

Insurance 0.1%
Delta Lloyd N.V.	9,600	178,824

Real Estate 0.4%
Eurocommercial Properties N.V.	5,763	208,186
Nieuwe Steen Investments N.V.	7,616	90,377
VastNed Retail N.V.	3,009	135,043
Wereldhave N.V.	2,458	184,461

		618,067

Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	7,844	295,271

Software & Services 0.1%
Unit 4 N.V.	4,780	136,037

Technology Hardware & Equipment 0.1%
TKH Group N.V.	6,704	157,073

		3,358,112

New Zealand 0.2%

Insurance 0.0%
TOWER Ltd.	28,800	37,641

Real Estate 0.1%
AMP NZ Office Ltd.	64,000	46,949
Goodman Property Trust	154,834	130,556

		177,505

Utilities 0.1%
Infratil Ltd.	108,564	169,351

		384,497

Nigeria 0.0%

Energy 0.0%
Maurel & Prom Nigeria *	16,083	44,104

Norway 2.0%

Banks 0.1%
Sparebanken 1 SMN (a)	15,083	111,269

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	31,263	261,568

Energy 1.0%
BW Offshore Ltd.	67,178	99,115
DNO International A.S.A. *(a)	148,800	280,318
Fred. Olsen Energy A.S.A.	3,767	159,281
Petroleum Geo-Services A.S.A. *	27,937	428,273
Prosafe SE	30,223	266,462
Songa Offshore SE *	19,264	79,375
TGS Nopec Geophysical Co. A.S.A.	13,434	390,372

		1,703,196

Food, Beverage & Tobacco 0.1%
Cermaq A.S.A. *	8,000	113,067
Marine Harvest	231,848	125,149

		238,216

Materials 0.0%
Norske Skogindustrier A.S.A. *	20,800	22,156

Media 0.2%
Schibsted A.S.A.	9,262	305,803

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Algeta A.S.A. *	5,900	162,528

Real Estate 0.1%
Norwegian Property A.S.A.	75,548	112,688

Retailing 0.1%
Statoil Fuel & Retail A.S.A. *	25,600	168,125

Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. (a)	26,485	88,637
Renewable Energy Corp. A.S.A. *(a)	36,886	27,423

		116,060

Software & Services 0.1%
Atea A.S.A.	15,083	180,472

		3,382,081

Portugal 0.2%

Capital Goods 0.1%
Sonae	142,899	87,741

Materials 0.0%
Portucel-Empresa Produtora de Pasta e Papel S.A. *	23,915	64,366

Media 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	57,767	180,050

		332,157

See financial notes 43

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Republic of Korea 4.3%

Automobiles & Components 0.3%
Mando Corp.	1,681	252,437
Nexen Tire Corp.	4,130	59,621
S&T Daewoo Co., Ltd.	600	16,546
Ssangyong Motor Co. *	17,700	112,808

		441,412

Banks 0.4%
Jeonbuk Bank	18,054	82,304
KB Financial Group, Inc. ADR	7,590	279,692
Shinhan Financial Group Co., Ltd. ADR	3,755	291,613

		653,609

Capital Goods 0.3%
Hyundai Elevator Co., Ltd.	637	76,869
LG International Corp.	4,340	228,885
LS Industrial Systems Co., Ltd.	976	59,586
Sung Kwang Bend Co., Ltd.	1,300	28,005
Taihan Electric Wire Co., Ltd. *	14,120	44,365

		437,710

Consumer Durables & Apparel 0.1%
LG Fashion Corp.	2,000	75,085
Youngone Holdings Co., Ltd.	1,180	58,751

		133,836

Consumer Services 0.2%
Hana Tour Service, Inc.	2,970	113,095
Hotel Shilla Co., Ltd.	7,420	281,883

		394,978

Diversified Financials 0.2%
Macquarie Korea Infrastructure Fund	59,000	283,734
Tong Yang Securities, Inc.	23,520	113,529

		397,263

Energy 0.1%
SK Gas Co., Ltd.	2,360	147,035

Food, Beverage & Tobacco 0.4%
Binggrae Co., Ltd.	960	50,972
CNK International Co., Ltd. *	5,900	15,321
Daesang Corp.	14,040	181,347
ORION Corp.	510	323,672
Samyang Corp.	2,279	128,089

		699,401

Health Care Equipment & Services 0.0%
Chabio & Diostech Co., Ltd. *	6,400	64,931

Insurance 0.4%
Hanwha General Insurance Co., Ltd. *	3,400	21,761
Hyundai Marine & Fire Insurance Co., Ltd.	9,150	264,180
Korean Reinsurance Co.	15,000	195,088
Meritz Fire & Marine Insurance Co., Ltd.	19,082	214,064

		695,093

Materials 0.8%
Capro Corp.	2,950	70,538
Kolon Industries, Inc.	1,920	124,599
Korea Kumho Petrochemical Co., Ltd.	1,871	261,737
OCI Materials Co., Ltd.	1,706	117,879
Poongsan Corp.	4,450	134,845
Seah Besteel Corp.	5,890	255,349
SK Chemicals Co., Ltd.	5,070	315,876
Taekwang Industrial Co., Ltd.	57	66,745
Young Poong Corp.	50	57,253

		1,404,821

Media 0.1%
CJ CGV Co., Ltd.	2,000	45,945
CJ E&M Corp. *	1,500	41,565

		87,510

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Dong-A Pharmaceutical Co., Ltd.	3,000	227,938
Green Cross Corp.	400	45,409

		273,347

Retailing 0.2%
CJ O Shopping Co., Ltd.	408	103,210
Dongsuh Cos., Inc.	800	24,206
GS Home Shopping, Inc.	448	48,095
Hyundai Greenfood Co. Ltd.	7,400	95,913
Hyundai Home Shopping Network Corp.	1,000	129,612

		401,036

Semiconductors & Semiconductor Equipment 0.2%
Seoul Semiconductor Co., Ltd.	11,280	266,693

Technology Hardware & Equipment 0.3%
Daeduck Electronics Co., Ltd.	7,650	84,793
LG Innotek Co., Ltd. *	2,750	235,737
SFA Engineering Corp.	3,210	175,604

		496,134

Telecommunication Services 0.1%
SK Broadband Co., Ltd. *	59,000	187,750

Transportation 0.0%
Asiana Airlines, Inc. *	12,280	80,131

Utilities 0.0%
Samchully Co., Ltd.	590	54,057

		7,316,747

Singapore 1.7%

Capital Goods 0.0%
Gallant Venture Ltd. *	128,000	30,795

Commercial & Professional Services 0.0%
Cape plc	6,732	46,995

Energy 0.3%
Ezra Holdings Ltd. *(a)	144,000	144,352
Sakari Resources Ltd.	144,000	307,182

		451,534

Food, Beverage & Tobacco 0.1%
GMG Global Ltd.	1,034,000	123,554

Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. *	79,000	92,498
Raffles Medical Group Ltd.	68,000	127,062

		219,560

Real Estate 0.6%
CDL Hospitality Trusts (a)	144,000	198,051
Lippo Malls Indonesia Retail Trust	192,000	60,821

44 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mapletree Logistics Trust	384,000	277,156
Parkway Life Real Estate Investment Trust	64,000	91,872
Suntec Real Estate Investment Trust	420,000	414,291

		1,042,191

Software & Services 0.0%
CSE Global Ltd.	64,000	44,910

Technology Hardware & Equipment 0.1%
LionGold Corp., Ltd. *(a)	204,000	145,603

Transportation 0.3%
Goodpack Ltd.	77,000	84,907
SATS Ltd.	192,000	374,161

		459,068

Utilities 0.2%
Cityspring Infrastructure Trust	128,000	37,468
Hyflux Ltd. (a)	192,000	225,574

		263,042

		2,827,252

Spain 1.5%

Capital Goods 0.4%
Abengoa S.A. (a)	6,037	127,192
Construcciones y Auxiliar de Ferrocarriles S.A.	476	256,958
Gamesa Corporacion Tecnologica S.A. (a)	17,124	54,656
Obrascon Huarte Lain S.A.	9,108	281,872
Sacyr Vallehermoso S.A. (a)	20,086	80,607

		801,285

Commercial & Professional Services 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	3,075	155,076

Consumer Services 0.1%
Melia Hotels International S.A. (a)	13,048	91,024
NH Hoteles S.A. *(a)	25,600	80,476

		171,500

Diversified Financials 0.1%
Bolsas y Mercados Espanoles	6,400	171,525

Energy 0.1%
Tecnicas Reunidas S.A. (a)	4,184	169,195

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	12,818	258,657
Viscofan S.A.	3,767	156,968

		415,625

Insurance 0.1%
Grupo Catalana Occidente S.A.	8,139	142,627

Materials 0.1%
Grupo Empresarial Ence S.A.	29,604	77,817
Tubacex S.A. *(a)	28,025	78,727

		156,544

Media 0.1%
Antena 3 de Television S.A. (a)	11,983	72,134
Promotora de Informaciones S.A., A Shares *(a)	71,121	64,694

		136,828

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	7,616	65,305
Faes Farma S.A.	52,114	109,449
Zeltia S.A. *(a)	48,606	119,637

		294,391

		2,614,596

Sweden 2.5%

Capital Goods 0.5%
Lindab International AB	9,952	84,148
NCC AB, B Shares	9,998	223,810
Peab AB	27,032	153,665
Trelleborg AB, B Shares	31,183	336,456

		798,079

Commercial & Professional Services 0.1%
Intrum Justitia AB	3,200	51,341
Loomis AB, B Shares	11,049	160,046

		211,387

Consumer Durables & Apparel 0.1%
JM AB	8,681	159,080

Consumer Services 0.2%
Betsson AB *	4,560	128,984
Rezidor Hotel Group AB *	30,732	116,839
SkiStar AB	3,834	50,435

		296,258

Diversified Financials 0.3%
Avanza Bank Holding AB	5,562	159,018
Investment AB Oresund	4,480	73,751
L E Lundbergforetagen AB, B Shares	5,706	198,799

		431,568

Food & Staples Retailing 0.2%
Axfood AB	5,568	211,011
Hakon Invest AB	5,480	95,671

		306,682

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	7,728	250,325

Materials 0.1%
Billerud	10,250	94,695
Hoganas AB, B Shares	3,755	146,758

		241,453

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	22,924	217,886

Real Estate 0.6%
Castellum AB	22,790	301,870
Fabege AB	19,200	173,731
Hufvudstaden AB, A Shares	16,009	178,819
Kungsleden AB	23,188	174,200
Wallenstam AB, B Shares	12,800	131,003
Wihlborgs Fastigheter AB	7,966	110,846

		1,070,469

Retailing 0.1%
Clas Ohlson AB, B Shares	142	2,014
Mekonomen AB	2,688	93,201

		95,215

See financial notes 45

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Technology Hardware & Equipment 0.1%
Axis Communications AB	5,465	155,829

		4,234,231

Switzerland 3.2%

Automobiles & Components 0.1%
Rieter Holding AG - Reg’d *	748	155,188

Banks 0.3%
Basler Kantonalbank	680	83,787
St. Galler Kantonalbank AG - Reg’d	340	137,759
Valiant Holding AG - Reg’d	2,050	256,236

		477,782

Capital Goods 0.9%
Belimo Holding AG - Reg’d	72	143,065
Bucher Industries AG - Reg’d	1,280	273,804
Georg Fischer AG - Reg’d *	680	324,393
Huber & Suhner AG - Reg’d	3,369	174,649
Kaba Holding AG, B Shares - Reg’d	680	277,027
Meyer Burger Technology AG *(a)	5,202	92,393
OC Oerlikon Corp. AG - Reg’d *	29,071	221,054
Schweiter Technologies AG	144	89,595

		1,595,980

Consumer Durables & Apparel 0.2%
Forbo Holding AG - Reg’d *	476	317,562

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	408	130,437

Diversified Financials 0.2%
Bank Sarasin & Cie AG, B Shares - Reg’d	5,418	168,702
Vontobel Holding AG - Reg’d	4,967	127,090

		295,792

Health Care Equipment & Services 0.2%
Galenica AG - Reg’d	576	354,226

Insurance 0.2%
Helvetia Holding AG - Reg’d	816	288,954

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Tecan Group AG - Reg’d *	1,867	152,535

Real Estate 0.2%
Allreal Holding AG - Reg’d *	1,104	177,944
Mobimo Holding AG - Reg’d *	960	231,248

		409,192

Retailing 0.2%
Dufry AG - Reg’d *	2,298	279,071
Valora Holding AG - Reg’d	408	106,025

		385,096

Software & Services 0.1%
Temenos Group AG - Reg’d *(a)	6,632	130,674

Technology Hardware & Equipment 0.2%
Ascom Holding AG - Reg’d	5,624	58,684
Kudelski S.A.	4,750	36,910
Logitech International S.A. - Reg’d *(a)	22,726	194,250

		289,844

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	408	158,517
Panalpina Welttransport Holding AG - Reg’d *	2,458	298,775

		457,292

		5,440,554

United Arab Emirates 0.1%

Energy 0.1%
Lamprell plc	17,080	92,767

United Kingdom 17.3%

Banks 0.1%
Paragon Group Cos. plc	51,981	154,781

Capital Goods 2.2%
Ashtead Group plc	67,200	265,151
Balfour Beatty plc	70,114	311,258
Bodycote plc	23,192	155,602
Carillion plc	50,186	260,551
Chemring Group plc	21,826	152,992
Cookson Group plc	34,196	369,001
Fenner plc	22,144	167,354
Kier Group plc	4,480	88,384
Melrose plc	46,452	289,992
Morgan Crucible Co. plc	31,360	177,090
Qinetiq Group plc	78,897	190,437
Senior plc	64,000	199,975
SIG plc	90,688	168,628
Spirax-Sarco Engineering plc	10,386	340,947
Travis Perkins plc	25,600	439,209
Ultra Electronics Holdings plc	8,681	233,805

		3,810,376

Commercial & Professional Services 1.2%
Babcock International Group plc	28,800	346,429
Berendsen plc	27,104	218,651
De La Rue plc	13,667	207,953
Homeserve plc	40,776	144,996
ITE Group plc	49,097	179,212
Michael Page International plc	42,123	305,225
Mitie Group plc	53,195	226,037
RPS Group plc	40,046	144,703
Shanks Group plc	22,786	38,256
Sthree plc	12,800	58,531
WS Atkins plc	17,439	210,049

		2,080,042

Consumer Durables & Apparel 1.1%
Barratt Developments plc *	138,287	325,174
Bellway plc	18,242	237,788
Bovis Homes Group plc	15,817	127,724
Pace plc	42,316	59,993
Persimmon plc	35,200	379,835
Redrow plc *	55,839	112,838
Taylor Wimpey plc *	467,499	371,088
The Berkeley Group Holdings plc *	11,588	256,936

		1,871,376

Consumer Services 0.9%
Bwin.Party Digital Entertainment plc	39,982	101,233
Dignity plc	9,105	120,504
Domino’s Pizza UK & IRL plc	18,490	131,114
Greene King plc	30,367	243,761

46 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
J.D. Wetherspoon plc	20,232	129,796
Marston’s plc	98,755	154,443
Millennium & Copthorne Hotels plc	24,690	190,855
Mitchells & Butlers plc *	51,619	216,454
Rank Group plc	32,000	70,339
Restaurant Group plc	31,111	137,962
Sportingbet plc	37,347	22,671

		1,519,132

Diversified Financials 1.3%
Aberdeen Asset Management plc	118,400	455,255
Close Brothers Group plc	17,511	206,300
F&C Asset Management plc	103,976	117,513
Henderson Group plc	81,604	155,387
IG Group Holdings plc	40,712	287,717
Intermediate Capital Group plc	57,111	246,965
International Personal Finance	44,073	174,392
Provident Financial plc	16,000	288,819
Rathbone Brothers plc	9,497	187,968
Tullett Prebon plc	30,223	154,833

		2,275,149

Energy 1.0%
Afren plc *	137,506	293,903
Bumi plc *	13,760	171,891
Enquest plc *	90,688	183,694
Heritage Oil plc *(a)	21,576	62,936
Hunting plc	20,774	273,116
Premier Oil plc *	53,273	374,955
Salamander Energy plc *	27,795	109,049
SOCO International plc *	44,443	239,823

		1,709,367

Food & Staples Retailing 0.1%
Booker Group plc	136,675	163,858

Food, Beverage & Tobacco 0.5%
Britvic plc	36,711	222,730
Cranswick plc	12,074	150,540
Dairy Crest Group plc	31,653	163,119
Devro plc	40,555	203,618
Greggs plc	17,280	150,993

		891,000

Household & Personal Products 0.1%
McBride plc *	27,411	55,282
PZ Cussons plc	26,667	132,057

		187,339

Insurance 1.0%
Amlin plc	55,604	312,130
Beazley plc	92,843	212,383
Catlin Group Ltd.	44,725	297,429
Hiscox Ltd.	46,304	303,270
Jardine Lloyd Thompson Group plc	18,797	210,791
Lancashire Holdings Ltd.	20,672	252,787
St. James’s Place plc	22,713	133,884

		1,722,674

Materials 1.5%
Aquarius Platinum Ltd.	46,755	102,398
AZ Electronic Materials S.A.	16,000	72,332
Croda International plc	15,279	525,736
DS Smith plc	140,312	377,454
Elementis plc	15,880	42,110
Filtrona plc	37,120	266,838
Hochschild Mining plc	23,895	195,054
Mondi plc	47,955	451,207
Petropavlovsk plc	24,338	279,344
Victrex plc	10,548	223,430

		2,535,903

Media 0.4%
Informa plc	67,200	465,249
Rightmove plc	6,400	147,834
UBM plc	12,837	119,553

		732,636

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
BTG plc *	25,600	144,645
Genus plc	7,465	163,133
Hikma Pharmaceuticals plc	20,076	235,076

		542,854

Real Estate 1.0%
Atrium European Real Estate Ltd.	27,555	131,591
Big Yellow Group plc	23,116	107,087
Capital & Counties Properties plc	77,813	236,548
Derwent London plc	10,332	278,932
Grainger plc	49,025	86,068
Great Portland Estates plc	40,339	227,536
Helical Bar plc	19,704	58,939
London & Stamford Property plc	32,000	58,377
Savills plc	22,190	128,710
Shaftesbury plc	27,953	218,802
Unite Group plc	26,341	77,845

		1,610,435

Retailing 1.0%
Carpetright plc *(a)	7,141	75,745
Carphone Warehouse Group plc	7,673	20,898
Debenhams plc	200,135	235,943
Dixons Retail plc *	286,711	68,380
Dunelm Group plc	9,600	79,515
Halfords Group plc	27,483	139,084
Home Retail Group plc	75,101	122,369
Howden Joinery Group plc *	86,400	160,379
Inchcape plc	49,280	295,445
Kesa Electricals plc	85,155	101,411
N Brown Group plc	38,400	146,485
Ocado Group plc *(a)	32,262	47,955
Sports Direct International plc *	9,604	45,258
WH Smith plc	15,360	130,536

		1,669,403

Semiconductors & Semiconductor Equipment 0.1%
CSR plc	21,067	85,749

Software & Services 0.7%
Aveva Group plc	7,796	213,332
Computacenter plc	5,766	36,862
Fidessa Group plc	6,253	165,815
Micro Focus International plc	26,063	187,354
Misys plc *	47,936	249,253
SDL plc	6,400	72,588
Telecity Group plc *	17,920	197,378

		1,122,582

Technology Hardware & Equipment 1.3%
Domino Printing Sciences plc	10,930	114,451

See financial notes 47

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Electrocomponents plc	58,605	226,089
Halma plc	35,200	220,928
Imagination Technologies Group plc *	24,320	239,122
Laird plc	56,320	156,095
Oxford Instruments plc	8,088	150,520
Premier Farnell plc	57,600	200,681
Renishaw plc	3,200	73,457
Rotork plc	10,345	342,245
Spectris plc	10,375	289,208
Spirent Communications plc	90,688	204,121

		2,216,917

Telecommunication Services 0.3%
Cable & Wireless Communications plc	153,028	84,704
Cable & Wireless Worldwide plc	267,153	118,982
Colt Group S.A. *	75,548	120,563
Kcom Group plc	57,600	63,949
TalkTalk Telecom Group plc	35,678	82,356

		470,554

Transportation 0.9%
BBA Aviation plc	54,400	175,888
easyJet plc	29,385	206,306
FirstGroup plc	57,418	269,755
Go-Ahead Group plc	9,046	185,400
National Express Group plc	71,920	268,265
Stagecoach Group plc	70,964	304,262
Stobart Group Ltd.	75,548	148,321

		1,558,197

Utilities 0.3%
Pennon Group plc	36,639	420,530

		29,350,854

United States 0.6%

Health Care Equipment & Services 0.3%
SXC Health Solutions Corp. *	7,200	517,184

Materials 0.3%
Alacer Gold Corp. *	38,600	374,263
Golden Star Resources Ltd. *	28,800	57,895
Tahoe Resources, Inc. *	6,400	137,233

		569,391

		1,086,575

Total Common Stock
(Cost $164,701,242)		167,869,089

Preferred Stock 0.5% of net assets

Germany 0.5%

Capital Goods 0.1%
Jungheinrich AG	1,841	64,646

Materials 0.2%
Fuchs Petrolub AG	6,150	328,087

Media 0.2%
ProSiebenSat.1 Media AG	12,763	333,010

		725,743

Italy 0.0%

Insurance 0.0%
Unipol Gruppo Finanziario S.p.A. *(a)	164,250	36,627

Total Preferred Stock
(Cost $699,802)		762,370

Rights 0.0% of net assets

Norway 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Algeta A.S.A. *(c)	264	480

Total Rights
(Cost $—)		480

Other Investment Companies 0.3% of net assets

Guernsey 0.1%
F&C Commercial Property Trust Ltd.	68,004	111,674

Switzerland 0.2%
BB Biotech AG - Reg’d *	1,646	131,190
Schroder ImmoPLUS	144	177,752
Swisscanto Real Estate Fund Ifca	794	103,035

		411,977

United States 0.0%
State Street Institutional U.S. Government Money Market Fund	48,231	48,231

Total Other Investment Companies
(Cost $523,498)		571,882

End of Investments

Collateral Invested for Securities on Loan 3.9% of net assets

State Street Institutional U.S. Government Money Market Fund	6,627,995	6,627,995

Total Collateral Invested for Securities on Loan
(Cost $6,627,995)		6,627,995

End of Collateral Invested for Securities on Loan

48 See financial notes

 Schwab International Small-Cap Equity ETF

Portfolio Holdings (Unaudited) continued

At 2/29/12, the tax basis cost of the fund’s investments was $165,936,353 and the unrealized appreciation and depreciation were $16,029,379 and ($12,761,911), respectively, with a net unrealized appreciation of $3,267,468.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Illiquid security. At the period end, the value of these amounted to $119,734 or 0.1% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GO —	General obligation
Reg’d —	Registered
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$160,588,969	$—	$—	$160,588,969
China(a)	1,270,815	—	—	1,270,815
Capital Goods	163,005	—	71,070	234,075
Consumer Durables & Apparel	—	—	24,458	24,458
Hong Kong(a)	5,123,015	—	—	5,123,015
Materials	509,808	—	117,949	627,757
Preferred Stock(a)	762,370	—	—	762,370
Rights(a)	—	—	480	480
Other Investment Companies(a)	571,882	—	—	571,882

Total	$168,989,864	$—	$213,957	$169,203,821

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,627,995	$—	$—	$6,627,995

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	February 29,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in*	out*	2012

Common Stock
China	$63,455	$—	($34,360)	$6,218	$—	$60,215	$—	$95,528
Hong Kong	47,513	(33,059)	55,511	55,760	(7,776)	—	—	117,949
Rights
Norway	—	—	480	—	—	—	—	480

Total	$110,968	($33,059)	$21,631	$61,978	($7,776)	$60,215	$—	$213,957

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

All net realized and change in unrealized gains (losses) on Level 3 investments in the tables above are reflected on the accompanying Statements of Operations. Changes in net unrealized gains (losses) for Level 3 investments held by the fund at February 29, 2012 are $4,022.

There were no significant transfers between Level 1 and Level 2 for the period ended February 29, 2012.

See financial notes 49

 Schwab International Small-Cap Equity ETF

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $165,924,542) including securities on loan of $6,240,363		$169,203,821
Collateral invested for securities on loan		6,627,995
Foreign currency, at value (cost $575,475)		580,838
Receivables:
Fund shares sold		7,965,098
Dividends		215,072
Foreign tax reclaims		24,581
Income from securities on loan	+	11,736

Total assets		184,629,141

Liabilities

Collateral held for securities on loan		6,627,995
Payables:
Investments bought		7,968,043
Investment adviser fees	+	4,642

Total liabilities		14,600,680

Net Assets

Total assets		184,629,141
Total liabilities	−	14,600,680

Net assets		$170,028,461

Net Assets by Source
Capital received from investors		174,502,918
Distributions in excess of net investment income		(1,388,355)
Net realized capital losses		(6,371,042)
Net unrealized capital gains		3,284,940

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$170,028,461		6,400,001		$26.57

50 See financial notes

 Schwab International Small-Cap Equity ETF

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Dividends (net of foreign withholding tax of $104,829)		$1,426,692
Interest		133
Securities on loan	+	65,813

Total investment income		1,492,638

Expenses

Investment adviser fees		256,451

Total expenses	−	256,451

Net investment income		1,236,187

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(6,681,011)
Net realized gains on in-kind redemptions		2,225,079
Net realized losses on foreign currency transactions	+	(36,315)

Net realized losses		(4,492,247)
Net unrealized gains on investments		3,154,386
Net unrealized gains on foreign currency translations	+	4,899

Net unrealized gains	+	3,159,285

Net realized and unrealized losses		(1,332,962)

Net decrease in net assets resulting from operations		($96,775)

See financial notes 51

 Schwab International Small-Cap Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$1,236,187	$3,146,034
Net realized gains (losses)		(4,492,247)	1,158,799
Net unrealized gains	+	3,159,285	2,001,625

Net increase (decrease) in net assets resulting from operations		(96,775)	6,306,458

Distributions to Shareholders

Distributions from net investment income		($4,859,831)	($2,126,721)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold		900,000	$23,266,002	3,800,000	$110,560,371
Shares Redeemed	+	(400,000)	(10,419,635)	(400,000)	(11,449,115)

Net transactions in fund shares		500,000	$12,846,367	3,400,000	$99,111,256

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,900,001	$162,138,700	2,500,001	$58,847,707
Total increase	+	500,000	7,889,761	3,400,000	103,290,993

End of period		6,400,001	$170,028,461	5,900,001	$162,138,700

(Distributions in excess of net investment income)/ Net investment income not yet distributed			($1,388,355)		$2,235,289

52 See financial notes

Schwab Emerging Markets Equity ETF™

Financial Statements

Financial Highlights

	9/1/11–		9/1/10–	1/13/10[1]–
	2/29/12*		8/31/11	8/31/10

Per-Share Data ($)

Net asset value at beginning of period	26.10		24.30	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.12		0.62	0.27
Net realized and unrealized gains (losses)	1.03		1.41 [2]	(0.97)

Total from investment operations	1.15		2.03	(0.70)
Less distributions:
Distributions from net investment income	(0.57)		(0.23)	—

Net asset value at end of period	26.68		26.10	24.30

Total return (%)	4.86	[3]	8.31	(2.80)[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	[4]	0.25	0.30	[4,5]
Gross operating expenses	0.25	[4]	0.25	0.30	[4]
Net investment income (loss)	1.39	[4]	2.78	2.94	[4]
Portfolio turnover rate[6]	4	[3]	9	23	[3]
Net assets, end of period ($ x 1,000)	562,880		396,661	148,222

* Unaudited.

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Effective June 14, 2010, the annual operating expense was reduced. The ratio presented for period ended 8/31/10 is a blended rate.
6 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 53

 Schwab Emerging Markets Equity ETF

Portfolio Holdings as of February 29, 2012 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

93.5%		Common Stock	501,838,415	526,538,639
0.0%		Corporate Bonds	500	305
5.8%		Preferred Stock	30,330,967	32,447,810
0.5%		Other Investment Company	2,727,804	2,727,804

99.8%		Total Investments	534,897,686	561,714,558
1.1%		Collateral Invested for Securities on Loan	6,322,107	6,322,107
(0	.9)%	Other Assets and Liabilities, Net		(5,156,782)

100.0%		Net Assets		562,879,883

	Number	Value
Security	of Shares	($)

Common Stock 93.5% of net assets

Brazil 13.4%

Banks 1.8%
Banco Bradesco S.A. ADR	303,840	5,511,657
Banco do Brasil S.A.	168,800	2,718,458
Banco Santander Brasil S.A. ADR	119,426	1,275,470
Itau Unibanco Holding S.A.	21,100	389,580

		9,895,165

Capital Goods 0.3%
Embraer S.A. ADR	31,650	951,399
Weg S.A.	42,200	469,462

		1,420,861

Consumer Durables & Apparel 0.3%
Cyrela Brazil Realty S.A.	51,484	519,368
MRV Engenharia e Participacoes S.A.	50,640	408,506
PDG Realty S.A. Empreendimentos e Participacoes	189,056	808,242

		1,736,116

Consumer Services 0.0%
Anhanguera Educacional Participacoes S.A.	19,834	260,734

Diversified Financials 0.5%
BM&F BOVESPA S.A.	333,380	2,231,077
CETIP S.A. - Mercados Organizados	16,880	314,614

		2,545,691

Energy 4.3%
HRT Participacoes em Petroleo S.A. *	302	119,963
OGX Petroleo e Gas Participacoes S.A. *	189,900	1,880,307
OSX Brasil S.A. *	8,696	79,773
Petroleo Brasileiro S.A. ADR	730,271	21,198,514
Ultrapar Participacoes S.A. ADR	51,062	1,144,810

		24,423,367

Food, Beverage & Tobacco 1.0%
BRF - Brasil Foods S.A. ADR	132,719	2,775,154
Companhia de Bebidas das Americas ADR	21,100	713,180
Cosan S.A. Industria e Comercio	21,100	377,905
JBS S.A. *	88,620	376,799
Souza Cruz S.A.	105,500	1,579,827

		5,822,865

Health Care Equipment & Services 0.0%
Amil Participacoes S.A.	21,100	243,334

Household & Personal Products 0.2%
Natura Cosmeticos S.A.	42,200	995,211

Insurance 0.1%
Porto Seguro S.A.	16,880	211,381
Sul America S.A.	10,550	116,137

		327,518

Materials 1.9%
Braskem S.A. ADR (a)	21,100	389,506
Companhia Siderurgica Nacional S.A. ADR	179,139	1,830,801
Duratex S.A.	50,332	281,723
Fibria Celulose S.A. ADR (a)	10,550	97,166
Gerdau S.A.	21,100	179,428
Gerdau S.A. ADR	134,618	1,400,027
MMX Mineracao e Metalicos S.A. *	42,200	236,943
Usinas Siderurgicas de Minas Gerais S.A.	42,200	378,519
Vale S.A. ADR	242,650	6,100,221

		10,894,334

Real Estate 0.2%
BR Malls Participacoes S.A.	65,912	844,967

Retailing 0.2%
B2W Cia Global Do Varejo	11,715	75,057
Lojas Americanas S.A.	14,770	139,794
Lojas Renner S.A.	21,100	803,493

		1,018,344

Software & Services 0.5%
Cielo S.A.	33,572	1,200,606
Redecard S.A.	84,400	1,754,954

		2,955,560

Telecommunication Services 0.5%
Oi S.A. ADR	19,201	384,020
Tele Norte Leste Participacoes S.A. ADR	46,420	498,551
Telefonica Brasil S.A. ADR (a)	32,705	962,508
Tim Participacoes S.A.	42,225	255,529

54 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tim Participacoes S.A. ADR	32,704	982,755

		3,083,363

Transportation 0.6%
All America Latina Logistica S.A.	127,444	738,580
CCR S.A.	253,200	2,023,358
LLX Logistica S.A. *	42,200	89,960
TAM S.A. ADR	14,981	352,203

		3,204,101

Utilities 1.0%
Centrais Eletricas Brasileiras S.A. ADR	42,200	456,182
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	8,440	634,013
Companhia Energetica de Minas Gerais ADR	69,630	1,589,653
Companhia Paranaense de Energia ADR	21,100	524,968
CPFL Energia S.A. ADR (a)	20,889	677,012
EDP - Energias do Brasil S.A.	21,100	516,163
Light S.A.	21,100	334,277
Tractebel Energia S.A.	42,200	746,716

		5,478,984

		75,150,515

Chile 2.3%

Banks 0.4%
Banco de Chile ADR (a)	8,440	806,020
Banco de Credito e Inversiones	4,220	277,271
Banco Santander Chile ADR	10,972	888,842
Corpbanca S.A.	26,618,494	374,297

		2,346,430

Capital Goods 0.2%
Empresas Copec S.A.	78,492	1,351,560

Food & Staples Retailing 0.2%
Cencosud S.A.	130,609	852,689

Food, Beverage & Tobacco 0.0%
Cia Cervecerias Unidas S.A.	10,550	152,588

Materials 0.5%
Cap S.A.	20,678	893,494
Empresas CMPC S.A.	160,360	704,658
Sociedad Quimica y Minera de Chile S.A. ADR	22,577	1,336,107

		2,934,259

Retailing 0.3%
S.A.C.I. Falabella S.A.	139,893	1,396,295

Telecommunication Services 0.0%
Empresa Nacional de Telecomunicaciones S.A.	8,440	173,074

Transportation 0.2%
Lan Airlines S.A. ADR (a)	42,200	1,135,180

Utilities 0.5%
Colbun S.A.	1,933,393	567,395
Empresa Nacional de Electricidad S.A. ADR	23,026	1,216,694
Enersis S.A. ADR	42,200	852,862

		2,636,951

		12,979,026

China 17.0%

Automobiles & Components 0.3%
Dongfeng Motor Group Co., Ltd., H Shares	492,000	960,439
Great Wall Motor Co., Ltd., H Shares (a)	316,500	637,432
Guangzhou Automobile Group Co., Ltd., H Shares	215,662	253,877

		1,851,748

Banks 4.9%
Agricultural Bank of China Ltd., H Shares	2,954,000	1,470,201
Bank of China Ltd., H Shares	12,027,000	5,256,976
Bank of Communications Co., Ltd., H Shares	1,360,200	1,122,436
China CITIC Bank Corp., Ltd., H Shares	1,750,800	1,146,778
China Construction Bank Corp., H Shares	10,972,000	9,252,148
China Merchants Bank Co., Ltd., H Shares	527,500	1,209,298
China Minsheng Banking Corp., Ltd., H Shares (a)	844,100	819,536
Industrial & Commercial Bank of China Ltd., H Shares	9,917,000	7,275,646

		27,553,019

Capital Goods 0.9%
Beijing Enterprises Holdings Ltd.	105,500	670,623
China Communications Construction Co., Ltd., H Shares	844,000	864,056
China International Marine Containers (Group) Co., Ltd., B Shares	358,700	513,373
China Railway Construction Corp., Ltd., H Shares	105,500	82,706
China Railway Group Ltd., H Shares	211,000	85,426
Citic Pacific Ltd. (a)	211,000	396,661
CITIC Resources Holdings Ltd. *	422,000	75,088
CSR Corp., Ltd., H Shares (a)	450,000	353,353
Metallurgical Corp. of China Ltd., H Shares (a)	291,000	79,169
Shanghai Electric Group Co., Ltd.	422,000	227,985
Shanghai Industrial Holdings Ltd.	211,000	767,203
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	654,100	302,194
Weichai Power Co., Ltd. (a)	25,000	137,963
Zoomlion Heavy Industry Science and Technology Co., Ltd., H Shares (a)	184,500	285,467

		4,841,267

See financial notes 55

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.0%
CITIC Securities Co., Ltd. *(a)	30,000	66,454

Energy 3.6%
China Coal Energy Co., H Shares	633,000	812,093
China Oilfield Services Ltd., H Shares	422,000	738,909
China Petroleum & Chemical Corp., H Shares	3,111,000	3,561,984
China Shenhua Energy Co., Ltd., H Shares	422,000	1,945,215
CNOOC Ltd.	2,401,000	5,498,119
Inner Mongolia Yitai Coal Co., Ltd., B Shares	168,800	955,070
Kunlun Energy Co., Ltd.	422,000	708,439
PetroChina Co., Ltd., H Shares	3,376,000	5,101,631
Yanzhou Coal Mining Co., Ltd., H Shares	422,000	1,056,673

		20,378,133

Food, Beverage & Tobacco 0.1%
China Agri-Industries Holdings Ltd.	211,000	159,154
Tsingtao Brewery Co., Ltd. (a)	60,000	323,762
Yantai Changyu Pioneer Wine Co., Ltd.	21,100	232,256

		715,172

Health Care Equipment & Services 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd.	176,000	174,282
Shanghai Pharmaceuticals Holding Co., Ltd. *	105,500	194,249
Sinopharm Group Co., H Shares	186,000	506,028

		874,559

Insurance 1.7%
China Life Insurance Co., Ltd., H Shares	1,266,000	3,950,282
China Pacific Insurance (Group) Co., Ltd., H Shares	184,500	664,901
China Taiping Insurance Holdings Co., Ltd. *	211,000	492,969
New China Life Insurance Co., Ltd. *(a)	27,300	120,384
PICC Property & Casualty Co., Ltd., H Shares	844,000	1,190,526
Ping An Insurance (Group) Co., of China Ltd., H Shares	336,500	2,943,838

		9,362,900

Materials 0.8%
Aluminum Corp. of China Ltd., H Shares (a)	422,000	233,426
Angang Steel Co., Ltd., H Shares (a)	150,000	117,011
Anhui Conch Cement Co., Ltd., H Shares (a)	211,000	733,196
BBMG Corp., H Shares	211,000	223,360
China Bluechemical Ltd., H Shares	844,000	659,468
China National Building Material Co., Ltd., H Shares	422,000	610,498
Jiangxi Copper Co., Ltd., H Shares	214,000	587,723
Sinofert Holdings Ltd.	844,000	253,558
Zhaojin Mining Industry Co., Ltd.	105,500	217,646
Zijin Mining Group Co., Ltd., H Shares (a)	1,266,000	607,233

		4,243,119

Real Estate 0.8%
China Overseas Land & Investment Ltd. (a)	844,000	1,767,289
China Resources Land Ltd. (a)	422,000	804,203
China Vanke Co., Ltd., B Shares	443,100	571,322
Guangzhou R&F Properties Co., Ltd., H Shares (a)	422,000	557,175
Sino-Ocean Land Holdings Ltd. (a)	844,000	485,351
Yuexiu Property Co., Ltd.	2,110,000	424,410

		4,609,750

Retailing 0.1%
China Resources Enterprise Ltd.	178,000	663,280

Technology Hardware & Equipment 0.3%
BYD Co., Ltd., H Shares *(a)	40,000	131,259
Lenovo Group Ltd.	1,266,000	1,118,158
ZTE Corp., H Shares (a)	144,360	431,831

		1,681,248

Telecommunication Services 2.4%
China Mobile Ltd.	949,500	10,155,244
China Telecom Corp., Ltd., H Shares	3,376,000	2,054,582
China Unicom (Hong Kong) Ltd.	844,000	1,521,348

		13,731,174

Transportation 0.6%
Air China Ltd., H Shares	844,000	637,704
China COSCO Holdings Co., Ltd., H Shares (a)	548,500	359,269
China Merchants Holdings International Co., Ltd.	422,000	1,458,231
Cosco Pacific Ltd.	422,000	637,704
Jiangsu Expressway Co., Ltd., H Shares	96,000	100,509
Zhejiang Expressway Co., Ltd., H Shares	422,000	319,940

		3,513,357

Utilities 0.3%
China Longyuan Power Group Corp., H Shares	422,000	365,646
China Resources Power Holdings Co., Ltd.	422,000	830,321
Datang International Power Generation Co., Ltd., H Shares (a)	1,266,000	458,690

		1,654,657

		95,739,837

Colombia 1.1%

Banks 0.3%
Bancolombia S.A. ADR	25,320	1,617,948

56 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.2%
Corporacion Financiera Colombiana S.A.	24,898	477,434
Grupo de Inversiones Suramericana S.A.	27,430	503,374

		980,808

Energy 0.5%
Ecopetrol S.A. ADR	45,365	2,639,789

Food & Staples Retailing 0.0%
Almacenes Exito S.A.	14,770	209,999

Materials 0.1%
Cementos Argos S.A.	42,200	259,729
Inversiones Argos S.A.	46,420	440,348

		700,077

Utilities 0.0%
Interconexion Electrica S.A. ESP	33,760	217,315

		6,365,936

Czech Republic 0.4%

Banks 0.1%
Komercni Banka A/S	2,743	538,651

Telecommunication Services 0.0%
Telefonica O2 Czech Republic A/S	11,394	248,507

Utilities 0.3%
CEZ A/S	33,760	1,461,762

		2,248,920

Egypt 0.5%

Banks 0.1%
Commercial International Bank GDR	128,710	514,840

Capital Goods 0.2%
Orascom Construction Industries GDR	29,329	1,322,151

Telecommunication Services 0.2%
Orascom Telecom Holding SAE GDR - Reg’d *	188,435	649,912
Orascom Telecom Media And Technology Holding SAE GDR - Reg’d (b)(c)	176,826	230,168

		880,080

		2,717,071

Hong Kong 0.1%

Automobiles & Components 0.1%
Brilliance China Automotive Holdings Ltd. *(a)	422,000	492,425

Diversified Financials 0.0%
China Everbright Ltd.	50,000	94,124

Materials 0.0%
China Resources Cement Holdings Ltd. (a)	100,000	84,196

		670,745

Hungary 0.4%

Banks 0.2%
OTP Bank Nyrt. plc	51,906	964,189

Energy 0.1%
MOL Hungarian Oil and Gas Nyrt. *	10,550	916,634

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	2,321	419,495

		2,300,318

India 9.8%

Automobiles & Components 0.7%
Bajaj Auto Ltd.	43,677	1,609,035
Hero Honda Motors Ltd.	13,505	537,334
Mahindra & Mahindra Ltd.	39,246	569,351
Maruti Suzuki India Ltd.	12,660	325,477
Tata Motors Ltd.	148,755	823,146

		3,864,343

Banks 1.7%
Axis Bank Ltd.	54,438	1,309,578
Bank of Baroda	15,682	257,260
Canara Bank Ltd.	56,126	584,049
HDFC Bank Ltd.	178,295	1,891,724
Housing Development Finance Corp., Ltd.	179,350	2,427,135
ICICI Bank Ltd.	93,262	1,723,092
Oriental Bank of Commerce	56,548	323,354
State Bank of India	24,265	1,114,230
Union Bank of India Ltd.	42,413	200,815

		9,831,237

Capital Goods 0.7%
Adani Enterprises Ltd.	37,136	283,540
Bharat Heavy Electricals Ltd.	118,160	736,179
Crompton Greaves Ltd.	65,208	189,131
Cummins India Ltd.	25,320	243,436
Jaiprakash Associates Ltd.	196,863	306,883
Larsen & Toubro Ltd.	72,373	1,927,092
Siemens India Ltd.	12,871	207,470

		3,893,731

Consumer Durables & Apparel 0.1%
Titan Industries Ltd.	103,390	479,927

Diversified Financials 0.3%
Bajaj Holdings & Investment Ltd.	24,265	397,568
Infrastructure Development Finance Co., Ltd.	197,496	571,614
Kotak Mahindra Bank Ltd.	53,172	594,428
Rural Electrification Corp., Ltd.	42,200	185,556
Shriram Transport Finance Co., Ltd.	8,440	94,526

		1,843,692

Energy 1.3%
Bharat Petroleum Corp., Ltd.	31,017	418,961
Cairn India Ltd. *	38,824	293,457
Coal India Ltd.	73,850	503,886
Hindustan Petroleum Corp., Ltd.	58,658	375,813
Indian Oil Corp., Ltd.	58,236	338,413

See financial notes 57

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Oil & Natural Gas Corp., Ltd.	191,588	1,146,166
Reliance Industries Ltd.	250,246	4,160,895
The Great Eastern Shipping Co., Ltd.	50,218	247,043

		7,484,634

Food, Beverage & Tobacco 0.8%
ITC Ltd.	917,428	3,896,402
Nestle India Ltd.	5,486	493,639

		4,390,041

Household & Personal Products 0.2%
Colgate-Palmolive (India) Ltd.	16,880	362,329
Hindustan Unilever Ltd.	116,894	908,725

		1,271,054

Materials 0.9%
Asian Paints Ltd.	2,110	136,476
Hindalco Industries Ltd.	276,199	838,854
Jindal Steel & Power Ltd.	72,373	860,768
JSW Steel Ltd.	35,448	585,857
NMDC Ltd.	82,712	302,681
Sesa Goa Ltd.	72,795	318,524
Sterlite Industries (India) Ltd. ADR	94,317	935,625
Tata Chemicals Ltd.	56,548	419,293
Tata Steel Ltd.	41,356	399,848
Ultratech Cement Ltd.	14,770	421,417

		5,219,343

Media 0.1%
Zee Entertainment Enterprises Ltd.	110,564	288,649

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Cipla Ltd.	110,142	711,282
Dr. Reddys Laboratories Ltd.	17,302	576,886
Lupin Ltd.	65,410	643,156
Piramal Healthcare Ltd.	13,715	127,048
Sun Pharmaceutical Industries Ltd.	60,135	674,847

		2,733,219

Real Estate 0.1%
DLF Ltd.	83,767	385,848
Housing Development & Infrastructure Ltd. *	42,200	98,030

		483,878

Software & Services 1.4%
HCL Technologies Ltd.	41,356	409,214
Infosys Technologies Ltd.	87,776	5,142,087
Mphasis Ltd.	12,660	111,385
Tata Consultancy Services Ltd.	51,484	1,282,531
Wipro Ltd. ADR	66,704	732,410

		7,677,627

Telecommunication Services 0.4%
Bharti Airtel Ltd.	257,420	1,838,339
Idea Cellular Ltd. *	279,364	539,233
Reliance Communications Ltd.	42,200	81,068

		2,458,640

Transportation 0.1%
Adani Ports and Special Economic Zone Ltd.	63,300	190,248
Container Corp. Of India Ltd.	4,220	83,268

		273,516

Utilities 0.5%
Adani Power Ltd. *	104,656	162,291
GAIL India Ltd.	70,052	533,573
NHPC Ltd.	211,000	91,702
NTPC Ltd.	247,503	917,089
Power Grid Corp. of India Ltd.	202,771	467,519
Reliance Power Ltd. *	117,738	287,318
Tata Power Co., Ltd.	211,000	499,408
Torrent Power Ltd.	10,550	47,562

		3,006,462

		55,199,993

Indonesia 3.0%

Automobiles & Components 0.6%
PT Astra International Tbk	453,000	3,558,210

Banks 0.8%
Bank Danamon Indonesia Tbk PT	211,000	104,681
PT Bank Central Asia Tbk	2,004,500	1,688,936
PT Bank Mandiri Tbk	1,371,959	981,057
PT Bank Negara Indonesia (Persero) Tbk	633,316	265,052
PT Bank Rakyat Indonesia (Persero) Tbk	2,110,000	1,614,080

		4,653,806

Capital Goods 0.3%
PT United Tractors Tbk	422,000	1,356,763

Energy 0.3%
PT Adaro Energy Tbk	1,477,000	314,395
PT Bumi Resources Tbk	3,481,500	945,640
PT Tambang Batubara Bukit Asam Tbk	211,000	485,393

		1,745,428

Food, Beverage & Tobacco 0.3%
Charoen Pokphand Indonesia Tbk PT	1,055,000	312,874
PT Astra Agro Lestari Tbk	94,950	234,743
PT Gudang Garam Tbk	80,180	504,459
PT Indofood Sukses Makmur Tbk	761,900	430,786

		1,482,862

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	253,000	539,939

Materials 0.2%
PT Aneka Tambang Tbk	738,500	160,472
PT Indocement Tunggal Prakarsa Tbk	211,000	408,199
PT Semen Gresik (Persero) Tbk	422,000	526,330
Vale Indonesia Tbk	527,500	211,994

		1,306,995

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	1,055,000	409,368

58 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.2%
PT Telekomunikasi Indonesia Tbk	1,688,000	1,319,335

Utilities 0.1%
PT Perusahaan Gas Negara	1,688,000	701,774

		17,074,480

Malaysia 4.5%

Automobiles & Components 0.1%
UMW Holdings Berhad	194,700	464,732

Banks 1.4%
Alliance Financial Group Berhad	341,000	441,689
CIMB Group Holdings Berhad	849,200	2,029,802
Hong Leong Bank Berhad	111,100	448,777
Malayan Banking Berhad	807,400	2,358,454
Public Bank Berhad - Foreign Market	550,741	2,507,798
RHB Capital Berhad	111,100	294,857

		8,081,377

Capital Goods 0.6%
Gamuda Berhad	466,400	568,306
IJM Corp. Berhad	219,500	430,866
Sime Darby Berhad	696,300	2,252,428

		3,251,600

Consumer Services 0.4%
Berjaya Sports Toto Berhad	194,700	284,689
Genting Berhad	445,500	1,576,465
Genting Malaysia Berhad	500,200	652,906

		2,514,060

Diversified Financials 0.2%
AMMB Holdings Berhad	424,600	868,903

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	21,100	367,691
IOI Corp. Berhad	765,600	1,380,150
Kuala Lumpur Kepong Berhad	90,200	705,219
PPB Group Berhad	90,200	517,924

		2,970,984

Materials 0.2%
Lafarge Malayan Cement Berhad	63,300	151,726
Petronas Chemicals Group Berhad	379,800	849,494

		1,001,220

Real Estate 0.1%
SP Setia Berhad	351,800	462,725
UEM Land Holdings Berhad *	211,000	162,714

		625,439

Telecommunication Services 0.6%
Axiata Group Berhad	1,037,300	1,790,299
Digi.com Berhad	844,000	1,132,659
Maxis Berhad	361,900	715,222

		3,638,180

Transportation 0.1%
MISC Berhad	278,860	523,182

Utilities 0.3%
Petronas Gas Berhad	126,600	710,025
Tenaga Nasional Berhad	211,250	442,881
YTL Power International Berhad	379,800	235,830

		1,388,736

		25,328,413

Mexico 5.3%

Banks 0.4%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	337,600	1,372,519
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	337,600	667,783

		2,040,302

Capital Goods 0.2%
Alfa S.A.B., A Shares	33,660	452,511
Grupo Carso S.A.B. de C.V., Series A1	147,700	461,905

		914,416

Diversified Financials 0.0%
Inmuebles Carso SAB de C.V., Series B1 *	189,900	159,902

Food & Staples Retailing 0.6%
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,097,200	3,428,723

Food, Beverage & Tobacco 0.7%
Fomento Economico Mexicano S.A.B. de C.V.	337,600	2,492,441
Grupo Bimbo S.A.B. de C.V., Series A	253,200	570,123
Grupo Modelo S.A.B. de C.V., Series C	105,500	692,446

		3,755,010

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	84,400	472,199

Materials 1.3%
Cemex S.A.B. de C.V., Series CPO *	1,521,602	1,170,600
Grupo Mexico S.A.B. de C.V., Series B	1,247,326	3,944,673
Industrias Penoles S.A.B. de C.V.	26,375	1,305,295
Mexichem S.A.B. de C.V.	105,500	383,217
Minera Frisco SAB de C.V., Series A1 *	126,600	554,286

		7,358,071

Media 0.3%
Grupo Televisa S.A., Series CPO	464,200	1,990,284

Retailing 0.1%
Grupo Elektra S.A.B. de C.V.	9,495	826,975

Telecommunication Services 1.5%
America Movil S.A.B. de C.V., Series L	6,878,600	8,298,096

See financial notes 59

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	84,400	317,329

		29,561,307

Morocco 0.1%

Telecommunication Services 0.1%
Maroc Telecom	38,824	653,860

Pakistan 0.0%

Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg’d (c)(d)	9,984	164,736

Peru 0.5%

Banks 0.2%
Credicorp Ltd.	9,073	1,114,981

Materials 0.3%
Companhia de Minas Buenaventura S.A. ADR	40,723	1,634,214

		2,749,195

Philippines 0.7%

Banks 0.2%
Bank of the Philippine Islands	365,269	569,839
BDO Unibank, Inc.	164,580	252,134

		821,973

Capital Goods 0.2%
Aboitiz Equity Ventures, Inc.	147,700	164,783
SM Investments Corp.	46,420	692,147

		856,930

Diversified Financials 0.0%
Ayala Corp.	21,100	197,897

Real Estate 0.1%
Ayala Land, Inc.	844,000	404,678
SM Prime Holdings, Inc.	844,000	322,952

		727,630

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	8,440	564,180

Utilities 0.1%
Aboitiz Power Corp.	422,000	315,846
Manila Electric Co.	73,850	455,312

		771,158

		3,939,768

Poland 1.3%

Banks 0.5%
Bank Handlowy w Warszawie S.A.	9,073	227,670
Bank Pekao S.A.	18,990	953,654
Get Bank S.A. *	312,553	182,985
Getin Holding S.A. *	106,787	81,621
Powszechna Kasa Oszczednosci Bank Polski S.A.	94,317	1,043,007

		2,488,937

Energy 0.1%
Polski Koncern Naftowy Orlen S.A. *	44,943	519,222

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	10,550	1,149,175

Materials 0.2%
KGHM Polska Miedz S.A.	24,054	1,152,414

Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	101,913	563,172

Utilities 0.2%
Polska Grupa Energetyczna S.A.	167,534	1,081,638
Tauron Polska Energia S.A.	91,996	152,601

		1,234,239

		7,107,159

Russia 6.7%

Banks 1.0%
Sberbank of Russia *	339,710	4,716,983
VTB Bank OJSC GDR - Reg’d	197,918	1,001,465

		5,718,448

Consumer Durables & Apparel 0.0%
PIK Group GDR - Reg’d *	74,768	199,930

Energy 4.2%
Gazprom ADR	724,574	9,600,606
LUKOIL ADR	98,959	6,348,220
NovaTek OAO GDR - Reg’d	15,192	2,204,359
Rosneft Oil Co. GDR - Reg’d	313,757	2,426,910
Surgutneftegas ADR	115,206	1,221,184
Tatneft ADR	42,833	1,712,035

		23,513,314

Materials 0.8%
Mining & Metallurgical Co., Norilsk Nickel ADR	80,180	1,588,366
Novolipetsk Steel GDR - Reg’d	21,733	520,940
Severstal GDR - Reg’d	47,264	727,865
Uralkali GDR - Reg’d	39,246	1,595,350

		4,432,521

Telecommunication Services 0.4%
Mobile TeleSystems ADR	77,015	1,405,524
Rostelecom ADR *	38,824	1,160,449

		2,565,973

Utilities 0.3%
Federal Hydrogenerating Co. ADR	357,012	1,474,102

		37,904,288

South Africa 10.1%

Banks 1.0%
ABSA Group Ltd.	57,814	1,237,730
Nedbank Group Ltd.	41,145	886,996

60 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Standard Bank Group Ltd.	254,255	3,773,111

		5,897,837

Capital Goods 0.5%
Aveng Ltd.	83,134	403,942
Barloworld Ltd.	47,897	573,399
Bidvest Group Ltd.	55,704	1,314,504
Reunert Ltd.	36,292	339,528

		2,631,373

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd. *	281,927	1,016,045

Consumer Services 0.0%
Sun International Ltd.	22,155	249,646

Diversified Financials 0.9%
African Bank Investments Ltd.	126,600	667,648
FirstRand Ltd.	684,484	2,195,803
Investec Ltd.	53,383	352,963
Remgro Ltd.	81,235	1,451,505
RMB Holdings Ltd.	154,663	648,737

		5,316,656

Energy 0.9%
Sasol Ltd.	98,326	5,277,127

Food & Staples Retailing 0.5%
Clicks Group Ltd.	21,100	124,331
Massmart Holdings Ltd.	16,729	394,974
Pick n Pay Stores Ltd.	44,732	258,598
Shoprite Holdings Ltd.	86,721	1,583,052
The Spar Group Ltd.	37,558	580,999

		2,941,954

Food, Beverage & Tobacco 0.3%
AVI Ltd.	82,079	483,316
Tiger Brands Ltd.	26,586	929,593

		1,412,909

Health Care Equipment & Services 0.2%
Life Healthcare Group Holdings Ltd.	123,435	360,354
Mediclinic International Ltd.	42,200	203,914
Netcare Ltd.	234,421	432,645

		996,913

Insurance 0.5%
Discovery Holdings Ltd.	67,942	446,125
MMI Holdings Ltd.	256,411	656,670
Sanlam Ltd.	351,315	1,455,207

		2,558,002

Materials 2.2%
AECI Ltd.	25,742	318,881
African Rainbow Minerals Ltd.	15,192	389,476
Anglo Platinum Ltd.	16,458	1,307,901
AngloGold Ashanti Ltd.	58,869	2,573,889
ArcelorMittal South Africa Ltd.	26,586	232,666
Exxaro Resources Ltd.	14,137	400,379
Gold Fields Ltd.	121,958	1,944,728
Harmony Gold Mining Co., Ltd.	85,455	1,135,546
Impala Platinum Holdings Ltd.	95,372	2,139,092
Kumba Iron Ore Ltd.	15,192	1,163,859
Nampak Ltd.	135,673	428,861
Pretoria Portland Cement Co., Ltd.	99,381	421,524

		12,456,802

Media 0.6%
Naspers Ltd., N Shares	63,511	3,554,134

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Aspen Pharmacare Holdings Ltd. *	69,208	1,009,295

Real Estate 0.2%
Fountainhead Property Trust	278,252	270,775
Growthpoint Properties Ltd.	335,068	924,223

		1,194,998

Retailing 0.7%
Imperial Holdings Ltd.	37,775	747,266
Mr. Price Group Ltd.	42,200	505,367
The Foschini Group Ltd.	46,631	739,817
Truworths International Ltd.	77,015	835,564
Woolworths Holdings Ltd.	145,801	883,002

		3,711,016

Telecommunication Services 1.2%
MTN Group Ltd.	295,400	5,364,637
Telkom South Africa Ltd.	73,428	254,675
Vodacom Group (Pty) Ltd.	70,474	979,042

		6,598,354

		56,823,061

Taiwan 12.6%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	258,600	637,791
China Motor Corp.	50,000	55,535
Yulon Motor Co., Ltd.	227,000	478,772

		1,172,098

Banks 1.1%
Chang Hwa Commercial Bank	900,520	551,414
China Development Financial Holding Corp.	2,344,268	794,289
Chinatrust Financial Holding Co., Ltd.	1,818,989	1,237,576
E.Sun Financial Holding Co., Ltd.	882,946	483,584
First Financial Holding Co., Ltd.	982,071	629,747
Hua Nan Financial Holdings Co., Ltd.	1,280,160	759,926
Mega Financial Holding Co., Ltd.	1,498,280	1,167,186
Taiwan Cooperative Financial Holding *	844,000	554,130

		6,177,852

Capital Goods 0.3%
Far Eastern New Century Corp.	650,449	835,299
Taiwan Glass Industrial Corp.	226,700	278,015
Walsin Lihwa Corp.	844,000	328,746

		1,442,060

Commercial & Professional Services 0.0%
Taiwan Secom Co., Ltd.	48,000	98,789

Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	211,000	211,387

See financial notes 61

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Giant Manufacturing Co. Ltd.	38,000	163,526
Pou Chen Corp.	635,580	564,316

		939,229

Diversified Financials 0.5%
Capital Securities Corp.	652,629	288,616
Fubon Financial Holding Co., Ltd.	1,108,952	1,305,271
KGI Securities Co., Ltd.	428,019	192,198
Yuanta Financial Holding Co., Ltd. *	1,717,316	1,013,588

		2,799,673

Energy 0.1%
Formosa Petrochemical Corp.	251,000	827,388

Food & Staples Retailing 0.1%
President Chain Store Corp.	111,000	587,172

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	680,658	1,043,123

Insurance 0.3%
Cathay Financial Holding Co., Ltd.	1,081,716	1,273,213
Shin Kong Financial Holding Co., Ltd. *	1,291,151	437,470

		1,710,683

Materials 2.1%
Asia Cement Corp.	431,813	553,060
China Steel Corp.	1,762,719	1,828,920
Feng Hsin Iron & Steel Co.	60,000	105,729
Formosa Chemicals & Fibre Corp.	663,000	2,074,976
Formosa Plastics Corp.	1,055,000	3,301,810
Nan Ya Plastics Corp.	1,266,000	3,109,444
Oriental Union Chemical Corp.	50,000	69,567
Taiwan Cement Corp.	489,690	628,854
Taiwan Fertilizer Co., Ltd.	82,000	229,575

		11,901,935

Real Estate 0.0%
Cathay Real Estate Development Co. Ltd.	211,000	90,082

Semiconductors & Semiconductor Equipment 3.2%
Advanced Semiconductor Engineering, Inc.	1,055,015	1,033,625
Epistar Corp.	89,000	233,127
Macronix International Co., Ltd.	633,000	269,169
MediaTek, Inc.	211,099	2,161,546
MStar Semiconductor, Inc.	68,255	434,198
Novatek Microelectronics Corp.	32,000	95,795
Siliconware Precision Industries Co. ADR	134,407	775,529
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	801,800	11,642,136
United Microelectronics Corp. ADR	403,221	1,096,761

		17,741,886

Technology Hardware & Equipment 3.6%
Acer, Inc.	422,086	646,138
Advantech Co., Ltd.	47,500	159,971
Asustek Computer, Inc.	98,816	927,787
AU Optronics Corp. ADR	147,700	784,287
Catcher Technology Co., Ltd.	92,000	674,446
Cheng Uei Precision Industry Co., Ltd.	43,228	103,673
Chicony Electronics Co., Ltd.	66,050	136,162
Chimei Innolux Corp. *	844,000	455,076
Chunghwa Picture Tubes Ltd. *	422,000	32,013
CMC Magnetics Corp. *	422,000	82,115
Compal Communications, Inc.	211,000	485,940
Compal Electronics, Inc.	636,610	753,641
D-Link Corp.	120,000	94,094
Delta Electronics, Inc.	321,000	882,324
Foxconn Technology Co., Ltd.	227,817	1,050,116
HannStar Display Corp. *	633,000	74,937
Hon Hai Precision Industry Co., Ltd.	1,688,164	5,886,407
HTC Corp.	117,750	2,647,733
Inventec Co., Ltd.	639,450	304,541
Largan Precision Co., Ltd.	10,000	224,180
Lite-On Technology Corp.	422,692	574,451
Nan Ya Printed Circuit Board Corp.	30,000	75,418
Pegatron Corp.	237,441	323,093
Quanta Computer, Inc.	422,000	1,043,659
Synnex Technology International Corp.	217,053	550,090
Unimicron Technology Corp.	422,000	552,694
Wistron Corp.	442,468	736,794
Yageo Corp.	313,000	105,199

		20,366,979

Telecommunication Services 0.6%
Chunghwa Telecom Co. Ltd. ADR	61,190	1,860,788
Far EasTone Telecommunications Co., Ltd.	295,000	619,183
Taiwan Mobile Co., Ltd.	272,600	838,312

		3,318,283

Transportation 0.1%
China Airlines Ltd.	211,000	100,131
Eva Airways Corp.	261,000	178,019
Evergreen Marine Corp.	306,199	214,577
Yang Ming Marine Transport Corp.	226,200	131,583

		624,310

		70,841,542

Thailand 2.2%

Banks 0.7%
Bangkok Bank Public Co., Ltd. NVDR	84,400	504,755
Kasikornbank Public Co., Ltd. NVDR	253,200	1,225,634
Krung Thai Bank Public Co., Ltd. NVDR	1,012,800	582,280
Siam Commercial Bank Public Co., Ltd. NVDR	316,500	1,359,491

		3,672,160

Energy 0.7%
Banpu Public Co., Ltd. NVDR	21,100	451,769
IRPC PCL NVDR	2,553,100	399,858

62 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
PTT Exploration & Production Public Co., Ltd. NVDR	211,000	1,286,288
PTT PCL NVDR	126,600	1,518,447

		3,656,362

Food & Staples Retailing 0.2%
CP ALL PCL NVDR	485,300	1,062,320

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods Public Co., Ltd. NVDR	654,100	783,450

Materials 0.3%
Indorama Ventures PCL	211,000	280,613
PTT Global Chemical PCL	218,014	536,661
The Siam Cement Public Co., Ltd. NVDR	63,300	746,674

		1,563,948

Media 0.0%
BEC World PCL	147,700	215,950

Real Estate 0.0%
Central Pattana PCL	84,400	114,337

Telecommunication Services 0.2%
Advanced Info Service Public Co., Ltd. NVDR	189,900	1,003,932
Total Access Communication PCL	63,300	144,838

		1,148,770

Transportation 0.0%
Airports of Thailand PCL	63,300	110,328
Thai Airways International PCL	63,300	54,380

		164,708

Utilities 0.0%
Electricity Generating PCL	42,200	131,766

		12,513,771

Turkey 1.3%

Banks 0.6%
Akbank T.A.S.	253,027	1,017,354
Turkiye Garanti Bankasi A/S	202,771	771,156
Turkiye Halk Bankasi A/S	79,547	549,009
Turkiye Is Bankasi, C Shares	254,466	606,305
Yapi ve Kredi Bankasi A/S *	163,947	313,630

		3,257,454

Capital Goods 0.1%
Enka Insaat ve Sanayi A/S	35,941	102,721
Koc Holding A/S	186,102	775,980

		878,701

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	116,683	505,240

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	19,834	490,752

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	15,192	535,129

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	39,668	602,080

Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir)	212,568	499,172

Real Estate 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	130,820	173,832

Telecommunication Services 0.1%
Turk Telekomunikasyon A/S	42,200	181,277
Turkcell Iletisim Hizmetleri A/S *	25,320	139,220

		320,497

Transportation 0.0%
Turk Hava Yollari Anonim Ortakligi (THY) *	153,186	233,383

		7,496,240

United Arab Emirates 0.2%

Diversified Financials 0.0%
Dubai Financial Market *	79,980	23,299

Real Estate 0.1%
Aldar Properties PJSC *	176,617	59,145
Emaar Properties PJSC	454,168	390,735

		449,880

Transportation 0.1%
DP World Ltd.	43,554	535,279

		1,008,458

Total Common Stock
(Cost $501,838,415)		526,538,639

Preferred Stock 5.8% of net assets

Brazil 5.8%

Banks 1.9%
Banco do Estado do Rio Grande do Sul	21,100	251,445
Itau Unibanco Holding S.A. ADR	365,452	7,692,764
Itausa - Investimentos Itau S.A.	435,715	3,045,361

		10,989,570

Food & Staples Retailing 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (a)	21,100	986,636

Food, Beverage & Tobacco 1.3%
Companhia de Bebidas das Americas ADR	177,240	7,091,372

Materials 1.9%
Bradespar S.A.	42,200	890,012
Klabin S.A.	105,500	524,766
Metalurgica Gerdau S.A.	42,200	561,634
Usinas Siderurgicas de Minas Gerais S.A., A Shares	84,400	572,695
Vale S.A. ADR	325,020	7,988,992

		10,538,099

Retailing 0.1%
Lojas Americanas S.A.	67,731	721,927

See financial notes 63

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Telemar Norte Leste S.A.	2,110	52,858

Utilities 0.4%
AES Tiete S.A.	21,100	312,770
Centrais Eletricas Brasileiras S.A. ADR	45,998	702,390
Cia de Transmissao de Energia Electrica Paulista	4,026	135,630
Companhia Energetica de Sao Paulo, B Shares	21,100	462,212
Eletropaulo Metropolitana S.A.	21,100	454,346

		2,067,348

Total Preferred Stock
(Cost $30,330,967)		32,447,810

Other Investment Company 0.5% of net assets

United States 0.5%
State Street Institutional U.S. Government Money Market Fund	2,727,804	2,727,804

Total Other Investment Company
(Cost $2,727,804)		2,727,804

Security	Face Amount	Value
Rate, Maturity Date	(local currency)	($)

Corporate Bonds 0.0% of net assets

India 0.0%

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dr. Reddy’s Laboratories Ltd. 9.25%, 03/24/14 (INR)	285,360	305

Total Corporate Bond
(Cost $500)		305

End of Investments

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 1.1% of net assets

State Street Institutional U.S. Government Money Market Fund	6,322,107	6,322,107

Total Collateral Invested for Securities on Loan
(Cost $6,322,107)		6,322,107

End of Collateral Invested for Securities on Loan

At 2/29/12, the tax basis cost of the fund’s investments was $535,495,112 and the unrealized appreciation and depreciation were $48,744,745 and ($22,525,299), respectively, with a net unrealized appreciation of $26,219,446.

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $230,168 or 0.0% of net assets.
(c)	Illiquid security. At the period end, the value of these amounted to $394,904 or 0.1% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
INR —	Indian Rupee

64 See financial notes

 Schwab Emerging Markets Equity ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of February 29, 2012 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$526,373,903	$—	$—	$526,373,903
Pakistan(a)	—	—	164,736	164,736
Preferred Stock(a)	32,447,810	—	—	32,447,810
Other Investment Company(a)	2,727,804	—	—	2,727,804
Corporate Bonds(a)	—	305	—	305

Total	$561,549,517	$305	$164,736	$561,714,558

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,322,107	$—	$—	$6,322,107

(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	August 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	February 29,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in*	out*	2012

Common Stock
Pakistan	$—	$—	$15,974	$—	$—	$148,762	$—	$164,736

Total	$—	$—	$15,974	$—	$—	$148,762	$—	$164,736

*	All security transfers in and out of Level 3 from Level 1 or Level 2 were the result of fair valued securities for which no quoted value was available.

All net realized and change in unrealized gains (losses) on Level 3 investments in the tables above are reflected on the accompanying Statements of Operations. Changes in net unrealized gains (losses) for Level 3 investments held by the fund at February 29, 2012 are $15,974.

There were no significant transfers between Level 1 and Level 2 for the period ended February 29, 2012.

See financial notes 65

 Schwab Emerging Markets Equity ETF

Statement of
Assets and Liabilities
As of February 29, 2012; unaudited

Assets

Investments, at value (cost $534,897,686) including securities on loan of $5,939,609		$561,714,558
Collateral invested for securities on loan		6,322,107
Foreign currency, at value (cost $597,850)		604,741
Receivables:
Dividends		718,886
Income from securities on loan		10,696
Foreign tax reclaims		1,048
Interest	+	508

Total assets		569,372,544

Liabilities

Collateral held for securities on loan		6,322,107
Payables:
Investments bought		159,143
Investment adviser fees	+	11,411

Total liabilities		6,492,661

Net Assets

Total assets		569,372,544
Total liabilities	−	6,492,661

Net assets		$562,879,883

Net Assets by Source
Capital received from investors		546,780,793
Net investment income not yet distributed		513,460
Net realized capital losses		(11,243,412)
Net unrealized capital gains		26,829,042

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$562,879,883		21,100,001		$26.68

66 See financial notes

 Schwab Emerging Markets Equity ETF

Statement of
Operations
For September 1, 2011 through February 29, 2012; unaudited

Investment Income

Dividends (net of foreign withholding tax of $304,135)		$3,369,747
Interest (net of foreign withholding tax of $39)		1,304
Securities on loan	+	48,354

Total investment income		3,419,405

Expenses

Investment adviser fees		520,682

Total expenses	−	520,682

Net investment income		2,898,723

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(7,038,436)
Net realized losses on foreign currency transactions*	+	(167,882)

Net realized losses		(7,206,318)
Net unrealized gains on investments (net of foreign capital gains tax of $177,964)		41,470,030
Net unrealized gains on foreign currency translations	+	11,705

Net unrealized gains	+	41,481,735

Net realized and unrealized gains		34,275,417

Net increase in net assets resulting from operations		$37,174,140

*	Includes foreign currency acquisition costs on Brazilian Real of $73,205

See financial notes 67

 Schwab Emerging Markets Equity ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

9/1/11-2/29/12			9/1/10-8/31/11
Net investment income		$2,898,723	$9,204,802
Net realized losses		(7,206,318)	(3,072,159)
Net unrealized gains (losses)	+	41,481,735	(12,954,201)

Net increase (decrease) in net assets resulting from operations		37,174,140	(6,821,558)

Distributions to Shareholders

Distributions from net investment income		($9,535,681)	($2,235,300)

Transactions in Fund Shares

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	VALUE	SHARES	VALUE
Shares Sold		5,900,000	$138,580,311	9,600,000	$269,795,240
Shares Redeemed	+	—	—	(500,000)	(12,298,874)

Net transactions in fund shares		5,900,000	$138,580,311	9,100,000	$257,496,366

Shares Outstanding and Net Assets

		9/1/11-2/29/12		9/1/10-8/31/11
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,200,001	$396,661,113	6,100,001	$148,221,605
Total increase	+	5,900,000	166,218,770	9,100,000	248,439,508

End of period		21,100,001	$562,879,883	15,200,001	$396,661,113

Net investment income not yet distributed			$513,460		$7,150,418

68 See financial notes

 Schwab International ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Mid-Cap ETF
Schwab International Equity ETF	Schwab U.S. Small-Cap ETF
Schwab International Small-Cap Equity ETF	Schwab U.S. Dividend Equity ETF
Schwab Emerging Markets Equity ETF	Schwab U.S. REIT ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF

The funds issue and redeem shares at their net assets value (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”)

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Forward contracts: value based on that day’s exchange rates.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year.

The levels associated with valuing the funds’s investment for the period ended February 29, 2012 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign government, or letters of credit issued by a bank. The initial collateral received by a fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in a fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

70

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

If applicable, the value of the securities on loan as of February 29, 2012 and the value of the related collateral are disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholdings taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures and also the change in the amount of margin deposit required (“due to / from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and distribute net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges, capital gains on investments on currency repatriation. All foreign taxes are recorded in accordance with the

 71

 Schwab International ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of February 29, 2012, if any, are reflected in the funds’ Statement of Assets and Liabilities.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) New Accounting Pronouncements:

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Updates (“ASU”) related to accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new and existing transfers that are modified in the first interim or annual period beginning on or after December 15, 2011.

In May 2011, the FASB issued an update to requirements relating to “Fair Value Measurement which represents amendments to achieve common fair value measurement and disclosure requirements in US GAAP and IFRS.” The amendments include (i) those that clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011 with early adoption prohibited.

At this time, management is evaluating the implications of these changes and their impact on the financial statements.

3. Risk Factors:

Investing in the funds may involve certain risks, as described in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Stock markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

The funds are not actively managed. Therefore, a fund follows the securities included in an index during upturns as well as downturns. Because of the indexing strategies, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance is normally below that of the index.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Certain funds invest in large- and mid-cap stocks. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap U.S. stocks fall behind other types of investments — small-cap stocks, for instance — a fund’s large- and mid-cap holdings could reduce performance.

Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall

72

 Schwab International ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Certain funds invest in emerging markets. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. It is sometimes difficult to obtain and enforce court judgments in such countries, and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

A fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because a fund utilizes a sampling approach it may not track the return of the index as well as it would if a fund purchased all of the securities in its benchmark index.

As an index fund, a fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

A fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

A particular investment may be difficult to purchase or sell. A fund may be unable to sell illiquid securities at an advantageous time or price.

A fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, a fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

 73

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate a fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory services to the following funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

	Schwab	Schwab
Schwab	International	Emerging
International	Small-Cap	Markets
Equity ETF	Equity ETF	Equity ETF

0.13%	0.35%	0.25%

The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. During the period ended February 29, 2012, there were no transactions involving affiliates.

The funds may engage in direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2012, there were no direct security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

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Financial Notes, unaudited (continued)

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended February 29, 2012, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab International Equity ETF	$29,199,090	$28,344,037
Schwab International Small-Cap Equity ETF	25,799,191	25,414,746
Schwab Emerging Markets Equity ETF	58,133,590	16,128,646

9. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended February 29, 2012 were as follows:

	In-kind Purchases of Securities	In-kind Sales of Securities

Schwab International Equity ETF	$102,078,719	$—
Schwab International Small-Cap Equity ETF	20,517,554	10,069,724
Schwab Emerging Markets Equity ETF	90,827,344	—

For the period ended February 29, 2012, certain funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended February 29, 2012 are disclosed in the funds’ Statements of Operations.

10. Federal Income Taxes

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of August 31, 2011, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
Expiration Date	Equity ETF	Equity ETF	Equity ETF

August 31, 2019	$2,345,874	$215,545	$1,091,404

 75

 Schwab International ETFs

Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):

For tax purposes, realized net capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2011, capital losses deferred for each fund were as follows:

		Schwab	Schwab
	Schwab	International	Emerging
	International	Small-Cap	Markets
	Equity ETF	Equity ETF	Equity ETF

Deferred capital losses	$3,219,306	$1,649,561	$2,802,592

As of August 31, 2011, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2011, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by the President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010. The funds are fully compliant with the noted provisions of the Act for the period ending February 29, 2012.

11. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

76

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 92 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired (January 2009 – present). Consulting Managing Director, PIMCO (investment adviser) (January 2003 – December 2008); Managing Director, PIMCO (February 1999 – December 2002); President and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust (investments) (February 1994 – May 2005).	17	Director, PS Business Parks, Inc. (2005 – present).
Trustee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (1997 – 2008).
Director and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Director, PCM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Mark A. Goldfarb 1952 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Founder and Managing Director, SS&G, Inc. (certified public accountants and advisers) (May 1987 – present).	17	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	17	None

 77

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	92	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

78

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Secretary and Chief Legal Officer (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he is an employee of Schwab and/or the investment adviser. In addition to his employment with the investment adviser and Schwab, Mr. Bettinger also owns stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 79

Glossary

American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

80

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each a solid investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2012 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR54790-02

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable to this semi-annual report.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 04/10/12
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer
Date: 04/10/12

By:	/s/ George Pereira George Pereira
Principal Financial Officer
Date: 04/04/12